UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-07912

Old Westbury Funds, Inc.
(Exact name of registrant as specified in charter)

760 Moore Rd.
King of Prussia, PA 19406
(Address of principal executive offices) (Zip code)

Marianna DiBenedetto

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406
(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-607-2200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Old Westbury Funds, Inc.

Semi-Annual Report

April 30, 2020

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
Disclosure of Fund Expenses
For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from Nov 1, 2019 through April 30, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Actual Beginning Account Value 11/1/19	Actual Ending Account Value 04/30/20	Actual Expenses Paid During Period* 11/1/19-04/30/20	Actual Expense Ratio During Period** 11/1/19-04/30/20
All Cap Core Fund	$1,000.00	$ 998.80	$4.87	0.98%
Large Cap Strategies Fund	1,000.00	928.20	5.27	1.10%
All Cap ESG Fund	1,000.00	908.20	4.74	1.00%
Small & Mid Cap Strategies Fund	1,000.00	899.20	5.24	1.11%
Multi-Asset Opportunities Fund	1,000.00	819.70	5.43	1.20%
Fixed Income Fund	1,000.00	1,045.30	2.90	0.57%
Municipal Bond Fund	1,000.00	1,003.20	2.84	0.57%
California Municipal Bond Fund	1,000.00	1,004.00	2.84	0.57%
New York Municipal Bond Fund	1,000.00	993.20	2.82	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.
3

Old Westbury Funds, Inc.
Disclosure of Fund Expenses – (Continued)
For the Period Ended April 30, 2020 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Hypothetical Beginning Account Value 11/1/19	Hypothetical Ending Account Value 04/30/20	Hypothetical Expenses Paid During Period* 11/1/19-04/30/20	Hypothetical Expense Ratio During Period** 11/1/19-04/30/20
All Cap Core Fund	$1,000.00	$1,019.99	$4.92	0.98%
Large Cap Strategies Fund	1,000.00	1,019.39	5.52	1.10%
All Cap ESG Fund	1,000.00	1,019.89	5.02	1.00%
Small & Mid Cap Strategies Fund	1,000.00	1,019.34	5.57	1.11%
Multi-Asset Opportunities Fund	1,000.00	1,018.90	6.02	1.20%
Fixed Income Fund	1,000.00	1,022.03	2.87	0.57%
Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%
California Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%
New York Municipal Bond Fund	1,000.00	1,022.03	2.87	0.57%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 to reflect the one-half year period.
**	Expense ratios are annualized and reflect existing expense waivers/reimbursements.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, these tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 93.5%
Banks — 4.0%
1,843,286	Bank of America Corp.	$44,331,028
764,797	Citigroup, Inc.	37,138,542
		81,469,570
Communication Services — 11.9%
64,740	Alphabet, Inc. - Class C(a)	87,312,248
79,049	Charter Communications, Inc. - Class A(a)	39,147,436
320,909	Facebook, Inc. - Class A(a)	65,693,281
328,500	Sea Ltd. - ADR(a)	18,258,030
591,664	Tencent Holdings Ltd.	31,825,074
		242,236,069
Consumer Discretionary — 14.0%
105,905	Advance Auto Parts, Inc.	12,804,974
146,209	Alibaba Group Holding Ltd. - ADR(a)	29,632,178
38,432	Amazon.com, Inc.(a)	95,080,768
59,019	Burlington Stores, Inc.(a)	10,782,181
349,144	Dollarama, Inc.	10,951,275
270,570	Hilton Worldwide Holdings, Inc.	20,484,855
117,504	Home Depot, Inc. (The)	25,830,904
57,430	LVMH Moet Hennessy Louis Vuitton SE	22,181,412
443,587	NIKE, Inc. - Class B	38,671,915
137,000	Ross Stores, Inc.	12,516,320
73,153	Samsonite International SA(b)	61,806
130,530	Wyndham Hotels & Resorts, Inc.	4,922,286
		283,920,874
Consumer Staples — 2.3%
35,509	Ingredion, Inc.	2,883,331
323,825	PepsiCo, Inc.	42,838,809
		45,722,140
Diversified Financials — 5.4%
40,427	BlackRock, Inc.	20,295,971
653,955	Blackstone Group, Inc. - Class A (The)	34,162,609
118,564	CME Group, Inc.	21,129,290
132,994	Nasdaq, Inc.	14,585,453
64,022	S&P Global, Inc.	18,750,763
		108,924,086
Health Care — 13.6%
48,707	Cooper Cos., Inc. (The)	13,964,297
286,369	Danaher Corp.	46,809,877
294,533	IQVIA Holdings, Inc.(a)	41,997,460
66,979	Laboratory Corp of America Holdings(a)	11,014,697
75,998	STERIS Plc	10,829,715
36,380	Teleflex, Inc.	12,201,852
139,234	Thermo Fisher Scientific, Inc.	46,598,835
150,893	UnitedHealth Group, Inc.	44,131,676
Shares		Value
Health Care (continued)
39,654	West Pharmaceutical Services, Inc.	$7,504,916
314,347	Zoetis, Inc.	40,648,211
		275,701,536
Industrials — 10.7%
71,456	Allegion Plc	7,184,186
204,026	AO Smith Corp.	8,646,622
79,578	Cintas Corp.	17,652,788
64,469	Dover Corp.	6,037,522
89,058	Equifax, Inc.	12,370,156
415,849	Fortive Corp.	26,614,336
310,314	IAA, Inc.(a)	11,978,120
50,107	IDEX Corp.	7,697,938
33,885	L3Harris Technologies, Inc.	6,563,525
1,653,982	Rentokil Initial Plc	9,880,520
202,506	Safran SA	18,689,857
331,622	Union Pacific Corp.	52,989,879
54,319	Verisk Analytics, Inc.	8,301,573
231,628	Waste Management, Inc.	23,167,433
		217,774,455
Information Technology — 26.1%
48,500	Adobe, Inc.(a)	17,151,540
232,017	Amphenol Corp. - Class A	20,477,820
43,761	ANSYS, Inc.(a)	11,457,943
255,572	Apple, Inc.	75,087,054
90,525	Cabot Microelectronics Corp.	11,092,934
85,364	CDW Corp.	9,458,331
379,683	Fidelity National Information Services, Inc.	50,076,391
771,326	Microsoft Corp.	138,229,332
33,170	Nice Ltd. - ADR(a)	5,449,831
200,043	Salesforce.com, Inc.(a)	32,396,964
55,649	ServiceNow, Inc.(a)	19,562,849
100,299	Synopsys, Inc.(a)	15,758,979
371,204	Texas Instruments, Inc.	43,085,648
401,043	Visa, Inc. - Class A	71,674,405
65,669	WEX, Inc.(a)	8,689,322
		529,649,343
Insurance — 0.8%
152,941	CHUBB Ltd.	16,519,157
Materials — 0.8%
82,948	AptarGroup, Inc.	8,882,072
55,110	Vulcan Materials Co.	6,225,777
		15,107,849
Real Estate — 1.6%
137,444	American Tower Corp. REIT	32,711,672
Utilities — 2.3%
371,800	Ameren Corp.	27,048,450

5

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
Utilities (continued)
160,613	American Water Works Co., Inc.	$19,544,996
		46,593,446
Total Common Stocks (Cost $1,438,130,257)		1,896,330,197

INVESTMENT COMPANY — 2.3%
47,780,825	SEI Daily Income Trust Government II Fund, Class A, 0.32%(c)	47,780,825
Total Investment Company (Cost $47,780,825)		47,780,825

EXCHANGE-TRADED FUNDS — 4.2%
1,557,450	Energy Select Sector SPDR Fund	59,183,100
252,490	Health Care Select Sector SPDR Fund	25,180,828
Total Exchange-Traded Funds (Cost $69,445,788)		84,363,928
TOTAL INVESTMENTS — 100.0% (Cost $1,555,356,870)		$2,028,474,950
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		51,936
NET ASSETS — 100.0%		$2,028,526,886

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of April 30, 2020.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

SPDR-Standard & Poor’s Depository Receipts

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	26.1%
Consumer Discretionary	14.0
Health Care	13.6
Communication Services	11.9
Industrials	10.7
Diversified Financials	5.4
Banks	4.0
Utilities	2.3
Consumer Staples	2.3
Real Estate	1.6
Insurance	0.8
Materials	0.8
Other*	6.5
100.0%

*	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 88.1%
AUSTRALIA — 0.9%
332,339	Atlassian Corp. Plc - Class A(a)	$51,675,391
433,360	CSL Ltd.	87,385,338
		139,060,729
BELGIUM — 0.3%
232,237	Galapagos NV - ADR(a)	51,196,647
BELIZE — 0.6%
6,645,994	Ambev SA - ADR	14,288,887
1,107,254	B3 SA - Brasil Bolsa Balcao	7,788,386
4,905,358	Banco Bradesco SA - ADR	17,266,860
398,580	Cia Brasileira de Distribuicao - ADR	4,866,662
3,978,588	Itau Unibanco Holding SA - ADR	16,749,855
1,715,235	Localiza Rent a Car SA	10,837,911
840,400	Lojas Renner SA	5,948,435
1,346,260	WEG SA	9,840,901
		87,587,897
CANADA — 1.7%
3,551,800	Alimentation Couche-Tard, Inc. - Class B	99,106,945
415,330	Barrick Gold Corp.	10,690,954
647,640	BCE, Inc.	26,190,348
353,030	Emera, Inc.	14,053,229
204,715	Enbridge, Inc.	6,272,563
132,140	Intact Financial Corp.	12,575,585
265,795	Loblaw Cos. Ltd.	13,080,181
101,421	Shopify, Inc. - Class A(a)	64,127,484
198,695	Thomson Reuters Corp.	13,999,079
314,720	Toronto-Dominion Bank (The)	13,149,980
		273,246,348
CHILE — 0.0%
251,810	Banco Santander Chile - ADR	4,235,444
CHINA — 0.4%
3,208,203	Fuyao Glass Industry Group Co., Ltd.	8,970,159
3,508,567	Hangzhou Hikvision Digital Technology Co., Ltd.	15,892,265
393,289	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	5,469,856
2,479,929	Midea Group Co., Ltd.	18,832,598
1,399,789	S.f. Holding Co., Ltd.	9,253,545
		58,418,423
COLOMBIA — 0.1%
389,165	Bancolombia SA - ADR	10,157,207
CZECH REPUBLIC — 0.0%
395,325	Komercni Banka AS(a)	8,380,307
EGYPT — 0.1%
2,817,842	Commercial International Bank Egypt SAE - GDR	10,820,513
Shares		Value
FINLAND — 0.2%
206,835	Elisa Oyj	$12,566,088
544,660	Kesko Oyj - B Shares	8,863,491
390,170	Neste Oyj	13,823,322
		35,252,901
FRANCE — 1.2%
59,930	Iliad SA	8,931,739
354,572	L’Oreal SA	103,084,777
794,700	Schneider Electric SE	72,683,267
		184,699,783
GEORGIA — 0.6%
218,566	Bank of Georgia Group Plc	2,741,813
508,220	Deutsche Post AG	15,120,788
300,145	HeidelbergCement AG	14,268,342
2,657,215	Telefonica Deutschland Holding AG	7,556,434
1,047,467	Zalando SE(a)(b)	51,068,794
		90,756,171
GERMANY — 0.3%
90,210	Coloplast A/S - Class B	14,268,263
283,285	Novozymes A/S - B Shares	13,878,750
187,335	Pandora A/S	6,655,114
75,500	SimCorp A/S	6,985,351
		41,787,478
HONG KONG — 1.5%
14,849,226	AIA Group Ltd.	137,813,842
995,809	ASM Pacific Technology Ltd.	10,121,864
5,052,000	Guangdong Investment Ltd.	10,504,771
7,886,910	Hong Kong & China Gas Co. Ltd.	14,100,300
25,248,648	Sino Biopharmaceutical Ltd.	36,932,559
2,479,500	Techtronic Industries Co. Ltd.	18,886,098
		228,359,434
ICELAND — 0.1%
2,396,240	Bank Leumi Le-Israel BM	12,984,789
INDIA — 2.0%
1,100,767	Asian Paints Ltd.	25,779,598
7,262,700	HDFC Bank Ltd.	96,887,581
318,428	HDFC Bank, Ltd. - ADR	13,803,854
3,009,068	Housing Development Finance Corp. Ltd.	76,774,410
1,114,877	Kotak Mahindra Bank Ltd.	20,149,292
374,095	Maruti Suzuki India Ltd.	26,695,523
852,371	Tata Consultancy Services, Ltd.	22,865,154
2,290,759	Titan Co. Ltd.	29,591,195
		312,546,607
INDONESIA — 0.2%
25,500,649	Astra International Tbk PT	6,600,168
7,985,922	Bank Central Asia Tbk PT	13,878,056

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
INDONESIA (continued)
80,195,368	Bank Rakyat Indonesia Persero Tbk PT	$14,718,209
		35,196,433
IRAN — 0.8%
77,935	Accenture Plc - Class A	14,432,783
461,012	Aptiv Plc	32,063,385
167,775	Cimpress PLC(a)	12,212,342
606,595	Medtronic Plc	59,221,870
		117,930,380
ISLE OF MAN — 0.2%
3,239,421	GVC Holdings Plc	30,763,422
JAPAN — 3.3%
1,038,860	Ajinomoto Co, Inc.	18,547,787
457,505	ANA Holdings, Inc.(a)	9,809,617
246,100	Bandai Namco Holdings, Inc.	12,454,634
245,500	Benesse Holdings, Inc.	7,023,110
552,450	Fujifilm Holdings Corp.	26,455,207
599,300	ITOCHU Corp.	11,867,050
2,015	Japan Real Estate Investment Corp.	10,965,475
1,674,700	JXTG Holdings, Inc.	5,972,210
441,600	KDDI Corp.	12,793,500
442,434	Keyence Corp.	159,839,409
439,200	Kyowa Hakko Kirin Co. Ltd.	10,305,229
225,100	Lawson, Inc.	11,683,427
212,500	MS&AD Insurance Group Holdings, Inc.	6,182,034
254,787	Nagoya Railroad Co. Ltd.	7,348,141
978,100	Nihon M&A Center, Inc.	32,401,300
1,037,251	Nippon Telegraph & Telephone Corp.	23,612,768
352,700	Nissan Chemical Corp.	13,606,467
282,245	NTT DOCOMO, Inc.	8,279,432
482,500	PeptiDream, Inc.(a)	18,209,244
115,702	Sawai Pharmaceutical Co. Ltd.	6,339,540
545,600	Sega Sammy Holdings, Inc.	6,665,253
895,605	Sekisui Chemical Co. Ltd.	11,433,433
766,100	Sekisui House Ltd.	13,267,454
1,277,935	Terumo Corp.	42,536,307
347,360	Tobu Railway Co. Ltd.	11,862,968
248,400	Trend Micro, Inc.	12,661,306
86,800	West Japan Railway Co.	5,392,495
		517,514,797
KENYA — 0.1%
1,910,779	East African Breweries Ltd.	3,077,735
60,424,520	Safaricom Plc	16,056,865
		19,134,600
LUXEMBOURG — 0.1%
732,571	Tenaris SA - ADR	10,021,571
MACAU — 0.2%
7,133,400	Sands China Ltd.	29,352,526
Shares		Value
MEXICO — 0.4%
278,437	Fomento Economico Mexicano SAB de CV - ADR	$17,911,852
105,660	Grupo Aeroportuario del Sureste SAB de CV - ADR	10,535,359
3,906,072	Grupo Financiero Banorte SAB de CV - Series O	10,693,441
6,906,045	Wal-Mart de Mexico SAB de CV	16,668,380
		55,809,032
MOROCCO — 0.1%
3,484,885	Public Bank Berhad	13,274,981
NIGER — 1.7%
50,390	Adyen NV(a)(b)	49,764,356
358,788	ASML Holding NV	106,414,005
266,804	ASML Holding NV	76,954,278
160,305	Heineken NV	13,635,578
166,215	Wolters Kluwer NV	12,225,736
		258,993,953
PANAMA — 0.1%
237,597	Copa Holdings SA - Class A	10,504,163
PERU — 0.1%
106,760	Credicorp. Ltd.	15,909,375
PUERTO RICO — 0.0%
268,285	EVERTEC, Inc.	6,798,342
RUSSIA — 0.7%
503,621	Lukoil PJSC - ADR	32,518,808
205,276	NovaTek PJSC - GDR	28,820,750
1,761,700	Sberbank of Russia PJSC - ADR	18,515,467
1,116,353	Sberbank of Russia PJSC - ADR	11,894,741
589,145	Yandex NV - Class A(a)	22,257,898
		114,007,664
SAUDI ARABIA — 0.1%
1,639,460	Discovery Ltd.	8,579,624
1,658,251	Standard Bank Group Ltd.	9,136,909
		17,716,533
SLOVENIA — 0.5%
9,759,630	CapitaLand Mall Trust REIT	13,080,666
853,050	Sea Ltd. - ADR(a)	47,412,519
2,008,065	Singapore Exchange Ltd.	13,741,678
		74,234,863
SOUTH KOREA — 0.9%
85,280	Amorepacific Corp.	12,388,329
214,194	Coway Co. Ltd.	10,793,641
36,772	Hankook Tire & Technology Co. Ltd.	641,311
35,588	LG Household & Health Care Ltd.	40,481,733
58,235	Samsung Electronics Co. Ltd. - GDR	59,742,914

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
547,775	Shinhan Financial Group Co. Ltd.	$13,734,274
		137,782,202
SPAIN — 0.1%
736,705	Red Electrica Corp. SA	12,961,545
SWAZILAND — 2.5%
155	Chocoladefabriken Lindt & Spruengli AG	12,974,877
1,177,476	Coca-Cola HBC AG - CDI	29,882,919
28,535	Geberit AG	12,803,428
208,800	Lonza Group AG	91,155,991
124,610	Nestle SA	13,154,891
108,700	PSP Swiss Property AG	12,635,214
283,185	Roche Holding AG	98,414,306
57,875	Schindler Holding AG	12,861,111
5,480	SGS SA	12,404,869
126,545	Swiss Prime Site AG	12,021,939
40,761	Swisscom AG	21,190,230
812,695	TE Connectivity Ltd.	59,700,575
		389,200,350
SWEDEN — 0.5%
1,445,951	Atlas Copco AB - A Shares	50,289,695
1,427,295	Svenska Handelsbanken AB - A Shares(a)	13,211,224
3,546,480	Telia Co. AB	12,269,104
		75,770,023
SWITZERLAND — 4.8%
263,395	51job, Inc. - ADR(a)	15,787,896
1,178,500	AAC Technologies Holdings, Inc.	5,768,987
1,418,757	Alibaba Group Holding Ltd. - ADR(a)	287,539,481
77,133	Autohome, Inc. - ADR	6,336,476
125,668	Baidu, Inc. - ADR(a)	12,683,671
76,041	CNOOC Ltd. - ADR	8,544,727
7,144,114	CSPC Pharmaceutical Group Ltd.	14,191,468
1,850,058	ENN Energy Holdings Ltd.	20,904,880
2,557,000	Ping An Insurance Group Co. of China Ltd. - H Shares	26,287,378
1,180,458	Shenzhou International Group Holdings Ltd.	13,757,418
1,015,043	Sunny Optical Technology Group Co. Ltd.	14,415,509
5,518,080	Tencent Holdings Ltd.	296,812,559
339,363	Trip.com Group Ltd. - ADR(a)	8,741,991
296,422	ZTO Express Cayman, Inc. - ADR	8,821,519
		740,593,960
TAIWAN — 1.3%
463,000	Airtac International Group	9,015,082
4,168,507	Chunghwa Telecom Co. Ltd.	15,349,874
Shares		Value
TAIWAN (continued)
20,938,000	CTBC Financial Holding Co. Ltd.	$14,082,357
1,549,541	Eclat Textile Co. Ltd.	15,632,717
10,170,000	First Financial Holding Co. Ltd.	7,541,187
2,882,020	Hon Hai Precision Industry Co. Ltd.	7,462,732
169,000	Largan Precision Co. Ltd.	23,358,163
12,808,000	Mega Financial Holding Co. Ltd.	12,964,565
11,103,906	Taiwan Cement Corp.	16,131,311
7,536,000	Taiwan Semiconductor Manufacturing Co. Ltd.	77,168,194
1,617,000	United Integrated Services Co. Ltd.	10,304,558
		209,010,740
THAILAND — 0.9%
11,599,400	Airports of Thailand Public Co. Ltd.	22,316,880
51,140,400	CP ALL Public Co. Ltd.	112,222,791
5,769,800	Siam Commercial Bank Public Co. Ltd. (The)	12,215,463
		146,755,134
TURKEY — 0.0%
494,870	Tupras Turkiye Petrol Rafinerileri AS(a)	6,428,814
UKRAINE — 0.1%
857,178	DP World Plc	13,706,276
UNITED KINGDOM — 0.9%
240,280	Coca-Cola European Partners Plc	9,524,699
1,424,300	Diageo Plc	49,332,154
932,900	London Stock Exchange Group Plc	87,606,615
		146,463,468
UNITED STATES — 57.5%
338,625	Abbott Laboratories	31,183,976
1,063,710	AbbVie, Inc.	87,436,962
152,818	ABIOMED, Inc.(a)	29,226,443
593,100	Activision Blizzard, Inc.	37,798,263
451,200	Agilent Technologies, Inc.	34,588,992
946,530	AGNC Investment Corp. REIT	11,755,903
366,485	Air Products & Chemicals, Inc.	82,671,686
145,832	Align Technology, Inc.(a)	31,332,005
265,850	Alliant Energy Corp.	12,907,018
143,505	Allstate Corp. (The)	14,597,329
26,217	Alphabet, Inc. - Class A(a)	35,306,434
194,752	Alphabet, Inc. - Class C(a)	262,654,232
192,306	Amazon.com, Inc.(a)	475,765,044
143,325	American Tower Corp. REIT	34,111,350
322,100	AMETEK, Inc.	27,014,527
284,725	Amgen, Inc.	68,111,915
2,003,270	Annaly Capital Management, Inc. REIT	12,520,438

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
182,900	Anthem, Inc.	$51,345,517
1,402,690	Apple Hospitality REIT, Inc.	13,578,039
1,241,109	Apple, Inc.	364,637,824
135,045	AptarGroup, Inc.	14,460,619
1,000,340	Associated Banc-Corp.	14,144,808
70,263	Assurant, Inc.	7,464,741
199,040	Automatic Data Processing, Inc.	29,197,178
7,840,700	Bank of America Corp.	188,568,835
238,930	Bank of Hawaii Corp.	16,290,247
1,092,000	Baxter International, Inc.	96,947,760
296,215	Berkshire Hathaway, Inc. - Class B(a)	55,498,842
2,591,400	Blackstone Group, Inc. - Class A (The)	135,374,736
325,821	Bluebird Bio, Inc.(a)	17,555,235
2,317,800	Boston Scientific Corp.(a)	86,871,144
656,100	Cadence Design Systems, Inc.(a)	53,229,393
455,920	Carrier Global Corp.(a)	8,074,343
163,255	Casey’s General Stores, Inc.	24,718,440
189,940	CH Robinson Worldwide, Inc.	13,466,746
668,605	Charles Schwab Corp. (The)	25,219,781
1,990,200	Chevron Corp.	183,098,400
1,015,645	Chimera Investment Corp., REIT	7,891,562
84,825	Cigna Corp.	16,607,039
1,444,825	Cisco Systems, Inc.	61,231,684
46,374	Clorox Co. (The)	8,645,968
218,005	CMS Energy Corp.	12,445,905
1,265,600	Coca-Cola Co. (The)	58,078,384
181,195	Cogent Communications Holdings, Inc.	15,189,577
396,430	ConocoPhillips	16,689,703
709,000	Copart, Inc.(a)	56,797,990
313,587	Costco Wholesale Corp.	95,016,861
797,700	Danaher Corp.	130,392,042
65,061	DexCom, Inc.(a)	21,808,447
902,700	Diamondback Energy, Inc.	39,303,558
154,905	Dover Corp.	14,506,853
459,800	Eaton Corp. Plc	38,393,300
229,180	Edwards Lifesciences Corp.(a)	49,846,650
320,628	Eli Lilly & Co.	49,581,914
175,476	EPAM Systems, Inc.(a)	38,760,894
331,308	Equity Commonwealth REIT	11,247,907
230,840	Evergy, Inc.	13,487,981
169,490	Exponent, Inc.	11,920,232
1,252,152	Facebook, Inc. - Class A(a)	256,328,036
1,289,400	Fiserv, Inc.(a)	132,885,564
119,095	FTI Consulting, Inc.(a)	15,167,939
570,326	Genuine Parts Co.	45,215,445
178,215	Globe Life, Inc.	14,674,223
535,775	Hawaiian Electric Industries, Inc.	21,147,040
57,475	Helen of Troy Ltd.(a)	9,441,993
400,219	Hershey Co. (The)	53,001,002
Shares		Value
UNITED STATES (continued)
364,990	Highwoods Properties, Inc. REIT	$14,165,262
432,695	Home Depot, Inc. (The)	95,119,342
4,415,920	Huntington Bancshares, Inc.	40,803,101
96,770	IDEX Corp.	14,866,775
647,575	Illinois Tool Works, Inc.	105,230,938
151,648	Illumina, Inc.(a)	48,380,261
816,130	International Business Machines Corp.	102,473,283
85,208	Jack Henry & Associates, Inc.	13,935,768
2,506,198	JPMorgan Chase & Co.	239,993,520
580,200	Kansas City Southern	75,745,110
729,200	Kellogg Co.	47,762,600
910,400	Keysight Technologies, Inc.(a)	88,099,408
282,600	Kimberly-Clark Corp.	39,134,448
441,200	KLA Corp.	72,396,508
170,435	Life Storage, Inc. REIT	14,928,402
206,560	Lockheed Martin Corp.	80,364,234
376,685	Loews Corp.	13,055,902
1,054,900	Lowe’s Cos, Inc.	110,500,775
118,320	M&T Bank Corp.	13,261,306
495,089	Mastercard, Inc. - Class A	136,134,622
766,465	McDonald’s Corp.	143,758,176
871,890	Merck & Co., Inc.	69,175,753
2,807,095	Microsoft Corp.	503,059,493
918,100	Mondelez International, Inc. - Class A	47,227,064
424,946	Motorola Solutions, Inc.	61,111,484
394,345	National Instruments Corp.	15,150,735
277,015	National Retail Properties, Inc. REIT	9,041,770
144,796	Netflix, Inc.(a)	60,792,601
41,405	NewMarket Corp.	17,035,673
277,223	Newmont Corp.	16,489,224
553,380	NextEra Energy, Inc.	127,897,186
702,159	NIKE, Inc. - Class B	61,214,222
126,100	Northrop Grumman Corp.	41,697,487
1,603,050	Nuance Communications, Inc.(a)	32,381,610
174,300	NVIDIA Corp.	50,944,404
396,575	OGE Energy Corp.	12,500,043
187,322	Okta, Inc.(a)	28,341,819
227,959	Otis Worldwide Corp.(a)	11,605,393
104,670	Parker-Hannifin Corp.	16,550,420
772,475	Paychex, Inc.	52,929,987
812,100	PepsiCo, Inc.	107,432,709
614,165	Pinnacle West Capital Corp.	47,284,563
126,780	PNC Financial Services Group, Inc. (The)	13,523,623
33,140	Pool Corp.	7,014,412
660,145	Portland General Electric Co.	30,888,185
1,517,430	Procter & Gamble Co. (The)	178,859,474
875,545	Prudential Financial, Inc.	54,607,742
382,210	Public Storage REIT	70,880,845
887,264	Quest Diagnostics, Inc.	97,696,639
1,939,120	Raytheon Technologies Corp.	125,674,368

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
87,545	Regeneron Pharmaceuticals, Inc.(a)	$46,038,165
183,449	Republic Services, Inc.	14,371,395
238,300	Roper Technologies, Inc.	81,267,449
1,535,935	Ross Stores, Inc.	140,323,022
297,200	Salesforce.com, Inc.(a)	48,131,540
241,096	Sarepta Therapeutics, Inc.(a)	28,420,396
162,085	Service Corp. International	5,955,003
167,230	Shenandoah Telecommunications Co.	8,948,477
142,000	Sherwin-Williams Co.	76,164,540
299,255	Sonoco Products Co.	14,615,614
226,645	Southern Co. (The)	12,857,571
445,210	Starbucks Corp.	34,160,963
661,905	Texas Instruments, Inc.	76,827,313
212,500	Texas Roadhouse, Inc.	10,006,625
151,182	Thermo Fisher Scientific, Inc.	50,597,592
303,570	TJX Cos., Inc. (The)	14,890,109
2,022,498	Truist Financial Corp.	75,479,625
1,163,355	Uber Technologies, Inc.(a)	35,214,756
362,100	Union Pacific Corp.	57,859,959
416,665	UnitedHealth Group, Inc.	121,862,013
130,280	Valmont Industries, Inc.	15,274,027
2,281,700	Verizon Communications, Inc.	131,083,665
936,889	Visa, Inc. - Class A	167,440,802
336,720	Vornado Realty Trust	14,755,070
248,900	Walt Disney Co. (The)	26,918,535
260,200	Waste Management, Inc.	26,025,204
72,635	WD-40 Co.	12,658,828
372,427	Workday, Inc. - Class A(a)	57,316,515
216,000	Xcel Energy, Inc.	13,728,960
147,270	Yum! Brands, Inc.	12,728,546
136,844	Zoom Video Communications, Inc. - Class A(a)	18,497,203
		8,933,968,989
Total Common Stocks (Cost $11,258,776,134)		13,689,294,814
MASTER LIMITED PARTNERSHIPS — 0.1%
UNITED STATES — 0.1%
176,750	Magellan Midstream Partners LP	7,269,728
Total Master Limited Partnerships (Cost $5,948,637)		7,269,728
PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
11,263	Samsung Electronics Co. Ltd. - GDR	9,763,671
5,320	Samsung Electronics Co. Ltd. - GDR	4,708,200
		14,471,871
Total Preferred Stocks (Cost $10,989,309)		14,471,871
EXCHANGE-TRADED FUNDS — 8.5%
2,487,800	Health Care Select Sector SPDR Fund	$248,108,294
10,854,377	iShares MSCI ACWI ETF	745,912,787
1,077,274	iShares MSCI Emerging Markets ETF	39,471,319
3,785,500	iShares MSCI Europe Financials ETF	49,514,340
1,514,329	iShares MSCI Japan ETF	78,381,669
2,240,900	Materials Select Sector SPDR Fund	116,257,892
1,667,935	Xtrackers Harvest CSI 300 China A-Shares ETF	44,900,810
Total Exchange-Traded Funds (Cost $1,203,248,898)		1,322,547,111
INVESTMENT COMPANY — 3.3%
511,404,988	Federated Government Obligations Fund, 0.01%(c)	511,404,988
Total Investment Company (Cost $511,404,988)		511,404,988
TOTAL INVESTMENTS — 100.1% (Cost $12,990,367,966)		$15,544,988,512
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(12,362,776)
NET ASSETS — 100.0%		$15,532,625,736

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of April 30, 2020.

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	7,493,150,000	USD	70,000,000	Barclays Bank PLC	06/17/20	$(125,900)
JPY	14,987,560,000	USD	140,000,000	Barclays Bank PLC	06/17/20	(240,050)

Total Forward Foreign Currency Exchange Contracts						$(365,950)

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

ETF-Exchange Traded Fund

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	19.9%
Consumer Discretionary	11.6
Health Care	11.6
Communication Services	8.9
Financials	8.7
Industrials	8.6
Consumer Staples	8.3
Utilities	2.4
Energy	2.3
Materials	2.0
Insurance	1.6
Real Estate	1.5
Banks	0.7
Diversified Financials	0.2
Other*	11.7
100.0%

*	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

12

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 99.2%
Banks — 1.8%
533,490	Bank of China Ltd. - H Shares	$204,381
2,743	Bank of Montreal	139,461
215,698	China Minsheng Banking Corp. Ltd. - H Shares	161,374
7,140	Fifth Third BanCorp	133,447
		638,663
Communication Services — 7.4%
11,059	AT&T, Inc.	336,968
38,981	China Mobile Ltd.	314,010
3,467	Cogeco Communications, Inc.	256,323
9,250	Comcast Corp. - Class A	348,078
7,925	JCDecaux SA	164,314
13,205	NTT DOCOMO, Inc.	387,358
477	Swisscom AG	247,976
6,897	Verizon Communications, Inc.	396,233
5,058	Yandex NV - Class A(a)	191,091
		2,642,351
Consumer Discretionary — 5.5%
52,206	Barratt Developments Plc	341,259
4,443	Cheesecake Factory, Inc. (The)	99,034
1,336	Cracker Barrel Old Country Store, Inc.	130,126
8,811	Electrolux AB - Series B	121,792
7,508	Industria de Diseno Textil SA	191,293
87,990	Kingfisher Plc	174,324
3,383	Las Vegas Sands Corp.	162,452
3,561	Starbucks Corp.	273,236
61,506	Super Retail Group Ltd.	254,510
2,184	Target Corp.	239,672
		1,987,698
Consumer Staples — 8.2%
36,230	Arca Continental SAB de CV	139,292
1,513	Clorox Co. (The)	282,084
12,600	Coca-Cola European Partners Plc	499,463
1,385	Hershey Co. (The)	183,416
3,180	Kimberly-Clark Corp.	440,366
4,611	PepsiCo, Inc.	609,989
2,525	Reckitt Benckiser Group Plc	210,849
9,439	Seven & I Holdings Co. Ltd.	312,508
11,058	Tate & Lyle Plc	99,192
3,595	Unilever NV	179,567
		2,956,726
Diversified Financials — 9.4%
11,436	3i Group Plc	112,924
720	FactSet Research Systems, Inc.	197,999
934	Goldman Sachs Group, Inc. (The)	171,314
7,125	IGM Financial, Inc.	150,900
25,033	Janus Henderson Group Plc	448,091
83,849	Jupiter Fund Management Plc	230,857
Shares		Value
Diversified Financials (continued)
4,970	Lazard Ltd. - Class A	$136,674
920	Moody’s Corp.	224,387
4,574	Morgan Stanley	180,353
2,102	Morningstar, Inc.	327,828
705	MSCI, Inc.	230,535
2,666	S&P Global, Inc.	780,818
15,395	UBS Group AG	164,915
		3,357,595
Energy — 2.2%
7,472	Aker BP ASA	124,059
26,147	ARC Resources Ltd.	110,265
18,406	ENI SpA	175,764
11,560	Equinor ASA	161,862
17,821	Husky Energy, Inc.	57,229
24,605	MOL Hungarian Oil & Gas Plc	156,199
		785,378
Financials — 0.4%
19,240	SpareBank 1 SMN	140,661
Health Care — 17.9%
3,012	Abbott Laboratories	277,375
4,149	Agilent Technologies, Inc.	318,062
1,127	Amgen, Inc.	269,601
886	Anthem, Inc.	248,727
41,678	Astellas Pharma, Inc.	693,824
1,453	AstraZeneca Plc	152,296
3,831	Baxter International, Inc.	340,116
1,476	Biogen, Inc.(a)	438,121
1,126	CSL Ltd.	227,053
3,041	Danaher Corp.	497,082
31,917	Fleury SA	133,352
3,015	Medtronic Plc	294,354
4,622	Merck & Co., Inc.	366,709
8,471	Novo Nordisk A/S - B Shares	540,288
11,956	Pfizer, Inc.	458,632
1,887	Quest Diagnostics, Inc.	207,778
737	Roche Holding AG	256,127
2,332	Sanofi	227,928
764	Thermo Fisher Scientific, Inc.	255,696
1,717	Zimmer Biomet Holdings, Inc.	205,525
		6,408,646
Industrials — 10.8%
4,650	Allison Transmission Holdings, Inc.	168,981
6,121	Deutsche Post AG	182,115
6,853	Ebara Corp.	153,197
8,811	Electrolux Professional AB - B Shares(a)	20,285
1,050	General Dynamics Corp.	137,150
14,498	Hino Motors Ltd.	87,273
1,239	Illinois Tool Works, Inc.	201,338
15,379	Keppel Corp Ltd.	65,217
12,670	Kongsberg Gruppen ASA	162,996
526	Lockheed Martin Corp.	204,646

13

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
Industrials (continued)
2,156	ManpowerGroup, Inc.	$160,061
1,379	Norfolk Southern Corp.	235,947
547	Northrop Grumman Corp.	180,876
2,385	Regal-Beloit Corp.	169,359
77,708	Royal Mail Plc	162,958
16,683	Sandvik AB(a)	258,735
1,525	Siemens AG	141,515
7,309	Signify NV	149,099
15,898	SKF AB - B Shares	253,486
1,276	Snap-on, Inc.	166,250
3,666	Thomson Reuters Corp.	258,288
5,162	Toyota Tsusho Corp.	124,486
2,252	Waste Management, Inc.	225,245
		3,869,503
Information Technology — 22.2%
3,118	Accenture Plc - Class A	577,422
5,811	Amdocs Ltd.	374,461
682	Apple, Inc.	200,372
2,053	Atos SE	146,371
1,317	CACI International, Inc. - Class A(a)	329,434
4,999	Canon, Inc.	106,418
5,294	Cognizant Technology Solutions Corp. - Class A	307,158
1,995	Fidelity National Information Services, Inc.	263,121
3,171	Fujitsu Ltd.	311,294
11,871	Intel Corp.	712,023
2,714	International Business Machines Corp.	340,770
1,164	Intuit, Inc.	314,059
1,375	Jack Henry & Associates, Inc.	224,881
7,475	Juniper Networks, Inc.	161,459
101,358	Konica Minolta, Inc.	397,631
3,041	Leidos Holdings, Inc.	300,481
4,711	Micron Technology, Inc.(a)	225,610
4,314	Microsoft Corp.	773,112
2,089	NXP Semiconductor NV	208,002
5,536	Oracle Corp.	293,242
1,541	SAP SE	183,968
4,229	Seagate Technology PLC	211,239
2,288	Synopsys, Inc.(a)	359,491
2,867	Texas Instruments, Inc.	332,773
6,340	TietoEVRY Oyj(a)	154,517
7,660	Western Union Co. (The)	146,076
		7,955,385
Insurance — 4.2%
4,149	MetLife, Inc.	149,696
1,557	Muenchener Rueckversicherungs-Gesellschaft AG	342,614
3,448	Principal Financial Group, Inc	125,542
4,457	Prudential Financial, Inc.	277,983
1,415	Reinsurance Group of America, Inc.	148,122
Shares		Value
Insurance (continued)
2,194	Swiss Re AG	$158,336
977	Willis Towers Watson Plc	174,189
387	Zurich Insurance Group AG	123,207
		1,499,689
Materials — 3.5%
8,554	Anglo American Plc	152,470
4,990	Cabot Corp.	169,111
4,222	Lyondellbasell Industries NV - Class A	244,665
4,829	Newmont Corp.	287,229
1,876	Packaging Corp. of America	181,315
6,860	Westrock Co.	220,823
		1,255,613
Real Estate — 3.7%
13,255	Brandywine Realty Trust REIT	147,926
79,145	CapitaLand Ltd.	168,937
8,482	Castellum AB	149,066
62,310	China Overseas Land & Investment Ltd.	228,664
48,310	China Resources Land Ltd.	198,163
1,125	Gecina SA REIT	146,831
107,529	Swire Properties Ltd.	301,678
		1,341,265
Utilities — 2.0%
16,214	Cia de Saneamento Basico do Estado de Sao Paulo	120,221
18,130	E.ON SE	181,711
18,298	Enagas SA	426,906
		728,838
Total Common Stocks (Cost $37,792,905)		35,568,011

INVESTMENT COMPANY — 0.5%
171,059	SEI Daily Income Trust Government II Fund, Class A, 0.32%(b)	171,059
Total Investment Company (Cost $171,059)		171,059

TOTAL INVESTMENTS — 99.7% (Cost $37,963,964)		$35,739,070
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		102,453
NET ASSETS — 100.0%		$35,841,523

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of April 30, 2020.

14

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

The following abbreviation is used in the report:

REIT- Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	22.2%
Health Care	17.9
Industrials	10.8
Diversified Financials	9.4
Consumer Staples	8.2
Communication Services	7.4
Consumer Discretionary	5.5
Insurance	4.2
Real Estate	3.7
Materials	3.5
Energy	2.2
Utilities	2.0
Banks	1.8
Financials	0.4
Other*	0.8
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS** — 82.5%
ARGENTINA — 0.2%
19,694	Other Securities	$11,491,646
AUSTRALIA — 1.7%
111,348	Quintis Ltd.(a)(b)	0
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
45,675,230	Other Securities(a)	99,589,406
		99,589,406
AUSTRIA — 0.1%
288,214	Other Securities	4,483,816
BELGIUM — 0.6%
12,200	Deceuninck NV - VVPR Strip(a)(b)	0
783,189	Other Securities	36,347,516
		36,347,516
BERMUDA — 0.5%
793,458	Other Securities	28,260,282
BRAZIL — 0.1%
1,695,012	Other Securities	5,963,999
CAMBODIA — 0.0%
28,000	Other Securities	33,156
CANADA — 2.2%
1,436,800	Dollarama, Inc.	45,066,768
7,691,311	Other Securities	84,605,410
		129,672,178
CAYMAN ISLANDS — 0.0%
63,600	Other Securities	955,272
CHILE — 0.0%
1,133,434	Other Securities	419,871
CHINA — 2.4%
70,000	China Animal Healthcare Ltd.(a)(b)	847
79,500	China Huiyuan Juice Group Ltd.(a)(b)	7,192
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	0
302,000	CT Environmental Group Ltd.(a)(b)	2,485
63,000	Harmonicare Medical Holdings Ltd(a)(b)	3,108
68,000	HOSA International Ltd.(a)(b)	477
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	0
67,000	Real Gold Mining Ltd.(a)(b)	2,273
255,000	Tenwow International Holdings Ltd.(a)(b)	2,345
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
104,500	Youyuan International Holdings Ltd.(a)(b)	1,314
Shares		Value
CHINA (continued)
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	$0
163,491,691	Other Securities	145,206,074
		145,226,115
DENMARK — 0.5%
8,231	Amagerbanken A/S(a)(b)	0
1,065,828	Other Securities	32,827,969
		32,827,969
FAEROE ISLANDS — 0.0%
2,144	Other Securities	83,087
FINLAND — 0.3%
1,264,321	Other Securities	17,297,749
FRANCE — 0.6%
3,646,645	Other Securities	35,533,396
GABON — 0.0%
76	Other Securities	8,662
GEORGIA — 0.0%
169,761	Other Securities	576,130
GERMANY — 0.9%
2,428,188	Other Securities	53,967,440
GIBRALTAR — 0.0%
11,850	Other Securities	21,552
GREECE — 0.1%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
22,848	Proton Bank SA(a)(b)	0
12,534	T Bank SA(a)(b)	0
31,091	TT Hellenic Postbank SA(a)(b)	0
5,776,162	Other Securities	6,214,905
		6,214,905
HONG KONG — 0.7%
74,000	Associated International Hotels Ltd.	156,543
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	20,969
28,000	Camsing International Holding, Ltd.(a)(b)	1,571
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	3,559
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
HONG KONG (continued)
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	$11,979
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	5,621
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	11,280
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,115
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,737
48,000	Peace Mark Holdings Ltd.(a)(b)	0
44,000	Up Energy Development Group Ltd.(a)(b)	137
133,076,695	Other Securities	42,086,973
		42,306,484
HUNGARY — 0.0%
20,533	Other Securities	203,297
INDIA — 0.4%
297	Aarti Surfactants Ltd.(a)(b)	158
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	319
2,835	Hemisphere Properties India Ltd.(a)(b)	2,361
13,501,381	Other Securities	21,197,559
		21,200,397
INDONESIA — 0.1%
9,876,000	Bakrie Telecom Tbk PT(a)(b)	6,224
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
73,552,282	Other Securities(a)	3,133,328
		3,139,552
IRELAND — 0.7%
357,145	Allegion Plc	35,907,358
4,646	Datalex Plc(a)(b)	87
415,301	Other Securities	6,716,488
		42,623,933
ISLE OF MAN — 0.0%
21,481	Other Securities	203,996
ISRAEL — 1.0%
136,500	Nice Ltd. - ADR(b)	22,426,950
6,284,591	Other Securities	34,398,815
		56,825,765
ITALY — 1.0%
1,779	Mariella Burani SpA(a)(b)	0
6,610	Uni Land SpA(a)(b)	0
14,232,096	Other Securities	56,994,807
		56,994,807
Shares		Value
JAPAN — 6.5%
29,726,570	Other Securities	$390,866,155
JERSEY CHANNEL ISLANDS — 0.2%
248,931	Other Securities	13,256,676
JORDAN — 0.0%
3,419	Other Securities	102,057
LIECHTENSTEIN — 0.0%
1,019	Other Securities	78,361
LUXEMBOURG — 0.0%
45,432	Other Securities	673,804
MALAYSIA — 0.0%
4,030,265	Other Securities	2,269,786
MALTA — 0.0%
14,841	Other Securities	70,830
MEXICO — 0.0%
1,357,154	Other Securities	1,917,297
MONACO — 0.0%
1,900	Other Securities	34,207
NETHERLANDS — 0.7%
86,230	SRH NV(a)(b)	0
4,215,860	Other Securities	39,153,802
		39,153,802
NEW ZEALAND — 0.4%
6,753	CBL Corp. Ltd.(a)(b)	2,462
3,030,119	Other Securities	21,000,048
		21,002,510
NORWAY — 0.1%
891,224	Other Securities	4,994,159
PERU — 0.0%
18,863	Other Securities	33,095
PHILIPPINES — 0.0%
4,047	Altus San Nicolas Corp.(a)(b)	156
5,956,810	Other Securities	1,118,538
		1,118,694
POLAND — 0.2%
5,995,607	Other Securities	9,481,599
PORTUGAL — 0.0%
1,231,589	Banco Espirito Santo SA(a)(b)	0
887,475	Other Securities	2,477,005
		2,477,005
PUERTO RICO — 0.1%
122,200	Other Securities	3,096,548
QATAR — 0.0%
672,596	Other Securities	753,033
ROMANIA — 0.0%
151	Other Securities	653
RUSSIA — 0.6%
5,678,256,262	Other Securities	33,772,770

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SINGAPORE — 0.2%
21,700	Best World International Ltd.(a)	$3,890
88,000	CW Group Holdings Ltd.(a)(b)	492
584,900	Ezion Holdings Ltd.(a)(b)	3,360
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
400,600	Midas Holdings Ltd.(a)(b)	10,227
19,197,484	Other Securities(a)	10,632,360
		10,650,329
SOUTH AFRICA — 0.3%
3,369	Tongaat Hulett Ltd.(b)	1,183
6,491,236	Other Securities	17,661,215
		17,662,398
SOUTH KOREA — 0.9%
3,103,374	Other Securities(a)	51,530,124
SPAIN — 0.3%
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
2,459,037	Other Securities	20,963,379
		20,963,379
SWAZILAND — 0.0%
17,176	Other Securities	1,886,939
SWEDEN — 1.2%
8,686,595	Other Securities	70,525,956
SWITZERLAND — 0.8%
2,136,505	Other Securities	47,296,506
TAIWAN — 1.4%
121,000	Prodisc Technology, Inc.(a)(b)	0
10,961	Sino-American Electronic Co. Ltd.(a)(b)	0
44,673	Wintek Corp.(a)(b)	515
123,890,733	Other Securities	82,854,722
		82,855,237
THAILAND — 0.2%
42,829,611	Other Securities	10,551,561
TURKEY — 0.3%
27,990,206	Other Securities	20,124,241
UKRAINE — 0.0%
2,796	Other Securities	27,025
UNITED ARAB EMIRATES — 0.0%
12,877	Other Securities	2,103
UNITED KINGDOM — 3.8%
129,757	Afren Plc(a)(b)	0
87,391	Carillion Plc(a)(b)	0
2,576,699	Ocado Group Plc(b)	52,071,408
5,827	Patisserie Holdings Plc(a)(b)	0
6,805,666	Rentokil Initial Plc	40,655,533
Shares		Value
UNITED KINGDOM (continued)
25,769,875	Other Securities	$137,049,587
		229,776,528
UNITED STATES — 50.2%
436,597	Advance Auto Parts, Inc.	52,788,943
291,049	Alnylam Pharmaceuticals, Inc.(b)	38,331,153
184,702	ANSYS, Inc.(b)	48,360,525
842,800	AO Smith Corp.	35,717,864
342,212	AptarGroup, Inc.	36,644,061
710,000	Avanos Medical, Inc.(b)	22,045,500
242,900	Burlington Stores, Inc.(b)	44,375,401
373,500	Cabot Microelectronics Corp.	45,768,690
555,000	Cardiovascular Systems, Inc.(b)	23,310,000
385,000	Catalent, Inc.(b)	26,622,750
352,400	CDW Corp.	39,045,920
314,700	CONMED Corp.	23,259,477
200,994	Cooper Cos., Inc. (The)	57,624,980
389,420	Dover Corp.	36,469,183
375,808	Equifax, Inc.	52,199,731
300,000	Freshpet, Inc.(b)	22,623,000
2,291,500	Hostess Brands, Inc.(b)	27,543,830
1,277,555	IAA, Inc.(b)	49,313,623
207,130	IDEX Corp.	31,821,382
591,400	Integra LifeScience Holdings Corp.(b)	30,190,970
325,000	John Bean Technologies Corp.	24,940,500
138,935	L3Harris Technologies, Inc.	26,911,709
276,155	Laboratory Corp of America Holdings(b)	45,413,690
231,400	Lancaster Colony Corp.	31,153,382
110,579	LendingTree, Inc.(b)	27,575,085
92,726	MarketAxess Holdings, Inc.	42,191,257
220,200	MSA Safety, Inc.	24,779,106
547,510	Nasdaq, Inc.	60,045,422
442,270	New Relic, Inc.(b)	23,745,476
607,300	Prestige Consumer Healthcare, Inc.(b)	24,711,037
1,845,000	Pure Storage, Inc. - Class A(b)	26,568,000
390,000	Q2 Holdings, Inc.(b)	31,090,800
476,849	Samsonite International SA	402,884
312,080	STERIS Plc	44,471,400
411,855	Synopsys, Inc.(b)	64,710,658
186,556	Teladoc Health, Inc.(b)	30,705,252
153,133	Teleflex, Inc.	51,360,808
855,000	Tenable Holdings, Inc.(b)	22,281,300
42,235	Tesla, Inc.(b)	33,022,702
420,000	TreeHouse Foods, Inc.(b)	21,726,600
221,495	Verisk Analytics, Inc.	33,851,081
227,300	Vulcan Materials Co.	25,678,081
167,040	West Pharmaceutical Services, Inc.	31,613,990

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
275,624	WEX, Inc.(b)	$36,470,568
661,890	Wyndham Hotels & Resorts, Inc.	24,959,872
2,492,184	Yext, Inc.(b)	31,899,955
46,996,537	Other Securities	1,412,724,314
		2,999,061,912
VIETNAM — 0.0%
949,801	Other Securities	824,130
Total Common Stocks (Cost $4,612,274,555)		4,921,363,787
INVESTMENT COMPANY — 0.9%
53,228,711	SEI Daily Income Trust Government II Fund, Class A 0.32%(c)	53,228,711
Total Investment Company (Cost $53,228,711)		53,228,711
EXCHANGE-TRADED FUNDS — 13.1%
657,300	iShares Core S&P Small-Cap ETF	41,639,955
747,000	iShares MSCI Emerging Markets ETF	27,370,080
872,000	iShares MSCI Japan ETF	45,134,720
629,500	iShares MSCI South Korea ETF	32,494,790
2,008,575	iShares Russell 2000 ETF	261,737,408
1,135,825	Vanguard Mid-Cap ETF	170,816,722
974,500	Vanguard Small-Cap Growth ETF	170,556,990
1,165,065	Xtrackers Harvest CSI 300 China A-Shares ETF	31,363,550
Total Exchange-Traded Funds (Cost $748,147,550)		781,114,215
RIGHTS/WARRANTS** — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a)(b)	—
1,710	Centrebet Litigation Units Rights, Expire 12/01/49(a)(b)	—
93,478	Other Securities(a)	—
		—
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a)(b)	—
HONG KONG — 0.0%
600	Other Securities(a)	—
INDIA — 0.0%
3,452	Other Securities	—
Shares		Value
ISRAEL — 0.0%
11	Other Securities	$394
SINGAPORE — 0.0%
169,647	Other Securities(a)	—
TAIWAN — 0.0%
397	Other Securities(a)	234
402,302	Other Securities(a)	—
		234
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a)(b)	—
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	—
Total Rights/Warrants (Cost $1,825)		628
CASH SWEEP — 2.6%
157,364,511	Citibank - US Dollars on Deposit in Custody Account, 0.12%(b)(c)	157,364,511
Total Cash Sweep (Cost $157,364,511)		157,364,511
TOTAL INVESTMENTS — 99.1% (Cost $5,571,017,152)		$5,913,071,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		56,082,911
NET ASSETS — 100.0%		$5,969,154,763

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy
(b)	Non-income producing security
(c)	The rate shown represents the current yield as of April 30, 2020
**	“Other Securities” represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as Level 3 investments, as of April 30, 2020

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Condensed Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	8,030,825,000	USD	75,000,000	JPMorgan Chase Bank, N.A	06/17/20	$(112,046)
Total Forward Foreign Currency Exchange Contracts						$(112,046)

This Condensed Portfolio of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission(“SEC”). The complete Portfolio of Investments is available(i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Level 3 common stocks and rights with a value of $2,791,083 (cost of $9,425,708) or 0.05% of net assets were fair valued by the Board of Directors.

The following abbreviations are used in the report:

ADR — American Depositary Receipt
CVR — Contingent Value Rights
ETF — Exchange Traded Fund
JPY — Japanese Yen
USD — U.S. Dollar
VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	16.3%
Health Care	16.1
Industrials	13.7
Consumer Discretionary	9.4
Consumer Staples	4.8
Materials	4.7
Banks	4.4
Diversified Financials	3.3
Real Estate	2.6
Communication Services	2.4
Insurance	2.0
Utilities	1.9
Energy	0.6
Financials	0.3
Other*	17.5
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable

20

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 22.7%
AUSTRALIA — 0.5%
47,842	Australia & New Zealand Banking Group Ltd.	$526,877
55,375	BHP Group Ltd.	1,167,351
76,253	BlueScope Steel Ltd.	509,324
4,081	Cochlear Ltd.	490,655
26,134	Commonwealth Bank of Australia	1,067,622
68,476	Computershare Ltd.	543,499
7,744	CSL Ltd.	1,561,547
7,890	Macquarie Group Ltd.	527,827
48,339	National Australia Bank Ltd.	534,241
289,150	Oil Search Ltd.	574,694
46,089	Orica Ltd.	538,206
184,679	Santos Ltd.	594,508
49,923	Westpac Banking Corp.	529,625
37,584	Woodside Petroleum Ltd.	549,835
21,184	Woolworths Group Ltd.	493,512
		10,209,323
AUSTRIA — 0.0%
27,121	Erste Group Bank AG	589,212
BELGIUM — 0.1%
8,500	Colruyt S.A.	508,772
21,840	Proximus SADP	465,984
5,437	UCB S.A.	497,745
		1,472,501
BRAZIL — 0.1%
227,113	Ambev S.A.	474,866
65,350	B3 SA - Brasil Bolsa Balcao	459,670
277,583	BR Malls Participacoes S.A.	513,012
159,366	Petroleo Brasileiro S.A.	548,618
25,497	Raia Drogasil S.A.	494,054
68,311	WEG S.A.	499,340
		2,989,560
CANADA — 0.5%
23,092	Alimentation Couche-Tard, Inc. - Class B	644,343
13,108	Bank of Nova Scotia (The)	525,469
24,039	Barrick Gold Corp.	618,785
22,174	Brookfield Asset Management, Inc. - Class A	749,355
6,396	Canadian National Railway Co.	528,930
38,914	Canadian Natural Resources Ltd.	651,665
4,229	Canadian Pacific Railway Ltd.	961,160
523	Constellation Software, Inc.	502,928
16,335	Dollarama, Inc.	512,365
20,949	Enbridge, Inc.	641,887
13,298	Fortis, Inc.	515,316
41,229	Manulife Financial Corp.	519,232
17,469	Metro, Inc.	718,740
11,905	Rogers Communications, Inc. - Class B	498,625
Shares		Value
CANADA (continued)
14,014	Royal Bank of Canada	$862,113
33,224	Suncor Energy, Inc.	592,420
11,247	TC Energy Corp.	517,607
12,601	Toronto-Dominion Bank (The)	526,509
14,658	Wheaton Precious Metals Corp.	556,961
		11,644,410
CHINA — 0.5%
1,458,664	Agricultural Bank of China Ltd. - H Shares	613,382
1,303,380	Bank of China Ltd. - H Shares	499,328
1,140,858	China Construction Bank Corp. - H Shares	930,051
328,602	China International Capital Corp. Ltd. - H Shares(a)	505,248
246,910	China Life Insurance Co. Ltd.- H Shares	526,784
143,193	China Merchants Bank Co. Ltd.- H Shares	686,181
1,003,636	China Petroleum & Chemical Corp. - H Shares	507,482
451,636	China Railway Construction Corp. Ltd. - H Shares	495,183
272,758	China Shenhua Energy Co Ltd.- H Shares	487,640
260,676	CITIC Securities Co. Ltd.- H Shares	503,027
462,941	CNOOC Ltd.	524,895
236,834	CSPC Pharmaceutical Group Ltd.	470,460
405,013	Fosun International Ltd.	513,025
540,957	Haitong Securities Co. Ltd.- H Shares	493,333
949,245	Industrial & Commercial Bank of China Ltd. - H Shares	645,278
152,916	New China Life Insurance Co. Ltd.- H Shares	530,595
522,755	PICC Property & Casualty Co Ltd.- H Shares	501,009
51,719	Poly Property Development Co. Ltd.- H Shares(b)	548,045
11,208	Yum China Holdings, Inc.	543,140
		10,524,086
DENMARK — 0.2%
4,132	Carlsberg A/S - Class B	521,017
5,838	Chr Hansen Holding A/S	503,101
3,783	Coloplast A/S - Class B	598,347
47,006	Danske Bank A/S(b)	557,783
7,018	DSV PANALPINA A/S	724,139
11,431	GN Store Nord A/S	522,594
24,062	Novo Nordisk A/S - Class B	1,534,696
10,581	Novozymes A/S - Class B	518,386
		5,480,063
FINLAND — 0.1%
8,537	Elisa Oyj	518,658

21

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
FINLAND (continued)
33,088	Kesko Oyj - B Shares	$538,456
8,777	Kone Oyj - Class B	532,085
18,823	UPM-Kymmene Oyj	521,045
		2,110,244
FRANCE — 0.6%
6,001	Air Liquide S.A.	763,499
11,613	Alstom S.A.	475,449
7,358	Atos SE	524,598
21,901	BNP Paribas S.A.	688,209
6,724	Capgemini SE	631,777
110,364	Credit Agricole S.A.	880,706
12,591	Edenred	507,349
801	Hermes International	586,181
3,387	L’Oreal S.A.	984,703
4,358	LVMH Moet Hennessy Louis Vuitton SE	1,683,207
39,593	Peugeot S.A.	567,300
5,754	Safran S.A.	531,053
10,824	Sanofi	1,057,930
2,420	Sartorius Stedim Biotech(b)	580,781
10,096	Schneider Electric SE	923,380
33,226	Societe Generale S.A.	519,219
2,346	Teleperformance	525,744
30,511	TOTAL S.A.	1,098,360
6,059	Vinci S.A.	495,992
		14,025,437
GERMANY — 0.3%
3,105	adidas AG	711,830
13,005	BASF SE	665,335
3,483	Bechtle AG	504,589
3,318	Deutsche Boerse AG	515,409
17,687	Deutsche Post AG	526,232
37,029	Deutsche Telekom AG(b)	540,707
21,181	Evonik Industries AG	521,326
7,144	Fresenius Medical Care AG & Co KGaA	561,011
16,886	Fresenius SE & Co KGaA	733,337
18,375	RWE AG	528,377
5,961	Siemens AG	553,163
12,758	Vonovia SE	629,840
		6,991,156
HONG KONG — 0.6%
164,362	AIA Group Ltd.	1,525,424
160,499	BOC Hong Kong Holdings Ltd.	493,763
137,978	China Mengniu Dairy Co. Ltd.	492,111
121,298	China Mobile Ltd.	977,112
148,530	China Overseas Land & Investment Ltd.	545,073
105,259	China Resources Beer Holdings Co. Ltd.	501,686
120,999	China Resources Land Ltd.	496,326
230,853	CLP Holdings Ltd.	2,465,608
Shares		Value
HONG KONG (continued)
77,759	Galaxy Entertainment Group Ltd.	$506,023
269,763	Guangdong Investment Ltd.	560,926
235,684	Hang Lung Properties Ltd.	505,265
28,351	Hang Seng Bank Ltd.	499,182
38,087	Hong Kong Exchanges & Clearing Ltd.	1,238,042
83,706	Sun Hung Kai Properties Ltd.	1,148,832
67,257	Techtronic Industries Co. Ltd.	512,290
		12,467,663
INDIA — 0.0%
47,347	Reliance Industries Ltd.	924,305
INDONESIA — 0.0%
285,062	Bank Central Asia Tbk PT	495,385
2,732,262	Bank Rakyat Indonesia Persero Tbk PT	501,450
		996,835
IRELAND — 0.2%
6,829	Accenture Plc - Class A	1,264,663
7,894	Aptiv Plc	549,028
16,967	Experian Plc	507,747
41,178	James Hardie Industries Plc	601,609
4,491	Jazz Pharmaceuticals Plc(b)	495,133
16,146	Medtronic Plc	1,576,334
		4,994,514
ISRAEL — 0.1%
90,540	Bank Hapoalim BM	583,861
4,719	Check Point Software Technologies Ltd.(b)	498,987
3,572	Nice Ltd.(b)	594,616
		1,677,464
ITALY — 0.1%
3,206	DiaSorin SpA	545,617
78,277	Enel SpA	534,925
53,245	FinecoBank Banca Fineco SpA	591,656
336,604	Intesa Sanpaolo SpA	524,901
30,080	Prysmian SpA	565,980
		2,763,079
JAPAN — 1.9%
24,494	Aeon Co. Ltd.	495,632
27,872	Ajinomoto Co, Inc.	497,626
15,176	Asahi Group Holdings Ltd.	528,894
30,447	Astellas Pharma, Inc.	506,859
9,761	Bandai Namco Holdings, Inc.	493,985
6,160	Chugai Pharmaceutical Co Ltd.	735,308
36,094	Chugoku Electric Power Co. Inc. (The)	486,343
3,959	Daikin Industries Ltd.	516,664
20,175	Daiwa House Industry Co. Ltd.	518,404
306	Daiwa House REIT Investment Corp. REIT	742,795

22

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
2,200	Disco Corp.	$499,185
6,628	East Japan Railway Co.	486,253
21,649	Fuji Electric Co. Ltd.	523,296
5,040	Fujitsu Ltd.	494,771
11,576	Hamamatsu Photonics KK	510,222
17,393	Hitachi Ltd.	525,283
6,814	Hoya Corp.	626,445
25,386	ITOCHU Corp.	502,681
179	Japan Real Estate Investment Corp. REIT	974,104
27,295	Japan Tobacco, Inc.	512,377
9,598	Kao Corp.	743,763
20,741	KDDI Corp.	600,883
3,199	Keyence Corp.	1,155,712
8,962	Kyocera Corp.	482,611
22,146	Kyowa Hakko Kirin Co. Ltd.	519,626
9,162	Lawson, Inc.	475,538
13,348	M3, Inc.	483,844
25,069	Mitsubishi Corp.	537,285
41,440	Mitsubishi Electric Corp.	517,638
31,113	Mitsubishi Estate Co. Ltd.	510,988
176,748	Mitsubishi UFJ Financial Group, Inc.	715,293
36,123	Mitsui & Co. Ltd.	509,623
29,428	Mitsui Fudosan Co. Ltd.	547,893
11,203	Murata Manufacturing Co Ltd.	628,345
18,941	Nabtesco Corp.	548,912
19,327	Nichirei Corp.	483,738
13,987	Nihon Kohden Corp.	502,445
147	Nippon Building Fund, Inc. REIT	880,781
369	Nippon Prologis REIT, Inc. REIT	1,016,413
23,941	Nippon Telegraph & Telephone Corp.	545,011
129,917	Nomura Holdings, Inc.	544,534
20,912	Nomura Research Institute Ltd.	513,276
45,490	NTT DOCOMO, Inc.	1,334,413
3,450	Obic Co Ltd.	521,446
30,997	Olympus Corp.(b)	498,396
9,162	Omron Corp.	542,984
29,764	Osaka Gas Co. Ltd.	554,426
12,666	Otsuka Holdings Co. Ltd.	502,202
68,307	Panasonic Corp.	526,266
33,490	Recruit Holdings Co. Ltd.	993,013
14,579	Seven & I Holdings Co. Ltd.	482,684
19,102	Shimadzu Corp.	477,928
4,543	Shin-Etsu Chemical Co Ltd.	508,635
1,443	SMC Corp.	658,873
38,244	Softbank Corp.	521,728
17,798	Sony Corp.	1,149,660
19,985	Sumitomo Mitsui Financial Group, Inc.	529,631
19,675	Sumitomo Realty & Development Co. Ltd.	534,158
13,861	Suntory Beverage & Food Ltd.	523,751
Shares		Value
JAPAN (continued)
6,040	TDK Corp.	$527,934
16,920	Terumo Corp.	563,185
15,058	Tobu Railway Co. Ltd.	514,258
9,775	Toho Gas Co. Ltd.	479,118
10,737	Tokio Marine Holdings, Inc.	508,861
3,149	Tokyo Electron Ltd.	673,140
26,746	Tokyo Gas Co. Ltd.	587,682
12,047	Toyo Suisan Kaisha Ltd.	579,253
21,805	Toyota Motor Corp.	1,354,444
13,036	Unicharm Corp.	479,823
12,356	Yamaha Corp.	504,303
		42,273,474
MALAYSIA — 0.1%
174,107	Public Bank Berhad	663,226
172,433	Tenaga Nasional Bhd	490,833
		1,154,059
MEXICO — 0.1%
897,779	America Movil SAB de CV - Series L	542,370
191,393	Grupo Financiero Banorte SAB de CV - Series O	523,966
270,503	Grupo Mexico SAB de CV - Class B	575,216
207,978	Wal-Mart de Mexico SAB de CV	501,974
		2,143,526
NETHERLANDS — 0.3%
5,933	ASML Holding NV	1,759,686
6,325	IMCD Group NV	559,493
182,680	ING Groep NV	1,002,555
23,275	Koninklijke Ahold Delhaize NV	565,213
6,028	NXP Semiconductor NV	600,208
43,494	Royal Dutch Shell Plc - Class A	725,840
45,477	Royal Dutch Shell Plc - Class B	736,824
6,926	Wolters Kluwer NV	509,433
		6,459,252
NORWAY — 0.1%
36,585	Aker BP ASA	607,426
32,558	Telenor ASA	499,729
		1,107,155
POLAND — 0.1%
95,795	Powszechna Kasa Oszczednosci Bank Polski S.A.	508,207
68,163	Powszechny Zaklad Ubezpieczen S.A.	497,487
		1,005,694
PORTUGAL — 0.0%
29,180	Jeronimo Martins SGPS S.A.	492,926
QATAR — 0.0%
134,022	Qatar National Bank QPSC	634,221

23

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SINGAPORE — 0.0%
239,657	CapitaLand Ltd.	$511,554
SOUTH AFRICA — 0.1%
113,417	Absa Group Ltd.	558,656
40,693	Bid Corp Ltd.	530,521
179,102	MTN Group Ltd.	469,701
91,432	Standard Bank Group Ltd.	503,787
78,306	Vodacom Group Ltd.	520,561
		2,583,226
SOUTH KOREA — 0.3%
3,400	Hyundai Mobis Co. Ltd.	479,954
18,868	KB Financial Group, Inc.	538,112
20,414	Kia Motors Corp.	496,758
1,511	Korea Zinc Co. Ltd.	478,679
489	LG Household & Health Care Ltd.	556,243
3,410	NAVER Corp.	552,731
4,843	POSCO	733,336
62,568	Samsung Electronics Co Ltd.	2,567,524
16,412	Samsung Electronics Co Ltd. - Preference	569,089
		6,972,426
SPAIN — 0.2%
11,639	Amadeus IT Group S.A.	560,184
173,887	Banco Bilbao Vizcaya Argentaria S.A.	569,187
353,085	Banco Santander S.A.	788,369
103,124	Iberdrola S.A.	1,032,901
18,131	Industria de Diseno Textil S.A.	461,953
35,361	Red Electrica Corp. S.A.	622,139
		4,034,733
SWEDEN — 0.2%
22,092	Atlas Copco AB - A Shares	768,352
16,504	Essity AB - Class B(b)	537,124
21,264	Hexagon AB - Class B(b)	1,061,707
41,354	Sandvik AB(b)	641,354
8,354	Swedish Match AB	518,587
37,273	Tele2 AB - Class B	483,693
95,316	Volvo AB - Class B	1,232,522
		5,243,339
SWITZERLAND — 0.9%
4,324	CHUBB Ltd.	467,035
61,459	Credit Suisse Group AG	555,598
718	Georg Fischer AG	535,199
152	Givaudan S.A.	509,107
14,558	Logitech International S.A.	701,469
1,840	Lonza Group AG	803,290
30,736	Nestle S.A.	3,244,754
22,675	Novartis AG	1,932,396
6,629	Roche Holding AG	2,303,753
3,692	Sika AG	610,839
2,780	Sonova Holding AG	501,998
21,677	STMicroelectronics NV	563,227
Shares		Value
SWITZERLAND (continued)
6,166	Sunrise Communications Group AG(a)	$493,791
1,612	Swisscom AG	838,023
9,569	TE Connectivity Ltd.	702,939
72,564	Tencent Holdings Ltd.	3,903,152
52,548	UBS Group AG	562,907
1,705	Zurich Insurance Group AG	542,809
		19,772,286
TAIWAN — 0.5%
990,090	Chunghwa Telecom Co. Ltd.	3,645,851
111,974	Delta Electronics, Inc.	527,176
211,821	Formosa Chemicals & Fibre Corp.	540,656
360,464	Hon Hai Precision Industry Co. Ltd.	933,389
40,925	MediaTek, Inc.	571,146
518,432	Mega Financial Holding Co. Ltd.	524,769
231,343	Pegatron Corp.	514,243
65,338	Realtek Semiconductor Corp.	565,787
358,582	Taiwan Cement Corp.	520,934
307,506	Taiwan Semiconductor Manufacturing Co. Ltd.	3,148,843
222,130	Uni-President Enterprises Corp.	519,161
		12,011,955
TURKEY — 0.0%
62,319	BIM Birlesik Magazalar AS	493,505
422,148	Eregli Demir ve Celik Fabrikalari TAS	488,615
		982,120
UNITED KINGDOM — 1.1%
32,945	Anglo American Plc	587,223
51,556	Antofagasta Plc(b)	527,917
2,656	Aon Plc	458,612
22,834	Ashtead Group Plc(b)	625,514
15,085	AstraZeneca Plc(b)	1,581,135
12,041	AVEVA Group Plc	541,411
83,072	Barratt Developments Plc(b)	543,023
16,550	Bellway Plc(b)	555,092
268,454	BP Plc(b)	1,058,641
27,907	British American Tobacco Plc(b)	1,082,755
12,009	Coca-Cola European Partners Plc	476,037
30,291	Compass Group Plc	509,702
8,733	Croda International Plc	536,979
25,175	Diageo Plc(b)	871,963
63,162	easyJet Plc	479,858
63,266	Fiat Chrysler Automobiles NV	555,752
48,714	GlaxoSmithKline Plc(b)	1,019,106
26,328	Hargreaves Lansdown Plc	477,669
25,790	Imperial Brands Plc(b)	545,378
11,324	InterContinental Hotels Group Plc	514,591

24

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
566,525	ITV Plc	$545,854
80,024	JD Sports Fashion Plc	533,581
196,436	Legal & General Group Plc(b)	506,201
309,179	M&G Plc	514,993
30,077	Mondi Plc	534,133
44,623	National Grid Plc	524,818
9,098	Next Plc	541,546
37,858	RELX Plc	856,605
20,617	Rio Tinto Plc(b)	956,753
26,183	Smith & Nephew Plc(b)	513,787
34,035	Smiths Group Plc	531,763
5,637	Spirax-Sarco Engineering Plc	619,667
33,059	SSE Plc(b)	520,470
295,914	Taylor Wimpey Plc(b)	548,058
33,946	Unilever NV	1,695,570
370,573	Vodafone Group Plc	523,396
		24,015,553
UNITED STATES — 12.9%
6,236	3M Co.	947,373
17,453	AbbVie, Inc.	1,434,636
19,476	ACI Worldwide, Inc.(b)	533,641
10,169	Activision Blizzard, Inc.	648,070
6,341	Adobe, Inc.(b)	2,242,431
6,310	Agilent Technologies, Inc.	483,725
8,157	Agree Realty Corp. REIT(b)	531,102
2,755	Air Products & Chemicals, Inc.(b)	621,473
8,179	Albemarle Corp.(b)	502,436
4,883	Alexion Pharmaceuticals, Inc.(b)	524,776
2,640	Align Technology, Inc.(b)	567,204
13,467	Alliance Data Systems Corp.(b)	674,293
33,099	Ally Financial, Inc.	542,493
3,331	Alphabet, Inc. - Class A(b)	4,485,858
3,640	Alphabet, Inc. - Class C(b)	4,909,122
6,528	Ameren Corp.(b)	474,912
6,156	American Electric Power Co, Inc.(b)	511,625
11,541	American Express Co.(b)	1,053,116
5,328	American Tower Corp. REIT	1,268,064
4,563	Ameriprise Financial, Inc.	524,471
5,588	AmerisourceBergen Corp.(b)	501,020
8,113	Amgen, Inc.(b)	1,940,792
4,892	Analog Devices, Inc.(b)	536,163
2,545	ANSYS, Inc.(b)	666,357
3,608	Anthem, Inc.(b)	1,012,874
14,969	AO Smith Corp.	634,386
47,990	Apple, Inc.(b)	14,099,462
15,453	Applied Materials, Inc.(b)	767,705
12,972	ASGN, Inc.(b)	602,550
7,375	Aspen Technology, Inc.(b)	754,094
79,653	AT&T, Inc.	2,427,028
4,971	Autodesk, Inc.(b)	930,223
5,180	Automatic Data Processing, Inc.(b)	759,854
Shares		Value
UNITED STATES (continued)
511	AutoZone, Inc.(b)	$521,384
4,593	Avery Dennison Corp.(b)	507,021
7,444	Ball Corp.(b)	488,252
100,065	Bank of America Corp.(b)	2,406,563
27,459	Bank OZK	621,123
10,317	Baxter International, Inc.(b)	915,943
13,624	Berkshire Hathaway, Inc. - Class B(b)	2,552,593
2,311	Biogen, Inc.(b)	685,974
1,173	Bio-Rad Laboratories, Inc. - Class A(b)	516,237
2,582	Bio-Techne Corp.	580,950
9,774	Blackbaud, Inc.	540,111
687	Booking Holdings, Inc.(b)	1,017,152
18,726	BorgWarner, Inc.(b)	535,002
33,165	Boyd Gaming Corp.	553,524
26,217	Bristol-Myers Squibb Co.	1,594,256
4,541	Broadcom, Inc.	1,233,426
4,820	Broadridge Financial Solutions, Inc.	559,120
7,943	Brown-Forman Corp. - Class B	494,055
295	Cable One, Inc.	564,294
24,174	Cabot Oil & Gas Corp.	522,642
6,349	Cadence Design Systems, Inc.(b)	515,094
9,480	California Water Service Group	425,842
9,279	Capital One Financial Corp.	600,908
9,868	Cardinal Health, Inc.	488,269
7,113	Caterpillar, Inc.	827,811
14,176	CDK Global, Inc.(b)	556,833
10,647	Cerner Corp.	738,795
19,230	Charles Schwab Corp. (The)	725,356
1,866	Charter Communications, Inc. - Class A(b)	924,099
1,124	Chemed Corp.	468,225
16,518	Chevron Corp.	1,519,656
6,891	Church & Dwight Co., Inc.	482,301
5,130	Cigna Corp.	1,004,351
37,820	Cinemark Holdings, Inc.	540,070
57,384	Cisco Systems, Inc.	2,431,934
25,699	CIT Group, Inc.	487,767
38,488	Citigroup, Inc.	1,868,977
36,964	Citizens Financial Group, Inc.	827,624
5,549	Citrix Systems, Inc.	804,660
3,559	Clorox Co. (The)	663,540
5,513	CME Group, Inc.	982,472
8,074	CMS Energy Corp.	460,945
36,188	Coca-Cola Co. (The)	1,660,667
12,611	Cognizant Technology Solutions Corp. - Class A	731,690
21,816	Colfax Corp.(b)	562,635
11,720	Colgate-Palmolive Co.	823,564
53,643	Comcast Corp. - Class A	2,018,586
20,383	Comerica, Inc.	710,551
12,491	CommVault Systems, Inc.(b)	533,241
14,411	ConocoPhillips	606,703
25

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
13,756	CoreLogic, Inc.	$528,506
5,083	Costco Wholesale Corp.	1,540,149
4,998	Crown Castle International Corp. REIT	796,831
15,976	CSX Corp.	1,058,090
3,370	Cummins, Inc.	550,995
14,993	CVS Health Corp.	922,819
8,908	Danaher Corp.	1,456,102
6,358	Digital Realty Trust, Inc. REIT	950,457
14,559	Discover Financial Services	625,600
2,780	Dollar General Corp.	487,334
6,257	Dominion Energy, Inc.	482,602
1,397	Domino’s Pizza, Inc.	505,616
22,799	Domtar Corp.	532,585
6,159	Duke Energy Corp.	521,421
31,070	East West Bancorp, Inc.	1,089,625
6,369	Eaton Corp. Plc	531,812
23,202	eBay, Inc.	924,136
3,626	Ecolab, Inc.	701,631
3,579	Edwards Lifesciences Corp.(b)	778,433
5,730	Electronic Arts, Inc.(b)	654,710
10,292	Eli Lilly & Co.	1,591,555
7,000	Encompass Health Corp.	463,750
9,546	Entegris, Inc.	517,680
8,773	Envestnet, Inc.(b)	548,488
12,234	EOG Resources, Inc.	581,237
23,530	Equity Commonwealth REIT	798,844
7,971	Equity LifeStyle Properties, Inc. REIT	480,731
5,754	Euronet Worldwide, Inc.(b)	527,987
5,857	Eversource Energy	472,660
5,402	Extra Space Storage, Inc. REIT	476,672
31,275	Exxon Mobil Corp.	1,453,349
3,146	Fair Isaac Corp.(b)	1,110,349
14,045	Fastenal Co.	508,710
8,346	Fidelity National Information Services, Inc.	1,100,754
30,762	Fifth Third Bancorp	574,942
5,269	Fiserv, Inc.(b)	543,023
3,986	FleetCor Technologies, Inc.(b)	961,623
62,601	Flex Ltd.(b)	610,986
14,691	FLIR Systems, Inc.	637,589
4,514	Fortinet, Inc.(b)	486,338
6,157	General Dynamics Corp.	804,227
12,821	General Mills, Inc.	767,850
15,095	Gilead Sciences, Inc.	1,267,980
10,485	Global Payments, Inc.	1,740,720
6,167	Goldman Sachs Group, Inc. (The)	1,131,151
10,735	Graco, Inc.	479,425
5,699	Guidewire Software, Inc.(b)	517,697
69,024	Halliburton Co.	724,752
4,377	HCA Healthcare, Inc.	480,945
6,980	HEICO Corp. - Class A	504,863
28,983	Helmerich & Payne, Inc.	572,994
5,601	Hershey Co. (The)	741,740
Shares		Value
UNITED STATES (continued)
7,464	Hilton Worldwide Holdings, Inc.	$565,099
10,620	Home Depot, Inc. (The)	2,334,595
7,999	Honeywell International, Inc.	1,135,058
10,987	Hormel Foods Corp.	514,741
43,153	HP, Inc.	669,303
1,863	Humana, Inc.	711,331
1,898	IDEXX Laboratories, Inc.(b)	526,885
2,402	Illumina, Inc.(b)	766,310
18,959	Ingersoll Rand, Inc.(b)	551,328
10,301	Integra LifeScience Holdings Corp.(b)	525,866
51,928	Intel Corp.	3,114,641
5,598	Intercontinental Exchange, Inc.	500,741
10,788	InterDigital, Inc.	623,223
16,364	International Business Machines Corp.	2,054,664
5,763	Intuit, Inc.	1,554,915
2,959	Jack Henry & Associates, Inc.	483,944
27,530	Johnson & Johnson	4,130,601
17,103	Johnson Controls International Plc	497,868
4,683	Jones Lang LaSalle, Inc.	494,431
33,656	JPMorgan Chase & Co.	3,222,899
3,606	Kansas City Southern	470,763
22,789	Kennametal, Inc.	583,626
5,879	Kimberly-Clark Corp.	814,124
33,794	Kinder Morgan, Inc.	514,683
4,318	KLA Corp.	708,541
15,846	Kroger Co. (The)	500,892
4,011	L3Harris Technologies, Inc.	776,931
3,441	Laboratory Corp of America Holdings(b)	565,872
2,705	Lam Research Corp.	690,532
3,522	Lancaster Colony Corp.	474,167
11,627	Las Vegas Sands Corp.	558,329
5,211	Leidos Holdings, Inc.	514,899
11,794	Lennar Corp. - Class A	590,526
3,817	LHC Group, Inc.(b)	496,172
20,085	Liberty Media Corp-Liberty Formula One - Class C(b)	646,536
17,062	Lincoln National Corp.	605,189
4,093	Lockheed Martin Corp.	1,592,423
11,710	Lowe’s Cos, Inc.	1,226,623
9,259	LPL Financial Holdings, Inc.	557,577
8,634	Manhattan Associates, Inc.(b)	612,496
20,325	Marathon Petroleum Corp.	652,026
6,382	Marriott Vacations Worldwide Corp.	529,706
19,326	Marvell Technology Group Ltd.	516,777
12,569	Masco Corp.	515,832
2,504	Masimo Corp.(b)	535,631
10,357	Mastercard, Inc. - Class A	2,847,864
10,066	Maxim Integrated Products, Inc.	553,429
7,949	McDonald’s Corp.	1,490,914

26

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
3,567	McKesson Corp.	$503,839
29,989	Merck & Co., Inc.	2,379,327
861	Mettler-Toledo International, Inc.(b)	619,868
35,591	MGM Resorts International	598,997
6,913	Microchip Technology, Inc.	606,477
13,054	Micron Technology, Inc.(b)	625,156
80,188	Microsoft Corp.	14,370,491
6,216	Mohawk Industries, Inc.(b)	545,268
2,965	Molina Healthcare, Inc.(b)	486,171
22,811	Mondelez International, Inc. - Class A	1,173,398
2,705	Monolithic Power Systems, Inc.	540,757
9,056	Monster Beverage Corp.(b)	559,751
7,082	Moody’s Corp.	1,727,300
31,159	Morgan Stanley	1,228,599
3,187	Motorola Solutions, Inc.	458,322
2,311	MSCI, Inc.	755,697
31,666	Mylan NV(b)	531,039
67,673	Navient Corp.	515,668
26,237	NCR Corp.(b)	538,383
11,941	NetApp, Inc.	522,658
93,494	New Residential Investment Corp. REIT	569,378
17,482	Newmont Corp.	1,039,829
11,161	NextEra Energy Partners LP	561,287
8,521	NextEra Energy, Inc.	1,969,374
12,129	NIKE, Inc. - Class B	1,057,406
6,704	Norfolk Southern Corp.	1,147,054
2,259	Northrop Grumman Corp.	746,984
24,913	NortonLifeLock, Inc.	529,900
41,008	Norwegian Cruise Line Holdings Ltd.(b)	672,531
6,269	Novanta Inc.(b)	544,713
26,726	Nuance Communications, Inc.(b)	539,865
6,332	NVIDIA Corp.	1,850,717
36,419	ON Semiconductor Corp.(b)	584,343
31,583	Oracle Corp.	1,672,952
1,365	O’Reilly Automotive, Inc.(b)	527,354
7,448	PACCAR, Inc.	515,625
7,571	Paychex, Inc.	518,765
6,394	Pegasystems, Inc.	534,666
36,078	Penn National Gaming, Inc.(b)	642,910
14,373	PepsiCo, Inc.	1,901,404
55,923	Pfizer, Inc.	2,145,206
18,486	Philip Morris International, Inc.	1,379,056
8,554	Phillips 66	625,896
6,564	Pioneer Natural Resources Co.	586,231
68,788	Plains GP Holdings LP - Class A	632,162
5,624	PRA Health Sciences, Inc.(b)	542,716
15,255	Premier, Inc. - Class A(b)	505,856
24,554	Procter & Gamble Co. (The)	2,894,180
13,289	Progress Software Corp.	543,653
7,542	Prologis, Inc. REIT	672,973
Shares		Value
UNITED STATES (continued)
8,566	PTC, Inc.(b)	$593,196
9,308	Public Service Enterprise Group, Inc.	472,009
3,920	Public Storage REIT	726,964
11,158	PVH Corp.	549,308
12,685	QUALCOMM, Inc.	997,929
5,337	Quest Diagnostics, Inc.	587,657
12,742	Raytheon Technologies Corp.(b)	825,809
8,356	RealPage, Inc.(b)	538,878
1,259	Regeneron Pharmaceuticals, Inc.(b)	662,083
3,254	ResMed, Inc.	505,411
12,886	Rollins, Inc.	515,440
2,302	Roper Technologies, Inc.	785,051
13,636	Royal Caribbean Cruises Ltd.	637,756
6,353	Saia, Inc.(b)	587,780
1,616	SBA Communications Corp. REIT	468,511
32,904	Schlumberger Ltd.	553,445
6,225	Science Applications International Corp.	508,334
9,770	Seagate Technology PLC	488,012
989	Sherwin-Williams Co. (The)	530,470
32,103	Six Flags Entertainment Corp.	642,381
5,273	Skyworks Solutions, Inc.	547,759
8,862	Southern Co. (The)	502,741
13,151	Spectrum Brands Holdings, Inc.	566,282
13,330	SS&C Technologies Holdings, Inc.	735,283
10,648	Starbucks Corp.	817,021
15,690	State Street Corp.	989,098
10,271	Stericycle, Inc.(b)	501,225
2,895	SVB Financial Group(b)	559,227
32,435	Synchrony Financial	641,889
4,789	Synopsys, Inc.(b)	752,448
4,044	Take-Two Interactive Software, Inc.(b)	489,526
6,555	Target Corp.(b)	719,346
7,766	Teradyne, Inc.	485,686
14,345	Texas Instruments, Inc.	1,665,024
18,457	Textron, Inc.	486,527
14,116	Timken Co. (The)	530,479
12,876	TJX Cos., Inc. (The)	631,568
5,448	Tractor Supply Co.	552,591
1,454	TransDigm Group, Inc.	527,918
4,848	Travelers Cos Inc. (The)(b)	490,666
19,336	Trimble, Inc.(b)	669,606
10,835	TriNet Group, Inc.(b)	530,590
15,405	Truist Financial Corp.	574,915
1,672	Tyler Technologies, Inc.(b)	536,194
8,107	Tyson Foods, Inc. - Class A	504,174
2,365	Ulta Beauty, Inc.(b)	515,381
9,648	Union Pacific Corp.	1,541,654
4,825	United Rentals, Inc.(b)	620,013
4,865	United Therapeutics Corp.(b)	533,009

27

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
11,140	UnitedHealth Group, Inc.	$3,258,116
13,141	Universal Forest Products, Inc.	540,358
3,090	Vail Resorts, Inc.	528,390
9,961	Valero Energy Corp.	631,029
2,420	VeriSign, Inc.(b)	506,966
3,301	Verisk Analytics, Inc.	504,492
44,725	Verizon Communications, Inc.	2,569,451
20,449	Visa, Inc. - Class A	3,654,645
28,817	Vistra Energy Corp.	563,084
3,709	VMware, Inc. - Class A(b)	487,808
11,317	Walgreens Boots Alliance, Inc.	489,913
18,231	Walmart, Inc.	2,215,978
5,064	Waste Management, Inc.	506,501
2,516	Waters Corp.(b)	470,492
2,945	WD-40 Co.	513,255
6,925	WEC Energy Group, Inc.	627,059
46,145	Wells Fargo & Co.	1,340,512
10,194	Welltower, Inc. REIT	522,239
20,906	WESCO International, Inc.(b)	540,838
2,961	West Pharmaceutical Services, Inc.	560,399
16,393	Westrock Co.	527,691
9,588	WEX, Inc.(b)	1,268,684
25,258	Weyerhaeuser Co. REIT	552,392
12,745	WR Grace & Co.	601,946
1,795	WW Grainger, Inc.	494,666
7,597	Xcel Energy, Inc.	482,865
6,080	Yum! Brands, Inc.	525,494
2,448	Zebra Technologies Corp. - Class A(b)	562,208
4,978	Zimmer Biomet Holdings, Inc.	595,867
		294,438,459
Total Common Stocks (Cost $490,595,720)		515,695,810

MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
71,233	Plains All American Pipeline LP	628,987
Total Master Limited Partnerships (Cost $501,794)		628,987
EXCHANGE-TRADED FUNDS — 3.1%
UNITED STATES — 3.1%
1,909,506	iShares MSCI Emerging Markets ETF	69,964,300
Total Exchange-Traded Funds (Cost $82,884,541)		69,964,300
Contracts
CALL OPTIONS PURCHASED — 0.3%
40,000	Energy Select Sector SPDR Fund, Strike $51.21, Expires 06/19/20, (Notional amount $2,048,400)	$40,000
15,000	SPDR Gold Shares, Strike $161.00, Expires 06/19/20, (Notional amount $2,415,000)	5,925,000
Total Call Options Purchased (Cost $10,816,484)		5,965,000

Principal Amount
BANK LOANS — 0.8%
UNITED STATES — 0.8%
$3,363,636	Caliber Home Loans, Inc., (LIBOR + 3.000%), 0.00%, 04/24/21(c)(d)	3,312,845
5,093,049	Lstar 19-1 Securities Financing, (LIBOR + 2.000%), 2.44%, 05/30/22(c)(d)	5,093,049
7,925,774	Rntr Seer Financing, (LIBOR + 2.380%), 4.49%, 12/20/21(c)(d)	7,905,959
2,867,042	Roundpoint Mortgage Servicing Corp., (LIBOR + 3.380%), 3.38%, 08/27/20(c)(d)	2,652,014
Total Bank Loans (Cost $19,249,501)		18,963,867

CORPORATE BONDS — 2.3%
AUSTRALIA — 0.0%
$425,000	Macquarie Bank Ltd., 6.63%, 04/07/21(e)	440,755
BERMUDA — 0.1%
1,250,000	Ooredoo International Finance Ltd., 5.00%, 10/19/25(e)	1,383,438
BRAZIL — 0.1%
1,500,000	CSN Resources SA, 6.50%, 07/21/20(e)	1,470,000
CAYMAN ISLANDS — 0.4%
4,565,210	Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%, 6.45%, 02/12/23(a)(f)	4,336,949
2,000,000	DP World Crescent Ltd., 4.85%, 09/26/28(e)	1,918,000
360,000	Emaar Sukuk Ltd., 3.88%, 09/17/29	308,009
750,000	Itau Unibanco Holding SA, 5.13%, 05/13/23(e)	772,500

28

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
$1,000,000	Itau Unibanco Holding SA/Cayman Island, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%, 6.13%, 06/12/68(e)(g)	$927,500
1,000,000	MAF Global Securities Ltd., 4.75%, 05/07/24	973,000
1,000,000	MAF Global Securities Ltd., (5 yr. Swap Semi 30/360 US + 3.476%, 5.50%, 09/07/68(g)	772,336
190,236	SPARC EM SPC Panama Metro Line 2 SP, 0.00%, 12/05/22(e)(h)	173,117
		10,181,411
COLOMBIA — 0.1%
2,100,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.929%, 4.88%, 10/18/27(g)	1,850,645
850,000	Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(e)	850,009
		2,700,654
GUATEMALA — 0.1%
2,000,000	Central American Bottling Corp., 5.75%, 01/31/27(e)	1,960,000
HONG KONG — 0.1%
1,600,000	Bank of East Asia Ltd. (The), (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.834%, 5.50%, 06/02/68(g)	1,528,000
INDIA — 0.1%
810,000	Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)	686,673
780,000	Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(e)	666,573
500,000	Delhi International Airport Ltd., 6.13%, 02/03/22	482,612
		1,835,858
ISRAEL — 0.1%
785,000	Bank Leumi Le-Israel BM, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%, 3.28%, 01/29/31(a)(g)	725,536
1,500,000	Israel Electric Corp. Ltd., 4.25%, 08/14/28(a)	1,578,750
		2,304,286
Principal Amount		Value
JAPAN — 0.1%
$1,500,000	SoftBank Group Corp., 5.50%, 04/20/23	$1,467,582
LUXEMBOURG — 0.0%
276,000	Ultrapar International SA, 5.25%, 10/06/26(e)	257,287
MAURITIUS — 0.0%
772,000	UPL Corp. Ltd., 4.50%, 03/08/28	709,897
SAUDI ARABIA — 0.0%
1,570,000	Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)	1,358,050
SINGAPORE — 0.1%
1,500,000	Jubilant Pharma Ltd., 6.00%, 03/05/24	1,411,697
SOUTH KOREA — 0.1%

550,000	KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity +7.50%, 11/21/68(g)	527,439
200,000	Kia Motors Corp., 3.50%, 10/25/27(e)	196,344
1,500,000	Kyobo Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.091%, 3.95%, 01/01/00(e)(g)	1,485,000
		2,208,783
SWITZERLAND — 0.0%
225,000	Credit Suisse AG, 6.50%, 08/08/23(e)	237,226
UNITED ARAB EMIRATES — 0.0%
619,034	Emirates Airline, 4.50%, 02/06/25(e)	550,940
UNITED KINGDOM — 0.0%
758,000	MARB BondCo Plc, 7.00%, 03/15/24(e)	740,945
UNITED STATES — 0.9%
1,600,000	Alcon Finance Corp., 3.00%, 09/23/29(a)	1,665,867
280,122	Ambac Assurance Corp., 5.10%, 06/07/20(a)	372,561
700,000	Constellation Brands, Inc., 4.75%, 12/01/25	779,961
1,550,000	Deutsche Bank AG/New York NY, 3.15%, 01/22/21	1,547,839
750,000	Deutsche Bank AG/New York NY, 4.25%, 10/14/21	754,897
1,075,000	Diamondback Energy, Inc., 5.38%, 05/31/25	1,025,676

29

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$1,875,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	$1,631,250
225,000	Hanesbrands, Inc., 5.38%, 05/15/25(a)	225,000
1,150,000	iStar, Inc., REIT, 4.75%, 10/01/24	960,250
250,000	Kraft Heinz Foods Co., 4.88%, 02/15/25(a)	257,016
1,575,000	Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/24	1,480,315
1,990,000	Rockies Express Pipeline LLC, 3.60%, 05/15/25(a)	1,795,975
1,725,000	Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	1,529,385
1,950,000	Rockies Express Pipeline LLC, 4.80%, 05/15/30(a)	1,667,250
3,395,000	Southern Star Central Corp., 5.13%, 07/15/22(a)	3,236,795
1,475,000	Wabtec Corp., 4.40%, 03/15/24	1,480,916
42,119,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(d)	0
21,131,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(d)	0
9,840,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(d)	0
3,000,000	Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(d)	0
		20,410,953
Total Corporate Bonds (Cost $56,880,212)		53,157,762

ASSET-BACKED SECURITIES — 28.9%
CAYMAN ISLANDS — 8.4%
Collateralized Loan Obligations — 7.7%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A,Class F, (3 mo. LIBOR US + 5.690%), 6.91%, 07/15/26(a)(f)	6,628,961
1,000,000	Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.700%), 6.84%, 04/20/31(a)(f)	603,123
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 6.76%, 04/13/27(a)(f)	1,174,226
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class DR, (3 mo. LIBOR US + 4.350%), 5.34%, 04/27/27(a)(f)	$686,620
911,452	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 9.64%, 07/20/32(a)(f)	597,682
17,550,000	CBAM CLO Management, Series 2019-10A, Class SUB, 0.00%, 04/20/32(a)(i)	9,503,207
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 0.00%, 01/20/31(a)(i)	5,869,972
11,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.000%), 6.22%, 04/15/27(a)(f)	8,226,514
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 0.00%, 04/15/27(a)(i)	2,583,864
7,400,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, (3 mo. LIBOR US + 8.150%), 9.29%, 10/20/31(a)(f)	3,405,402
1,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 6.22%, 01/15/28(a)(f)	863,478
6,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 7.69%, 10/23/30(a)(f)	4,344,267
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 0.00%, 10/23/30(a)(i)	1,946,192
15,100,000	Romark CLO Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 6.250%), 7.24%, 07/25/31(a)(f)	10,265,812
5,000,000	Romark CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/25/31(a)(i)	2,381,468
125,000,000	Romark Credit Funding I Ltd., Series 2020-1A, Class SUB, 0.00%, 04/28/38(a)(i)	104,900,188
6,375,000	THL Credit Wind River CLO Ltd., Series 2018-2A, Class SUB, 0.00%, 07/15/30(a)(i)	3,140,313
1,000,000	Westcott Park CLO Ltd., (3 mo. LIBOR US + 3.250%), 4.39%, 07/20/28(a)(f)	866,555
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 7.54%, 10/20/29(a)(f)	2,870,236

30

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,000,000	York CLO-3 Ltd., Series 2016-1A,Class SUB, 0.00%, 10/20/29(a)(i)	$1,253,181
6,375,000	York CLO-3 Ltd., Series 2018-1A,Class SUB, 0.00%, 10/22/31(a)(i)	2,777,318
		174,888,579
Other Asset-Backed Securities — 0.7%
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 8.36%, 10/15/28(a)(f)	722,185
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class DR2, (3 mo. LIBOR US + 5.100%), 6.32%, 07/15/27(a)(f)	1,380,587
5,000,000	Atrium VIII, Series 8A, Class SUB, 0.00%, 10/23/24(a)(i)	321,628
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 6.35%, 04/22/27(a)(f)	1,377,430
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(a)(i)	6,932,177
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 6.64%, 04/20/26(a)(f)	1,515,393
7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. LIBOR US + 8.100%), 9.24%, 04/20/31(a)(f)	3,361,802
		15,611,202
		190,499,781
UNITED STATES — 20.5%
Collateralized Loan Obligations — 0.3%
3,604,030	Ari Investments LLC, 4.61%, 01/06/25(d)	2,218,122
3,146,133	Ari Investments LLC, 4.55%, 01/30/25(d)	2,831,520
2,438,878	CWHEQ Revolving Home Equity Loan Trust, Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 0.99%, 05/15/36(f)	2,242,977
Principal Amount		Value
UNITED STATES (continued)
Collateralized Loan Obligations (continued)
$1,500,000	RMF Buyout Issuance Trust, Series 2019-1, Class M5, 6.00%, 07/25/29(a)(d)(i)	$1,222,560
		8,515,179
Collateralized Mortgage Obligations — 0.6%
13,171,296	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37	8,077,798
1,935,000	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.00%, 02/25/30(a)(d)(i)	1,532,675
11,124,833	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A, 6.00%, 10/25/36(a)	4,258,257
		13,868,730
Other Asset-Backed Securities — 19.6%
4,406,709	Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(a)	4,120,718
1,431,017	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(d)(i)	755,004
2,468,483	Ajax Mortgage Loan Trust, Series 2018-A, Class A, 3.85%, 04/25/58(a)	2,175,941
769,691	Ajax Mortgage Loan Trust, Series 2018-A, Class B, 0.00%, 04/25/58(a)	337,790
6,917,989	Ajax Mortgage Loan Trust, Series 2018-D, Class A, 3.75%, 08/25/58(a)(i)	6,650,977
1,824,312	Ajax Mortgage Loan Trust, Series 2018-D, Class B, 0.00%, 08/25/58(a)(d)(i)	866,731
1,312,500	Ajax Mortgage Loan Trust, Series 2018-E, Class B, 5.25%, 06/25/58(a)(d)(i)	1,050,000
3,274,532	Ajax Mortgage Loan Trust, Series 2018-E, Class C, 0.00%, 06/25/58(a)(i)	2,243,405
1,498,613	Ajax Mortgage Loan Trust, Series 2018-F, Class B, 5.25%, 11/25/58(a)(d)(i)	1,198,891
3,539,742	Ajax Mortgage Loan Trust, Series 2018-F, Class C, 0.00%, 11/25/58(a)	1,876,045
16,775,558	Ajax Mortgage Loan Trust, Series 2018-G, Class A, 4.38%, 06/25/57(a)(i)	16,376,574
2,100,000	Ajax Mortgage Loan Trust, Series 2018-G, Class B, 5.25%, 06/25/57(a)(d)(i)	1,470,000

31

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,365,481	Ajax Mortgage Loan Trust, Series 2018-G, Class C, 0.00%, 06/25/57(a)(d)	$5,088,085
18,295,413	Ajax Mortgage Loan Trust, Series 2019-A, Class-A, 3.75%, 08/25/57(a)(i)	18,438,591
2,450,000	Ajax Mortgage Loan Trust, Series 2019-A, Class-B, 5.25%, 08/25/57(a)(i)	1,987,736
6,127,642	Ajax Mortgage Loan Trust, Series 2019-A, Class-C, 0.00%, 08/25/57(a)(d)	4,861,671
9,802,150	Ajax Mortgage Loan Trust, Series 2019-B, Class A, 3.75%, 01/25/59(a)(i)	9,873,756
2,100,000	Ajax Mortgage Loan Trust, Series 2019-B, Class B, 5.25%, 01/25/59(a)(d)(i)	1,470,000
5,377,564	Ajax Mortgage Loan Trust, Series 2019-B, Class C, 0.00%, 01/25/59(a)(d)	4,427,348
6,779,546	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(i)	6,741,814
14,679,118	Ajax Mortgage Loan Trust, Series 2019-G, Class A, STEP, 3.00%, 09/25/59(a)	12,520,772
2,927,374	Ajax Mortgage Loan Trust, Series 2019-G, Class B, STEP, 4.25%, 09/25/59(a)	2,234,913
7,494,458	Ajax Mortgage Loan Trust, Series 2019-G, Class C, 0.00%, 09/25/59(a)	5,181,975
45,155,257	Ajax Mortgage Loan Trust, Series 2020-A, Class A, STEP, 2.38%, 12/25/59(a)(d)	44,906,903
4,328,402	Ajax Mortgage Loan Trust, Series 2020-A, Class B, STEP, 3.50%, 12/25/59(a)(d)	4,298,103
11,700,000	Ajax Mortgage Loan Trust, Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)	6,922,890
10,862,995	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 0.97%, 05/25/35(f)	9,038,531
4,672,528	Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 0.95%, 01/25/36(f)	2,856,721
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,015,564	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 0.91%, 01/25/36(f)	$3,483,610
5,740,000	Bank of America Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(i)	3,535,318
5,000,000	Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.50%, 12/10/25(i)	2,453,398
9,802,117	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 1.44%, 05/28/39(a)(f)	8,554,911
2,164,364	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 1.74%, 05/28/39(a)(f)	1,836,238
3,421,991	Bayview Financial Revolving Asset Trust, Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 1.44%, 02/28/40(a)(f)	2,841,589
2,050,862	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 1.44%, 12/28/40(a)(f)	1,757,221
4,307,271	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 1.37%, 12/28/40(a)(f)	3,447,110
1,808,462	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 1.17%, 12/25/35(f)	1,617,933
2,950,595	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 0.84%, 03/25/36(f)	353,891
2,950,595	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 0.84%, 03/25/36(f)	353,891
5,261,801	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 0.63%, 12/25/36(f)	5,309,882

32

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/15/30(i)	$1,100,317
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/15/30(i)	979,589
2,534,740	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/15/30(i)	898,437
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 0.91%, 02/25/37(f)	3,334,310
6,467,258	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. LIBOR US + 0.500%), 0.99%, 02/25/37(f)	3,405,503
4,844,132	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(i)	4,957,982
11,192,746	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(i)	4,073,720
2,606,851	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(i)	2,345,679
2,682,242	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(i)	2,548,958
2,533,397	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(i)	1,539,614
2,858,073	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(i)	1,675,010
2,687,478	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 6.05%, 05/25/36	2,576,798
732,384	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 0.65%, 09/25/46(f)	697,419
5,418,366	Countrywide Asset-Backed Certificates, Series 2006-22, Class M1, (1 mo. LIBOR US + 0.230%), 0.72%, 05/25/47(f)	2,459,158
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$5,641,001	Countrywide Asset-Backed Certificates, Series 2006-26, Class S1, (1 mo. LIBOR US + 0.250%), 0.74%, 06/25/37(f)	$3,171,741
369,194	Countrywide Asset-Backed Certificates, Series 2006-S4, Class A4, 5.93%, 07/25/34(i)	372,357
1,258,080	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.11%, 12/15/33(a)(f)	1,194,088
973,568	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 1.05%, 02/15/30(a)(f)	856,460
750,322	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.00%, 05/15/35(a)(f)	666,441
2,900,477	Credit-Based Asset Servicing & Securitization LLC, Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 0.83%, 07/25/37(a)(f)	1,979,621
8,974,373	CWABS Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. LIBOR US + 0.300%), 0.79%, 03/25/37(f)	5,105,504
6,879,000	Finance of America Structured Securities Trust, Series 2019-HB1, Class M5, 6.00%, 04/25/29(a)(d)(i)	6,215,177
2,363,434	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class-M1, (1 mo. LIBOR US + 1.800%), 2.78%, 10/25/33(f)	2,199,519
4,885,773	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 1.49%, 03/25/36(f)	3,352,162
9,124,442	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 0.74%, 07/25/36(f)	5,315,933
4,155,113	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 0.89%, 01/25/36(f)	2,226,408

33

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,455,289	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 0.64%, 03/25/37(f)	$2,505,701
1,500,000	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. LIBOR US + 0.410%), 0.90%, 11/25/35(f)	1,174,886
1,007,159	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.500%), 0.99%, 02/25/36(f)	944,088
538,176	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.320%), 0.80%, 11/25/36(f)	520,016
6,655,392	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.45%, 06/20/31(i)	4,911,901
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.350%), 0.84%, 12/25/35(f)	888,659
10,499,406	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. LIBOR US + 0.180%), 0.67%, 03/25/36(f)	4,432,352
485,226	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(i)	267,913
3,566,000	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. LIBOR US + 2.250%), 2.74%, 02/25/47(f)	3,362,932
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 0.64%, 05/25/37(f)	3,505,654
5,457,219	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.88%, 12/25/36	2,664,581
1,048,461	Invitation Homes Trust, Series 2017-SFR2, Class D, (1 mo. LIBOR US + 1.800%), 2.55%, 12/17/36(a)(f)	967,681
1,468,996	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(a)	1,407,802
6,000,000	Legacy Mortgage Asset Trust, Series 2018-SL1, Class M, 4.50%, 02/25/58(a)(i)	5,855,539
6,804,995	Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.00%, 12/28/54(a)(i)	6,503,264
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,050,382	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)	$386,497
1,900,000	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(d)(i)	1,463,000
3,826,433	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(i)	3,909,073
323,546	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 0.58%, 06/25/37(a)(f)	229,217
9,805,138	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 0.79%, 06/25/37(a)(f)	7,126,399
6,658,373	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A2, (1 mo. LIBOR US + 0.200%), 0.69%, 06/25/37(a)(f)	4,394,487
1,116,056	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 0.60%, 11/25/36(f)	416,490
5,923,677	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 0.65%, 10/25/36(f)	2,070,599
3,090,243	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 3.74%, 03/25/32(f)	3,038,619
4,203,434	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 0.81%, 03/25/36(f)	598,026
3,088,562	Merit Securities Corp., Series 13, Class M2, STEP, 7.33%, 12/28/33	2,567,483
10,544,491	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 0.74%, 10/25/37(f)	4,275,739
1,302,227	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 0.73%, 06/25/36(f)	804,885
7,231,353	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 0.62%, 11/25/36(f)	3,629,154

34

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,549,840	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 0.85%, 02/25/36(f)	$2,746,028
4,877,356	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/25/36	1,777,638
1,780,109	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, STEP, (1 mo. LIBOR US + 0.300%), 0.79%, 03/25/36(f)	1,731,873
3,200,000	Nationstar HECM Loan Trust, Series 2018-2A, Class M4, 5.06%, 07/25/28(a)(d)(i)	3,015,168
5,000,000	Nationstar HECM Loan Trust, Series 2019-2A, Class M4, 5.68%, 11/25/29(a)(d)(i)	4,479,000
8,000,000	Nationstar Home Equity Loan Trust, Series 2007-A, Class M3, (1 mo. LIBOR US + 0.300%), 0.79%, 03/25/37(f)	5,252,043
5,668,092	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.450%), 0.94%, 12/25/35(f)	3,679,413
2,122,137	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 0.89%, 10/25/36(a)(f)	1,911,443
2,018,395	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	1,859,987
10,207,805	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(i)	3,935,869
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(i)	1,731,006
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(i)	1,340,924
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(i)	1,716,588
747,694	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(i)	532,328
3,805,688	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/15/32(i)	3,542,104
925,750	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/15/32(i)	927,168
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(a)	$3,424,333
2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 5.25%, 07/25/35	2,105,175
1,000,000	Progress Residential Trust, Series 2019-SFR3, Class F, 3.87%, 09/17/36(a)	831,657
3,000,000	Progress Residential Trust, Series 2019-SFR4, Class F, 3.68%, 10/17/36(a)	2,466,613
2,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 0.78%, 06/25/36(f)	1,559,101
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 1.07%, 11/25/35(f)	2,415,542
1,787,325	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 0.75%, 07/25/36(f)	1,718,605
4,312,804	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 0.81%, 09/25/36(f)	2,416,401
8,466,301	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 0.78%, 01/25/47(f)	5,134,064
3,078,183	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 0.76%, 02/25/37(f)	1,999,142
11,547,642	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. LIBOR US + 0.250%), 0.74%, 07/25/36(f)	5,426,266
3,998,760	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 0.94%, 11/25/35(f)	2,024,616
4,372,231	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.500%), 0.99%, 07/25/35(f)	2,147,873
1,975,048	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 0.93%, 02/25/37(f)	1,112,132

35

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,000,000	Towd Point Mortgage Trust, Series 2019-SJ2, Class M1, 4.50%, 11/25/58(a)(i)	$9,973,057
1,837,000	Tricon American Homes Trust, Series 2019-SFR1, Class F, 3.75%, 03/17/38(a)	1,409,824
9,659,392	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 0.89%, 06/25/37(a)(f)	3,605,682
		445,536,082
		467,919,991
Total Asset-Backed Securities (Cost $825,348,767)		658,419,772

NON-AGENCY MORTGAGE-BACKED SECURITIES — 17.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0%
708,437	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.79%, 07/25/35(i)	639,501
2,122,731	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.90%, 03/25/37(i)	1,611,522
1,518,689	Ajax Mortgage Loan Trust, Series 2018-B, Class A, 3.75%, 02/26/57(a)(d)	1,351,633
955,323	Ajax Mortgage Loan Trust, Series 2018-B, Class B, 0.00%, 02/26/57(a)	258,568
32,584,824	Ajax Mortgage Loan Trust, Series 2019-E, Class A, STEP, 3.00%, 09/25/59(a)	28,918,376
3,512,199	Ajax Mortgage Loan Trust, Series 2019-E, Class B, STEP, 4.88%, 09/25/59(a)	2,745,846
8,358,279	Ajax Mortgage Loan Trust, Series 2019-E, Class C, 0.00%, 09/25/59(a)(d)	3,790,480
1,901,500	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.83%, 09/25/46(f)	1,570,951
1,633,804	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1,STEP, 6.25%, 06/25/37	1,423,244
12,533,958	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 3.94%, 07/31/57(a)(i)	4,267,439
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,956,952	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 0.89%, 01/25/37(f)	$1,321,049
294,780	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.92%, 09/20/35(i)	253,891
616,772	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.83%, 02/20/36(i)	526,209
607,170	Banc of America Funding Corp., Series 2006-E, Class 2A1, 4.39%, 06/20/36(i)	524,803
1,827,388	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/25/37	1,887,544
3,279,382	Banc of America Funding Corp., Series 2015-R3, Class 1A2, 1.41%, 03/27/36(a)(i)	2,354,462
594,336	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.99%, 10/25/35(i)	548,444
3,816,963	BCAP LLC, Series 2012-RR3, Class 1A5, 6.50%, 12/26/37(a)(i)	3,121,794
1,295,721	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12,Class 23A1, 3.71%, 02/25/36(i)	1,188,247
319,717	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6,Class 5A1, 4.03%, 08/25/35(i)	277,662
446,613	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.04%, 05/25/47(i)	398,882
1,759,294	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 0.93%, 04/25/36(f)	2,201,065
3,805,361	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 0.81%, 11/25/36(f)	3,933,657
1,776,879	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 0.77%, 08/25/36(f)	1,701,368
1,245,851	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 0.79%, 11/25/36(f)	1,153,071
2,240,032	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 5.76%, 07/25/39(a)	1,678,448
4,617,788	Chase Mortgage Finance Trust,Series 2007-S6, Class 1A1, 6.00%, 12/25/37	3,071,552

36

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,774,318	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/25/45(a)(i)	$1,768,855
2,350,910	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 1.89%, 08/25/35(f)	1,839,420
3,170,687	CHL Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 3.41%, 03/25/37(i)	2,639,252
3,166,667	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	2,688,854
3,646,913	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	3,031,475
289,191	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 4.22%, 05/25/35(i)	271,521
211,096	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 4.04%, 06/25/36(i)	180,633
3,945,398	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/25/47(a)	3,078,214
509,428	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	458,518
1,064,723	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 0.79%, 08/25/35(f)	919,079
7,394,226	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 5.01%, 11/25/35(f)	1,634,628
594,953	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.71%, 12/25/35(i)	546,894
96,617	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.87%, 12/25/35(f)	84,028
1,560,585	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 0.94%, 05/25/35(f)	1,307,698
893,115	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	702,498
3,299,105	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 0.84%, 05/25/36(f)	1,361,658
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS(continued)
$2,082,754	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	$1,382,085
4,037,182	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	2,700,159
1,378,175	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 0.84%, 08/25/36(f)	644,152
1,378,175	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 6.66%, 08/25/36(f)	388,905
1,420,705	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	982,354
1,425,062	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 0.89%, 03/25/36(f)	627,313
4,002,884	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	2,689,792
1,527,433	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	1,128,283
1,105,988	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	812,103
1,398,402	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	1,040,778
3,197,556	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	2,379,821
6,095,284	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. LIBOR US + 0.340%), 0.83%, 02/25/37(f)	3,140,495
3,047,642	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. LIBOR US + 6.600%), 6.11%, 02/25/37(f)	770,349
189,363	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	178,234
537,240	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 0.89%, 05/25/36(f)	419,670
3,340,036	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	2,112,454

37

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,881,302	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.49%, 11/20/46(f)	$2,067,019
5,738,353	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 3.60%, 11/25/46(f)	4,379,092
2,913,694	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 0.68%, 11/25/46(f)	2,370,612
4,019,163	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 2.72%, 11/25/46(f)	3,157,519
4,299,419	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 0.91%, 03/20/47(f)	3,246,400
958,350	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 0.70%, 05/25/36(f)	776,988
3,553,547	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 0.67%, 04/25/46(f)	2,703,983
2,320,217	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	1,570,526
2,337,024	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	1,620,745
1,161,943	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	824,198
4,903,729	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	2,900,461
4,497,320	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	3,084,581
1,073,061	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	624,668
533,952	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.21%, 11/25/36	600,328
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,304,664	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 2.71%, 03/25/47(f)	$7,721,215
471,698	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 0.67%, 04/25/47(f)	148,110
2,000,710	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 0.73%, 08/25/47(f)	1,679,838
1,794,451	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	1,376,064
1,457,760	Countrywide Alternative Resecuritization, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	1,158,716
1,617,545	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.31%, 01/25/36(i)	1,344,707
417,756	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	385,807
11,441,068	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.83%, 04/01/46(f)	4,754,419
3,304,237	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 0.69%, 04/25/46(f)	2,757,180
816,735	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 0.91%, 07/25/36(a)(f)	700,481
2,177,378	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	1,611,272
22,340	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21	20,056
2,583,725	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/25/36	2,267,714
7,025,598	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)	3,754,709

38

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$10,255,496	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class B3, 18.43%, 09/27/66(a)(d)	$5,640,523
4,054,492	Credit Suisse Mortgage Capital Certificates, Series 2019-JR1, Class PT2, 0.00%, 03/25/59(a)(d)	1,581,252
9,664,809	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 0.00%, 02/01/47(d)	9,386,945
2,906,874	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(i)	1,082,761
4,106,689	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.00%, 04/27/37(a)(i)	3,081,695
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 1.10%, 10/27/36(a)(f)	4,677,852
33,895	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.31%, 03/27/36(a)(f)	33,844
6,557,595	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 1.84%, 11/25/35(f)	1,346,012
624,618	GMACM Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.89%, 11/19/35(i)	536,179
4,281,744	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 0.84%, 01/25/35(a)(f)	3,664,528
1,577,374	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 0.84%, 01/25/36(a)(f)	1,228,680
431,406	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.09%, 01/25/35(i)	391,659
88,721	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/25/36	201,029
3,369,650	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	1,781,750
117,433	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/25/21	120,473
546,473	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.03%, 01/25/36(i)	496,251
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$759,818	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	$624,800
6,089,478	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.83%, 06/25/47(i)	4,147,951
2,705,850	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 0.97%, 07/19/47(f)	2,111,766
5,000,000	Headlands Residential LLC, Series 2019-RPL1, Class NOTE, STEP, 3.97%, 06/25/24(a)	4,500,531
680,763	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.40%, 04/25/37(i)	583,740
27,870,379	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 2.22%, 07/25/47(i)	1,924,441
2,689,899	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. LIBOR US + 0.270%), 0.76%, 06/25/37(f)	2,313,149
7,291,042	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	3,781,838
1,903,585	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.38%, 10/25/37(i)	1,327,642
66,067	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/25/37	65,718
3,145,889	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 1.64%, 12/25/37(f)	2,662,904
8,995,574	LSTAR Securities Investment Trust, Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 2.07%, 03/01/24(a)(f)	8,653,965
5,901,308	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	3,396,940
3,343,188	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(a)	3,115,123
1,755,980	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.38%, 08/25/37(a)(i)	1,001,945
565,763	MCM Capital LLC Trust, Series 2018-NPL1, Class A, 4.00%, 05/28/58(a)	570,349
2,130,181	MCM Capital LLC Trust, Series 2018-NPL1, Class B, 0.00%, 05/28/58(a)	1,684,956

39

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$9,974,800	MCM Capital LLC Trust, Series 2018-NPL2, Class B, 0.00%, 10/25/28(a)(d)	$3,021,367
6,456,340	MCM Trust, Series 2018-NPL2, Class A, STEP, 4.00%, 10/25/28(a)(d)	6,465,379
3,480,065	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 0.70%, 04/25/37(f)	2,719,624
1,481,759	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 3.87%, 05/25/36(i)	1,246,122
641,095	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/25/36	479,998
5,391,880	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.15%, 05/26/37(a)	4,436,893
1,238,084	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 1.11%, 07/26/45(a)(f)	1,170,584
4,332,697	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35(a)	3,278,234
1,917,830	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35(a)	1,445,940
803,061	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	721,215
4,969,901	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. LIBOR US + 0.550%), 1.04%, 01/25/37(f)	3,519,955
133,737	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/25/36	126,413
2,994,275	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 5.04%, 08/25/36(i)	2,111,683
11,023,679	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(h)	1,248,543
18,989,044	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 0.93%, 07/25/56(a)(i)	2,545,173
4,829,659	Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 2.22%, 11/25/57(i)	2,992,135
9,140,360	Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 1.85%, 08/25/57(a)(i)	3,005,761
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,035,207	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.76%, 05/25/35(i)	$1,622,537
2,881,483	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.70%, 04/25/36(i)	2,079,620
4,169,856	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 0.71%, 05/25/46(f)	2,021,831
2,192,802	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 0.67%, 09/25/47(f)	2,049,112
3,562,548	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 0.84%, 06/25/35(a)(f)	2,951,322
946,328	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.85%, 04/25/37(i)	735,999
290,409	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.86%, 04/25/37(i)	209,178
730,283	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 2.21%, 06/25/47(f)	648,506
30,339,250	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 3.38%, 02/25/38(a)(i)	9,926,132
836,716	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 0.89%, 04/26/37(a)(f)	823,956
9,441,415	WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.250%), 2.24%, 05/25/47(f)	8,041,270
1,141,004	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/25/35	1,007,620
4,444,145	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/25/36	1,619,531
5,986,823	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	4,531,396

40

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,129,170	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.61%, 07/25/37(i)	$912,211
1,636,320	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.83%, 08/25/46(f)	1,054,162
1,117,304	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. LIBOR US + 0.320%), 0.81%, 03/25/37(f)	901,644
9,334,571	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 6.19%, 03/25/37(f)	1,445,935
1,978,071	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. LIBOR US + 0.540%), 1.03%, 03/25/37(f)	1,614,544
1,778,527	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. LIBOR US + 0.490%), 0.98%, 03/25/37(f)	1,451,434
2,572,637	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.13%, 03/25/38(i)	2,241,201
		342,380,639
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
1,304,125	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 0.96%, 01/25/36(a)(f)	1,138,365
1,112,535	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. LIBOR US + 0.500%), 0.99%, 01/25/36(a)(f)	963,624
1,709,038	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. LIBOR US + 0.870%), 1.36%, 07/25/36(a)(f)	1,421,775
8,506,420	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 0.94%, 09/25/37(a)(f)	6,506,698
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 1.99%, 10/25/37(a)(f)	4,641,259
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 1.99%, 12/25/37(a)(f)	$8,735,084
4,777,003	BX Commercial Mortgage Trust, Series 2019-XL, Class J, (1 mo. LIBOR US + 2.650%), 3.46%, 10/15/36(a)(f)	4,346,407
2,399,123	Velocity Commercial Capital Loan Trust, Series 2014-1, Class M7, 8.36%, 09/25/44(a)(i)	1,982,733
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 8.66%, 04/25/46(a)(i)	3,690,741
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/25/47(a)(i)	2,065,406
3,495,273	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(a)(i)	3,150,364
980,459	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(a)(i)	819,252
1,889,129	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(a)(i)	1,777,128
2,784,134	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(a)(i)	2,565,318
3,059,893	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(a)(i)	2,668,112
1,590,845	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(a)(i)	1,255,590
		47,727,856
Total Non-Agency Mortgage-Backed Securities (Cost $437,768,799)		390,108,495

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.2%

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
1,365,930	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 10.49%, 07/25/29(f)	775,814
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 3.64%, 07/25/30(f)	1,930,895

41

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-SPI2, Class M2, 3.81%, 05/25/48(a)(i)	$1,649,290
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,209,825)		4,355,999
U.S. GOVERNMENT AGENCIES — 1.5%

Federal Home Loan Bank — 1.5%
34,000,000	1.51%, 05/05/20(h)(j)	33,999,660
Total U.S. Government Agencies (Cost $33,994,144)		33,999,660
U.S. GOVERNMENT SECURITIES — 0.2%

U.S. Treasury Bills — 0.2%
5,000,000	1.50%, 05/28/20(h)(j)	4,999,794
Total U.S. Government Securities (Cost $4,994,384)		4,999,794

Shares
CASH SWEEP — 20.0%

UNITED STATES — 20.0%
453,911,013	Citibank - US Dollars on Deposit in Custody Account, 0.12%(k)	453,911,013
Total Cash Sweep (Cost $453,911,013)		453,911,013

INVESTMENT COMPANY — 0.0%

UNITED STATES — 0.0%
490	Federated Government Reserves Fund	490
Total Investment Company (Cost $490)		490

TOTAL INVESTMENTS — 97.1% (Cost $2,423,155,674)		$2,210,170,949

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		65,176,726
NET ASSETS — 100.0%		$2,275,347,675

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $664,658,508, which is 29.21% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) below.
(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is the rate in effect as of
April 30, 2020.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $150,880,791 which is 6.63% of net assets and the cost is $159,547,977.
(e)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(f)	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
(h)	Zero coupon bond. The rate represents the yield at time of purchase.
(i)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.
(j)	The rate represents the annualized yield at time of purchase.
(k)	The rate shown represents the current yield as of April 30, 2020.

42

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Options Written
SPDR Gold Shares	Call	SG Cowen SEC Corp.	172.00	258,000	06/19/2020	$15	$(2,310,000)
Energy Select Sector SPDR	Call	Macro Risk Advisors	55.00	220,000	06/19/2020	40	(200,000)

Total Options Written (Premiums received $(4,881,857))							$(2,510,000)

Description	Call/Put	Counterparty	Strike Price	Units	Expiration Date	Notional Amount (000)	Value

Structured Options

Equity Options
EURO STOXX 50	Call	Credit Suisse International	3,451.74	59,680	12/18/2020	$205,000	$1,980,364
S&P 500 Index	Call	Goldman Sachs International	2,472.56	81,697	05/15/2020	202,000	35,525,283
Euro STOXX 50	Call	Credit Suisse International	3,730.00	27,225	06/19/2020	101,500	2,378
Euro STOXX 50	Put	Credit Suisse International	3,685.00	27,225	06/19/2020	100,300	602,022
Nikkei 225 Index	Call	Societe Generale	22,854.80	4,423	05/08/2020	100,100	3,839
S&P 500 Index	Call	Barclays Bank PLC	2,825.50	27,074	06/19/2020	76,500	4,886,315
United States Oil Fund	Call	Goldman Sachs International	11.50	44,498	07/17/2020	512	15,236
							$43,015,437
S&P 500 Index	Call	JPMorgan Chase Bank, N.A.	19.35	(500,000)	12/18/2020	9,000	(16,439,959)
Nikkei 225 Index	Put	Societe Generale	22,628.50	(4,423)	05/08/2020	100,000	(10,760,327)
Euro STOXX 50	Put	Credit Suisse International	3,685.00	(27,225)	06/19/2020	100,300	(20,847,683)
							$(48,047,969)
Total Structured Options (Net premiums paid $35,309,690)							$(5,032,532)

Description	Counterparty	Number of Contracts	Expiration Date	Dispersion Strike	Payment Frequency	Notional Amount (000)	Value

Basket Options
Palladium on U.S. Stock - paying cumulative performance dispersion of underlying equities above 33.80% at expiry.	Citigroup Global Markets Inc	1,000,000	03/18/2022	33.80%	At Maturity	100,000	$6,796,900
Palladium on U.S. Stock - paying cumulative performance dispersion of underlying equities above 29.00% at expiry.	Societe Generale	1,000,000	11/19/2021	29.00%	At Maturity	100,000	6,648,000
Total Basket Options (Net premiums paid $6,200,000)							$13,444,900
43

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

The following table represents the individual equities underlying the Share Basket Option with Societe Generale, as of period end:

Underlying Equities	Notional Amount (000)	% of Basket Value
Advanced Micro Devices	5,000	5.0%
Cardinal Health, Inc.	5,000	5.0%
Conocophillips	5,000	5.0%
CVS Health Corp	5,000	5.0%
First Republic Bank/CA	5,000	5.0%
Fifth Third Bancorp	5,000	5.0%
Goldman Sachs Group, Inc.	5,000	5.0%
Hess Corp.	5,000	5.0%
Incyte Corp.	5,000	5.0%
Intercontinental Exchange In.	5,000	5.0%
Kellogg Co.	5,000	5.0%
Kroger Co.	5,000	5.0%
Marathon Petroleum Corp.	5,000	5.0%
Mccormick & Co.	5,000	5.0%
Mondelez International, Inc. - Class A	5,000	5.0%
Salesforce.com, Inc.	5,000	5.0%
Skyworks Solutions, Inc.	5,000	5.0%
Valero Energy Corp.	5,000	5.0%
Vertex Pharmaceuticals, Inc.	5,000	5.0%
Western Digital Corp.	5,000	5.0%
	100,000	100%

The following table represents the individual equities underlying the Share Basket Option with Citigroup Global Markets, Inc., as of period end:

Underlying Equities	Notional Amount (000)	% of Basket Value
American Airlines Group, Inc.	5,263	5.3%
Aptiv PLC	5,263	5.3%
Baker Hughes Co.	5,263	5.3%
Boeing Co. (The)	5,263	5.3%
Bristol-Myers Squibb Co.	5,263	5.3%
Caterpillar, Inc.	5,263	5.3%
Celanese Corp.	5,263	5.3%
CenturyLink, Inc.	5,263	5.3%
Facebook, Inc.	5,263	5.3%
Freeport-McMoRan, Inc.	5,263	5.3%
Netflix, Inc.	5,263	5.3%
Noble Energy, Inc.	5,263	5.3%
NVIDA Corp.	5,263	5.3%
QUALCOMM, Inc.	5,263	5.3%
Servicenow, Inc.	5,263	5.3%
SVB Financial Corp.	5,263	5.3%
Vertex Pharmaceuticals, Inc.	5,263	5.3%
Vulcan Materials Corp.	5,263	5.3%
WABTEC Corp.	5,263	5.3%
	100,000	100%
44

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Variance/Volatility/Total Return Swaps
Total return swap with Barclays Bank PLC receiving total return of the MSCI ACWI Index over the initial equity level of 241.60 and paying a floating amount of -0.35% with quarterly payments until expiration date, expiring 07/27/20 (Notional amount USD 326,000,000).	N/A	Barclays Bank PLC	07/27/2020	326,000		$4,631,369	—	$4,631,369
NKY 225 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 21.35 and paying an amount if the volatility of Nikkei 225 Index is over 21.35 at expiration date	21.35	Societe Generale	09/11/2020	500	*	5,292,459	—	5,292,459
S&P 500 Index Societe Generale receiving an amount if the volatility of the S&P 500 Index is under 21.10 and paying an amount if the volatility of the S&P 500 Index is over 21.10 at expiration date	21.10	Societe Generale	12/18/2020	1,000	*	11,537,532	—	11,537,532
USD/JPY Citbank N.A. paying an amount if the volatility of USD/JPY foreign exchange rate is over 6.70 and receiving an amount if the volatility of USD/JPY foreign exchange rate is under 6.70 at expiration date	6.70	Citigroup Global Markets Inc	04/15/2021	1,000	*	469,446	—	469,446
								$21,930,806
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 17.90 and paying an amount if the volatility of S&P 500 Index is over 17.20 at expiration date	17.90/17.20	Societe Generale	06/19/2020	1,000	*	(8,831,260)	—	(8,831,260)
HSCEI /S&P 500 Index Societe Generale receiving an amount if the volatility of HSCEI Index is under 21.35 and paying an amount if the volatility of S&P 500 Index is over 16.40 at expiration date	21.35/16.40	Societe Generale	06/19/2020	1,000	*	(15,223,840)	—	(15,223,840)
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank PLC	07/27/2020	500	*	(1,318,182)	—	(1,318,182)
45

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of investments- (Continued)	April 30, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
NKY 225/S&P 500 Index Societe Generale receiving an amount if the volatility of Nikkei 225 Index is under 18.80 and paying an amount if the volatility of S&P 500 Index is over 18.70 at expiration date	18.80/18.70	Societe Generale	09/11/2020	500	*	$(9,966,410)	—	$(9,966,410)
NKY 225/S&P 500 Index Societe Generale receiving variance of the S&P 500 Index over the target volatility of 21.35 and paying variance of the S&P 500 Index under the target volatility of 20.80 at expiration date	21.35/20.80	Societe Generale	09/18/2020	500	*	(13,025,173)	—	(13,025,173)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 20.20 and receiving an amount if the volatility of SPX 500 Index is under 18.15 at expiration date	20.20/18.15	Societe Generale	09/29/2020	500	*	(12,219,550)	—	(12,219,550)
BXIIC 10T Barclays receiving variance of the Shiller Barclays Cape US total return Index over the target volatility of 11.00 and paying variance of the Shiller Barclays Cape US total return Index under the target volatility of 11.00 at expiration date	11.00	Barclays Bank PLC	10/03/2020	500	*	(568,182)	—	(568,182)
USD/CHF JPMorgan Chase Bank N.A. paying variance of the USD/CHF over the target volatility of 8.35 and receiving variance of the USD/CHF under the target volatility of 8.35 at expiration date	8.35	JPMorgan Chase Bank, N.A.	12/08/2020	1,000	*	(1,884,717)	—	(1,884,717)
CHF/USD Goldman Sachs International receiving an amount if the volatility of CHF/USD foreign exchange rate is under 8.30 and paying an amount if the volatility of CHF/USD foreign exchange rate is over 8.30 at expiration date	8.30	Goldman Sachs International	12/14/2020	1,000	*	(1,915,752)	—	(1,915,752)
S&P 500 Composite Stock Price Index Societe Generale receiving an amount if the volatility of the S&P 500 Composite Stock Price Index is under 44.65 and paying an amount if the volatility of the S&P 500 Composite Stock Price Index is over 44.65 at expiration date	44.65	Societe Generale	12/18/2020	1,000	*	(4,249,760)	—	(4,249,760)
HSCEI /S&P 500 Index Societe Generale paying an amount if the volatility of HSCEI Index is over 21.70 and receiving an amount if the volatility of SPX 500 Index is under 17.00 at expiration date	21.70/17.00	Societe Generale	12/18/2020	1,000	*	(16,847,270)	—	(16,847,270)
46

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Reference Entity	Variance/ Volatility Strike Price	Counterparty	Payment/ Expiration Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
HSCEI /S&P 500 Index UBS AG paying an amount if the volatility of HSCEI Index is over 22.60 and receiving an amount if the volatility of S&P 500 Index is under 18.00 at expiration date	22.60/18.00	UBS AG	12/30/2020	1,000	*	(15,210,125)	—	$(15,210,125)
Hang Seng China Ent Index Societe Generale receiving an amount if the volatility of the Hang Seng China Ent Index is under 28.4 and paying an amount if the volatility of the Hang Seng China Ent Index is over 28.4 at expiration date	28.40	Societe Generale	03/30/2021	500	*	(665,702)	—	(665,702)
Total return swap with Barclays Bank PLC receiving total return of the Barclays US Intermediate Treasury Index over the initial equity level of 2083.22 and paying a floating amount of 0.15% with quarterly payments until expiration date, expiring 05/24/21 (Notional amount USD 200,000,000).	N/A	Barclays Bank PLC	05/24/2021	200,000		(278,230)	(246,806)	(31,424)
								$(101,957,347)
Total Variance/Volatility/Total Return Swaps								$(80,026,541)

*	Vega Notional

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Currency Sold		Currency Purchased		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
CNH	77,458,100	EUR	10,000,000	Citigroup Global Markets Inc	05/27/20	$28,354
EUR	10,000,000	CNH	77,540,095	Citigroup Global Markets Inc	05/27/20	(16,778)

Total Forward Foreign Currency Exchange Contracts						$11,576
47

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Consolidated Portfolio of Investments- (Continued)	April 30, 2020
(Unaudited)

The following abbreviations are used in the report:

CHF — Swiss Franc

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

ETF — Exchange Traded Fund

EUR — Euro

HSCEI — Hang Seng China Enterprise Index

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International Index

NKY — NIKKEI Index

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

SPX — S&P Index

S&P GSCI — Goldman Sachs Commodity Index

STEP — Step Coupon Bond

USD — U.S. Dollar

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Asset-Backed Securities	28.9%
Collateralized Mortgage Obligations	15.0
Commercial Mortgage-Backed Securities	2.1
Communication Services	1.8
Consumer Discretionary	1.8
Consumer Staples	2.2
Diversified Financials	0.8
Energy	1.3
Financials	3.0
Health Care	3.1
Industrials	2.4
Information Technology	5.4
Materials	1.0
Real Estate	1.0
Telecommunication Services	0.1
U.S. Government Agencies and Securities	1.7
Utilities	1.0
Other*	27.4
100.0%

*	Includes cash and equivalents, options, exchange traded funds, rights/warrants, structured options, investment companies, U.S. Government agencies and securities, bank loans, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
48

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 20.1%
Banks — 4.8%
$1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	$1,755,249
2,800,000	Banco Santander SA, 3.85%, 04/12/23	2,905,865
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	6,402,946
2,000,000	Bank of Montreal, 3.10%, 04/13/21	2,041,693
3,675,000	Bank of New York Mellon Corp. (The), 1.60%, 04/24/25	3,727,957
5,000,000	BNP Paribas SA, 2.95%, 05/23/22(a)	5,085,413
5,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	6,169,680
5,065,000	Credit Suisse AG/New York NY, 2.10%, 11/12/21	5,118,583
3,030,000	JPMorgan Chase & Co., 3.20%, 06/15/26	3,229,630
5,885,000	JPMorgan Chase & Co., (3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29(b)	6,657,644
5,000,000	Mizuho Financial Group, Inc., (3 mo. LIBOR US + 1.000%), 3.92%, 09/11/24(b)	5,323,708
2,685,000	Morgan Stanley, 2.80%, 06/16/20	2,689,887
4,400,000	Morgan Stanley, 3.88%, 04/29/24	4,745,939
3,500,000	PNC Bank NA, 2.70%, 10/22/29	3,623,112
4,500,000	Royal Bank of Canada, 3.35%, 10/22/21(a)	4,664,180
2,200,000	Sumitomo Mitsui Financial Group, Inc., 2.72%, 09/27/29	2,244,251
2,000,000	Svenska Handelsbanken AB, 1.88%, 09/07/21	2,015,094
6,000,000	Truist Bank, 1.25%, 03/09/23	5,987,588
		74,388,419
Communication Services — 1.4%
5,720,000	Comcast Corp., 4.15%, 10/15/28	6,695,890
1,715,000	Discovery Communications LLC, 2.95%, 03/20/23	1,764,685
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,376,064
Principal Amount		Value
Communication Services (continued)
$5,930,000	Verizon Communications, Inc., 4.13%, 03/16/27	$6,883,158
		21,719,797
Consumer Discretionary — 1.7%
2,460,000	Carnival Corp., 3.95%, 10/15/20	2,389,468
2,000,000	Costco Wholesale Corp., 1.38%, 06/20/27	2,011,519
1,000,000	Dollar General Corp., 3.50%, 04/03/30	1,098,174
4,000,000	Estee Lauder Cos., Inc. (The), 2.60%, 04/15/30	4,169,535
5,000,000	Lowe’s Cos, Inc., 2.50%, 04/15/26	5,194,111
4,205,000	McDonald’s Corp. MTN, 3.30%, 07/01/25	4,581,396
2,500,000	VF Corp., 2.05%, 04/23/22	2,526,424
3,890,000	Walmart, Inc., 3.40%, 06/26/23	4,199,950
		26,170,577
Consumer Staples — 2.1%
5,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	5,447,965
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,974,916
5,000,000	Diageo Capital PLC, 2.63%, 04/29/23	5,211,344
5,000,000	Mondelez International Holdings Netherlands BV, 2.13%, 09/19/22(a)	5,079,291
1,450,000	NIKE, Inc., 2.40%, 03/27/25	1,527,826
1,000,000	PepsiCo., Inc., Class B, 1.63%, 05/01/30	994,049
1,250,000	Procter & Gamble Co. (The), 2.45%, 03/25/25	1,339,313
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	6,079,043
		31,653,747
Diversified Financials — 1.7%
3,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 05/15/21	3,833,733
2,000,000	Air Lease Corp., 2.30%, 02/01/25	1,732,260
1,760,000	American Express Co., 3.70%, 08/03/23	1,867,278

49

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
Diversified Financials (continued)
$2,690,000	General Motors Financial Co., Inc., 2.90%, 02/26/25	$2,437,730
3,070,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 0.780%), 1.54%, 10/31/22(c)	3,023,326
3,065,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 2.02%, 07/24/23(c)	3,009,568
5,000,000	Magna International, Inc., 3.63%, 06/15/24	5,215,491
2,470,000	National Rural Utilities Cooperative Finance Corp. MTN, 2.90%, 03/15/21	2,513,074
2,350,000	Visa, Inc., 1.90%, 04/15/27	2,431,443
		26,063,903
Energy — 0.8%
2,840,000	Energy Transfer Operating LP, 5.88%, 01/15/24	2,957,125
3,380,000	Occidental Petroleum Corp., 2.70%, 08/15/22	2,940,599
5,170,000	Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	5,518,340
		11,416,064
Health Care — 2.2%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	5,011,854
4,000,000	AbbVie, Inc., 2.60%, 11/21/24(a)	4,162,029
5,000,000	Anthem, Inc., 3.65%, 12/01/27	5,460,109
5,000,000	Bristol-Myers Squibb Co., 2.88%, 08/15/20(a)	5,025,997
3,000,000	Bristol-Myers Squibb Co., 2.90%, 07/26/24(a)	3,246,890
5,000,000	HCA, Inc., 5.00%, 03/15/24	5,423,862
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	5,495,295
		33,826,036
Industrials — 1.3%
3,875,000	General Dynamics Corp., 3.63%, 04/01/30	4,465,616
6,185,000	Northrop Grumman Corp., 2.55%, 10/15/22	6,402,094
2,000,000	Otis Worldwide Corp., (3 mo. LIBOR US + 0.450%), 2.09%, 04/05/23(a)(c)	1,946,494
Principal Amount		Value
Industrials (continued)
$2,522,000	Precision Castparts Corp., 3.25%, 06/15/25	$2,741,822
3,725,000	Roper Technologies, Inc., 2.80%, 12/15/21	3,799,873
		19,355,899
Information Technology — 1.8%
1,000,000	Adobe, Inc., 1.70%, 02/01/23	1,025,662
5,000,000	Apple, Inc., 2.40%, 05/03/23	5,241,288
3,090,000	Hewlett Packard Enterprise Co., 2.25%, 04/01/23	3,135,391
3,000,000	Intel Corp., 3.40%, 03/25/25	3,317,479
5,071,000	Microsoft Corp., 2.40%, 08/08/26	5,473,146
5,000,000	Oracle Corp., 2.50%, 05/15/22	5,144,683
4,000,000	VMware, Inc., 4.50%, 05/15/25	4,218,868
		27,556,517
Insurance — 0.3%
5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	5,047,517
Materials — 0.8%
5,000,000	Air Products and Chemicals, Inc., 1.50%, 10/15/25	5,044,466
2,500,000	Carrier Global Corp., 2.49%, 02/15/27(a)	2,395,093
5,000,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	5,405,442
		12,845,001
Real Estate — 0.1%
2,000,000	American Tower Corp. REIT, 2.40%, 03/15/25	2,060,000
Utilities — 1.1%
2,390,000	Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,410,627
1,250,000	Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	1,374,839
1,500,000	Duke Energy Corp., 3.55%, 09/15/21	1,537,690
4,180,000	Florida Power & Light Co., 2.75%, 06/01/23	4,411,025
1,000,000	Florida Power & Light Co., 2.85%, 04/01/25	1,083,571

50

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
Utilities (continued)
$1,000,000	Southern California Edison Co., 2.85%, 08/01/29	$1,030,633
5,000,000	Xcel Energy, Inc., 3.30%, 06/01/25	5,357,194
		17,205,579
Total Corporate Bonds (Cost $300,035,460)		309,309,056

ASSET-BACKED SECURITIES — 2.7%
CANADA — 0.4%
Other Asset-Backed Securities — 0.4%
1,962,768	Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A3, 3.00%, 11/19/21(a)	1,971,734
1,584,123	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	1,568,590
3,000,000	Evergreen Credit Card Trust, Series 2018-1, Class A, 2.95%, 03/15/23(a)	3,047,508
		6,587,832
CAYMAN ISLANDS — 1.2%
Collateralized Loan Obligations — 1.2%
2,977,829	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 2.49%, 04/24/29(a)(c)	2,915,950
3,306,178	Black Diamond CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.450%), 2.58%, 02/06/26(a)(c)	3,292,492
662,400	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.28%, 10/17/26(a)(c)	660,181
4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 2.44%, 04/20/30(a)(c)	3,855,073
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 2.37%, 07/20/30(a)(c)	4,798,612
2,462,133	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.13%, 07/16/27(a)(c)	2,406,809
		17,929,117
Principal Amount		Value
UNITED STATES — 1.1%
Other Asset-Backed Securities — 1.1%
230,023	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	$230,115
383,675	CarMax Auto Owner Trust, Series 2017-2, Class A3, 1.93%, 03/15/22	384,841
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,500,888
840,759	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	846,726
2,000,000	GM Financial Consumer Automobile, Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	2,012,305
3,000,000	Sofi Professional Loan Program, Series 2018-B, Class A2FX, 3.34%, 08/25/47(a)	3,027,539
1,968,483	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,978,946
69,769	Verizon Owner Trust, Series 2017-1A, Class A, 2.06%, 09/20/21(a)	69,815
748,666	Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	750,424
1,000,000	Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,014,515
399,430	Wheels SPV 2 LLC, Series 2018-1A, Class A2, 3.06%, 04/20/27(a)	400,664
2,416,932	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	2,437,498
2,150,000	World Omni Auto Receivables Trust, Series 2019-A, Class A3, 3.04%, 05/15/24	2,195,405
		16,849,681
Total Asset-Backed Securities (Cost $41,668,880)		41,366,630

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
874,161	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A 3.00%, 01/27/38(a)	927,733
Total Collateralized Mortgage Obligations (Cost $889,074)		927,733

51

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
U.S. GOVERNMENT AGENCIES — 0.1%
Overseas Private Investment Corp. — 0.1%
$1,406,060	5.14%, 12/15/23	$1,517,772
Small Business Administration — 0.0%
273,695	4.08%, 03/10/21	279,270
Total U.S. Government Agencies (Cost $1,679,760)		1,797,042
U.S. GOVERNMENT SECURITIES — 76.1%
U.S. Treasury Bonds — 6.0%
66,500,000	1.50%, 02/15/30	72,022,618
13,726,000	3.50%, 02/15/39	19,723,619
		91,746,237
U.S. Treasury Notes — 70.1%
6,472,000	1.38%, 09/15/20	6,502,338
14,977,000	1.88%, 12/15/20	15,140,811
9,592,000	2.63%, 05/15/21	9,837,794
23,866,000	1.88%, 11/30/21	24,500,873
64,991,000	1.88%, 01/31/22	66,884,878
176,813,000	1.75%, 01/31/23	184,141,070
95,163,000	1.25%, 07/31/23	98,203,755
144,856,000	2.75%, 07/31/23	156,495,406
34,966,190	0.63%, 01/15/24(d)	35,903,791
114,615,000	2.38%, 08/15/24	124,599,042
21,080,000	2.25%, 11/15/24	22,888,269
84,198,000	2.25%, 11/15/25	92,621,089
83,729,000	1.63%, 02/15/26	89,370,895
126,311,000	2.00%, 11/15/26	138,552,312
5,000,000	0.50%, 04/30/27	4,987,889
6,750,000	2.63%, 02/15/29	7,926,768
		1,078,556,980
Total U.S. Government Securities (Cost $1,098,185,518)		1,170,303,217

Shares
INVESTMENT COMPANY — 0.6%
9,071,908	SEI Daily Income Trust Government II Fund, Class A, 0.32%(e)	9,071,907
Total Investment Company (Cost $9,071,908)		9,071,907
TOTAL INVESTMENTS — 99.6% (Cost $1,451,530,600)		$1,532,775,585
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		5,842,236
NET ASSETS — 100.0%		$1,538,617,821

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of April 30, 2020.
(c)	Floating rate security. Rate shown is the rate in effect as of April 30, 2020.
(d)	Inflation protected security. Principal amount reflects original security face amount.
(e)	The rate shown represents the current yield as of April 30, 2020.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REIT — Real Estate Investment Trust

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
U.S. Government Agencies and Securities	76.2%
Corporate Bonds	20.1
Asset Backed Securities	2.7
Collateralized Mortgage Obligations	0.0
Other*	1.0
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

52

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2020
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 91.8%
Alabama — 1.4%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,175,800
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,845,235
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,067,450
1,500,000	Alabama Public School & College Authority Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	1,713,585
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,309,518
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,238,536
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,732,935
6,725,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/31	8,375,181
3,095,000	State of Alabama Economic Improvements GO, Series A 5.00%, 11/01/33	3,810,781
425,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/27	514,169
550,000	UAB Medicine Finance Authority Group S Revenue Bonds 5.00%, 09/01/31	674,233
15,625,000	Water Works Board of the City of Birmingham Water Utility Improvements Revenue Bonds, Series B 5.00%, 01/01/45(a)	18,439,063
		51,896,486
Principal Amount		Value
Arizona — 1.6%
$875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	$1,007,711
1,300,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds, Series A 5.00%, 07/01/29(a)	1,418,352
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,693,028
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	160,415
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,934,674
2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	2,984,740
1,250,000	Arizona Water Infrastructure Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/26	1,449,825
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,907,550
4,000,000	City of Phoenix Civic Improvement Corp. Revenue Bonds 5.00%, 07/01/40	5,003,280
10,000,000	City of Phoenix Civic Improvement Corp. Revenue Bonds 5.00%, 07/01/44	12,371,200
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	2,894,406
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,135,900
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,336,600

53

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Arizona (continued)
$8,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/30	$11,244,870
		59,542,551
Arkansas — 0.2%
7,250,000	State of Arkansas Public Improvements GO 5.00%, 10/01/26	8,385,785
California — 2.2%
2,500,000	California Educational Facilities Authority University and College Improvements Revenue Bonds, Series V-1 5.00%, 05/01/49	3,994,525
500,000	California Municipal Finance Authority California Armenian Home Project Nursing Homes Revenue Bonds 5.00%, 05/15/36	581,535
200,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	231,717
325,000	California Statewide Communities Development Authority Green Bond Marin General Hospital Revenue Bonds 5.00%, 08/01/32	377,237
1,500,000	County of San Bernardino CA Arrow Head Project Current Refunding COP, Series A 5.00%, 10/01/23	1,687,620
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	5,313,350
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,782,550
1,000,000	Rio Hondo Community College District Current Refunding GO, Series B 5.00%, 08/01/30	1,297,830
3,500,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(b)	4,040,750
Principal Amount		Value
California (continued)
$800,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	$918,055
1,000,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,158,450
750,000	State of California Current Refunding GO 5.00%, 04/01/24	853,845
3,250,000	State of California Current Refunding GO 5.00%, 08/01/26	3,918,623
2,000,000	State of California Current Refunding GO 5.00%, 04/01/27	2,446,920
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,785,694
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	3,052,944
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	7,611,940
3,000,000	State of California Public Improvements GO 5.00%, 03/01/26	3,489,180
5,715,000	State of California Public Improvements GO 5.00%, 10/01/27	6,809,594
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,215,680
7,230,000	State of California School Improvements GO 5.00%, 11/01/28	8,916,614
6,360,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ 4.60%, 05/15/31	7,543,278
		81,027,931
Colorado — 0.7%
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	851,175
4,000,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series D 5.00%, 11/15/31(b)	4,324,040

54

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Colorado (continued)
$1,000,000	City of Thornton Co. School Improvement COP 5.00%, 12/01/29	$1,253,920
2,060,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	2,400,786
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,340,220
100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	113,633
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,301,398
10,000,000	University of Colorado Hospital Authority Revenue Current Refunding Revenue Bonds, Series C 5.00%, 11/15/47(b)	11,347,900
890,000	Weld County School District No RE-2 Eaton Schools Improvements GO, (State Aid Intercept Program) 5.00%, 12/01/23	1,010,996
1,630,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	1,850,865
		26,794,933

Connecticut — 2.9%
9,000,000	Connecticut State Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 1.45%, 07/01/42(b)(c)	9,045,450
10,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series A-4 2.00%, 07/01/49(b)	10,151,200
8,880,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1 5.00%, 07/01/40(b)	11,107,548
Principal Amount		Value
Connecticut (continued)
$12,885,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S 5.00%, 07/01/27	$16,176,731
1,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	1,115,950
325,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/23	364,790
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,864,170
2,350,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 03/01/29	2,757,138
1,380,000	State of Connecticut Clean Water Fund - State Revolving Fund Refunding Revenue Bonds, Series A 5.00%, 05/01/31	1,687,105
1,200,000	State of Connecticut Current Refunding GO, Series F 5.00%, 09/15/20	1,217,820
1,000,000	State of Connecticut Refunding GO, Series B 5.00%, 04/15/21	1,035,870
32,445,000	State of Connecticut Refunding GO, Series C 5.00%, 06/01/23	34,502,013
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,338,979
1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	1,346,363
1,900,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,152,225
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,626,000

55

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$825,000	Town of New Canaan CT Refunding GO, Series C 5.00%, 04/01/25	$979,193
		109,468,545
Delaware — 2.4%
21,155,000	Delaware State Health Facilities Authority Current Refundin Revenue Bonds 5.00%, 10/01/45	24,815,238
5,010,000	State of Delaware Advance Refunding GO, Series A 5.00%, 01/01/28	6,367,810
720,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/26	888,314
7,705,000	State of Delaware Current Refunding GO, Series A 5.00%, 10/01/27	9,742,973
10,800,000	State of Delaware Public Facilities GO 5.00%, 02/01/25	12,740,544
9,650,000	State of Delaware Public Facilities GO 5.00%, 02/01/26	11,700,722
15,000,000	State of Delaware Public Facilities GO 5.00%, 02/01/28	19,101,450
2,885,000	State of Delaware Public Improvements GO 5.00%, 03/01/24	3,311,634
		88,668,685
District Of Columbia — 1.8%
4,000,000	District of Columbia Current Refunding Revenue Bonds, Series C 5.00%, 10/01/28	5,124,960
1,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 06/01/25	1,187,080
3,000,000	District of Columbia Public Improvements GO, Series A 5.00%, 10/15/27	3,772,680
4,145,000	District of Columbia Public Improvements Revenue Bonds, Series A 5.00%, 03/01/25	4,886,541
8,800,000	District of Columbia Public Improvements Revenue Bonds, Series A 5.00%, 03/01/26	10,649,320
3,500,000	District of Columbia Public Improvements Revenue Bonds, Series B 5.00%, 10/01/27	4,397,575
Principal Amount		Value
District Of Columbia (continued)
$1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	$1,024,569
11,735,000	District of Columbia Refunding Revenue Bonds, Series C 5.00%, 10/01/23	13,270,055
9,340,000	District of Columbia Transit Improvements Revenue Bonds, Series A 5.00%, 03/01/26	11,302,801
10,000,000	District of Columbia Water & Sewer Authority Revenue Bonds, Series B 5.00%, 10/01/52	11,670,000
		67,285,581
Florida — 2.7%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,445,559
3,970,000	County of Palm Beach Advance Refunding Revenue Bonds 5.00%, 11/01/26	4,613,537
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,165,000
4,620,000	Florida Department of Management Services Current Refunding Revenue Bonds, Series A 5.00%, 09/01/28	5,748,481
1,000,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,154,410
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,547,440
2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	2,034,400
3,990,000	State of Florida Advance Refunding GO, Series B 5.00%, 06/01/27	4,867,162
20,005,000	State of Florida Current Refunding GO 5.00%, 07/01/24	23,180,194
3,475,000	State of Florida Current Refunding GO, Series A 5.00%, 06/01/24	4,016,509
2,845,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/25	3,384,953
10,865,000	State of Florida Current Refunding GO, Series C 5.00%, 06/01/28	13,927,952

56

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Florida (continued)
$2,565,000	State of Florida Current Refunding GO, Series D 5.00%, 06/01/23	$2,873,262
1,750,000	State of Florida Current Refunding GO, Series F 5.00%, 06/01/28	2,128,998
1,100,000	State of Florida Economic Defeasance GO, Series D 5.00%, 06/01/28	1,338,227
9,800,000	State of Florida Refunding GO 5.00%, 07/01/24	10,627,806
5,350,000	State of Florida Refunding GO, Series C 5.00%, 06/01/23	5,992,963
3,895,000	State of Florida Refunding GO, Series C 5.00%, 06/01/24	4,358,077
		101,404,930
Georgia — 4.0%
1,295,000	Americus-Sumter Payroll Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/32	1,517,818
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,891,881
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,107,246
500,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/26	599,549
1,010,000	Barnesville-Lamar County Industrial Development Authority Current Refunding Revenue Bonds 5.00%, 06/01/33	1,217,767
3,090,000	Bleckley County & Dodge County Joint Development Authority Current Refunding Revenue Bonds 5.00%, 07/01/32	3,624,755
1,185,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/21	1,240,707
Principal Amount		Value
Georgia (continued)
$1,950,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds 5.00%, 07/01/23	$2,158,143
18,000,000	Brookhaven Development Authority Children’s Healthcare of Atlan Revenue Bonds, Series A 4.00%, 07/01/49	19,016,820
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	829,995
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	271,991
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	2,971,325
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,354,331
3,375,000	County of Cobb GA Water & Sewerage Current Refunding Revenue Bonds 5.00%, 07/01/27	4,237,211
10,000,000	County of Forsyth Public Improvements GO 5.00%, 09/01/25	11,985,100
3,250,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/21	3,344,315
5,310,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/22	5,654,619
4,250,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/23	4,551,665
5,000,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/24	5,455,000
6,010,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/25	6,662,025
3,000,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/26	3,369,330

57

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Georgia (continued)
$3,120,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/27	$3,543,665
2,165,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/28	2,480,982
1,555,000	Gainesville & Hall County Hospital Authority Current Refunding Revenue Bonds 5.00%, 02/15/29	1,791,080
2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	2,089,280
3,935,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/22	4,211,709
1,975,000	Lowndes County Board of Education School Improvements GO (State Aid Withholding) 5.00%, 02/01/23	2,177,181
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,260,564
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,821,340
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,288,408
3,265,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 01/01/24	3,727,193
11,295,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	13,986,824
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,227,212
2,500,000	State of Georgia School Improvements GO, Series A (Tranche 1) 5.00%, 07/01/26	3,062,825
2,230,000	State of Georgia School Improvements GO, Series A-1 5.00%, 02/01/25	2,629,571
Principal Amount		Value
Georgia (continued)
$18,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	$20,624,250
		151,983,677
Hawaii — 1.1%
10,000,000	City & County of Honolulu HI Refunding GO 5.00%, 09/01/25	11,865,700
4,940,000	City & County of Honolulu HI Transit Improvements GO 5.00%, 09/01/29(b)	5,486,018
3,000,000	City & County of Honolulu Public Improvements Refunding GO, Series D 5.00%, 08/01/23	3,368,460
1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	1,044,870
5,000,000	State of Hawaii Public Facilities GO, Series FT 5.00%, 01/01/30	6,159,750
1,300,000	State of Hawaii Public Facilities GO, Series FW 5.00%, 01/01/30	1,638,026
5,420,000	State of Hawaii Public Improvements GO, Series EH 5.00%, 08/01/33(a)	6,117,175
2,515,000	State of Hawaii Public Improvements GO, Series FK 5.00%, 05/01/29	3,071,947
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,660,777
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,289,834
		41,702,557
Idaho — 0.1%
900,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,058,760
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,637,580

58

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Idaho (continued)
$740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	$923,801
		3,620,141
Illinois — 0.4%
5,000,000	Illinois Finance Authority General Revenue Bonds 5.00%, 01/01/27	6,175,800
1,000,000	Illinois Finance Authority Memorial Health System Current Refunding Revenue Bonds 5.00%, 04/01/29	1,212,910
1,220,000	Illinois State Toll Highway Authority Current Refunding Revenue Bonds, Series A 5.00%, 01/01/21	1,249,060
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,740,198
2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	2,179,400
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,634,318
		16,191,686
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	503,919
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	255,021
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,414,176
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	271,073
Principal Amount		Value
Indiana (continued)
$2,000,000	Indiana Finance Authority University Health Obligated Group Revenue Bonds 1.65%, 12/01/42(b)	$2,006,460
		4,450,649
Iowa — 0.7%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	5,921,465
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,837,680
6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	6,418,555
4,000,000	Iowa Finance Authority Green Bond, Series A 5.00%, 08/01/35	5,127,080
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,818,684
3,000,000	State of Iowa Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/28	3,617,250
		27,740,714
Kansas — 0.0%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,418,193
Louisiana — 0.0%
1,000,000	State of Louisiana Highway Improvement Revenue Bonds, Series A 5.00%, 09/01/30	1,252,620
Maine — 0.1%
725,000	Maine Governmental Facilities Authority Facilities Improvements Revenue Bonds, Series A 5.00%, 10/01/23	818,540
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	172,423

59

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Maine (continued)
$5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(a)	$5,245
600,000	Maine Municipal Bond Bank Miscellaneous Purpose Revenue Bonds, Series B 5.00%, 11/01/23	677,837
		1,674,045
Maryland — 7.4%
5,735,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/27	6,727,786
2,410,000	County of Anne Arundel School Improvements GO 5.00%, 10/01/27	3,024,189
2,810,000	County of Anne Arundel School Improvements GO 5.00%, 04/01/28	3,288,515
3,575,000	County of Baltimore Refunding GO 5.00%, 03/01/27	4,431,034
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,440,108
2,730,000	County of Baltimore Refunding Notes GO 5.00%, 03/01/23	3,030,928
3,835,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/23	4,257,732
8,165,000	County of Baltimore Refunding Public Notes GO 5.00%, 03/01/24	9,355,865
2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	3,027,024
3,910,000	County of Frederick MD Public Improvements GO, Series A 5.00%, 08/01/27	4,894,030
1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	1,766,490
3,220,000	County of Howard MD Advance Refunding Public Improvements GO, Series B 5.00%, 02/15/29	3,951,359
1,750,000	County of Howard MD Advance Refunding Public Improvements GO, Series C 1.45%, 08/15/24	1,764,175
Principal Amount		Value
Maryland (continued)
$1,010,000	County of Howard MD Advance Refunding Public Improvements GO, Series C 1.55%, 08/15/25	$1,020,403
5,000,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/22	5,416,700
4,500,000	County of Montgomery Advance Refunding GO, Series B 5.00%, 06/01/23	5,040,810
6,650,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/22	7,287,403
19,000,000	County of Montgomery Advance Refunding GO, Series C 5.00%, 10/01/26	23,349,480
2,000,000	County of Montgomery Public Improvements GO, Series A 5.00%, 12/01/27	2,324,760
1,200,000	County of Montgomery Refunding GO, Series A 5.00%, 11/01/23	1,362,300
10,320,000	County of Montgomery Refunding Public Notes GO, Series A 5.00%, 11/01/27	12,991,126
12,500,000	County of Prince George’s Advance Refunding Public Improvements GO, Series B 5.00%, 07/15/23	14,057,750
3,185,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/25	3,815,757
3,180,000	County of Prince George’s Public School Improvement GO, Series A 5.00%, 09/15/26	3,903,545
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,603,619
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,145,641
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,017,409
7,585,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/24	8,817,638
9,255,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/25	11,061,854

60

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Maryland (continued)
$6,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 02/01/25	$6,592,500
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,598,300
2,750,000	State of Maryland Public Facilities GO, Series 1 5.00%, 03/15/32	3,501,218
8,035,000	State of Maryland Public Improvements GO, Series A 5.00%, 08/01/24(a)	9,112,654
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,548,310
8,145,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/27	10,141,095
5,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/28	6,205,200
4,350,000	State of Maryland Refunding GO, Series 2-C 5.00%, 08/01/23	4,902,102
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,509,561
20,000,000	State of Maryland School Improvements GO, Series A 5.00%, 03/15/23	22,262,600
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,125,050
5,000,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO, 2nd Series 5.00%, 06/01/25	5,943,550
9,110,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements, Current Refunding Revenue Bond 5.00%, 06/01/28	11,598,214
		278,215,784
Massachusetts — 5.6%
5,150,000	Berkshire Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/31/20	5,166,429
Principal Amount		Value
Massachusetts (continued)
$1,000,000	Cape Ann Transportation Authority Cash Flow Management Revenue Notes 2.00%, 07/02/20	$1,002,159
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,309,000
840,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/26	1,022,977
6,430,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	7,998,020
1,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/28	1,912,755
13,025,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/31	15,656,311
9,330,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/26	11,433,635
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,654,300
4,000,000	Commonwealth of Massachusetts Current Refunding GO, Series C 5.00%, 05/01/27	4,956,640
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,142,759
2,000,000	Commonwealth of Massachusetts Public Improvements GO, Series C 5.00%, 07/01/32	2,336,560
1,125,000	Commonwealth of Massachusetts Public Improvements GO, Series D 5.00%, 02/01/33	1,350,214
7,225,000	Commonwealth of Massachusetts Public Improvements GO, Series E 5.00%, 11/01/31	8,899,827
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	9,948,080

61

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$7,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series F 5.00%, 05/01/28	$8,897,490
4,500,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	5,425,065
1,000,000	Massachusetts Bay Transportation Authority Advance Refunding Revenue Bonds, Senior Series B 5.00%, 07/01/33	1,145,880
5,000,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Series 2020 5.00%, 02/01/36	5,699,200
5,500,000	Massachusetts Clean Water Trust Advance Green Revenue Bond, Sub Series 2017A 5.00%, 02/01/33	6,025,470
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	8,925,935
5,710,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds 3.01%, 10/01/42	5,268,103
15,885,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds 3.09%, 10/01/49	13,812,008
5,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/33	5,960,000
10,000,000	Massachusetts Development Finance Agency Miscellaneous Purpose Revenue Bonds, Series A 5.25%, 04/01/37	10,402,800
3,500,000	Massachusetts School Building Authority Refunding Revenue Bonds, Senior Series A 5.00%, 08/15/23	3,803,800
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	7,860,523
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	544,225
Principal Amount		Value
Massachusetts (continued)
$8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B, (AGM) 5.25%, 08/01/26	$10,572,305
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	2,938,815
13,050,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/30/20	13,091,108
5,000,000	Worcester Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 06/26/20	5,009,750
		210,172,143
Michigan — 0.4%
425,000	Avondale School District School Improvement GO, (Q-SBLF) 5.00%, 11/01/29	531,769
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	222,487
800,000	Eastpointe Community Schools Advance Refunding GO, (Q-SBLF) 5.00%, 05/01/27	974,655
450,000	Lansing School District School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/31	568,607
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/21	1,059,110
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 10/15/23	1,130,380
1,000,000	Michigan State Building Authority Current Refunding Revenue Bonds, (Facilities Program) 5.00%, 04/15/24	1,147,180
1,000,000	Michigan State University Refunding Revenue Bonds, Series A 5.00%, 08/15/31	1,161,000
400,000	Midland Public School Improvements GO, Series II, (Q-SBLF) 5.00%, 05/01/30	508,383

62

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Michigan (continued)
$1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	$1,074,430
3,000,000	University of Michigan University & College Improvements Revenue Bonds, Series A 5.00%, 04/01/26	3,611,580
1,000,000	Utica Community School Improvements GO, (Q-SBLF) 5.00%, 05/01/31	1,251,330
290,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/22	316,889
935,000	Wayne-Westland Community Schools Improvements GO, (Q-SBLF) 5.00%, 11/01/28	1,174,332
		14,732,132
Minnesota — 1.3%
1,515,000	Cambridge-Isanti Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,726,161
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,173,040
1,620,000	County of Hennepin MN Current Refunding GO, Series C 5.00%, 12/01/28	2,086,544
2,120,000	Hennepin County Regional Railroad Authority Current Refunding GO, Series D 5.00%, 12/01/28	2,740,439
1,815,000	Minnesota Public Facilities Authority Advance Refunding Revenue Bonds, Series B 5.00%, 03/01/27	2,191,885
2,535,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/23	2,800,288
2,805,000	Robbinsdale Independent School District No 281 Current Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	3,191,529
Principal Amount		Value
Minnesota (continued)
$2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	$2,583,064
2,870,000	State of Minnesota Highway Improvements GO, Series B 5.00%, 10/01/23	3,247,491
3,325,000	State of Minnesota Highway Improvements GO, Series B 5.00%, 08/01/29	4,329,183
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	877,315
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,603,343
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,143,355
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,332,125
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,034,459
3,915,000	State of Minnesota School Improvements GO, Series A 5.00%, 08/01/28	4,767,296
1,505,000	University of Minnesota Current Refunding Revenue Bonds, Series B 5.00%, 10/01/29	1,946,341
5,170,000	Virginia Independent School District No 706 School Improvement GO, Series A, (School District Credit Program) 5.00%, 02/01/25	6,057,172
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,139,380
		49,970,410
Mississippi — 0.4%
730,000	Medical Center Educational Building Corporation Advance Refunding Revenue Bonds 5.00%, 06/01/30	881,351

63

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Mississippi (continued)
$570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	$626,875
2,310,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	2,687,662
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	339,304
10,000,000	State of Mississippi Public Improvements GO, Series B 5.00%, 12/01/31	11,224,800
		15,759,992
Missouri — 0.5%
1,000,000	Belton School District No 124 school Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/28	1,266,480
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,536,800
7,500,000	Health & Educational Facilities Authority of the State of Missouri University and College Improvements Revenue Bonds, Series A 3.23%, 05/15/50	8,283,750
905,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,057,420
2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	2,110,140
500,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	572,519
Principal Amount		Value
Missouri (continued)
$1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	$2,053,854
		19,880,963
New Hampshire — 0.2%
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,248,472
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,393,788
		8,642,260
New Jersey — 1.6%
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B 5.00%, 12/01/23	1,132,560
1,000,000	Monmouth County Improvement Authority Cash Flow Management Revenue Bonds (County GTY), Series B 5.00%, 12/01/24	1,166,710
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	219,595
2,000,000	New Jersey Economic Development Authority Advance Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 11/01/21	2,040,880
1,800,000	New Jersey Economic Development Authority Refunding Revenue Bonds 5.00%, 03/01/21	1,820,502
700,000	New Jersey Economic Development Authority Refunding Revenue Bonds 5.00%, 03/01/21(a)	722,113
3,295,000	New Jersey Economic Development Authority Refunding Revenue Bonds, Series GG 5.00%, 09/01/21	3,332,530

64

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$1,500,000	New Jersey Health Care Facilities Financing Authority Revenue Bonds 5.00%, 07/01/23	$1,635,825
990,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/21	1,035,718
1,000,000	New Jersey Health Care Facilities Financing Authority RWJ Barnabas Health System Obligated Group Refunding Revenue Bonds 5.00%, 07/01/23	1,089,590
1,855,000	New Jersey Transit Corp. Refunding Revenue Bonds, Series A 5.00%, 09/15/21	1,946,173
8,500,000	New Jersey Transportation Trust Fund Authority Current Refunding Revenue Bonds 5.00%, 06/15/23	9,008,725
5,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds (NATL-RE) 5.25%, 12/15/21	5,129,600
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,051,840
3,860,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	3,975,067
7,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series B (NATL-RE) 5.50%, 12/15/21	7,208,670
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,546,710
650,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/21	669,104
440,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series AA 5.00%, 06/15/21	446,745
Principal Amount		Value
New Jersey (continued)
$1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	$1,174,460
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,333,220
3,250,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E 5.00%, 01/01/32	3,599,765
3,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series E 5.00%, 01/01/33	3,311,760
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds,Series A 5.00%, 01/01/34	4,567,800
		61,165,662
New Mexico — 0.3%
8,600,000	State of New Mexico University and College Improvements GO 5.00%, 03/01/28	10,819,144
New York — 15.2%
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	10,467,504
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	32,292,000
15,000,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/23	16,589,400
9,400,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	10,659,694
8,000,000	City of New York GO, Sub-Series B-3 0.49%, 10/01/46(b)	8,000,000
1,500,000	City of New York Public Improvements GO, Series F-1 5.00%, 04/01/43	1,725,915
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,132,324
32,750,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(b)(c)	36,116,045

65

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	$1,871,918
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	699,659
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	8,794,188
3,575,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	3,793,182
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,610,350
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	19,913,400
5,000,000	City of New York Refunding GO, Series I 5.00%, 08/01/25	5,558,300
9,450,000	City of New York Refunding GO, Series J, Subseries J11 5.00%, 08/01/25(c)	10,960,583
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,199,900
2,035,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,325,924
2,055,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.25%, 11/15/31	2,347,529
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	241,055
1,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/29	1,024,487
3,020,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	3,024,923
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	20,285,600
Principal Amount		Value
New York (continued)
$940,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series C-1 5.00%, 11/15/27	$944,672
24,820,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 09/01/22	24,674,803
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	1,927,214
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	1,912,197
20,000,000	Metropolitan Transportation Authority Transit Improvements Revenue Notes, Series D2 4.00%, 07/01/20	19,942,600
11,475,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series G 2.00%, 11/01/57(b)	11,492,672
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,856,175
7,500,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3, (State Aid Withholding) 5.00%, 07/15/28	9,310,725
975,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(a)	1,024,169
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,514,295
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	16,904,652

66

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	$2,574,986
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,629,940
3,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvement Revenue Bonds, Series C-1 5.00%, 05/01/22	3,219,540
2,210,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/29	2,466,382
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,662,930
600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	612,731
3,545,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	4,072,851
6,200,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	7,013,564
1,000,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series DD-2 5.00%, 06/15/24	1,092,550
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,323,900
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,024,378
Principal Amount		Value
New York (continued)
$7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	$8,333,898
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	15,880,200
2,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/31	2,322,600
5,000,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series 1 (State Aid Withholding) 5.00%, 01/15/30	5,957,250
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,133,430
8,770,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series A-Group A 5.00%, 03/15/22	9,382,321
5,000,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series B-Group B 5.00%, 02/15/28	5,773,600
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	15,379,200
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,694,227
10,000,000	New York State Dormitory Authority Revenue Bonds, Series A 5.00%, 07/01/50	12,077,900
6,600,000	New York State Dormitory Authority School Improvement Refunding Revenue Bonds, Series E 5.00%, 03/15/30	8,129,022
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,079,475

67

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
New York (continued)
$5,200,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	$5,914,636
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,197,550
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,624,990
4,185,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	5,182,411
12,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A-Group 2 5.00%, 03/15/29	14,720,160
22,680,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series C 5.00%, 03/15/27	27,493,603
13,375,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series D 5.00%, 02/15/25	15,526,369
6,325,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series C 5.00%, 03/15/30	7,709,353
1,500,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A 5.00%, 07/01/32	1,852,560
3,000,000	New York State Environmental Facilities Corp Refunding Revenue Bonds 5.00%, 06/15/29	3,429,840
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,120,240
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,268,600
Principal Amount		Value
New York (continued)
$2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	$2,503,940
5,875,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	6,834,446
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	5,996,341
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,033,503
4,215,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	4,667,522
5,880,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	6,496,224
1,025,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	1,256,824
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,760,688
		574,564,729
North Carolina — 2.3%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	679,999
1,880,000	City of Charlotte Current Refunding GO, Series A 5.00%, 06/01/27	2,357,069
3,000,000	County of Union University & College Improvements GO, Series C 5.00%, 09/01/25	3,595,530
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,079,709
1,150,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/29	1,393,720

68

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
North Carolina (continued)
$7,225,000	County of Wake Refunding Public Notes GO, Series A 5.00%, 03/01/26	$8,774,979
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	704,761
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,201,800
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/22	2,138,420
2,000,000	North Carolina Eastern Municipal Power Agency Improvements Revenue Bonds, Series A 5.00%, 01/01/23(a)	2,179,820
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	343,558
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,480,783
13,000,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/23	14,441,440
2,010,000	State of North Carolina Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/24	2,300,425
5,000,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/29	6,346,100
6,675,000	State of North Carolina Highway Improvements Revenue Bonds 5.00%, 03/01/30	8,412,770
1,500,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/22	1,614,075
3,735,000	State of North Carolina Highway Improvements Revenue Bonds, Series A 5.00%, 05/01/28	4,715,251
8,025,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/26	9,810,242
Principal Amount		Value
North Carolina (continued)
$5,270,000	State of North Carolina Public Improvements GO, Series A 5.00%, 06/01/27	$6,607,315
		85,177,766
Ohio — 3.7%
1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	1,335,188
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,170,600
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,545,855
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,989,650
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	3,907,996
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,251,820
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,211,914
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,168,170
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,764,627
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,136,330
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,649,710
10,000,000	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bond, Series A 5.00%, 12/01/24	11,710,900
10,285,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds 5.00%, 06/01/28	12,968,357

69

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Ohio (continued)
$3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(a)	$3,314,909
2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(a)	2,558,304
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	356,909
1,075,000	State of North Carolina Highway capital Improvements GO, Series Q 5.00%, 05/01/21	1,118,957
16,790,000	State of Ohio Advance Refunding GO, Series A 5.00%, 12/15/24	19,684,260
2,500,000	State of Ohio Advance Refunding GO, Series A 5.00%, 09/01/27	3,131,200
1,400,000	State of Ohio Advance Refunding GO, Series C 5.00%, 08/01/27	1,750,140
4,790,000	State of Ohio Advance Refunding GO, Series U 5.00%, 05/01/27	5,953,587
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,056,520
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,672,718
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	347,277
550,000	State of Ohio Facilities Improvements Revenue Bonds 5.00%, 10/01/24	638,175
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	245,068
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,051,320
2,000,000	State of Ohio Mental Health Facility Improvements Revenue Bonds 5.00%, 06/01/25	2,357,940
Principal Amount		Value
Ohio (continued)
$1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	$1,610,553
970,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/21	1,005,434
775,000	State of Ohio Recreation Facilities Improvements Revenue Bonds 5.00%, 04/01/25	909,711
5,000,000	State of Ohio School Improvements GO, Series B 5.00%, 06/15/23	5,603,050
7,505,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/27	9,328,115
5,445,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28	6,422,922
2,200,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/28(a)	2,387,242
12,365,000	State of Ohio University and College Improvements GO, Series A 5.00%, 05/01/30	15,133,029
1,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	1,208,770
		137,657,227
Oklahoma — 0.6%
675,000	City of Oklahoma City Current Refunding GO 5.00%, 03/01/24	773,719
3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	4,421,610
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,041,120
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	6,000,700
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,769,130

70

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$1,575,000	Tulsa Metropolitan Utility Authority Refunding Revenue Bonds, Series A 5.00%, 04/01/27	$1,953,709
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,298,400
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,436,500
		22,694,888
Oregon — 1.5%
1,040,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/27	1,296,287
1,455,000	Clatsop County School District No 30 Warrenton-Hammond School Improvements GO, Series B, (School Board GTY) 5.00%, 06/15/28	1,853,757
10,000,000	Multnomah County School District No 1 Portland/OR School Improvements GO, (School Board GTY) 5.00%, 06/15/31	12,975,200
5,000,000	State of Oregon Advance Refunding GO, Series I 5.00%, 08/01/28	6,245,850
3,290,000	State of Oregon Advance Refunding GO, Series M 5.00%, 11/01/23	3,734,973
10,350,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/25	12,258,437
4,940,000	State of Oregon Facilities Improvements GO, Series A 5.00%, 05/01/27	6,158,698
4,140,000	State of Oregon Refunding GO, Series G 5.00%, 11/01/30	4,664,993
4,700,000	State of Oregon School Improvements GO 5.00%, 06/01/28	5,850,419
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,491,560
		57,530,174
Principal Amount		Value
Pennsylvania — 1.2%
$15,000,000	Commonwealth of Pennsylvania Advance Refunding GO 5.00%, 07/15/26	$18,057,300
9,775,000	Commonwealth of Pennsylvania Current Refunding GO, 1St Series 5.00%, 07/01/21	10,235,696
5,000,000	Commonwealth of Pennsylvania Public Facilities GO, Series 1 5.00%, 03/01/22	5,351,300
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,176,670
4,120,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/21	4,305,812
2,755,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/22	2,983,803
3,500,000	Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue Refunding Bonds 5.00%, 06/15/23	3,916,395
		46,026,976
Rhode Island — 0.4%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,729,373
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,228,570
550,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	625,928
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,097,616
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,184,255
		13,865,742

71

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
South Carolina — 0.6%
$3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	$3,867,876
4,010,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/27	4,964,300
3,000,000	Darlington County School District School Improvement GO (South Carolina School District) 5.00%, 03/01/28	3,727,320
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,837,978
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,824,795
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,599,924
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,042,185
		23,864,378
South Dakota — 0.1%
2,455,000	South Dakota Conservancy District Water Utility Improvements Revenue Bonds 5.00%, 08/01/29	2,820,893
Tennessee — 0.2%
1,000,000	County of Montgomery Advance Refunding School Improvements GO 5.00%, 04/01/26	1,210,180
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	446,787
1,005,000	State of Tennessee Refunding GO, Series A 5.00%, 09/01/23	1,134,896
Principal Amount		Value
Tennessee (continued)
$2,000,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/21	$2,102,280
2,335,000	State of Tennessee Refunding Notes GO, Series A 5.00%, 08/01/27	2,857,363
900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	1,048,455
		8,799,961
Texas — 14.7%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,765,453
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,072,250
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,011,695
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,074,784
235,000	Anna Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/28	293,687
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	535,988
1,315,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,598,646
2,525,000	Austin Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/27	3,059,543
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,051,140
895,000	Barbers Hill Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	1,104,170

72

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$120,000	Bay City Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	$151,022
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,395,470
2,050,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	2,527,076
2,000,000	Bexar County Hospital District Current Refunding GO 5.00%, 02/15/30	2,486,860
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,295,450
540,000	Bridgeport Independent School District Current Refunding GO, (PSF-GTD) 5.00%, 08/15/26	660,010
1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,889,727
5,000,000	Burleson Independent School District School Improvement GO, (PSF-GTD) 2.50%, 02/01/47(b)	5,092,050
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,185,160
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,812,687
1,120,000	Channelview Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/15/30	1,414,504
1,700,000	City of Austin Public Improvements GO 5.00%, 11/01/22	1,864,220
5,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds 5.00%, 11/15/29	6,031,150
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,062,650
Principal Amount		Value
Texas (continued)
$2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	$2,436,322
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,590,189
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,722,937
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,065,713
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,296,776
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,956,969
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,544,169
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	947,029
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	399,917
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,427,263
5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	6,052,527
2,040,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,397,000
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,842,455
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,128,741
1,815,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,046,394
2,820,000	City of Plano Recreation Facilities Improvements GO 5.00%, 09/01/30	3,525,197

73

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	$1,427,198
1,205,000	City of Round Rock TX Utility System Revenue Advance Refunding 5.00%, 08/01/25	1,430,130
875,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/24	1,000,904
1,000,000	Clear Creek Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/25	1,177,920
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,788,828
1,535,000	College of the Mainland University and College Improvements GO 5.00%, 08/15/29	1,922,864
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,417,676
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	928,979
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	493,235
1,400,000	Coppell Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/32	1,737,148
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,536,958
7,500,000	County of Bexar Advance Refunding GO 5.00%, 06/15/29	9,059,700
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,154,847
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	770,506
2,800,000	County of Dallas Public Improvements GO 5.00%, 08/15/28	3,414,712
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,724,775
Principal Amount		Value
Texas (continued)
$1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	$1,884,500
1,485,000	County of Harris Current Refunding GO, Series A 5.00%, 10/01/24	1,727,248
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,122,857
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,032,199
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	420,941
1,500,000	Cuero Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/30	1,843,920
3,420,000	Dallas Area Rapid Transit Advance Refunding Revenue Bonds, Series C 2.82%, 12/01/42	3,414,015
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	874,665
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,200,920
3,000,000	Deer Park Independent School District Improvements GO, (PSF-GTD) 1.55%, 10/01/42(b)(c)	3,003,270
7,715,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	9,017,138
6,000,000	Denton Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/29	7,156,440
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,270,871
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,173,589
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,222,625

74

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$10,000,000	Eagle Mountain & Saginaw Independent School District School Improvements GO, (PSF-GTD), Series 2011 2.00%, 08/01/50(b)(c)	$10,225,200
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,516,960
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,745,775
2,280,000	Fort Bend Independent School District Refunding Notes GO, Series A, (PSF-GTD) 1.95%, 08/01/49(b)	2,292,996
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,632,120
885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	1,009,511
4,890,000	Frisco Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/26	5,892,597
8,495,000	Garland Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/23	9,407,873
1,285,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,507,742
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,130,259
8,500,000	Grand Parkway Transportation Corp Highway Improvements Revenue Bonds, Sub-Tier Series B 5.00%, 10/01/52(b)	9,424,885
8,000,000	Grand Parkway Transportation Corp. Highway Improvements Revenue Bonds, Series A 5.50%, 04/01/53(a)	9,247,040
2,865,000	Harris County Flood Control District Advance Refunding 5.00%, 10/01/28	3,575,348
Principal Amount		Value
Texas (continued)
$5,000,000	Harris County Flood Control District Refunding Revenue Bonds, Series A 5.00%, 10/01/23	$5,650,500
5,030,000	Harris County Metropolitan Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/01/23(a)	5,355,039
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,507,874
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,294,619
4,000,000	Houston Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/28	4,928,000
175,000	Hutto Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/01/25	204,502
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,807,268
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	666,140
500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	584,895
750,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	842,625
1,645,000	La Joya Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/31	2,038,435
13,725,000	Lone Star College System Advance Refunding GO 5.00%, 02/15/29	16,353,612
4,455,000	Lone Star College System Advance Refunding GO, Series B 5.00%, 02/15/23	4,933,734
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	1,894,087

75

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	$2,060,415
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	639,458
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	270,855
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,176,526
300,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/26	365,309
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,945,711
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,129,459
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,226,939
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,318,702
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,612,710
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,960,233
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	711,465
580,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	671,344
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,389,983
Principal Amount		Value
Texas (continued)
$1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	$1,052,730
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	723,627
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,927,645
3,000,000	Midlothian Independent School District Refunding GO, Series C (PSF-GTD) 2.00%, 08/01/51(b)(c)	3,062,580
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,232,260
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	305,393
3,000,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/23	3,328,500
2,525,000	Northwest Independent School District Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	2,966,522
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,265,374
1,220,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/28	1,446,225
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	268,063
4,420,000	Pasadena Independent School District School Improvement Refunding GO, (PSF-GTD) 5.00%, 02/15/25	4,880,829
26,505,000	Permanent University Fund - Texas A&M University System Refunding Revenue Bonds 5.50%, 07/01/28	31,349,054
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	874,559

76

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	$1,693,757
5,000,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/26	6,003,550
1,050,000	Point Isabel Independent School District Current Refunding GO, (PSF-GTD) 5.00%, 02/01/25	1,231,230
1,995,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	2,336,763
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,173,340
10,000,000	Prosper Independent School District School Improvement GO, (PSF-GTD), Series B 2.00%, 02/15/50(b)	10,088,600
925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	1,007,048
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,145,970
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,243,324
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,186,900
1,330,000	San Antonio Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/23	1,498,844
7,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A 2.63%, 05/01/49(b)	7,252,770
205,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	242,363
Principal Amount		Value
Texas (continued)
$1,195,000	Southside Independent School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/29	$1,475,598
5,000,000	Spring Branch Independent School District School Improvement GO, (PSF-GTD) 1.55%, 06/15/41(b)(c)	5,007,300
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	543,371
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,219,540
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,356,711
7,180,000	Spring Independent School District Advance Refunding GO, Series A 5.00%, 08/15/28	8,641,130
250,000	Stafford Municipal School District School Improvement GO, (PSF-GTD) 5.00%, 08/15/30	313,573
3,720,000	State of Texas Highway Improvements Revenue Bonds GO 5.00%, 04/01/44(a)	4,293,550
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,127,350
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 2.18%, 10/01/27	5,248,450
2,000,000	State of Texas Public Finance Authority Advance Refunding GO 2.53%, 10/01/31	2,146,220
2,720,000	State of Texas Public Finance Authority Advance Refunding GO 2.65%, 10/01/32	2,934,472
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,742,836
2,500,000	State of Texas Refunding Public Notes GO, Series A 5.00%, 10/01/21	2,647,100

77

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	$3,823,520
5,000,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/28	5,928,200
1,840,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/30	2,283,366
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,663,695
9,320,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/27	11,219,975
12,005,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/30(a)	12,984,128
3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	3,834,565
2,500,000	State of Texas Water Financial Assistance Refunding GO, Series 2019 C 5.00%, 08/01/22	2,723,450
1,030,000	State of Texas Water Utility Improvement Refunding GO, Series B1 5.00%, 08/01/26	1,256,991
1,000,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-2 5.00%, 08/01/28	1,161,600
3,500,000	State of Texas, Water Financial Assistance Refunding GO, Subseries 2018 B-3 5.00%, 08/01/27	4,375,350
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,219,540
5,325,000	Tarrant County Cultural Education Facilities Finance Corp. Refunding Revenue Bonds 5.00%, 11/15/40(a)	5,444,333
3,000,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 5.00%, 12/01/32	3,688,110
Principal Amount		Value
Texas (continued)
$1,750,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 5.00%, 12/01/33	$2,141,213
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,227,530
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,094,340
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,734,087
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,348,227
4,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	5,211,180
2,080,000	Texas Water Development Board Water Utility Improvements Revenue Bonds 5.00%, 08/01/31	2,675,691
1,250,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, Series A 5.00%, 10/15/23	1,414,338
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,154,850
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	544,705
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,889,210
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,083,946
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,479,378

78

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Texas (continued)
$1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	$1,990,662
1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	1,243,370
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21	436,855
1,065,000	University of Texas System Refunding Revenue Bonds, Series A 5.00%, 08/15/29	1,234,655
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,252,500
3,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/21	3,158,580
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,546,230
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	392,434
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	746,726
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,337,667
		552,745,531
Utah — 0.7%
840,000	Salt Lake County Municipal Building Authority Public Facilities Revenue Bonds 5.00%, 01/15/31	1,035,258
10,000,000	State of Utah Highway Improvements Revenue Bonds GO 5.00%, 07/01/26	12,244,600
11,000,000	Utah Transit Authority Advance Refunding Revenue Bonds 2.77%, 12/15/38	11,151,470
		24,431,328
Principal Amount		Value
Virginia — 5.8%
$2,000,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B 2.35%, 01/15/27	$2,087,080
2,250,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B 2.45%, 01/15/28	2,359,350
1,415,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B 2.95%, 01/15/34	1,496,716
1,000,000	City of Richmond Public Utility Revenue, Advance Refunding Revenue Bonds, Series B 3.05%, 01/15/35	1,058,410
2,955,000	City of Richmond Public Utility Revenue, Sewer Improvement Revenue Bonds, Series A 5.00%, 01/15/34	3,705,925
2,300,000	City of Richmond Public Utility Revenue, Sewer Improvement Revenue Bonds, Series A 5.00%, 01/15/35	2,873,781
4,110,000	City of Suffolk Public Improvements GO 5.00%, 02/01/26(a)	4,237,657
1,600,000	City of Virginia Beach Current Refunding GO, Series B, (State Aid Withholding) 5.00%, 07/15/26	1,962,176
5,175,000	City of Virginia Beach Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 07/15/26	6,346,413
7,430,000	Commonwealth of Virginia Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 06/01/28	8,811,906
3,815,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/22	4,132,942
3,865,000	Commonwealth of Virginia University and College Improvements GO, Series A 5.00%, 06/01/27	4,699,531
7,000,000	Country of Fairfax Public Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/22	7,670,950
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,267,100

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Virginia (continued)
$4,630,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	$5,974,506
2,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/28	2,496,840
7,965,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/29	9,890,698
2,660,000	County of Arlington Public Improvements GO 5.00%, 08/15/31	3,386,978
3,270,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/27	4,050,745
1,630,000	County of Chesterfield School Improvements GO, Series A, (State Aid Withholding) 5.00%, 01/01/28	2,067,671
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22(a)	2,272,126
7,530,000	County of Loudoun Public Facilities GO, Series A, (State Aid Withholding) 5.00%, 12/01/26	9,319,203
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,364,150
10,000,000	Virginia College Building Authority Advance Refunding Revenue Bonds 5.00%, 02/01/27	12,282,600
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,216,150
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,026,720
10,000,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/28	12,541,700
Principal Amount		Value
Virginia (continued)
$18,175,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series A 5.00%, 02/01/31	$22,874,692
5,285,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B 5.00%, 02/01/24	6,015,387
2,800,000	Virginia College Building Authority University & College Improvements Revenue Bonds, Series B 5.00%, 02/01/25	3,277,652
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27(a)	575,849
6,000,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds 5.00%, 09/15/29	7,368,780
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,908,256
5,375,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/28	6,677,040
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23(a)	5,398,350
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	6,063,000
6,145,000	Virginia Public Building Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/26	7,499,235
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,589,162
500,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/26	604,095

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Virginia (continued)
$2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	$2,818,431
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,906,350
2,790,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/23	3,144,972
2,750,000	Virginia Public School Authority School Improvement Revenue Bonds, Series A 5.00%, 10/01/26	3,354,918
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,847,250
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,304,744
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(a)	35,301
		216,863,488
Washington — 2.8%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,089,903
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,271,928
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,454,417
1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	1,901,008
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	967,757
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,225,620
Principal Amount		Value
Washington (continued)
$7,000,000	County of King WA Sewer Revenue Sewer Improvement Revenue Bonds, Series B 5.00%, 07/01/29	$8,843,030
10,000,000	Energy Northwest Advance Refunding Revenue Bonds 5.00%, 07/01/27	12,099,200
3,000,000	Energy Northwest Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/27	3,542,880
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,223,310
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,212,885
5,395,000	King County Refunding GO 5.00%, 07/01/26	6,319,649
9,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/32	11,005,650
3,000,000	King County School District No 411 Issaquah School Improvement GO, (School Board GTY) 5.00%, 12/01/33	3,654,210
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,378,441
2,995,000	Pierce County School District No 10 Tacoma Current Refunding GO, (School Board GTY) 5.00%, 12/01/26	3,574,443
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,235,370
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	866,925
5,000,000	Port of Seattle Refunding GO 5.00%, 06/01/24	5,770,500
4,000,000	Port of Seattle WA Refunding GO, Series A 5.00%, 11/01/21	4,245,520
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,269,733

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
Washington (continued)
$5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	$5,755,350
360,000	Spokane County School District No 354 Mead School Improvement GO, (School Board GTY) 5.00%, 12/01/22	395,950
3,195,000	State of Washington Public Improvements GO, Series B 5.00%, 08/01/27	3,894,833
5,475,000	State of Washington Public Improvements GO, Series C 5.00%, 02/01/30	6,378,813
800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	868,287
2,315,000	State of Washington School Improvements GO, Series C 5.00%, 02/01/27	2,858,493
3,100,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds, Series C 5.00%, 06/01/29	3,737,174
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,176,488
		107,217,767
Wisconsin — 1.9%
9,140,000	State of Wisconsin Advance Refunding GO, Series 3 5.00%, 11/01/28	11,362,848
4,700,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds 5.00%, 06/01/29(a)	5,454,961
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Advance Refunding Revenue Bonds, Series 1 5.00%, 06/01/23	1,124,060
1,000,000	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Refunding Revenue Bonds, Series 1 5.00%, 06/01/26(a)	1,124,060
14,000,000	State of Wisconsin Current Refunding Revenue Bonds, Series A 5.00%, 05/01/29	17,141,740
Principal Amount		Value
Wisconsin (continued)
$10,465,000	State of Wisconsin Environmental Improvement Fund Revenue, Green Bond, Series A 5.00%, 06/01/35	$13,060,843
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,446,792
3,205,000	State of Wisconsin Public Improvements GO, Series B 5.00%, 05/01/30(a)	3,477,778
1,900,000	State of Wisconsin Refunding Bonds GO, Series 3 5.00%, 11/01/25	2,097,904
1,000,000	State of Wisconsin Refunding GO, Series 1 5.00%, 05/01/24	1,125,980
2,770,000	State of Wisconsin Refunding GO, Series 2 5.00%, 11/01/26	3,411,255
860,000	State of Wisconsin Refunding Notes GO, Series A 5.00%, 05/01/28	1,017,655
6,385,000	Wisconsin Department of Transportation Refunding Revenue Bonds, Series 1 5.00%, 07/01/29(a)	7,208,984
2,250,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue Bonds, Series A 5.13%, 04/15/31(a)	2,518,875
		71,573,735
Total Municipal Bonds (Cost $3,405,309,403)		3,459,702,782
U.S. GOVERNMENT SECURITIES — 5.6%
U.S. Treasury Bonds — 0.4%
15,000,000	1.50%, 02/15/2030	16,245,703
U.S. Treasury Notes — 5.2%
100,000,000	1.50%, 03/31/2023	103,671,875
37,940,000	2.00%, 02/15/2025	40,902,581
46,000,000	2.25%, 01/31/2024	49,352,969
		193,927,425
Total U.S. Government Securities (Cost $202,024,265)		210,173,128

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.7%
UNITED STATES — 0.7%
$12,500,000	Advocate Health & Hospitals Corp., 2.21%, 06/15/30	$12,548,670
5,000,000	Ascension HealthB, 2.53%, 11/15/29	5,193,188
3,000,000	BayCare Health System, Inc., 2.61%, 11/15/22	3,035,011
2,000,000	BayCare Health System, Inc., 2.70%, 11/15/23	2,034,480
5,000,000	Stanford Health Care, 3.31%, 08/15/30	5,434,461
		28,245,810
Total Corporate Bonds (Cost $28,165,058)		28,245,810

Shares
INVESTMENT COMPANY — 1.3%
48,182,569	SEI Daily Income Trust Government II Fund, Class A, 0.32%(d)	48,182,569
Total Investment Company (Cost $48,182,569)		48,182,569

TOTAL INVESTMENTS — 99.4% (Cost $3,683,681,295)		$3,746,304,289
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		24,250,404
NET ASSETS — 100.0%		$3,770,554,693

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.
(c)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield as of April 30, 2020.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020
(Unaudited)

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.4%
Arizona	1.6
Arkansas	0.2
California	2.2
Colorado	0.7
Connecticut	2.9
Delaware	2.4
District Of Columbia	1.8
Florida	2.7
Georgia	4.0
Hawaii	1.1
Idaho	0.1
Illinois	0.4
Indiana	0.1
Iowa	0.7
Kansas	0	**
Louisiana	0	**
Maine	0.1
Maryland	7.4
Massachusetts	5.6
Michigan	0.4
Minnesota	1.3
Mississippi	0.4
Missouri	0.5
New Hampshire	0.2
New Jersey	1.6
New Mexico	0.3
New York	15.2
North Carolina	2.3
Ohio	3.7
Oklahoma	0.6
Oregon	1.5
Pennsylvania	1.2
Rhode Island	0.4
South Carolina	0.6
South Dakota	0.1
Tennessee	0.2
Texas	14.7
Utah	0.7
Virginia	5.8
Washington	2.8
Wisconsin	1.9
Other*	8.2
	100.0%

*	Includes cash and equivalents, U.S. Government Securities, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
**	Represents less than 0.01% of net assets.

84

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 87.0%

California — 87.0%
$1,000,000	Abag Finance Authority for Nonprofit Corps Odd fellows Home CA Refunding Revenue Bonds, Series A 5.00%, 04/01/23	$1,109,570
175,000	Alameda County Joint Powers Authority Refunding Revenue Bonds 5.00%, 12/01/20	179,340
150,000	Allan Hancock Joint Community College District/CA University & College Improvements GO, Series E 5.00%, 08/01/28	190,247
635,000	Anaheim Housing & Public Improvements Authority Pre-refunding Revenue Bonds 5.00%, 10/01/41(a)	671,995
250,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/38(a)	280,430
6,000,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.00%, 04/01/43(a)	6,730,320
24,695,000	Bay Area Toll Authority Pre-refunded Highway Improvements Revenue Bonds, Subseries S-4 5.25%, 04/01/48(a)	27,878,186
100,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/22	107,619
125,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 5.00%, 04/01/23	137,600
6,000,000	Bay Area Toll Authority San Francisco Bay Area Subordinate Transportation Advance Refunding Revenue Bonds 2.00%, 04/01/53(b)	6,033,480
110,000	Brentwood Infrastructure Financing Authority Refunding Revenue Bonds 5.00%, 07/01/24	125,149
Principal Amount		Value
California (continued)
$150,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/23(a)	$164,496
100,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/24(a)	109,663
930,000	Cabrillo Community College District Refunding GO 5.00%, 08/01/27(a)	1,019,875
500,000	California Educational Facilities Authority Advance Refunding Revenue Bonds 5.00%, 01/01/27	595,860
1,550,000	California Educational Facilities Authority Refunding Revenue Bonds 5.00%, 10/01/23	1,767,884
2,500,000	California Educational Facilities Authority University and College Improvements Revenue Bonds, Series V-1 5.00%, 05/01/49	3,994,525
275,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/22	299,709
1,000,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/01/23	1,120,610
100,000	California Health Facilities Financing Authority Current Refunding Revenue Bonds 5.00%, 11/15/25	118,104
1,565,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bond, Series A-1 5.00%, 04/01/33	2,158,166
125,000	California Infrastructure & Economic Development Bank University & College Improvements Revenue Bonds 5.00%, 05/15/23	138,829
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/22	164,642
250,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	283,693

85

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/23	$113,477
150,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/26	185,588
125,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/27	158,569
5,725,000	California Infrastructure & Economic Development Bank Water Utility Improvements Green Bond 5.00%, 10/01/35	7,031,273
100,000	California Municipal Finance Authority Advance Refunding Anaheim Water System Project Revenue Bonds, Series A 5.00%, 10/01/24	116,735
100,000	California Municipal Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/15/23	111,391
405,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.35%, 12/01/31(a)	418,296
415,000	California Municipal Finance Authority Pre-refunding Revenue Bonds 6.80%, 12/01/36(a)	429,620
160,000	California Municipal Finance Authority Retirement Facilities California Armenian Home Project Revenue Bonds 5.00%, 05/15/22	171,587
100,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/23	109,959
125,000	California Municipal Finance Authority Retirement Facilities Revenue Bonds 5.00%, 04/01/24	141,085
645,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/23	694,446
Principal Amount		Value
California (continued)
$670,000	California Municipal Finance Authority Retirement Facilities Town and Country Manor Revenue Bonds 4.00%, 07/01/24	$734,273
4,770,000	California State Current Refunding GO 5.00%, 08/01/27	5,533,629
250,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/23	280,880
460,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C 5.00%, 11/01/24	530,647
100,000	California State Public Works Board Correctional Facilities Improvements, Series A 5.00%, 11/01/25	117,998
200,000	California State Public Works Board Correctional Facilities Improvements, Series C 5.00%, 11/01/27	245,846
150,000	California State Public Works Board Public Improvements Revenue Bonds, Series G 5.00%, 11/01/22	163,752
325,000	California State Public Works Board Refunding Revenue Bonds, Series F 5.00%, 05/01/26	378,066
100,000	California State Public Works Board, Advance Refunding Revenue Bonds 5.00%, 11/01/26	120,590
250,000	California State University & College Improvements Current Refunding Revenue Bonds, Series A 5.00%, 11/01/23	282,708
10,000	California State University & College Improvements Pre-refunding Revenue Bonds 5.00%, 11/01/24	9,999
1,785,000	California State University & College Improvements Revenue Bonds, Series A 5.00%, 11/01/24	2,075,187
390,000	California State University & College Improvements Unrefunded Revenue Bonds 5.00%, 11/01/24	390,000

86

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/24	$1,096,340
250,000	California State University Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	289,930
120,000	California State University Current Refunding Revenue Bonds, Series C 5.00%, 11/01/21	127,366
150,000	California Statewide Communities Development Authority 5.00%, 08/15/23	168,113
150,000	California Statewide Communities Development Authority Advance Refunding Revenue Bonds 5.00%, 08/15/25	177,783
745,000	California Statewide Communities Development Authority Current Refunding Revenue Bonds 4.00%, 11/15/25	814,896
100,000	California Statewide Communities Development Authority Nursing Homes Retirement Facilities Revenue Bonds 5.00%, 07/01/28	123,610
5,000,000	Carlsbad Unified School District School Improvements GO, Series B 6.00%, 05/01/34	5,872,850
885,000	Chabot-Las Positas Community College District Refunding GO 5.00%, 08/01/25	992,492
3,000,000	City & County of San Francisco CA Current Refunding COP 5.00%, 04/01/25	3,546,510
325,000	City & County of San Francisco CA Public Improvements GO, Series B 5.00%, 06/15/22	352,274
100,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/21	103,745
150,000	City & County of San Francisco CA Refunding COP 5.00%, 04/01/23	167,121
2,500,000	City & County of San Francisco CA Refunding Public Improvements COP 5.00%, 04/01/23	2,747,500
Principal Amount		Value
California (continued)
$100,000	City of Los Angeles CA Wastewater System Revenue Advance Refunding Revenue Bonds, Subseries A 5.00%, 06/01/24	$114,935
100,000	City of Los Angeles CA Wastewater System Revenue Green Bond, Subseries A 5.00%, 06/01/27	123,999
2,550,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/25	2,841,669
1,800,000	City of Los Angeles CA Wastewater System Revenue Refunding Revenue Bonds, Subseries A 5.00%, 06/01/27	2,004,138
7,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds 5.00%, 05/15/40	8,884,350
3,645,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/23	4,028,746
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series C 5.00%, 05/15/24	1,703,445
200,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/24	227,126
100,000	City of Los Angeles Department of Airports Port Airport & Marina Improvements Refunding Revenue Bonds 5.00%, 05/15/25	116,331
275,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/23	311,688
150,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/24	175,029
200,000	City of Palo Alto CA Parking Facility Improvement COP, Series A 5.00%, 11/01/25	239,842
100,000	City of Roseville CA Water Utility Revenue Advance Refunding COP 5.00%, 12/01/23	113,821

87

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$150,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/25	$179,691
165,000	City of Sacramento CA Wastewater Revenue Sewer Improvement Revenue Bonds 5.00%, 09/01/26	202,909
100,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Green Bond, Series D 5.00%, 11/01/26	122,382
1,900,000	City of San Francisco CA Public Utilities Commission Water Revenue Advance Refunding Revenue Bonds 5.00%, 11/01/28	2,234,191
200,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/20	202,784
450,000	City of Santa Rosa CA Wastewater Revenue Current Refunding Revenue Bonds, Series A 5.00%, 09/01/22	491,733
550,000	Contra Costa Community College District University & College Improvements GO, Series B2 5.00%, 08/01/27	691,873
330,000	Contra Costa Transportation Authority Advance Refunding Revenue Bonds, Series A 4.00%, 03/01/23	354,532
275,000	Contra Costa Water District Refunding Revenue Bonds, Series T 5.00%, 10/01/25	321,409
425,000	County of Marin CA Advance Refunding Public Improvements 5.00%, 11/01/26	510,663
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/23	246,823
225,000	County of Sacramento CA Airport System Revenue Current Refunding Revenue Bonds, Subseries D 5.00%, 07/01/26	262,406
100,000	County of San Diego CA Refunding COP, Series A 5.00%, 10/15/25	116,726
Principal Amount		Value
California (continued)
$100,000	Cucamonga Valley Water District Financing Authority Current Refunding Revenue Bonds 5.00%, 09/01/24	$116,448
1,445,000	Desert Community College District Refunding GO 5.00%, 08/01/26	1,753,797
200,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/22	216,668
300,000	East Bay Municipal Utility District Wastewater System Revenue Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/23	336,054
225,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/24	260,062
150,000	East Bay Municipal Utility District Wastewater System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 06/01/25	178,469
115,000	East Bay Municipal Utility District Water System Revenue Pre-refunded Revenue Bonds, Subseries A 5.00%, 06/01/23(a)	115,384
805,000	Garden Grove Unified School District School Improvements GO, Series C 5.00%, 08/01/30(a)	905,794
275,000	Gilroy School Facilities Financing Authority Refunding Revenue Bonds, Series A 4.00%, 08/01/42(a)	301,617
200,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/25	231,510
1,100,000	Los Angeles Community College District/CA Refunding GO, Series A 5.00%, 08/01/29	1,255,155
1,000,000	Los Angeles Community College District/CA University & College Improvements GO, Series 2008-F 5.00%, 08/01/24	1,124,870

88

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$850,000	Los Angeles County Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Senior Series B 5.00%, 07/01/25	$951,626
3,000,000	Los Angeles County Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/23	3,369,630
100,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	112,321
125,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	144,564
120,000	Los Angeles County Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series A 5.00%, 07/01/25	138,517
250,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/22	272,240
800,000	Los Angeles County Metropolitan Transportation Authority Green Bond, Series A 5.00%, 07/01/23	898,568
125,000	Los Angeles County Metropolitan Transportation Authority Refunding Revenue Bonds 5.00%, 07/01/21	131,264
275,000	Los Angeles County Metropolitan Transportation Authority, Refunding Revenue Bonds 5.00%, 07/01/24	318,040
250,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	280,388
125,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	156,351
Principal Amount		Value
California (continued)
$2,065,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/23	$2,279,079
150,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/22	159,401
450,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/23	495,662
600,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 01/01/24	681,120
5,000,000	Los Angeles Department of Water & Power Power System Revenue Current Refunding Revenue Bonds, Series B 5.00%, 07/01/24	5,782,550
330,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/21	345,434
1,425,000	Los Angeles Department of Water & Power Power System Revenue Electric Light & Power Improvements, Series D 5.00%, 07/01/22	1,546,638
100,000	Los Angeles Department of Water & Power Power System Revenue Electricity Light & Power Improvements Revenue Bonds, Series C 5.00%, 07/01/22	108,535
195,000	Los Angeles Department of Water & Power Power System Revenue Unrefunded Revenue Bonds, Series A 5.00%, 07/01/22	204,112
200,000	Los Angeles Department of Water Current Refunding Revenue Bonds, Series A 5.00%, 07/01/27	247,528
200,000	Los Angeles Department of Water Water Utility Improvements Current Refunding Revenue Bonds, Series B 5.00%, 07/01/28	255,742

89

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$100,000	Los Angeles Department of Water Water Utility Improvements Revenue Bonds, Series A 5.00%, 07/01/28	$126,003
1,800,000	Los Rios Community College District Refunding GO 5.00%, 08/01/27	1,950,840
175,000	Marin Community College District Advance Refunding GO 5.00%, 08/01/23	197,090
275,000	Mount San Antonio Community College District University & College Improvements GO, Series 2018-A 5.00%, 08/01/27	341,635
1,100,000	Mount San Jacinto Community College District University & College Improvements GO, Series 2014-A 5.00%, 08/01/28	1,296,955
2,000,000	Municipal Improvement Corp. of Los Angeles Refunding Revenue Bonds, Series A 5.00%, 11/01/24	2,254,840
325,000	Nevada County Finance Authority Revenue Bonds 4.00%, 10/01/22	346,824
450,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/22	480,614
125,000	Northern California Power Agency Hydroelectric Project Current Refunding Revenue Bonds, Series A 5.00%, 07/01/24	140,336
210,000	Northern California Transmission Agency California-Oregon Project Advance Refunding Revenue Bonds 5.00%, 05/01/26	250,656
2,545,000	Novato Sanitary District Repayment Of Bank Loan Revenue Bonds 5.00%, 02/01/29	3,273,481
160,000	Ohlone Community College District Advance Refunding GO 5.00%, 08/01/24	185,856
100,000	Orange County Sanitation District Advance Refunding Revenue Bonds 5.00%, 02/01/26	121,128
Principal Amount		Value
California (continued)
$3,000,000	Orange County Sanitation District Advance Refunding Revenue Bonds, Series A 5.00%, 02/01/34	$3,448,470
150,000	Orange County Sanitation District Current Refunding Revenue Bonds, Series A 5.00%, 02/01/27	186,417
100,000	Orange County Water District Advance Refunding Revenue Bonds, Series A 5.00%, 08/15/27	124,205
475,000	Orange County Water District Repayment Of Bank Loan Revenue Bonds, Series C 5.00%, 08/15/25	568,333
100,000	Otay Water District Financing Authority Current Refunding Revenue Bonds, Series A 5.00%, 09/01/27	126,042
100,000	Palomar Community College District University & College Improvements GO, Series 2006-D 5.00%, 08/01/22	108,495
200,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/22	217,298
150,000	Placer County Water Agency Current Refunding COP 5.00%, 07/01/28	192,608
150,000	Regents of the University of California Medical Center Pooled Revenue Advance Refunding Revenue Bonds, Series L 5.00%, 05/15/23	165,887
1,145,000	Regents of the University of California Medical Center Pooled Revenue Current Refunding Revenue Bonds, Series L 5.00%, 05/15/24	1,302,220
1,320,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.00%, 05/15/24(a)	1,481,014
6,150,000	Regents of the University of California Medical Center Pooled Revenue Pre-refunded Revenue Bonds, Series J 5.25%, 05/15/27(a)	6,946,056
1,100,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/24	1,267,871

90

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$675,000	Rio Hondo Community College District/CA Current Refunding GO, Series B 5.00%, 08/01/25	$799,227
870,000	Riverside County Transportation Commission Pre-refunding Refunding Notes Highway Improvements, Series A 5.25%, 06/01/24(a)	988,494
200,000	Sacramento County Sanitation Districts Financing Authority Current Refunding Revenue Bonds 5.00%, 08/01/25	239,046
3,000,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series A 5.00%, 08/15/49(b)	3,301,860
1,075,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Series H 5.00%, 08/15/29	1,389,470
5,250,000	Sacramento Municipal Utility District Refunding Revenue Bonds, Sub-Series B 5.00%, 08/15/49(b)	6,061,125
275,000	Saddleback Valley Unified School District Refunding GO 5.00%, 08/01/24	307,192
1,000,000	San Diego Community College District Advance Refunding GO 5.00%, 08/01/28	1,227,780
1,030,000	San Diego Community College District Pre-refunded University & College Improvements GO 5.00%, 08/01/24(a)	1,086,238
100,000	San Diego County Regional Transportation Commission Sales & Use Tax Refunding Revenue Bonds, Series A 5.00%, 04/01/25	114,503
120,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/22	129,622
150,000	San Diego County Water Authority Financing Corp. Advance Refunding Revenue Bonds 5.00%, 05/01/23	167,477
300,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/25	356,718
Principal Amount		Value
California (continued)
$1,115,000	San Diego Public Facilities Financing Authority Advance Refunding Revenue Bonds, Series B 5.00%, 08/01/28	$1,353,276
300,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/23	336,744
1,000,000	San Diego Public Facilities Financing Authority Refunding Revenue Bonds, Subseries A 5.00%, 08/01/31	1,078,940
175,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/22	190,026
100,000	San Diego Regional Building Authority County Operation Centre Current Advance Revenue Bonds, Series A 5.00%, 10/15/23	111,741
1,460,000	San Francisco Bay Area Rapid Transit District Sales Tax Revenue Current Refunding Revenue Bonds, Series A 5.00%, 07/01/28	1,707,528
1,500,000	San Francisco Bay Area Rapid Transit District Transit Improvements GO 5.00%, 08/01/24	1,737,675
500,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/23	550,470
3,810,000	San Francisco City & County Airport Comm-San Francisco International Airport Advance Refunding Current Revenue Bonds, Series A 5.00%, 05/01/26	4,511,764
2,400,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds 5.00%, 05/01/24	2,715,720
3,000,000	San Francisco City & County Airport Comm-San Francisco International Airport Current Refunding Revenue Bonds, Series H 5.00%, 05/01/29	3,607,230

91

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$1,095,000	San Francisco City & County Airport Comm-San Francisco International Airport Refunding Revenue Bonds, Series D 5.00%, 05/01/26	$1,132,690
8,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Green Bond, Series C 2.13%, 10/01/48(b)	8,114,800
200,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/23	220,748
175,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/26	209,276
100,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/27	122,264
1,290,000	San Francisco Municipal Transportation Agency Transit Improvements Revenue Bonds 5.00%, 03/01/28	1,417,284
1,165,000	San Joaquin County Transportation Authority Refunding Revenue Bonds, Series A 5.50%, 03/01/41(a)	1,211,600
830,000	San Jose Evergreen Community College District Advance Refunding GO 5.00%, 09/01/24	963,846
785,000	San Mateo County Community College District Refunding GO 5.00%, 09/01/24	858,751
100,000	San Mateo Joint Powers Financing Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/15/24	115,073
100,000	San Mateo Joint Powers Financing Authority Public Facilities Health Improvements Capital Project Refunding Bonds, Series A 5.00%, 07/15/27	123,723
Principal Amount		Value
California (continued)
$100,000	San Mateo Joint Powers Financing Authority Public Improvements Capital Project Revenue Bonds, Series A 5.00%, 07/15/25	$118,104
705,000	San Mateo Joint Powers Financing Authority Refunding Revenue Bonds 5.00%, 06/15/22	762,154
1,000,000	San Mateo Union High School District Refunding GO 5.00%, 09/01/27(a)	1,176,780
275,000	San Mateo Union High School District Refunding GO, Series C 5.00%, 09/01/24	319,853
125,000	San Rafael Joint Powers Financing Authority Green Bonds Public Facilities 5.00%, 06/01/23	139,418
1,000,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/24	1,160,250
750,000	San Ramon Valley Unified School District/CA School Improvements GO 5.00%, 08/01/25	895,163
100,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/22	108,155
125,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/26	151,510
300,000	Santa Clara County Financing Authority Public Facilities Revenue Bonds, Series A 5.00%, 04/01/27	372,807
250,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/22	271,453
100,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/25	115,695
350,000	Santa Clara Unified School District Advance Refunding GO 5.00%, 07/01/23	392,774
245,000	Santa Clara Unified School District School Improvements GO 5.00%, 07/01/27	298,692

92

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$175,000	Santa Clara Valley Water District Current Refunding COP, Series A 5.00%, 02/01/23	$193,918
1,540,000	Santa Clarita Community College District Refunding GO 5.00%, 08/01/24	1,722,875
100,000	Santa Clarita Community College District University & College Improvements GO 5.00%, 08/01/26	121,370
150,000	Santa Monica Public Financing Authority Current Refunding Revenue Bonds 5.00%, 07/01/25	178,878
100,000	Southern California Public Power Authority Advance Refunding Revenue Bonds, Series C 5.00%, 07/01/25	116,645
225,000	Southern California Public Power Authority Electricity Light & Power Improvements Mead-Pheonix Project Revenue Bonds 5.00%, 07/01/26	269,219
100,000	State of California (Other Revenue LOC) Advance Refunding GO 5.00%, 09/01/22	108,741
125,000	State of California Advance Refunding GO 5.00%, 11/01/23	140,759
325,000	State of California Advance Refunding GO 5.00%, 09/01/25	383,435
1,155,000	State of California Advance Refunding GO 5.00%, 08/01/26	1,392,618
200,000	State of California Advance Refunding GO 5.00%, 09/01/26	241,616
1,000,000	State of California Advance Refunding GO 5.00%, 08/01/27	1,232,260
1,345,000	State of California Advance Refunding GO, Series B 5.00%, 09/01/23	1,507,099
125,000	State of California Current Refunding GO 5.00%, 02/01/22	133,700
3,310,000	State of California Current Refunding GO 5.00%, 08/01/24	3,803,322
Principal Amount		Value
California (continued)
$2,000,000	State of California Current Refunding GO 5.00%, 10/01/25	$2,364,420
1,000,000	State of California Current Refunding GO 5.00%, 10/01/25	1,151,960
2,355,000	State of California Current Refunding GO 5.00%, 08/01/26	2,839,494
6,065,000	State of California Current Refunding GO 5.00%, 10/01/26	6,986,637
3,000,000	State of California Current Refunding GO 5.00%, 04/01/27	3,670,380
200,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/21	213,120
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/25	1,205,390
100,000	State of California Department of Water Resources Advance Refunding Revenue Bonds, Series AX 5.00%, 12/01/27	126,200
150,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/22	165,342
100,000	State of California Department of Water Resources Central Valley Project Current Refunding Revenue Bonds 5.00%, 12/01/24	117,255
1,300,000	State of California Department of Water Resources Power Supply Revenue Advance Refunding Revenue Bonds, Series O 5.00%, 05/01/22	1,403,961
100,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/21	104,139
150,000	State of California Department of Water Resources Power Supply Revenue Refunding Revenue Bonds, Series N 5.00%, 05/01/20	150,000

93

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$80,000	State of California Department of Water Resources Pre-refunded Water Utility Improvements Refunding Revenue Bonds, Series AQ 4.00%, 12/01/30(a)	$87,863
300,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AS 5.00%, 12/01/25	351,765
125,000	State of California Department of Water Resources Refunding Revenue Bonds, Series AV 5.00%, 12/01/27	151,828
1,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/25	1,182,210
10,000,000	State of California Multi Utility Improvements GO 5.00%, 10/01/26	12,104,200
1,500,000	State of California Refunding GO 5.00%, 04/01/24	1,707,690
550,000	Turlock Irrigation District Revenue Bonds 5.00%, 01/01/25	641,273
3,000,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AJ 4.60%, 05/15/31	3,558,150
13,915,000	University of California (College and University Revenue LOC) Refunding Revenue Bonds, Series AK 5.00%, 05/15/48(b)	15,498,388
1,955,000	University of California Advance Refunding Revenue Bonds, Series AY 5.00%, 05/15/24	2,248,270
995,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/24(a)	1,116,370
1,270,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/26(a)	1,424,915
3,235,000	University of California Current Pre-refunded Refunding Revenue Bonds, Series AF 5.00%, 05/15/30(a)	3,629,605
465,000	University of California Current Refunding Revenue Bonds, Series AF 5.00%, 05/15/20	465,614
Principal Amount		Value
California (continued)
$1,000,000	University of California Current Revenue Bonds, Series I 5.00%, 05/15/23	$1,114,430
1,575,000	University of California Pre-refunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/30(a)	1,709,631
200,000	University of California University & College Improvements Refunding Revenue Bonds, Series BB 5.00%, 05/15/25	236,592
100,000	University of California University & College Improvements Revenue Bonds, Series AM 5.00%, 05/15/26	114,787
275,000	University of California University & College Improvements Unrefunded Revenue Bonds, Series S 5.00%, 05/15/20	275,363
130,000	University of California Unrefunded Limited Project Current Refunding Revenue Bonds, Series G 5.00%, 05/15/23	140,314
125,000	Ventura County Community College District Advance Refunding GO 5.00%, 08/01/24	145,200
425,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/24	497,339
460,000	Ventura County Public Financing Authority Advance Refunding Revenue Bonds 5.00%, 11/01/26	568,105
100,000	Walnut Energy Center Authority Current Refunding Revenue Bonds 5.00%, 01/01/23	110,505
250,000	West Valley-Mission Community College District Current Refunding GO, Series A 5.00%, 08/01/27	311,355
100,000	William S Hart Union High School District Advance Refunding GO 5.00%, 08/01/24	115,261

94

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
California (continued)
$125,000	Yosemite Community College District Current Refunding GO 5.00%, 08/01/25	$147,659
Total Municipal Bonds (Cost $304,330,827)		308,647,840

U.S. GOVERNMENT SECURITIES — 9.8%

U.S. Treasury Notes — 9.8%
30,770,000	2.00%, 02/15/2025	33,172,704
1,300,000	2.25%, 02/15/2027	1,451,988
Total U.S. Government Securities (Cost $32,712,543)		34,624,692

CORPORATE BONDS — 0.6%

UNITED STATES — 0.6%
2,000,000	Stanford Health Care, 3.31%, 08/15/30	2,173,784
Total Corporate Bonds (Cost $2,000,000)		2,173,784

Shares
INVESTMENT COMPANY — 1.9%
6,701,463	SEI Daily Income Trust Government II Fund, Class A, 0.32%(c)	6,701,463
Total Investment Company (Cost $6,701,463)		6,701,463

TOTAL INVESTMENTS — 99.3% (Cost $345,744,833)		$352,147,779
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		2,358,128
NET ASSETS — 100.0%		$354,505,907

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.
(c)	The rate shown represents the current yield as of April 30, 2020.

The following abbreviations are used in the report:

COP — Certificates of Participation

GO — General Obligations

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
California	87.0%
U.S. Government Securities	9.8
Other*	3.2
100.0%

*	Includes cash and equivalents, U.S. Government Securities, corporate bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

95

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 90.5%

New York — 90.5%
$2,000,000	Battery Park City Authority Current Refunding Revenue Bonds, Series A 5.00%, 11/01/25	$2,263,140
100,000	Build NYC Resource Corp. Refunding Revenue Bonds, Series A 5.00%, 06/01/24	115,755
1,110,000	City of New York Public Improvements GO, Series 2018-1 5.00%, 08/01/25	1,287,434
225,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	255,152
2,520,000	City of New York Advance Refunding GO, Series A 5.00%, 08/01/26	2,982,420
350,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	376,740
150,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	161,460
875,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	967,715
200,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/23	221,192
1,515,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	1,738,811
100,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/28	120,205
125,000	City of New York Advance Refunding GO, Series D 5.00%, 08/01/24	141,751
100,000	City of New York Advance Refunding GO, Series E 5.00%, 08/01/24	113,401
4,500,000	City of New York Current Refunding GO, Series 2019-A 5.00%, 08/01/25	5,219,325
4,250,000	City of New York Current Refunding GO, Series E 5.00%, 08/01/24	4,819,543
225,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/21	234,932
255,000	City of New York Public Improvements GO, Series 1 5.00%, 08/01/23	282,020
Principal Amount		Value
New York (continued)
$1,000,000	City of New York Public Improvements GO, Sub-Series D-3 5.00%, 08/01/38(a)(b)	$1,102,780
200,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/23	219,200
100,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/24	109,875
4,775,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 03/01/28	5,238,223
1,500,000	City of New York Public Improvements GO, Sub-Series F-1 5.00%, 04/01/43	1,725,915
100,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/23(a)	111,581
1,500,000	City of New York Public Improvements GO, Sub-Series H-A 5.00%, 01/01/25(a)	1,716,765
1,325,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/25	1,501,199
3,000,000	City of New York Public Improvements GO, Sub-Series I-1 5.00%, 03/01/26	3,386,970
200,000	City of New York Public Improvements GO, Sub-Series F-3 5.00%, 12/01/25(a)	233,662
275,000	City of New York Refunding Cash Flow Management GO Notes, Series 1 5.00%, 08/01/22(a)	296,010
300,000	City of New York Refunding GO, Series B 5.00%, 08/01/25	347,955
400,000	City of New York Refunding GO, Series C 5.00%, 08/01/27	469,688
1,250,000	City of New York Refunding GO, Series C-1 5.00%, 08/01/25	1,449,813
29,000,000	City of New York Refunding GO, Series C-1 5.00%, 08/01/26	34,321,500

96

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$200,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	$215,280
100,000	City of New York Refunding GO, Series F 5.00%, 08/01/29	106,103
10,410,000	City of New York Refunding GO, Series F 5.00%, 08/01/30	11,026,688
1,035,000	City of New York Refunding GO, Series H 5.00%, 08/01/22	1,114,074
150,000	City of New York Refunding GO, Series J 5.00%, 08/01/22	161,460
325,000	City of New York Refunding GO, Series J 5.00%, 08/01/24	368,553
500,000	City of New York Refunding GO, Series J 5.00%, 08/01/25	555,830
100,000	City of New York Refunding GO, Sub-Series H-3 5.00%, 08/01/23(a)	110,595
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/21	366,496
350,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/22	380,191
100,000	County of Westchester NY Recreation Facilities Improvements GO, Series A 5.00%, 07/01/23	112,221
110,000	County of Westchester NY Sewer Improvements GO, Series C 5.00%, 07/01/22	119,489
375,000	Erie County Fiscal Stability Authority Advance Refunding Revenue Bonds 5.00%, 09/01/22	410,689
150,000	Erie County Fiscal Stability Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/22	161,340
300,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/23	335,520
Principal Amount		Value
New York (continued)
$125,000	Erie County Industrial Development Agency (The) City School District of the City of Buffalo Project Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	$144,539
100,000	Erie County Industrial Development Agency (The) Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/21	104,089
100,000	Erie County Industrial Development Agency (The) School Improvements City School District of the City of Buffalo Project Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/22	103,997
500,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/25	579,615
1,200,000	Long Island Power Authority Electric System General Revenue Bonds 5.00%, 09/01/35	1,404,888
4,000,000	Long Island Power Authority Refunding Revenue Bonds, Series B 5.00%, 09/01/25	4,306,560
2,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/26	2,285,920
900,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series B 5.00%, 11/15/25	903,438
125,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series D 5.00%, 11/15/24	125,399
100,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series F 5.00%, 11/15/23	100,255
700,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/23	701,302
2,225,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series D 5.00%, 11/15/28	2,229,139

97

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$205,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/25	$205,381
1,500,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series F 5.00%, 11/15/30	1,502,445
1,000,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Sub-Series C-1 5.00%, 11/15/27	1,003,820
370,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/26	371,628
1,500,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds 5.00%, 11/15/48(b)	1,542,780
150,000	Metropolitan Transportation Authority Green Bond Refunding Revenue Bonds, Series A2 5.00%, 11/15/25	150,573
2,570,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/23	2,787,191
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/27	289,893
3,000,000	Metropolitan Transportation Authority Green Bond Revenue Bonds 5.00%, 11/15/28	3,462,630
250,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Series C-1 5.00%, 11/15/23	250,638
375,000	Metropolitan Transportation Authority Green Bond Revenue Bonds, Sub-Series B-2 5.00%, 11/15/26	428,610
150,000	Metropolitan Transportation Authority Prerefunded Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/25(c)	177,315
1,600,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/25	1,695,040
Principal Amount		Value
New York (continued)
$2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A 5.00%, 11/15/29	$2,633,850
525,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(b)	532,497
2,500,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series B-1 5.00%, 11/15/29(a)	2,684,225
100,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/23(a)	100,185
8,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series D-1 5.00%, 11/01/27(a)	8,014,800
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series B 5.00%, 11/15/20	150,059
100,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/22	100,185
150,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Sub-Series A-1 5.00%, 11/15/25	150,527
375,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/22	375,698
600,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/23	601,530
100,000	Metropolitan Transportation Authority Transportation Green Bond Advance Refunding Revenue Bonds 5.00%, 11/15/26	100,439
100,000	Monroe County Industrial Development Agency School Improvements Revenue Bonds, (State Aid Withholding) 5.00%, 05/01/24	113,487

98

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$300,000	Nassau County Sewer & Storm Water Finance Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/24	$350,205
2,500,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds 1.75%, 05/01/59(b)	2,502,875
3,000,000	New York City Housing Development Corp. Multi-Family Housing Revenue Bonds, Series L 2.75%, 05/01/50(b)	3,095,490
250,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/23	278,083
100,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	117,021
1,035,000	New York City Transitional Finance Authority Building Aid Revenue Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	1,237,974
300,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/23	333,699
100,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S, (State Aid Withholding) 5.00%, 07/15/24	114,247
150,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/25	171,906
Principal Amount		Value
New York (continued)
$125,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/26	$146,048
8,000,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/28	8,621,680
1,075,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-2A, (State Aid Withholding) 5.00%, 07/15/25	1,257,987
125,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/23	139,041
250,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-3A, (State Aid Withholding) 5.00%, 07/15/24	285,618
100,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/23	111,233
525,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/24	599,797
2,000,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/25	2,340,440
150,000	New York City Transitional Finance Authority Building Aid Revenue Refunding Revenue Bonds, Sub-Series S-4A, (State Aid Withholding) 5.00%, 07/15/27	183,092

99

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York City Transitional Finance Authority Building Aid Revenue School Improvements Revenue Bonds, Series- S1, (State Aid Withholding) 5.00%, 07/15/22	$1,080,730
330,000	New York City Transitional Finance Authority Building Aid Revenue Unrefunded Advance Refunding Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/22	356,641
475,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/23	532,808
250,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series C 5.00%, 11/01/24	287,808
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/23	111,367
4,375,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/24	5,003,731
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 08/01/28	232,624
3,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 02/01/30	3,577,770
4,575,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 11/01/23	5,131,778
225,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/26	269,366
Principal Amount		Value
New York (continued)
$150,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series F-1 5.00%, 05/01/23	$165,839
200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/25	226,890
190,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series FI 5.00%, 08/01/29	214,630
2,650,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Sub-Series I 5.00%, 05/01/26	2,919,134
100,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Unrefunded Revenue Bonds 5.00%, 11/01/25	112,741
150,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	159,278
5,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/23	5,608,500
670,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series C 5.00%, 11/01/27	753,991
600,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/23	663,354
300,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series C-1 5.00%, 05/01/24	340,836
350,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Sub-Series B-1 5.00%, 08/01/23	389,788

100

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$200,000	New York City Water & Sewer System Current Refunding Revenue 5.00%, 06/15/24	$229,780
1,825,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series AA 5.00%, 06/15/26	2,205,713
2,000,000	New York City Water & Sewer System Current Refunding Revenue Bonds, Series CC 5.00%, 06/15/25	2,359,220
7,500,000	New York City Water & Sewer System Refunding Revenue Bonds 5.00%, 06/15/28	8,738,025
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series DD-2 5.00%, 06/15/25	2,262,440
150,000	New York City Water & Sewer System Refunding Revenue Bonds, Series FF 5.00%, 06/15/25	176,942
125,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/25	147,451
2,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series GG 5.00%, 06/15/27	2,335,500
1,040,000	New York City Water & Sewer System Refunding Revenue Bonds, Series HH 5.00%, 06/15/31	1,078,636
450,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series BB-2 5.00%, 06/15/29	549,860
1,500,000	New York City Water & Sewer System Refunding Revenue Bonds, Sub-Series FF-1 5.00%, 06/15/49	1,770,345
4,750,000	New York City Water & Sewer System Water Utility Improvements Revenue Bonds, Series BB-2 5.00%, 06/15/25	5,373,295
390,000	New York State Dormitory Authority Advance Refunding Revenue Bonds 5.00%, 07/01/23	432,393
255,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	272,804
Principal Amount		Value
New York (continued)
$150,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/22	$161,432
500,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	575,835
6,170,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/25	7,162,445
1,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/26	1,212,550
360,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/28	434,974
4,715,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 02/15/29	5,667,807
100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/24	113,167
6,775,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/27	8,113,401
600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series D 5.00%, 02/15/28	717,348
525,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	595,508
1,600,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/25	1,861,296
650,000	New York State Dormitory Authority Green Bond Revenue Bonds 5.00%, 07/01/24	748,586
100,000	New York State Dormitory Authority Master BOCES Program Advance Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/27	122,095

101

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$1,600,000	New York State Dormitory Authority Prerefunded Revenue Bonds, Series A 5.00%, 07/01/26(c)	$1,810,768
3,765,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/26	4,362,581
1,455,000	New York State Dormitory Authority Public Improvement Revenue Bonds, Series E 5.00%, 02/15/30	1,671,446
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-A 5.00%, 03/15/24	141,535
150,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/26	177,477
10,335,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series 2015B-B 5.00%, 03/15/29	12,129,053
2,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/24	2,264,560
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/26	118,721
230,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A 5.00%, 03/15/27	275,639
350,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/25	406,298
100,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/26	118,803
125,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/27	151,708
Principal Amount		Value
New York (continued)
$5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/28	$5,773,600
500,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series B 5.00%, 02/15/30	574,380
100,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/23	108,773
200,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/25	228,334
3,275,000	New York State Dormitory Authority Refunding Revenue Bonds, Series 1, (State Aid Withholding) 5.00%, 01/15/27	3,889,423
125,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/22	136,851
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/24	3,307,500
150,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/24	164,615
1,925,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/25	2,176,001
1,025,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	1,156,631
5,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/29	6,462,335
4,765,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/29	5,185,464
5,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/50	6,038,950

102

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$350,000	New York State Dormitory Authority Refunding Revenue Bonds, Series C 5.00%, 03/15/25	$396,547
400,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/24	452,668
3,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/28	3,714,990
350,000	New York State Dormitory Authority School Improvements Bidding Group 1 Revenue Bonds, Series C 5.00%, 03/15/23	385,553
625,000	New York State Dormitory Authority School Improvements Bidding Group 2 Unrefunded Refunding Revenue Bonds 5.00%, 03/15/24	707,675
3,000,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	3,402,900
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/24	141,535
8,050,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	9,787,593
125,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series A 5.00%, 03/15/27	151,530
100,000	New York State Dormitory Authority School Improvements Group 1 Revenue Bonds, Series E 5.00%, 03/15/23	110,157
2,500,000	New York State Dormitory Authority School Improvements Income Tax Revenue Bonds, Series A 5.00%, 02/15/28	2,987,300
Principal Amount		Value
New York (continued)
$5,420,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/23	$5,978,639
1,305,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 03/15/24	1,480,262
425,000	New York State Dormitory Authority School Improvements Revenue Bonds, Series A 5.00%, 02/15/26	504,917
355,000	New York State Dormitory Authority Third Generation Resolution State Universal Refunding Revenue Bonds 5.00%, 05/15/24	382,495
150,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/22	162,671
140,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/24	161,480
2,525,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	2,993,009
100,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/25	118,535
1,025,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 03/15/26	1,163,795
1,750,000	New York State Dormitory Authority University and College Improvements Revenue Bonds, Series A 5.00%, 07/01/26	2,126,583
200,000	New York State Dormitory Authority University of New York Dormitory Facilities Student Housing Revenue Bonds, Series A 5.00%, 07/01/22	215,420

103

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$145,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds 5.00%, 07/01/21	$145,948
150,000	New York State Dormitory Authority Unrefunded Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/23	151,764
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds 5.00%, 03/15/23	110,983
100,000	New York State Environmental Facilities Corp. Green Bond Revenue Bonds, Series C 5.00%, 02/15/27	123,371
175,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	189,495
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/22	108,283
475,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/27	530,428
6,250,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds 5.00%, 06/15/28	7,156,250
100,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/22	108,283
275,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series A 5.00%, 06/15/24	317,141
125,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/21	130,738
1,485,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Sub-Series A 5.00%, 06/15/24	1,608,003
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/23	3,355,950
Principal Amount		Value
New York (continued)
$985,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	$1,135,941
550,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/24	634,282
4,240,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/27	5,271,846
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds 5.00%, 06/15/36	1,241,060
100,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/23	111,865
605,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Subordinated SRF Bonds 5.00%, 06/15/24	697,710
100,000	New York State Housing Finance Agency Refunding Revenue Bonds, Series A 5.00%, 09/15/20	101,551
100,000	New York State Thruway Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	106,981
375,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series L 5.00%, 01/01/26	444,206
150,000	New York State Thruway Authority Highway & Bridge Trust Fund Refunding Revenue Bonds, Series A 5.00%, 04/01/23	161,427
895,000	New York State Thruway Authority Prerefunded Revenue Bonds, Series I 5.00%, 01/01/28(c)	958,948
2,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series J 5.00%, 01/01/27	2,223,640

104

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$375,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/24	$422,610
300,000	New York State Thruway Authority Refunding Revenue Bonds, Series K 5.00%, 01/01/26	336,492
250,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/23	274,048
125,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/24	140,869
200,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/25	231,328
100,000	New York State Thruway Authority Refunding Revenue Bonds, Series L 5.00%, 01/01/27	118,671
1,925,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,289,826
300,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	340,290
425,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/22	454,674
100,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	110,307
1,050,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/26	1,249,815
Principal Amount		Value
New York (continued)
$1,920,000	New York State Urban Development Corp. Personal Income Tax Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	$2,276,794
200,000	New York State Urban Development Corp. Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/23	220,614
225,000	New York State Urban Development Corp. Personal Income Tax Refunding Revenue Bonds, Series A 5.00%, 03/15/24	255,218
150,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/22	160,473
200,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/24	226,860
15,000,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	17,006,850
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/26	119,029
100,000	New York State Urban Development Corp. State Personal Income Tax Advance Refunding Revenue Bonds 5.00%, 03/15/27	121,585
150,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 5.00%, 03/15/23	155,067
400,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series A 4.00%, 03/15/24	409,284
105

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$175,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/23	$193,037
5,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/26	5,508,850
3,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/28	3,297,300
2,000,000	New York State Urban Development Corp. State Personal Income Tax Public Improvements Revenue Bonds, Series E 5.00%, 03/15/29	2,195,240
1,190,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/25	1,380,793
2,085,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/26	2,391,975
175,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 12/15/26	196,565
2,250,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds 5.00%, 09/01/34	2,496,173
100,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 175 5.00%, 12/01/22	108,493
150,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/24	168,804
375,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 189 5.00%, 05/01/25	431,948
125,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 205 5.00%, 11/15/22	135,449
Principal Amount		Value
New York (continued)
$2,885,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/25	$3,203,187
800,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/27	885,888
5,000,000	Port Authority of New York & New Jersey Refunding Revenue Bonds, Series 179 5.00%, 12/01/28	5,524,000
300,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/22	322,026
100,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/23	110,299
325,000	Port Authority of New York & New Jersey Revenue Bonds, Two Hundred Ninth Series 5.00%, 07/15/24	367,585
125,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/23	142,208
475,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/24	557,379
5,150,000	Sales Tax Asset Receivable Corp. Refunding Revenue Bonds, Series A 5.00%, 10/15/30	5,931,564
8,195,000	State of New York Green Current Refunding GO, Series B 2.55%, 02/15/29	8,517,473
425,000	State of New York Green GO, Series A 5.00%, 02/15/22	456,174
100,000	State of New York Green GO, Series A 5.00%, 02/15/26	121,185
250,000	State of New York Public Improvements GO, Series A 5.00%, 03/01/24	278,895
1,000,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A 4.00%, 05/01/33	1,151,710

106

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$1,915,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A 4.00%, 05/01/34	$2,194,571
1,000,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A 4.00%, 05/01/35	1,138,640
1,000,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A 4.00%, 05/01/36	1,133,890
400,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 4.00%, 05/01/22	424,280
150,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/23	155,982
500,000	Syracuse Industrial Development Agency Syracuse City School Improvements Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 05/01/26	609,895
375,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/24	435,893
3,715,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/25	4,085,200
475,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/26	521,740
1,050,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/27	1,151,682
Principal Amount		Value
New York (continued)
$1,575,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Sub-Series A 5.00%, 11/15/29	$1,722,641
100,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25	119,215
265,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/23	299,532
435,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series B 5.00%, 11/15/27	508,228
6,340,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/29	6,973,746
1,500,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/30	1,647,135
250,000	Triborough Bridge & Tunnel Authority MTA Bridges & Tunnels Advance Refunding Revenue Bonds 5.00%, 11/15/23	282,578
125,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/25(c)	150,151
250,000	Triborough Bridge & Tunnel Authority Prerefunded Highway Improvements Revenue Bonds, Series C 5.00%, 11/15/27(c)	281,618
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/20	153,288
1,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/22	1,096,410
150,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	174,357

107

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Principal Amount		Value
New York (continued)
$100,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 5.00%, 11/15/24	$108,855
1,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 06/15/25	1,957,060
100,000	Utility Debt Securitization Authority Refunding Revenue Bonds 5.00%, 12/15/26	116,405
1,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series A 5.00%, 06/15/26	1,722,045
1,080,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/28	1,217,225
8,720,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/29	9,811,570
2,750,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series E 5.00%, 12/15/30	3,090,120
Total Municipal Bonds (Cost $477,547,867)		476,698,766

U.S. GOVERNMENT SECURITIES — 6.0%

U.S. Treasury Notes — 6.0%
14,500,000	1.63%, 02/15/2026	15,477,051
7,000,000	2.00%, 02/15/2025	7,546,602
7,800,000	2.25%, 02/15/2027	8,711,930
Total U.S. Government Securities (Cost $29,950,949)		31,735,583
Shares		Value
INVESTMENT COMPANY — 3.4%
17,568,795	SEI Daily Income Trust Government II Fund, Class A, 0.32%(d)	$17,568,795
Total Investment Company (Cost $17,568,795)		17,568,795

TOTAL INVESTMENTS — 99.9% (Cost $525,067,611)		$526,003,144
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		721,716
NET ASSETS — 100.0%		$526,724,860

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of April 30, 2020.
(c)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d)	The rate shown represents the current yield as of April 30, 2020.

The following abbreviation is used in the report:

GO — General Obligations

Portfolio diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
New York	90.5%
U.S. Government Securities	6.0
Other*	3.5
100.0%

*	Includes cash and equivalents, U.S. Government Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

108

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2020 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
ASSETS:
Investments, at fair value	$2,028,474,950	$15,544,988,512	$35,739,070	$5,913,071,852
Foreign currency, at value (Cost $0, $1,526,904, $0 and $6,347,722, respectively)	—	1,538,773	—	6,384,052
Cash	3	1,357,589	1	32,657,953
Dividends and interest receivable	222,226	24,994,618	128,341	8,488,560
Receivable for Fund shares sold	622,480	7,772,270	—	5,594,635
Receivable for investments sold	14,332,600	49,974,697	—	46,716,723
Prepaid expenses	8,842	31,899	20,347	15,593
Total Assets	2,043,661,101	15,630,658,358	35,887,759	6,012,929,368
LIABILITIES:
Due to broker for collateral	—	1,060,000	—	220,000
Payable for Fund shares redeemed	165,577	13,616,565	—	2,676,027
Payable for investments purchased	13,446,616	69,252,927	—	35,496,815
Unrealized depreciation on forward foreign currency exchange contracts	—	365,950	—	112,046
Accrued expenses and other payables:
Investment advisory	1,045,909	9,759,468	9,280	3,623,029
Administration	91,744	723,678	5,650	270,226
Shareholder servicing fee	302,903	2,401,445	5,344	896,768
Custody	25,257	379,043	1,095	204,317
Directors	13,126	115,666	243	41,524
Legal and audit	25,229	161,128	17,340	79,313
Other	17,854	196,752	7,284	154,540
Total Liabilities	15,134,215	98,032,622	46,236	43,774,605
NET ASSETS	$2,028,526,886	$15,532,625,736	$35,841,523	$5,969,154,763
NET ASSETS consist of:
Capital paid-in	$1,538,957,219	$13,214,096,249	$38,528,471	$5,705,791,604
Total distributable earnings/(accumulated gain/loss)	489,569,667	2,318,529,487	(2,686,948)	263,363,159
NET ASSETS	$2,028,526,886	$15,532,625,736	$35,841,523	$5,969,154,763
Net Asset Value, maximum offering price and redemption price per share	$17.18	$13.24	$9.23	$13.22
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	118,059,733	1,173,239,539	3,882,381	451,360,123
INVESTMENTS, AT COST	$1,555,356,870	$12,990,367,966	$37,963,964	$5,571,017,152

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2020 (Unaudited)

MULTI-ASSET OPPORTUNITIES FUND(a)
ASSETS:
Investments, at fair value	$2,210,170,949
Foreign currency, at value (Cost $76,469)	103,078
Due from broker for collateral	146,035,000
Structured option contracts, at value (Premium paid $50,293,965)	56,460,337
Dividends and interest receivable	3,805,973
Receivable for Fund shares sold	421,672
Receivable for investments sold	82,030,479
Unrealized appreciation on swap contracts	21,930,806
Unrealized appreciation on forward foreign currency exchange contracts	28,354
Prepaid expenses	14,247
Total Assets	2,521,000,895
LIABILITIES:
Payable to brokers for collateral	52,190,000
Written option contracts, at value (Premium received $4,881,857)	2,510,000
Structured option contracts, at value (Premium received $8,784,275)	48,047,969
Payable to Custodian	170
Payable for Fund shares redeemed	4,143,209
Payable for investments purchased	33,972,252
Unrealized depreciation on swap contracts	101,957,347
Unrealized depreciation on forward foreign currency exchange contracts	16,778
Accrued expenses and other payables:
Investment advisory	1,894,932
Administration	162,217
Shareholder servicing fee	423,163
Custody	31,100
Directors	33,262
Legal and Audit	206,074
Other	64,747
Total Liabilities	245,653,220
NET ASSETS	$2,275,347,675
NET ASSETS consist of:
Capital paid-in	$3,388,320,679
Total distributable earnings/(accumulated loss)	(1,112,973,004)
NET ASSETS	$2,275,347,675
Net Asset Value, maximum offering price and redemption price per share	$5.99
Number of shares authorized	3,500,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	380,068,255
INVESTMENTS, AT COST	$2,423,155,674

(a)	Consolidated Statement of Assets and Liabilities.

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2020 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value	$1,532,775,585	$3,746,304,289	$352,147,779	$526,003,144
Cash	1	1	1	1
Dividends and interest receivable	8,506,428	41,078,223	3,747,254	5,902,960
Receivable for Fund shares sold	2,939,984	8,589,988	174,480	711,312
Receivable for investments sold	65,122,916	7,941,015	—	—
Prepaid expenses	8,469	11,824	6,664	6,908
Total Assets	1,609,353,383	3,803,925,340	356,076,178	532,624,325
LIABILITIES:
Payable for Fund shares redeemed	145,563	779,411	—	5,632,941
Payable for investments purchased	69,825,243	30,731,371	1,395,210	—
Accrued expenses and other payables:
Investment advisory	353,476	877,814	72,404	113,922
Administration	77,904	185,058	20,925	29,659
Shareholder servicing fee	250,697	616,961	57,732	86,984
Custody	18,803	46,271	4,330	6,524
Directors	10,268	24,782	2,772	3,435
Legal and Audit	33,512	49,344	10,861	13,660
Other	20,096	59,635	6,037	12,340
Total Liabilities	70,735,562	33,370,647	1,570,271	5,899,465
NET ASSETS	$1,538,617,821	$3,770,554,693	$354,505,907	$526,724,860
NET ASSETS consist of:
Capital paid-in	$1,453,506,955	$3,699,545,460	$347,629,636	$522,770,843
Total distributable earnings/(accumulated gain)	85,110,866	71,009,233	6,876,271	3,954,017
NET ASSETS	$1,538,617,821	$3,770,554,693	$354,505,907	$526,724,860
Net Asset Value, maximum offering price and redemption price per share	$11.84	$12.22	$10.33	$10.26
Number of shares authorized	2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	130,004,579	308,574,572	34,301,754	51,313,553
INVESTMENTS, AT COST	$1,451,530,600	$3,683,681,295	$345,744,833	$525,067,611

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2020 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	ALL CAP ESG FUND	SMALL & MID CAP STRATEGIES FUND
INVESTMENT INCOME:
Interest	$—	$2,249,351	$—	$415,094
Dividends	10,214,731	139,853,128	486,975	36,071,562
Foreign tax withheld	—	(4,912,294)	(28,127)	(1,762,464)
Total investment income	10,214,731	137,190,185	458,848	34,724,192
EXPENSES:
Investment advisory fees	6,201,173	66,866,973	139,371	25,841,126
Shareholder servicing fees	1,793,299	16,483,649	37,166	6,080,265
Administration and Accounting fees	413,420	3,697,168	20,614	1,371,878
Custodian fees	159,697	2,447,690	6,915	687,470
Directors fees and expenses	26,128	239,378	527	87,162
Insurance premiums	9,752	35,186	6,843	17,201
Legal and Audit fees	36,220	285,806	9,841	121,499
Printing and postage fees	10,244	57,771	4,779	26,751
Registration fees	17,696	35,497	10,871	30,934
Transfer agent fees	91,398	799,788	7,800	298,316
Miscellaneous expenses	11,510	55,689	9,952	394,400
Total expenses	8,770,537	91,004,595	254,679	34,957,002
Expenses waived by Adviser (Note 7)	—	—	(68,851)	(1,211,532)
Net expenses	8,770,537	91,004,595	185,828	33,745,470
NET INVESTMENT INCOME	1,444,194	46,185,590	273,020	978,722
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, NET OF FOREIGN TAXES:
Net realized gains/(loss) on:
Investments	17,821,347	(238,475,586)	762,480	(41,266,316)
Foreign capital gains tax	—	(985,802)	—	—
Forward foreign currency exchange contracts	—	(3,171,368)	—	(900,111)
Foreign currency transactions	(21,799)	(535,256)	(3,069)	(278,660)
Net change in unrealized appreciation/(depreciation) on:
Investments	14,277,617	(1,023,796,425)	(4,310,089)	(553,832,565)
Foreign currency transactions	(34)	165,656	(1,275)	53,100
Forward foreign currency exchange contracts	—	(365,950)	—	(112,046)
Foreign deferred taxes on unrealized appreciation	—	2,601,509	—	—
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, net of foreign taxes	32,077,131	(1,264,563,222)	(3,551,953)	(596,336,598)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,521,325	$(1,218,377,632)	$(3,278,933)	$(595,357,876)

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2020 (Unaudited)

MULTI-ASSET OPPORTUNITIES FUND(a)
INVESTMENT INCOME:
Interest	$70,358,287
Dividends	6,351,891
Foreign tax withheld	(19,929)
Total investment income	76,690,249
EXPENSES:
Investment advisory fees	24,646,992
Shareholder servicing fees	4,743,537
Administration and Accounting fees	1,097,735
Custodian fees	105,145
Directors fees and expenses	70,892
Insurance premiums	15,718
Legal and Audit fees	298,988
Printing and postage fees	22,134
Registration fees	18,125
Transfer agent fees	251,318
Miscellaneous expenses	74,436
Total expenses	31,345,020
Expenses waived by Adviser (Note 7)	(2,888,792)
Net expenses	28,456,228
NET INVESTMENT INCOME	48,234,021
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS AND STRUCTURED OPTIONS, FOREIGN CURRENCY TRANSACTIONS:
Net realized gain/(loss) on:
Investments	(108,800,297)
Futures contracts	(16,099,875)
Swap agreements	(102,186,033)
Written options and structured options	(581,357,614)
Forward foreign currency exchange contracts	1,179,958
Foreign currency transactions	(3,316,504)
Net change in unrealized appreciation/(depreciation) on:
Investments	(144,043,381)
Futures contracts	(2,354,900)
Swap agreements	(95,443,417)
Written options and structured options	(60,820,973)
Forward foreign currency exchange contracts	(219,824)
Foreign currency transactions	(947,712)
Net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions	(1,114,410,572)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,066,176,551)

(a)	Consolidated Statement of Operations.

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2020 (Unaudited)

	FIXED INCOME FUND	MUNICIPAL BOND FUND	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$16,956,512	$34,438,270	$2,953,778	$4,535,344
Dividends	62,382	363,788	24,642	77,907
Total investment income	17,018,894	34,802,058	2,978,420	4,613,251
EXPENSES:
Investment advisory fees	3,030,256	6,922,078	768,499	1,170,810
Shareholder servicing fees	1,518,460	3,742,358	341,555	523,246
Administration and Accounting fees	346,726	836,298	87,628	127,627
Custodian fees	113,884	280,677	25,617	39,243
Directors fees and expenses	20,866	51,136	5,174	7,148
Insurance premiums	9,340	13,042	7,351	7,620
Legal and Audit fees	33,923	65,498	11,984	15,127
Printing and postage fees	9,072	15,464	5,777	6,245
Registration fees	33,953	62,178	21,454	25,551
Transfer agent fees	72,180	168,367	20,330	27,503
Miscellaneous expenses	15,767	53,523	19,864	22,283
Total expenses	5,204,427	12,210,619	1,315,233	1,972,403
Expenses waived by Advisor (Note 7)	(876,816)	(1,544,898)	(341,800)	(481,151)
Net expenses	4,327,611	10,665,721	973,433	1,491,252
NET INVESTMENT INCOME	12,691,283	24,136,337	2,004,987	3,121,999
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	12,416,062	11,297,804	96,474	2,450,088
Net change in unrealized appreciation/(depreciation) on:
Investments	42,849,959	(24,983,937)	(487,765)	(9,431,912)
Net realized and change in unrealized gain/(loss) on investments	55,266,021	(13,686,133)	(391,291)	(6,981,824)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,957,304	$10,450,204	$1,613,696	$(3,859,825)

See Notes to Financial Statements.

109

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND		LARGE CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$1,444,194	$9,407,157	$46,185,590	$151,940,694
Net realized gain/(loss) on investments, foreign capital gains tax, foreign currency transactions	17,799,548	162,599,776	(243,168,012)	740,802,959
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	14,277,583	105,646,605	(1,021,395,210)	1,086,161,287
Net increase/(decrease) in net assets resulting from operations	33,521,325	277,653,538	(1,218,377,632)	1,978,904,940
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(158,030,798)	(81,538,163)	(841,174,746)	(684,286,172)
Total distributions to shareholders	(158,030,798)	(81,538,163)	(841,174,746)	(684,286,172)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	405,338,437	259,037,010	1,135,897,102	1,890,886,896
Reinvestment of distributions	102,617,948	51,355,652	449,497,820	343,901,108
Value of capital stock redeemed	(121,207,036)	(579,883,757)	(995,096,123)	(3,026,676,067)
Net increase/(decrease) in net assets resulting from capital stock transactions	386,749,349	(269,491,095)	590,298,799	(791,888,063)
Net increase/(decrease) in net assets	262,239,876	(73,375,720)	(1,469,253,579)	502,730,705
NET ASSETS:
Beginning of period	1,766,287,010	1,839,662,730	17,001,879,315	16,499,148,610
End of period	$2,028,526,886	$1,766,287,010	$15,532,625,736	$17,001,879,315
CAPITAL SHARE TRANSACTIONS:
Shares sold	25,640,309	15,277,193	85,407,614	137,451,075
Shares issued as reinvestment of distributions	5,768,294	3,227,885	30,745,405	26,211,975
Shares redeemed	(7,114,419)	(32,475,341)	(76,990,975)	(219,307,552)
Net increase/(decrease) in shares outstanding	24,294,184	(13,970,263)	39,162,044	(55,644,502)

See Notes to Financial Statements.

115

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

ALL CAP ESG FUND		SMALL & MID CAP STRATEGIES FUND
FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
(Unaudited)		(Unaudited)

$273,020	$796,599	$978,722	$34,440,518
759,411	(730,555)	(42,445,087)	283,364,055

(4,311,364)	3,086,993	(553,891,511)	131,693,194

(3,278,933)	3,153,037	(595,357,876)	449,497,767

(871,188)	(426,110)	(294,105,662)	(584,296,570)
(871,188)	(426,110)	(294,105,662)	(584,296,570)

3,044,916	5,732,538	793,021,382	1,632,309,102
123,814	405,455	158,298,277	314,559,459
(1,751,855)	(292,723)	(371,142,411)	(1,756,120,763)

1,416,875	5,845,270	580,177,248	190,747,798
(2,733,246)	8,572,197	(309,286,290)	55,948,995

38,574,769	30,002,572	6,278,441,053	6,222,492,058
$35,841,523	$38,574,769	$5,969,154,763	$6,278,441,053

329,764	582,983	61,490,821	113,658,909
11,859	43,785	10,245,843	24,346,707
(171,950)	(30,343)	(28,405,496)	(122,559,353)
169,673	596,425	43,331,168	15,446,263

See Notes to Financial Statements.

116

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	MULTI-ASSET OPPORTUNITIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2020(a)	FOR THE YEAR ENDED OCTOBER 31, 2019(a)
	(Unaudited)
FROM OPERATIONS:
Net investment income	$48,234,021	$137,558,776
Net realized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions	(810,580,365)	26,847,398
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and structured options, foreign currency transactions, net of foreign deferred taxes	(303,830,207)	119,087,128
Net increase/(decrease) in net assets resulting from operations	(1,066,176,551)	283,493,302
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(203,392,547)	(285,152,056)
Total distributions to shareholders	(203,392,547)	(285,152,056)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	278,014,571	1,343,035,762
Reinvestment of distributions	62,685,229	116,487,339
Value of capital stock redeemed	(2,102,867,290)	(1,424,453,994)
Net increase/(decrease) in net assets resulting from capital stock transactions	(1,762,167,490)	35,069,107
Net increase/(decrease) in net assets	(3,031,736,588)	33,410,353
NET ASSETS:
Beginning of period	5,307,084,263	5,273,673,910
End of period	$2,275,347,675	$5,307,084,263
CAPITAL SHARE TRANSACTIONS:
Shares sold	37,975,208	185,895,030
Shares issued as reinvestment of distributions	8,302,679	17,596,275
Shares redeemed	(365,665,297)	(197,844,269)
Net increase/(decrease) in shares outstanding	(319,387,410)	5,647,036

(a)	Consolidated Statement of Changes in Net Assets.

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

FIXED INCOME FUND		MUNICIPAL BOND FUND
FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
(Unaudited)		(Unaudited)

$12,691,283	$22,816,474	$24,136,337	$41,870,405
12,416,062	11,941,711	11,297,804	531,984

42,849,959	58,914,175	(24,983,937)	132,116,431
67,957,304	93,672,360	10,450,204	174,518,820

(13,874,601)	(22,911,587)	(24,181,194)	(40,647,762)
(13,874,601)	(22,911,587)	(24,181,194)	(40,647,762)

170,758,211	674,032,961	431,624,661	1,876,838,241
8,143,667	13,001,267	6,241,790	9,958,370
(187,184,289)	(130,007,266)	(312,424,746)	(659,355,899)
(8,282,411)	557,026,962	125,441,705	1,227,440,712
45,800,292	627,787,735	111,710,715	1,361,311,770

1,492,817,529	865,029,794	3,658,843,978	2,297,532,208
$1,538,617,821	$1,492,817,529	$3,770,554,693	$3,658,843,978

14,774,223	60,698,953	35,068,656	155,628,423
707,525	1,167,782	511,276	825,924
(16,104,750)	(11,723,314)	(25,531,722)	(55,558,285)
(623,002)	50,143,421	10,048,210	100,896,062

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CALIFORNIA MUNICIPAL BOND FUND		NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE PERIOD ENDED OCTOBER 31, 2019(a)	FOR THE PERIOD ENDED APRIL 30, 2020	FOR THE PERIOD ENDED OCTOBER 31, 2019(a)
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$2,004,987	$3,228,311	$3,121,999	$4,793,578
Net realized gain (loss) on investments	96,474	725,434	2,450,088	1,413,792
Net change in unrealized appreciation/depreciation) on investments	(487,765)	6,890,711	(9,431,912)	10,367,445
Net increase (decrease) in net assets resulting from operations	1,613,696	10,844,456	(3,859,825)	16,574,815
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gain	(2,677,159)	(2,904,722)	(4,473,176)	(4,287,797)
Total distributions to shareholders	(2,677,159)	(2,904,722)	(4,473,176)	(4,287,797)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	53,765,040	356,911,421	90,704,085	512,094,535
Reinvestment of distributions	1,163,291	1,163,975	1,728,484	1,339,904
Value of capital stock redeemed	(38,919,395)	(26,454,696)	(56,226,721)	(26,869,444)
Net increase in net assets resulting from capital stock transactions	16,008,936	331,620,700	36,205,848	486,564,995
Net increase in net assets	14,945,473	339,560,434	27,872,847	498,852,013
NET ASSETS:
Beginning of period	339,560,434	—	498,852,013	—
End of period	$354,505,907	$339,560,434	$526,724,860	$498,852,013
CAPITAL SHARE TRANSACTIONS:
Shares sold	5,200,691	35,217,298	8,696,847	50,359,804
Shares issued as reinvestment of distributions	(3,756,509)	113,101	166,909	129,655
Shares redeemed	112,857	(2,585,684)	(5,439,951)	(2,599,711)
Net increase in shares outstanding	1,557,039	32,744,715	3,423,805	47,889,748

(a)	For the period from December 4, 2018 (commencement of operations) to October 31, 2019.

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		2019		2018		2017		2016		2015
Net asset value, beginning of period	$18.84		$17.08		$16.50		$13.69		$13.92		$15.00

Investment operations:
Net investment income	0.01(a	)	0.09(a	)	0.07(a	)	0.10(a	)	0.14(a	)	0.15(a )
Net realized and unrealized gains/(losses)	0.03		2.44		0.84		2.86		(0.05)		(0.41)
Total from investment operations	0.04		2.53		0.91		2.96		0.09		(0.26)

Distributions:
Net investment income	(0.08)		(0.08)		(0.09)		(0.15)		(0.16)		(0.19)
Net realized gains	(1.62)		(0.69)		(0.24)		—		(0.16)		(0.63)
Total distributions	(1.70)		(0.77)		(0.33)		(0.15)		(0.32)		(0.82)
Net asset value, end of period	$17.18		$18.84		$17.08		$16.50		$13.69		$13.92
Total return	(0.1	)%(b)	15.7%		5.6%		21.8%		0.7%		(1.7)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,028,527		$1,766,287		$1,839,663		$1,772,368		$1,246,197		$1,145,892
Ratio of expenses to average net assets before expense waivers	0.98	%(c)(d)	0.98	%(d)	0.98	%(d)	0.99	%(d)	1.00	%(d)	1.01%
Ratio of expenses to average net assets after expense waivers	0.98	%(c)	0.98%		0.98%		0.99%		1.00%		1.00%
Ratio of net investment income to average net assets	0.16	%(c)	0.51%		0.42%		0.67%		1.07%		1.02%
Portfolio turnover rate	24	%(b)	31%		38%		57%		34%		43%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		2019		2018		2017		2016		2015
Net asset value, beginning of period	$14.99		$13.87		$14.85		$12.95		$13.01		$13.20

Investment operations:
Net investment income	0.04(a	)	0.13(a	)	0.13(a	)	0.11(a	)	0.08(a	)	0.12(a	)
Net realized and unrealized gains/(losses)	(1.05)		1.58		(0.26)		2.02		0.16		0.13
Total from investment operations	(1.01)		1.71		(0.13)		2.13		0.24		0.25

Distributions:
Net investment income	(0.12)		(0.14)		(0.10)		(0.10)		(0.10)		(0.10)
Net realized gains	(0.62)		(0.45)		(0.75)		(0.13)		(0.20)		(0.34)
Total distributions	(0.74)		(0.59)		(0.85)		(0.23)		(0.30)		(0.44)
Net asset value, end of period	$13.24		$14.99		$13.87		$14.85		$12.95		$13.01
Total return	(7.2	)%(b)	12.9%		(1.1)%		16.7%		1.9%		2.0%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$15,532,626		$17,001,879		$16,499,149		$17,243,479		$14,595,891		$14,141,401
Ratio of expenses to average net assets before expense waivers	1.10	%(c)(d)(e)	1.10	%(d)(e)	1.11	%(d)(e)	1.11	%(d)(e)	1.11	%(d)(e)	1.11	%(d)(e)
Ratio of expenses to average net assets after expense waivers	1.10	%(c)	1.10%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.56	%(c)	0.93%		0.86%		0.77%		0.67%		0.88%
Portfolio turnover rate	48	%(b)	73%		38%		61%		50%		61%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the period.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
All Cap ESG Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		FOR THE YEAR ENDED OCTOBER 31, 2019	PERIOD FROM MARCH 1, 2018(a) TO OCTOBER 31, 2018
Net asset value, beginning of period	$10.39		$9.63	$10.00

Investment operations:
Net investment income	0.07(b	)	0.23(b )	0.15(b	)
Net realized and unrealized gains/(losses)	(1.00)		0.67	(0.52)
Total from investment operations	(0.93)		0.90	(0.37)

Distributions:
Net investment income	(0.23)		(0.14)	—
Total distributions	(0.23)		(0.14)	—
Net asset value, end of period	$9.23		$10.39	$9.63
Total return	(9.2	)%(c)	9.5%	(3.7	)%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$35,842		$38,575	$30,003
Ratio of expenses to average net assets before expense waivers	1.37	%(d)	1.50%	1.64	%(d)
Ratio of expenses to average net assets after expense waivers	1.00	%(d)	1.00%	1.00	%(d)
Ratio of net investment income to average net assets	1.47	%(d)	2.31%	2.30	%(d)
Portfolio turnover rate	30	%(c)	57%	33	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		2019		2018		2017		2016		2015
Net asset value, beginning of period	$15.39		$15.85		$17.49		$15.81		$15.86		$17.09

Investment operations:
Net investment income	0.00(a	)(b)	0.09(a	)	0.08(a	)	0.10(a	)	0.09(a	)	0.09(a	)
Net realized and unrealized gains/(losses)	(1.45)		1.10		(0.47)		2.54		0.66		0.40
Total from investment operations	(1.45)		1.19		(0.39)		2.64		0.75		0.49

Distributions:
Net investment income	(0.08)		(0.09)		(0.11)		(0.09)		(0.12)		(0.13)
Net realized gains	(0.64)		(1.56)		(1.14)		(0.87)		(0.68)		(1.59)
Total distributions	(0.72)		(1.65)		(1.25)		(0.96)		(0.80)		(1.72)
Net asset value, end of period	$13.22		$15.39		$15.85		$17.49		$15.81		$15.86
Total return	(10.1	)%(c)	9.4%		(2.6)%		17.6%		5.1%		2.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$5,969,155		$6,278,441		$6,222,492		$6,562,381		$5,471,624		$5,449,609
Ratio of expenses to average net assets before expense waivers	1.15	%(d)(e)	1.15	%(e)	1.15	%(e)	1.15	%(e)	1.16	%(e)	1.16	%(e)
Ratio of expenses to average net assets after expense waivers	1.11	%(d)	1.11%		1.11%		1.11%		1.11%		1.11%
Ratio of net investment income to average net assets	0.03	%(d)	0.58%		0.48%		0.59%		0.61%		0.56%
Portfolio turnover rate	26	%(c)	52%		62%		45%		48%		50%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Multi-Asset Opportunities Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)(a)		2019(a)		2018(a)		2017(a)		2016(a)		2015(a)
Net asset value, beginning of period	$7.59		$7.60		$8.30		$7.41		$7.65		$8.20

Investment operations:
Net investment income	0.07(b	)	0.19(b	)	0.26(b	)	0.19(b	)	0.12(b	)	0.09(b	)
Net realized and unrealized gains/(losses)	(1.37)		0.25		(0.36)		0.84		(0.10)		(0.02)
Total from investment operations	(1.30)		0.44		(0.10)		1.03		0.02		0.07

Distributions:
Net investment income	(0.17)		(0.26)		(0.33)		(0.14)		(0.12)		(0.17)
Net realized gains	(0.13)		(0.19)		(0.27)		—		(0.14)		(0.45)
Total distributions	(0.30)		(0.45)		(0.60)		(0.14)		(0.26)		(0.62)
Net asset value, end of period	$5.99		$7.59		$7.60		$8.30		$7.41		$7.65
Total return	(18.0	)%(c)	6.6%		(1.3)%		14.1%		0.2%		0.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,275,348		$5,307,084		$5,273,674		$5,549,548		$5,934,053		$7,095,756
Ratio of expenses to average net assets before expense waivers	1.32	%(d)(e)	1.32	%(e)	1.32	%(e)	1.32	%(e)	1.32	%(e)	1.32	%(e)
Ratio of expenses to average net assets after expense waivers	1.20	%(d)	1.20%		1.20%		1.20%		1.20%		1.20%
Ratio of net investment income to average net assets	2.03	%(d)	2.54%		3.31%		2.45%		1.67%		1.16%
Portfolio turnover rate	92	%(c)	132%		92%		111%		114%		70%

(a)	Consolidated Financial Highlights.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.
(e)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$11.43		$10.75	$11.11	$11.28	$11.19	$11.22

Investment operations:
Net investment income	0.10(a	)	0.21(a )	0.19(a )	0.14(a )	0.12(a )	0.12(a )
Net realized and unrealized gains/(losses)	0.41		0.69	(0.35)	(0.15)	0.11	—(b )
Total from investment operations	0.51		0.90	(0.16)	(0.01)	0.23	0.12

Distributions:
Net investment income	(0.10)		(0.22)	(0.20)	(0.16)	(0.14)	(0.15)
Total distributions	(0.10)		(0.22)	(0.20)	(0.16)	(0.14)	(0.15)
Net asset value, end of period	$11.84		$11.43	$10.75	$11.11	$11.28	$11.19
Total return	4.5	%(c)	8.4%	(1.5)%	(0.1)%	2.1%	1.1%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,538,618		$1,492,818	$865,030	$825,545	$785,417	$583,204
Ratio of expenses to average net assets before expense waivers	0.69	%(d)	0.70%	0.72%	0.72%	0.74%	0.74%
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57%	0.62%	0.62%	0.64%	0.64%
Ratio of net investment income to average net assets	1.67	%(d)	1.93%	1.70%	1.28%	1.07%	1.03%
Portfolio turnover rate	38	%(c)	34%	49%	70%	68%	67%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

			YEAR ENDED OCTOBER 31,
	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$12.26		$11.63	$11.95	$12.09	$12.00	$12.02

Investment operations:
Net investment income	0.08(a	)	0.18(a )	0.17(a )	0.14(a )	0.14(a )	0.15(a )
Net realized and unrealized gains/(losses)	(0.04)		0.62	(0.33)	(0.08)	0.10	0.03
Total from investment operations	0.04		0.80	(0.16)	0.06	0.24	0.18

Distributions:
Net investment income	(0.08)		(0.17)	(0.16)	(0.14)	(0.14)	(0.15)
Net realized gains	—		—	—	(0.06)	(0.01)	(0.05)
Total distributions	(0.08)		(0.17)	(0.16)	(0.20)	(0.15)	(0.20)
Net asset value, end of period	$12.22		$12.26	$11.63	$11.95	$12.09	$12.00
Total return	0.3	%(b)	6.9%	(1.4)%	0.5%	2.1%	1.5%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,770,555		$3,658,844	$2,297,532	$2,235,503	$2,055,136	$1,375,043
Ratio of expenses to average net assets before expense waivers	0.65	%(c)	0.66%	0.67%	0.67%	0.69%	0.70%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.59%	0.60%
Ratio of net investment income to average net assets	1.29	%(c)	1.46%	1.41%	1.17%	1.17%	1.28%
Portfolio turnover rate	21	%(b)	26%	51%	31%	44%	31%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.37		$10.00

Investment operations:
Net investment income	0.06(b	)	0.12(b	)
Net realized and unrealized gains/(losses)	(0.02)		0.36
Total from investment operations	0.04		0.48

Distributions:
Net investment income	(0.06)		(0.11)
Net realized gains	(0.02)		—
Total distributions	(0.08)		(0.11)
Net asset value, end of period	$10.33		$10.37
Total return	0.4	%(c)	4.8	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$354,506		$339,560
Ratio of expenses to average net assets before expense waivers	0.77	%(d)	0.78	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57	%(d)
Ratio of net investment income to average net assets	1.17	%(d)	1.32	%(d)
Portfolio turnover rate	16	%(c)	41	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2020 (Unaudited)		PERIOD FROM DECEMBER 4, 2018(a) TO OCTOBER 31, 2019
Net asset value, beginning of period	$10.42		$10.00

Investment operations:
Net investment income	0.06(b	)	0.13(b	)
Net realized and unrealized gains/(losses)	(0.13)		0.40
Total from investment operations	(0.07)		0.53

Distributions:
Net investment income	(0.06)		(0.11)
Net realized gains	(0.03)		—
Total distributions	(0.09)		(0.11)
Net asset value, end of period	$10.26		$10.42
Total return	(0.7	)%(c)	5.4	%(c)

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$526,725		$498,852
Ratio of expenses to average net assets before expense waivers	0.75	%(d)	0.77	%(d)
Ratio of expenses to average net assets after expense waivers	0.57	%(d)	0.57	%(d)
Ratio of net investment income to average net assets	1.19	%(d)	1.42	%(d)
Portfolio turnover rate	30	%(c)	29	%(c)

(a)	Commencement of operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2020

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2020, the Corporation consisted of nine separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury All Cap ESG Fund (“All Cap ESG Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Multi-Asset Opportunities Fund (formerly Old Westbury Strategic Opportunities Fund) (“Multi-Asset Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)*	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

*	California Municipal Bond Fund and New York Municipal Bond Fund commenced operations on December 4, 2018.

The Corporation has authorized a total of 24 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Multi-Asset Opportunities Fund:

The consolidated financial statements of the Multi-Asset Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Multi-Asset Opportunities Fund Ltd. (formerly OWF Strategic Opportunities Fund Ltd.) (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Multi-Asset Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”), a commodity pool operator registered with the CFTC effective January 1, 2013. The Multi-Asset Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Multi-Asset Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Multi-Asset Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Multi-Asset Opportunities Fund. The portion of the Multi-Asset Opportunities Fund’s or Subsidiary’s

129

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time, some exposure could be substantial. To the extent of the Multi-Asset Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of April 30, 2020, the Subsidiary represented $11,286,882 or 0.50% of the Multi-Asset Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls are valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to

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reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 39 days during the six months ended April 30, 2020. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2020, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined Level.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of

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financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the identified cost method for maximum tax benefit to shareholders. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2020, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, written options and structured options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at April 30, 2020.

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F. Collectibles. The Multi-Asset Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Multi-Asset Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of April 30, 2020, the Multi-Asset Opportunities Fund held no collectibles.

G. Commodities. In order to gain exposure to the commodities markets, the Multi-Asset Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Multi-Asset Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

H. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

I. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

J. Loan Participations and Assignments. The Multi-Asset Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Multi-Asset Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Multi-Asset Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the

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lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

K. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

L. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

M. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, All Cap ESG Fund, Small & Mid Cap Strategies Fund and Multi-Asset Opportunities Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

N. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

O. Recent Accounting Standards. In March 2017, the FASB issued Accounting Standards Update 2017-08 “Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Management believes this guidance will have an immaterial impact on the Funds.

In August 2018, the FASB issued Accounting Standards Update 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance on the Funds.

4.	Principal Risks:

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability, pandemics and epidemics and other conditions; and currency and interest rate and price fluctuations. In December 2015, the Board of Governors of the Federal Reserve System (the “Fed”) ended its policy of keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities on the open market (“quantitative easing”). Since ending this quantitative easing policy, the Fed has raised interest rates several times and may continue to raise rates, and as a result there

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is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Fund invest a substantial amount of their assets in issuers located in a single state. This may subject each Fund to the risk that economic, political or social issues impacting a particular state could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of investments.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2020 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Equity Securities	$1,896,330,197(b	)	$—		$—	$1,896,330,197
Exchange Traded Funds	84,363,928		—		—	84,363,928
Investment Company	47,780,825		—		—	47,780,825
Total	$2,028,474,950		$—		$—	$2,028,474,950
Large Cap Strategies Fund
Equity Securities	$13,542,539,680(b	)	$146,755,134(c	)	$—	$13,689,294,814
Master Limited Partnerships	7,269,728(b	)	—		—	7,269,728
Preferred Stocks	14,471,871(b	)			—	14,471,871
Exchange Traded Funds	1,322,547,111		—		—	1,322,547,111
Investment Company	511,404,988		—		—	511,404,988
Other financial instruments - Liabilities
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
Foreign currency exchange contracts	—		(365,950	)(b)	—	(365,950)
Total	$15,398,233,378		$146,389,184		$—	$15,544,622,562

All Cap ESG Fund
Equity Securities	$35,568,011(b	)	$—		$—	$35,568,011
Investment Company	171,059		—		—	171,059
Total	$35,739,070		$—		$—	$35,739,070

Small & Mid Cap Strategies Fund
Equity Securities
Argentina	$11,491,646		$—		$—	$11,491,646
Australia	96,905,798		29,490		2,654,118	99,589,406
Austria	4,483,816		—		—	4,483,816
Belgium	36,347,516		—		—	36,347,516
Bermuda	28,260,282		—		—	28,260,282
Brazil	5,963,999		—		—	5,963,999
Cambodia	33,156		—		—	33,156
Canada	129,672,178		—		—	129,672,178
Cayman Islands	955,272		—		—	955,272
Chile	419,871		—		—	419,871
China	104,696,269		40,875,313		20,041	145,591,623
Denmark	32,807,685		20,284		—	32,827,969
Faeroe Islands	83,087		—		—	83,087
Finland	17,297,749		—		—	17,297,749
France	35,533,396		—		—	35,533,396
Gabon	8,662		—		—	8,662
Georgia	576,130		—		—	576,130
Germany	53,967,440		—		—	53,967,440
Gibraltar	21,552		—		—	21,552
Greece	6,214,905		—		—	6,214,905
Hong Kong	42,218,138		25,378		62,968	42,306,484
Hungary	203,297		—		—	203,297
India	21,082,668		114,891		2,838	21,200,397
Indonesia	3,116,773		—		22,779	3,139,552
Ireland	42,623,846		—		87	42,623,933
Isle of Man	203,996		—		—	203,996
Israel	56,825,765		—		—	56,825,765
Italy	56,994,807		—		—	56,994,807
Japan	390,866,155		—		—	390,866,155
Jersey Channel Islands	13,256,676		—		—	13,256,676
Jordan	102,057		—		—	102,057
Liechtenstein	78,361		—		—	78,361
Luxembourg	673,804		—		—	673,804
Malaysia	2,269,786		—		—	2,269,786
Malta	70,830		—		—	70,830
Mexico	1,917,297		—		—	1,917,297
Monaco	34,207		—		—	34,207
Netherlands	39,153,802		—		—	39,153,802
New Zealand	21,000,048		—		2,462	21,002,510
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	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)		Total
Norway	$4,994,159		$—		$—		$4,994,159
Peru	33,095		—		—		33,095
Philippines	—		1,118,538		156		1,118,694
Poland	9,481,599		—		—		9,481,599
Portugal	2,477,005		—		—		2,477,005
Puerto Rico	3,096,548		—		—		3,096,548
Qatar	753,033		—		—		753,033
Romania	653		—		—		653
Russia	33,772,770		—		—		33,772,770
Singapore	10,628,254		5		22,070		10,650,329
South Africa	17,662,398		—		—		17,662,398
South Korea	51,527,075		—		3,049		51,530,124
Spain	20,963,379		—		—		20,963,379
Swaziland	1,886,939		—		—		1,886,939
Sweden	70,525,956		—		—		70,525,956
Switzerland	46,930,998		—		—		46,930,998
Taiwan	82,854,722		—		515		82,855,237
Thailand	51,947		10,499,614		—		10,551,561
Turkey	20,124,241		—		—		20,124,241
Ukraine	27,025		—		—		27,025
United Arab Emirates	1,820		283		—		2,103
United Kingdom	229,776,528		—		—		229,776,528
United States	2,999,061,912		—		—		2,999,061,912
Vietnam	824,130		—		—		824,130
Total Equities	$4,865,888,908		$52,683,796		$2,791,083		$4,921,363,787
Exchange Traded Funds	781,114,215		—		—		781,114,215
Investment Company	53,228,711		—		—		53,228,711
Rights/Warrants
Israel	—		394		—		394
Taiwan	—		234		—		234
Total Rights/Warrants	$—		$628		$—		$628
Cash Sweep	157,364,511		—		—		157,364,511
Other financial instruments - Liabilities
Foreign currency exchange contracts	—		(112,046	)(b)	—		(112,046)
Total	$5,857,596,345		$52,572,378		$2,791,083		$5,912,959,806

Multi-Asset Opportunities Fund
Equity Securities	$515,695,810(b	)	$—		$—		$515,695,810
Master Limited Partnerships	628,987(b	)	—		—		628,987
Bank Loans	—		—		18,963,867(b	)	18,963,867
Corporate Bonds	—		53,157,762(b	)	—		53,157,762
Exchange-Traded Funds	69,964,300(b	)	—		—		69,964,300
Asset-Backed Securities	—		557,740,427(b	)	100,679,345(b	)	658,419,772
Non-Agency Mortgage-Backed Securities	—		358,870,916(b	)	31,237,579(b	)	390,108,495
U.S. Government Sponsored Agency Mortgage-Backed
Securities	—		4,355,999		—		4,355,999
U.S. Government Agencies	—		33,999,660		—		33,999,660
U.S. Government Securities	—		4,999,794		—		4,999,794
Investment Company	490		—		—		490
137

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(a)	Total
Cash Sweep	$453,911,013		—		—	$453,911,013
Other financial instruments - Assets Equity contracts	5,965,000(b	)	13,444,900(b	)	—	19,409,900
Foreign currency exchange contracts	—		28,354(b	)	—	28,354
Other financial instruments - Liabilities
Equity contracts	2,510,000(b	)	83,612,767(b	)	—	86,122,767
Foreign currency exchange contracts	—		1,463,084(b	)	—	1,463,084
Total	$1,043,655,600		$941,521,962		$150,880,791	$2,136,058,353
Fixed Income Fund
Corporate Bonds	$—		$309,309,056(b	)	$—	$309,309,056
Asset-Backed Securities	—		41,366,630(b	)	—	41,366,630
Collateralized Mortgage Obligations	—		927,733		—	927,733
U.S. Government Agencies	—		1,797,042		—	1,797,042
U.S. Government Securities	—		1,170,303,217		—	1,170,303,217
Investment Company	9,071,907		—		—	9,071,907
Total	$9,071,907		$1,523,703,678		$—	$1,532,775,585
Municipal Bond Fund
Municipal Bonds	$—		$3,459,702,782(b	)	$—	$3,459,702,782
Corporate Bonds	—		28,245,810(b	)	—	28,245,810
U.S. Government Securities	—		210,173,128		—	210,173,128
Investment Company	48,182,569		—		—	48,182,569
Total	$48,182,569		$3,698,121,720		$—	$3,746,304,289
California Municipal Bond Fund
Municipal Bonds	$—		$308,647,840(b	)	$—	$308,647,840
Corporate Bonds	—		2,173,784(b	)	—	2,173,784
Investment Company	6,701,463		—		—	6,701,463
U.S. Government Securities	—		34,624,692		—	34,624,692
Total	$6,701,463		$345,446,316		$—	$352,147,779
New York Municipal Bond Fund
Municipal Bonds	$—		$476,698,766(b	)	$—	$476,698,766
Investment Company	17,568,795		—		—	17,568,795
U.S. Government Securities	—		31,735,583		—	31,735,583
Total	$17,568,795		$508,434,349		$—	$526,003,144

(a)	The Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2020. For the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund there were transfers into Level 3 in the amount of $2,850,285 and $9,456,647. For the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund there were transfers out of level 3 in the amount of $2,209 and $31,886,539, respectively. In addition, with the exception of the Multi-Asset Opportunities Fund, there were no significant purchases and sales during the period. As of April 30, 2020, the fair value of Level 3 assets as a percentage of NAV was 0.05% and 6.63% for the Small & Mid Cap Strategies Fund and the Multi-Asset Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments are valued using recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(c)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.
138

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

The following is a rollforward of Level 3 investments:

	Multi-Asset Opportunities Fund
Balance as of 10/31/19 (value)	$150,063,582
Net accrued discounts (premiums)	(145,435)
Realized gain (loss)	(1,229,549)
Unrealized gain (loss)	(5,951,171)
Purchases	1,427,273
Sales (paydowns)	(32,549,715)
Transfer in	70,627,308	(a)
Transfer out	(31,361,502	)(b)
Balance as of 04/30/20 (value)	$150,880,791
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2020	$(6,952,985)

(a)	Based on an on-going assessment, management determined that significant inputs had become less transparent to market participants.

(b)	Based on an on-going assessment, management determined that significant inputs have become transparent to market participants.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2020.

139

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and payable to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2020, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Small & Mid Cap Strategies Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

JPMorgan Chase Bank, N.A.	$112,046	$—	$—	$(112,046)	$—
Total	$112,046

Large Cap Strategies Fund
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank LLC	$365,959	$—	$—	$(365,959)	$—
Total	$365,959

Multi-Asset Opportunities Fund
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Received (c)	Cash Collateral Received (c)	Net Amount of Derivative Assets (d)

Barclays Bank PLC	$9,517,684	$(1,917,778)	$—	$(7,599,906)	$—
Citigroup Global Markets Inc.	7,294,700	(16,778)	—	(7,277,922)	—
Credit Suisse International	2,584,764	(2,584,764)	—	—	—
Goldman Sachs International	35,540,519	(1,915,752)	—	(33,624,767)	—
Societe Generale	23,481,830	(23,481,830)	—	—	—
Derivatives not subject to a MNA or similar agreement (a)	5,965,000	—	—	—	5,965,000
Total	$84,384,497

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)

Barclays Bank PLC	$1,917,788	$(1,917,788)	$—	$—	$—
140

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (b)	Non-Cash Collateral Pledged (c)	Cash Collateral Pledged (c)	Net Amount of Derivative Liabilities (d)
Citigroup Global Markets Inc.	16,778	(16,778)	—	—	—
Credit Suisse International	20,847,683	(2,584,764)	—	(15,450,000)	2,812,919
Goldman Sachs International	1,915,752	(1,915,752)	—	—	—
JPMorgan Chase Bank, N.A.	18,324,676	—	—	(18,324,676)	—
Societe Generale	91,789,292	(23,481,830)	—	(68,307,462)	—
UBS AG	15,210,125	—	—	(15,460,000)	(249,875)
Derivatives not subject to a MNA or similar agreement (a)	2,510,000	—	—	—	2,510,000
Total	$152,532,094

(a)	Includes financial instruments (futures, centrally cleared options and/or forward currency contracts) which are not subject to a MNA, or another similar arrangement.

(b)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.

(c)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.

(d)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.

The following table represents securities received as collateral for derivarives:

	Collateral Type	Coupon	Maturity	Market Value
Multi-Asset Opportunities Fund	U.S. Government Obligations	1.51%	05/05/20	$33,999,660

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2020
	Derivative Assets		Derivative Liabilities
Multi-Asset Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$21,461,360	Unrealized depreciation on swap agreements	$98,156,878
	Written option contracts, at value	—	Written option contracts, at value	2,510,000
	Investments, at value (options purchased)	5,965,000	Investments, at value (options purchased)	—
	Structured option contracts, at value	56,460,337	Structured option contracts, at value	48,047,969
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	28,354	Unrealized depreciation on forward foreign currency exchange contracts	16,778
	Unrealized appreciation on swap agreements	469,446	Unrealized depreciation on swap agreements	3,800,469
Total		$84,384,497		$152,532,094

Large Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$365,950

Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$—	Unrealized depreciation on foreign currency exchange contracts	$112,046
141

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

	The Effect of Derivative Instruments on the Statements of Operations
	For the Six Months Ended April 30, 2020
	Net Realized Gain/(Loss) from Derivatives Recognized in Income
Multi-Asset Opportunities Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(36,535,052)	$—	$(36,535,052)
Equity Risk	93,218,358	(571,093,905)	(15,042,202)	(50,481,620)	—	(543,399,369)
Commodity Risk	309,000	(10,263,709)	(1,057,673)	5,580,423	—	(5,431,959)
Foreign Currency Exchange Risk	585,712	—	—	(20,749,784)	1,179,958	(18,984,114)
Total	$94,113,070	$(581,357,614)	$(16,099,875)	$(102,186,033)	$1,179,958	$(604,350,494)

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$—	$(3,171,368)	$(3,171,368)

Small & Mid Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Risk	$—	$—	$—	$—	$(900,111)	$(900,111)

	Net Change in Unrealized Appreciation/(Depreciation)
	on Derivatives Recognized in Income
Multi-Asset Opportunities Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Equity Risk	$12,578,776	$(64,549,443)	$(2,310,500)	$(101,127,760)	$—	$(155,408,927)
Foreign Currency Exchange Risk	—	2,047,041	—	6,790,281	(219,824)	8,617,498
Commodity Risk	—	1,681,429	(44,400)	(1,105,938)	—	—
Total	$12,578,776	$(60,820,973)	$(2,354,900)	$(95,443,417)	$(219,824)	$(146,260,338)

Large Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$—	$(365,950)	$(365,950)

Small & Mid Cap Strategies Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign Currency Exchange Contracts	$—	$—	$—	$—	$(112,046)	$(112,046)

For the six months ended April 30, 2020, the quarterly average volume of derivative activities were as follows:

	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund

Structured Options (Notional Amounts)	$—	$—	$4,300,279,250
Purchased Options (Notional Amounts)	—	—	159,410,700
Written Options (Notional Amounts)	—	—	283,000,000
Futures Long Position (Notional Amounts)	—	—	45,652,125
Forward Currency Contracts Purchased (U.S. Dollar Amounts)	—	—	10,766,475
Forward Currency Contracts Sold (U.S. Dollar Amounts)	105,000,000	37,500,000	10,795,534
Currency Swaps (Notional Amount in U.S. Dollars)	—	—	2,559,000,000
Commodity Swaps (Notional Amount in U.S. Dollars)	—	—	(69,035,500)
Equity Swaps (Notional Amount in U.S. Dollars)	—	—	2,162,500,000
142

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

143

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Multi-Asset Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently market-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

7.	Investment Advisory Fee,Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.69%
All Cap ESG Fund	0.75%	0.70%	0.65%	0.75%
144

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%

				Average net assets
Small & Mid Cap Strategies Fund				0.85%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund.	0.90%	0.85%	0.80%	0.81%
Multi-Asset Opportunities Fund	1.10%	1.05%	1.00%	1.04%

BIM has retained Harding Loevner LP (“Harding Loevner”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to manage a segment of the Large Cap Strategies Fund. Harding Loevner and Sands are paid for their services directly by BIM.

BIM has retained Acadian Asset Management, LLC (“Acadian”), Baillie Gifford Overseas Limited (“Baillie Gifford”), Dimensional Fund Advisors LP (“Dimensional”), Champlain Investment Partners, LLC (“Champlain”), Martingale Asset Management, L.P. (“Martingale”), and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian, Baillie Gifford, Dimensional, Champlain, Martingale, and Polunin are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Multi-Asset Opportunities Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non-advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as administrator, fund accounting agent and transfer agent for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY Mellon.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets. Prior to December 3, 2018, Bessemer had contractually committed to waive it’s shareholder servicing fee to the extent necessary to maintain a maximum shareholder servicing fee at 0.10% for the Fixed Income and Municipal Bond Funds. The shareholder servicing fee commitment arrangements may be changed or terminated at any time with the approval of the Board. Bessemer, however, does not have the ability to recapture fees currently being waived at a later date.

D. Custody Fees. The All Cap Core Fund, All Cap ESG Fund, Large Cap Strategies Fund, Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian, and the Small & Mid Cap Strategies Fund has retained BTCO to serve as their co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities

145

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, All Cap ESG Fund and Large Cap Strategies Fund. The Multi-Asset Opportunities Fund and the Subsidiary have retained Citibank, N.A. (“Citibank”) to serve as their custodian and the Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. BIM has contractually committed through October 31, 2021 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the Large Cap Strategies Fund at 1.15%, the Small & Mid Cap Strategies Fund at 1.11%, the Multi-Asset Opportunities Fund at 1.20%, the Fixed Income Fund at 0.57%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57%, the New York Municipal Bond Fund at 0.57% and the All Cap ESG Fund at 1.00%. Effective December 3, 2018, the Board approved the lowering of the expense cap with respect to the Fixed Income Fund and Municipal Bond Fund from 0.70% to 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the six months ended April 30, 2020, BIM waived $68,851 for the All Cap ESG Fund, $1,211,532 for the Small & Mid Cap Strategies Fund, $2,888,792 for the Multi-Asset Opportunities Fund, $876,816 for the Fixed Income Fund, $1,544,898 for the Municipal Bond Fund, $341,800 for the California Municipal Bond Fund and $481,151 for the New York Municipal Bond Fund. The contractual advisory fee waivers and the shareholder servicing fee waivers may be changed or terminated at any time with the approval of the Board.

F. Board of Directors’ Fees. Effective February 1, 2020 each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson. Prior to February 1, 2020, each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $235,000, plus $30,000 for serving as the Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY Mellon do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

8.	Securities Transactions:

Investment transactions for the six months ended April 30, 2020, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$656,241,832	$415,345,960
Large Cap Strategies Fund	7,605,626,944	7,918,693,044
All Cap ESG Fund	11,829,955	11,002,261
Small & Mid Cap Strategies Fund	1,857,850,319	1,543,332,633
Multi-Asset Opportunities Fund (Consolidated)	2,025,582,557	1,716,126,139
Fixed Income Fund	116,179,670	79,179,214
Municipal Bond Fund	548,655,508	528,466,794
California Municipal Bond Fund	33,518,257	47,347,624
New York Municipal Bond Fund	110,910,595	93,060,334
146

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the six months ended April 30, 2020 were as follows:

	Purchases	Sales
Multi-Asset Opportunities Fund	$357,383,889	$510,163,061
Fixed Income Fund	458,939,279	511,787,359
Municipal Bond Fund	360,308,903	239,723,197
California Municipal Bond Fund	40,708,591	8,503,007
New York Municipal Bond Fund	89,494,627	60,230,395

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

147

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

As of April 30, 2020, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,559,936,867	$514,208,349	$(45,670,266)	$468,538,083
Large Cap Strategies Fund	13,046,291,974	3,026,951,692	(528,255,154)	2,498,696,538
All Cap ESG Fund	38,001,879	2,883,076	(5,145,885)	(2,262,809)
Small & Mid Cap Strategies Fund	5,598,507,951	935,156,758	(620,592,857)	314,563,901
Multi-Asset Opportunities Fund	2,423,245,638	44,415,848	(257,490,537)	(213,074,689)
Fixed Income Fund	1,452,385,957	82,958,019	(2,568,391)	80,389,628
Municipal Bond Fund	3,683,720,737	80,725,330	(18,141,778)	62,583,552
California Municipal Bond Fund	345,745,435	7,563,499	(1,161,155)	6,402,344
New York Municipal Bond Fund	525,067,611	6,690,286	(5,754,753)	935,533

By investing in the Subsidiary, the Multi-Asset Opportunities Fund will gain exposure to commodities and commodity-linked instruments within the limits of Subchapter M of the Code.

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The Funds may accrue a deferred tax liability for unrealized gains on India and Pakistan securities based on existing tax rates and holding periods of the securities.

The tax character of distributions from the Funds during the year ended October 31, 2019 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	All Cap ESG Fund	Small & Mid Cap Strategies Fund	Multi-Asset Opportunities Fund
Distributions paid from:
Ordinary Income	$8,735,740	$160,749,063	$426,110	$30,502,515	$165,705,609
Net Long Term Capital Gains	72,802,423	523,537,109	—	553,794,055	119,446,447
Total Taxable Distributions	81,538,163	684,286,172	426,110	584,296,570	285,152,056
Tax Exempt Distributions	—		—	—	—
Total Distributions Paid	$81,538,163	$684,286,172	$426,110	$584,296,570	$285,152,056

	Fixed Income Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary Income	$22,911,587	$3,303,305	$715,655	$178,395
Net Long Term Capital Gains	—	—	—	—
Total Taxable Distributions	22,911,587	3,303,305	715,655	178,395
Tax Exempt Distributions	—	37,344,457	2,189,067	4,109,402
Total Distributions Paid	$22,911,587	$40,647,762	$2,904,722	$4,287,797

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

148

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2020

As of and during the six months ended April 30, 2020, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

As of October 31, 2019, the All Cap ESG Fund had a short-term capital loss carryforward of $1,344,284 and a long-term capital loss carryforward of $2,018, the Fixed Income Fund had a short-term capital loss carryforward of $1,851,568 and a long-term capital loss carryforward of $6,198,453 and the Municipal Bond Fund had a short-term capital loss carryforward of $2,734,013 and a long-term capital loss carryforward of $4,363,094 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

10.	Commitments

The Multi-Asset Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Multi-Asset Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Multi-Asset Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of April 30, 2020, the Multi-Asset Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Multi-Asset Opportunities Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

149

Old Westbury Funds, Inc.
Additional Information

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can obtain the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. Prior to March 31, 2019, each Fund filed a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-PORT and Forms N-Q are available on the SEC’s website at http:www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling (800) 607-2200.

Statement Regarding Liquidity Risk Management Program:

The Board of Directors (the “Board” or the “Directors”) of Old Westbury Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”), approved the Corporation’s Liquidity Risk Management Program (the “Program”), which addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation with respect to Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Small & Mid Cap Strategies Fund, Old Westbury Multi-Asset Opportunities Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund, and Old Westbury New York Municipal Bond Fund (each, a “Fund” and, collectively, the “Funds”). The Program is effective on June 1, 2019.

150

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Administrator:

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.

760 Moore Road

King of Prussia, PA 19406

Independent Registered Public Accounting Firm:

Ernst & Young LLP

5 Times Square

New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Cusip 680414307

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414802

Cusip 680414885

Cusip 680414869

Cusip 680414877

(OWF_A21-SAR2020)
(4/20)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury Small & Mid Cap Strategies Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Old Westbury All Cap Core Fund, Old Westbury Large Cap Strategies Fund, Old Westbury All Cap ESG Fund, Old Westbury Multi-Asset Opportunities Fund, Old Westbury Fixed Income Fund, Old Westbury Municipal Bond Fund, Old Westbury California Municipal Bond Fund and Old Westbury New York Municipal Bond Fund are included as part of the report to shareholders filed under Item 1 of this form.

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS — 82.5%

ARGENTINA — 0.2%
19,694	MercadoLibre, Inc.(a)	$11,491,646
AUSTRALIA — 1.7%
980,467	Accent Group Ltd.	753,925
28,032	Adelaide Brighton Ltd.	49,869
9,699	ALS Ltd.	43,042
145,877	Altium Ltd.	3,246,316
45,885	Alumina Ltd.	51,878
26,409	AMA Group Ltd.	7,314
34,416	AMP Ltd.(a)	32,071
691,462	Ansell Ltd.	12,864,346
16,541	AP Eagers Ltd.	55,404
2,598	Arb Corp Ltd.	25,784
30,727	Asaleo Care Ltd.	20,624
10,967	Atlas Arteria Ltd.	44,666
5,687	AUB Group Ltd.	43,248
3,984,541	Aurelia Metals Ltd.	856,851
21,946	AusNet Services	26,815
1,179,398	Austal Ltd.(b)	2,582,337
16,016	Australian Agricultural Co. Ltd.(a)	12,107
228,684	Australian Pharmaceutical Industries Ltd.	174,355
140,436	Base Resources Ltd.(a)	11,897
113,107	Beach Energy Ltd.	112,033
6,923	Bega Cheese Ltd.	21,835
9,232	Bendigo & Adelaide Bank Ltd.	39,345
513	Blackmores Ltd.	25,326
475,583	BlueScope Steel Ltd.	3,176,607
4,968	Boral Ltd.	9,776
443,133	Bravura Solutions Ltd.	1,403,407
2,824	Breville Group Ltd.	32,315
120,252	Brickworks Ltd.	1,069,642
30,620	Caltex Australia Ltd.	497,241
6,165	carsales.com Ltd.	57,007
1	Castile Resources Pty Ltd.(a)	0
224,449	Centuria Capital Group	235,482
63,627	Challenger Ltd.	205,654
457,356	Champion Iron Ltd.(a)	596,071
175,171	Charter Hall Group REIT	873,247
24,057	City Chic Collective Ltd.	37,311
125,430	Class Ltd.	114,431
151,518	Cleanaway Waste Management Ltd.	184,637
1,515	Clinuvel Pharmaceuticals Ltd.	21,749
17,924	Coca-Cola Amatil Ltd.	101,384
47,469	Codan Ltd.	202,302
5,420	Collins Foods Ltd.	25,995
37,212	Cooper Energy Ltd.(a)	10,427
2,223	Corporate Travel Management Ltd.	18,397
13,043	Costa Group Holdings Ltd.	24,563
1,759	Credit Corp. Group Ltd.	18,970
307	Credit Corp. Group Ltd.	3,311
1,929,925	CSR Ltd.	4,690,969
Shares		Value
AUSTRALIA (continued)
140,476	Data#3 Ltd.	$357,010
24,019	Decmil Group Ltd.	3,522
1,566	Domino’s Pizza Enterprises Ltd.	59,239
45,769	Downer EDI Ltd.	124,371
6,964	Elders Ltd.	39,345
23,069	Emeco Holdings Ltd.(a)	17,588
1,219	Enero Group Ltd.	961
982,583	Estia Health Ltd.	963,649
23,471	EVENT Hospitality and Entertainment Ltd.	117,770
1,142,775	Evolution Mining Ltd.	3,805,353
2,714	Flight Centre Travel Group Ltd.	19,437
4,600	G.U.D. Holdings Ltd.	27,518
12,088	Genworth Mortgage Insurance Australia Ltd.	16,778
5,454	GrainCorp Ltd. - Class A(a)	12,581
32,430	GWA Group Ltd.	58,538
6,691	Hansen Technologies Ltd.	12,252
14,059	Harvey Norman Holdings Ltd.	25,469
17,072	Healius Ltd.	28,814
12,182	Hotel Property Investments Trust REIT	19,449
30,286	HT&E, Ltd.	22,301
3,631	Huon Aquaculture Group Ltd.	8,731
3,986	IDP Education Ltd.	38,598
1,358,957	IGO Ltd.	4,197,564
1,342,973	Iluka Resources Ltd.	6,721,122
494,636	Imdex Ltd.	344,892
379,264	Incitec Pivot Ltd.	590,681
500,488	Infomedia Ltd.	526,720
91,656	Integrated Research Ltd.	188,142
5,156	InvoCare Ltd.	34,540
11,100	IOOF Holdings Ltd.	31,248
376,940	IPH Ltd.	1,817,679
5,781	Iress Ltd.	42,757
17,448	JB Hi-Fi Ltd.	399,768
72,379	Johns Lyng Group Ltd.	114,141
17,924	Jumbo Interactive Ltd.	142,264
277,152	Jupiter Mines Ltd.	48,764
1,002	Lendlease Group(a)	8,070
5,751	Lendlease Group REIT	46,321
5,319	Link Administration Holdings Ltd.	13,137
364,347	MACA Ltd.	174,508
1,130,725	Macmahon Holdings Ltd.	162,104
23,600	Mastermyne Group Ltd.	11,919
936,269	Mayne Pharma Group Ltd.(a)	253,199
37,785	McPherson’s Ltd.	65,003
71,246	Metcash Ltd.	115,604
81,501	Mineral Resources Ltd.	891,186
342,000	MMG Ltd.(a)	59,996
2,115	Monadelphous Group Ltd.	15,574
285,109	Monash IVF Group Ltd.	110,546
28,764	Money3 Corp. Ltd.	29,803
2,295,120	Mount Gibson Iron Ltd.	949,713
876,650	Myer Holdings Ltd.(a)	114,254

1

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
AUSTRALIA (continued)
1,086	MyState Ltd.	$2,781
442,310	Navigator Global Investments Ltd.	374,700
23,940	New Hope Corp. Ltd.	24,103
4,576	NEXTDC Ltd.(a)	26,450
17,619	NIB Holdings Ltd.	56,488
30,360	Northern Star Resources Ltd.	253,038
14,976	NRW Holdings, Ltd.	16,639
16,615	Nufarm Ltd/Australia(a)	56,951
122,484	OceanaGold Corp.(a)	186,548
23,573	Oil Search Ltd.	46,852
37,689	oOh!media Ltd.	25,420
8,666	Orica Ltd.	101,198
4,434,446	Orora Ltd.	7,426,527
21,695	OZ Minerals Ltd.	126,813
5,999	Pendal Group Ltd.	21,579
78,363	People Infrastructure Ltd.	91,917
1,361,873	Perenti Global Ltd.	807,591
827,484	Perseus Mining Ltd.(a)	520,356
2,251	Platinum Asset Mangement Ltd.	5,119
4,090	Premier Investments Ltd.	41,445
214,901	Pro Medicus Ltd.	3,663,443
49,843	Qube Holdings Ltd.(b)	71,781
111,348	Quintis Ltd.(a)(b)	0
37,913	Ramelius Resources Ltd.	33,230
276,074	Red 5 Ltd.(a)	34,182
23,088	Reece Ltd.	132,850
4,407	Regional Express Holdings Ltd.	2,556
200,391	Regis Healthcare Ltd.	195,877
1,075,043	Regis Resources Ltd.	3,152,475
60,690	Resolute Mining Ltd.(a)	37,373
53,210	Ridley Corp. Ltd.	24,619
92,577	RPMGlobal Holdings Ltd.(a)	60,026
600,601	Sandfire Resources NL	1,765,127
757,096	Saracen Mineral Holdings Ltd.(a)	2,141,184
9,344	SeaLink Travel Group Ltd.	22,042
230,106	SEEK Ltd.	2,610,598
5,587	Select Harvests Ltd.	26,323
788,386	Service Stream Ltd.	1,009,520
4,744	Seven Group Holdings Ltd.	47,330
999,342	Sigma Healthcare Ltd.	393,988
31,802	Silver Lake Resources Ltd.(a)	40,411
58,562	Southern Cross Electrical Engineering Ltd.	16,791
182,765	Southern Cross Media Group Ltd.(a)	16,674
77,395	Southern Cross Media Group Ltd.	7,061
14,955	Spark Infrastructure Group	18,419
1,239,132	St Barbara Ltd.	2,091,369
52,442	Star Entertainment Group Ltd. (The)	103,546
24,151	Steadfast Group Ltd.	48,316
37,756	Sunland Group Ltd.	29,032
8,197	Super Retail Group Ltd.	33,919
Shares		Value
AUSTRALIA (continued)
124,014	Tabcorp Holdings Ltd.	$260,220
16,524	Tassal Group Ltd.	40,595
1,022,122	Technology One Ltd.	6,327,609
4,364	Tiger Resources Ltd.(a)	1
109,463	TPG Telecom Ltd.	524,999
5,454	United Malt Grp Ltd.(a)	15,140
137,978	Vicinity Centres REIT	133,971
12,192	Village Roadshow Ltd.	17,955
66,626	Virgin Australia Holdings Ltd.(a)	4,745
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
144,698	Virtus Health Ltd.	289,477
407,833	Vita Group Ltd.	292,340
1,344,069	Vocus Group Ltd.(a)	2,688,891
7,314	Webjet Ltd.	14,584
1,099,665	Western Areas Ltd.	1,562,177
391,356	Westgold Resources Ltd.(a)	525,355
23,188	Worley Ltd.	135,994
		99,589,406
AUSTRIA — 0.1%
1,728	Agrana Beteiligungs AG	31,851
48,323	ams AG(a)	629,288
2,614	ANDRITZ AG(a)	85,937
3,286	AT&S Austria Technologie & Systemtechnik AG	56,463
1,668	CA Immobilien Anlagen AG	53,100
4,266	EVN AG	66,571
1,515	Fabasoft AG	41,838
658	Lenzing AG	37,640
512	Mayr Melnhof Karton AG	70,359
1,244	Oesterreichische Post AG	46,896
1,182	Palfinger AG(a)	25,673
2,933	POLYTEC Holding AG	16,714
6,729	Raiffeisen Bank International AG	115,993
3,202	Rhi Magnesita NV	99,653
1,341	Rhi Magnesita NV	41,245
71,529	S IMMO AG	1,329,416
1,505	S&T AG	33,051
586	Schoeller-Bleckmann Oilfield Equipment AG	17,339
16,189	Strabag SE	453,277
31,359	Telekom Austria AG	220,623
595	UBM Development AG	23,473
19,472	UNIQA Insurance Group AG	131,018
13,531	Vienna Insurance Group AG Wiener Versicherung Gruppe	272,539
13,413	voestalpine AG	277,732
4,474	Wienerberger AG	83,594
34,360	Zumtobel Group AG(a)	222,533
		4,483,816
BELGIUM — 0.6%
7,615	Ackermans & van Haaren NV	1,008,902

2

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
BELGIUM (continued)
658	Aedifica SA REIT	$63,671
30,578	Ageas	1,100,772
250,346	AGFA - Gevaert NV(a)	991,749
9,740	Akka Technologies	312,203
659	Atenor	49,396
16,022	Barco NV	2,563,436
6,702	Befimmo SA REIT	299,285
1,697	Bekaert SA	36,003
6,938	bpost SA	48,469
2,052	Cie d’Entreprises CFE	158,983
607	Cofinimmo SA REIT	84,478
9,831	Colruyt SA	588,440
9,671	Deceuninck NV	14,731
12,200	Deceuninck NV - VVPR Strip(a)(b)	0
48,670	D’ieteren SA/NV	2,432,087
17,352	Econocom Group SA/NV	33,429
1,202	Elia System Operator SA NV	138,308
25,257	Euronav NV	282,316
19,889	EVS Broadcast Equipment SA	303,829
7,710	Exmar NV(a)	37,683
2,571	Fagron	57,983
1,611	Financiere de Tubize SA	120,578
90,919	Galapagos NV(a)	20,076,248
1,790	Gimv NV	98,275
67	Home Invest Belgium SA REIT	7,893
1,064	Immobel SA	80,453
6,462	Intervest Offices & Warehouses NV REIT	160,040
3,505	Ion Beam Applications(a)	29,076
10,338	KBC Ancora	362,979
988	Kinepolis Group NV	37,191
25	Lotus Bakeries NV	75,888
1,139	Melexis NV	69,336
447	Montea C.V.A REIT(a)	39,335
11,094	Ontex Group NV	202,421
82,775	Orange Belgium SA	1,376,968
340	Picanol	21,312
40,221	Proximus SADP	858,167
7,898	Recticel SA	59,374
436	Resilux	65,458
372	Roularta Media Group NV	5,626
3,103	Sioen Industries NV	65,118
1,836	Sipef NV	89,232
460	Sofina SA	108,380
8,675	Solvay SA	677,246
187	TER Beke SA	24,079
7,080	Tessenderlo Group SA(a)	197,458
10,104	Umicore SA	436,368
14,486	Warehouses De Pauw CVA REIT	396,864
		36,347,516
BERMUDA — 0.5%
401,190	Argo Group International Holdings Ltd.	14,186,078
Shares		Value
BERMUDA (continued)
21,300	Enstar Group, Ltd.(a)	$3,080,406
4,868	Hiscox Ltd.	43,078
293,400	James River Group Holdings Ltd.	10,409,832
72,700	Third Point Reinsurance, Ltd.(a)	540,888
		28,260,282
BRAZIL — 0.1%
12,556	Alpargatas SA - Preference Shares	63,266
3,800	Alupar Investimento SA - Units	15,653
1,700	Arezzo Industria e Comercio SA	13,552
20,400	Banco Pan SA Preference Shares	19,470
8,600	BrasilAgro - Co Brasileira de Propriedades Agricolas	31,756
9,900	Braskem SA - Class A, Preference Shares	38,869
12,171	Camil Alimentos SA	18,532
52,121	CCR SA	119,043
17,464	Cia Brasileira de Distribuicao	214,691
56,298	Cia de Locacao das Americas	140,178
17,205	Cia de Saneamento do Parana - Preference Shares	15,978
5,700	Cia de Saneamento do Parana - Unit	27,044
4,800	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	17,036
423,100	Cia Energetica de Minas Gerais - ADR	727,732
5,400	Cia Energetica de Sao Paulo - Class B, Preference Shares	27,974
32	Cia Energetica do Ceara - Class A, Preference Shares	283
5,800	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	17,812
12,000	Cia Hering	33,189
2,700	Cia Paranaense de Energia - Class B, Preference Shares	27,512
102,687	Cogna Educacao	104,237
16,056	Construtora Tenda SA	70,065
5,646	Cosan Logistica SA(a)	16,145
24,207	Cosan SA	268,561
8,700	CSU Cardsystem SA	15,263
14,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	43,360
11,600	Direcional Engenharia SA	18,751
10,400	EcoRodovias Infraestrutura e Logistica SA(a)	20,158
64,644	EDP - Energias do Brasil SA	201,734
182,785	Embraer SA - ADR(a)	1,157,029
5,040	Energisa SA - Units	42,291
3,200	Eneva SA(a)	21,179
14,500	Equatorial Energia SA	49,116

3

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
BRAZIL (continued)
4,800	Ez Tec Empreendimentos e Participacoes SA	$26,858
24,400	Gerdau SA	46,845
15,400	Grendene SA	20,107
16,500	Hypera SA	88,327
2,400	Instituto Hermes Pardini SA	8,792
20,461	IRB Brasil Resseguros S/A	38,831
45,184	JHSF Participacoes SA	35,314
3,400	Kepler Weber SA	16,325
12,300	Klabin SA - Units	40,488
5,100	Linx SA	20,558
601	LOG Commercial Properties e Participacoes SA	2,559
5,930	Lojas Americanas SA	21,963
19,126	Lojas Americanas SA - Preference Shares	87,929
17,799	Magazine Luiza SA	164,442
5,732	Mahle-Metal Leve SA	19,058
8,931	Marfrig Global Foods SA(a)	21,039
6,016	Movida Participacoes SA	12,015
15,400	Natura & Co. Holding SA	102,659
10,879	Notre Dame Intermedica Participacoes SA	110,052
11,200	Odontoprev SA	31,595
17,855	Porto Seguro SA	149,955
20,068	Qualicorp Consultoria e Corretora de Seguros SA	96,762
7,200	Raia Drogasil SA	139,514
17,200	Randon Participacoes SA - Preference Shares	27,360
20,350	Santos Brasil Participacoes SA	15,530
1,300	Sao Carlos Empreendimentos e Participacoes SA	8,525
23,483	Sao Martinho SA	83,129
15,200	SLC Agricola SA	68,874
55,012	Sul America SA - Units	453,721
400	Tegma Gestao Logistica SA	1,398
13,100	TIM Participacoes SA	30,474
3,200	TOTVS SA	34,896
3,700	Transmissora Alianca de Energia Eletrica SA - Units	18,718
1,633	Unipar Carbocloro SA	8,784
5,740	Unipar Carbocloro SA - Preference Shares	25,080
73,200	Via Varejo SA(a)	123,169
29,000	YDUQS Part	164,895
		5,963,999
CAMBODIA — 0.0%
28,000	NagaCorp Ltd.	33,156
CANADA — 2.2%
76,215	Absolute Software Corp.	585,322
4,438	Aecon Group, Inc.	48,750
44,600	AGF Management Ltd. - Class B	137,778
800	AirBoss of America Corp.	8,132
22,338	Alamos Gold, Inc. - Class A	179,895
Shares		Value
CANADA (continued)
2,881	Algoma Central Corp.	$19,870
3,971	Algonquin Power & Utilities Corp.	55,060
600	Allied Properties Real Estate Investment Trust, REIT	19,208
16,143	AltaGas Ltd.	192,981
800	Altus Group Ltd.	24,156
1,400	Andrew Peller Ltd. - Class A	9,505
243,700	Artis Real Estate Investment Trust, REIT	1,530,183
14,945	Asanko Gold, Inc.(a)	16,857
800	Atco Ltd. - Class I	22,466
23,295	Atlas Corp.	173,781
2,300	ATS Automation Tooling Systems, Inc.(a)	34,121
118,354	B2Gold Corp.	598,593
2,000	Badger Daylighting Ltd.	43,464
13,800	Black Diamond Group Ltd.(a)	13,186
22,800	Boardwalk Real Estate Investment Trust, REIT	435,542
2,800	Boralex, Inc. - Class A	54,212
4,200	Boyd Group Services, Inc.	590,948
11,200	Bridgemarq Real Estate Services	82,152
500	Calian Group Ltd.	16,308
16,900	Cameco Corp.	168,035
125,683	Canaccord Genuity Group, Inc.	486,678
17,510	Canadian Apartment Properties REIT	602,557
166,075	Canadian Western Bank	2,628,422
9,843	Canfor Corp.(a)	68,592
3,400	Canopy Growth Corp.(a)	54,226
1,300	Capital Power Corp.	25,160
29,152	Cascades, Inc.	291,740
297,224	Celestica, Inc.(a)	1,855,581
14,726	Centerra Gold, Inc.	117,749
3,777	Cineplex, Inc.	45,152
158,100	City Office REIT, Inc.	1,596,810
46,112	Cogeco Communications, Inc.	3,409,164
1,364	Cogeco, Inc.	84,087
900	Colliers International Group, Inc.	49,392
2,725	Computer Modelling Group Ltd.	9,162
1,012	Corby Spirit and Wine Ltd.	11,843
20,535	Crescent Point Energy Corp.	28,620
15,670	CRH Medical Corp.(a)	32,197
6,900	Descartes Systems Group, Inc. (The)(a)	290,038
46,600	DIRTT Environmental Solutions(a)	55,574
1,436,800	Dollarama, Inc.	45,066,768
14,000	Dorel Industries, Inc. - Class B	28,061
14,531	Dream Hard Asset Alternatives Trust - Units	50,631
24,315	Dream Office Real Estate Investment Trust, REIT	379,411
101,207	DREAM Unlimited Corp.	637,656

4

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
CANADA (continued)
31,275	Dundee Precious Metals, Inc.	$145,820
84,046	ECN Capital Corp.	238,501
464	E-L Financial Corp. Ltd.	229,495
11,452	Eldorado Gold Corp.(a)	109,176
18,300	Element Fleet Management Corp.	135,020
51,800	Empire Co. Ltd. - Class A	1,143,586
52,166	Enghouse Systems Ltd.	1,954,421
1,539	Equitable Group, Inc.	75,184
23,300	Evertz Technologies Ltd.	252,426
32,283	Exco Technologies Ltd.	151,216
38	EXFO, Inc.(a)	94
6,300	Extendicare, Inc.	27,880
4,954	Finning International, Inc.	62,888
2,051	First Majestic Silver Corp.(a)	16,562
563	First National Financial Corp.	12,939
1,300	FirstService Corp.	112,400
11,963	Fortuna Silver Mines, Inc.(a)	35,925
1,000	GDI Integrated Facility Services, Inc.(a)	20,856
2,921	Genworth MI Canada, Inc.	72,020
4,500	Gibson Energy, Inc.	64,108
1,040	goeasy Ltd.	33,218
100,519	Gran Colombia Gold Corp.(a)	423,177
1,768	Great Canadian Gaming Corp.(a)	34,434
132,862	Guyana Goldfields, Inc.(a)	59,179
24,100	H&R Real Estate Investment Trust, REIT	170,714
35,700	Hardwoods Distribution, Inc.	303,410
17,224	Heroux-Devtek, Inc.(a)	138,465
36,589	High Liner Foods, Inc.	167,706
64,446	Home Capital Group, Inc.(a)	862,552
132,871	iA Financial Corp., Inc.	4,313,690
934,174	IAMGOLD Corp.(a)	3,278,951
2,679	Innergex Renewable Energy, Inc.	35,952
7,600	Interfor Corp.(a)	44,826
2,288	International Petroleum Corp. - Sweden(a)	3,567
2,926	Intertape Polymer Group, Inc.	28,715
160,499	Just Energy Group, Inc.	73,795
1,300	K-Bro Linen, Inc.	25,207
18,357	Kinaxis, Inc.(a)	1,845,261
1,183,142	Kinross Gold Corp.(a)	7,820,569
88,445	Kinross Gold Corp.(a)	583,936
5,380	Kirkland Lake Gold Ltd.	222,397
200	Lassonde Industries, Inc. - Class A	20,226
3,935	Laurentian Bank of Canada	87,890
18,544	Leon’s Furniture Ltd.	176,521
32,510	Linamar Corp.	781,015
72,624	Lundin Mining Corp.	355,829
35,200	Major Drilling Group International, Inc.(a)	89,773
5,799	Maple Leaf Foods, Inc.	107,194
Shares		Value
CANADA (continued)
15,698	Martinrea International, Inc.	$94,845
96,972	Medical Facilities Corp.	307,228
6,941	Metro, Inc.	285,579
1,000	Morguard Corp.	105,607
72,866	Morguard North American Residential Real Estate Investment Trust, REIT	774,753
1,000	Morneau Shepell, Inc.	24,175
1,886	MTY Food Group, Inc.	32,586
82,500	Mullen Group Ltd.	342,577
6,100	Neo Performance Materials, Inc.	32,517
21,500	New Gold, Inc.(a)	17,608
42,850	Nexus Real Estate Investment Trust - Unit	50,486
929	NFI Group, Inc.	10,625
2,202	Norbord, Inc.	35,721
1,646	North West Co., Inc. (The)	31,100
3,429	Northland Power, Inc.	73,583
404,200	Novagold Resources, Inc.(a)	4,522,998
2,188	Onex Corp.	100,853
8,069	Open Text Corp.	304,917
2,474	Osisko Gold Royalties Ltd.	22,590
226,793	Pan American Silver Corp.	4,817,083
8,103	Pan American Silver Corp.	172,311
5,688	Parkland Fuel Corp.	134,564
9,500	Pizza Pizza Royalty Corp.(a)	59,514
26,793	Plaza Retail REIT	57,938
22,508	Polaris Infrastructure, Inc.	201,318
936	Premium Brands Holdings Corp.	56,444
4,315	Pretium Resources, Inc.(a)	32,953
21,900	Quarterhill, Inc.	27,533
69,600	Quebecor, Inc. - Class B	1,515,554
175,033	Real Matters, Inc.(a)	2,006,916
3,100	Reitmans Canada Ltd. - Class A	724
1,900	Richelieu Hardware Ltd.	36,090
375,000	Ritchie Bros Auctioneers, Inc.	16,158,750
2,300	Ritchie Bros. Auctioneers, Inc.	98,993
8,854	Rogers Sugar, Inc.	29,769
19,403	Russel Metals, Inc.	210,207
7,588	Sandstorm Gold Ltd.(a)	58,929
8,801	SEMAFO, Inc.(a)	22,130
1,282	Sienna Senior Living, Inc.	12,203
2,500	Sierra Wireless, Inc.(a)	23,456
15,500	Sprott, Inc.	37,972
3,143	SSR Mining, Inc.(a)	55,072
69,309	Stantec, Inc.	2,042,996
14,115	Stars Group, Inc. (The)(a)	393,754
2,960	Stella-Jones, Inc.	73,790
17,300	Superior Plus Corp.	122,795
6,100	Teck Resources Ltd. - Class B	53,771
13,198	Teranga Gold Corp.(a)	91,403
3,064	TFI International, Inc.	84,967
1,901	TMX Group Ltd.	164,691
9,236	Torex Gold Resources, Inc.(a)	131,445

5

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
CANADA (continued)
2,345	Toromont Industries Ltd.	$110,179
181,588	TransAlta Corp.	1,068,433
3,900	TransAlta Renewables, Inc.	42,139
148,980	Transcontinental, Inc. - Class A	1,349,645
52,700	True North Commercial Real Estate Investment Trust REIT	224,513
11,200	Wajax Corp.	69,922
6,600	Wesdome Gold Mines Ltd.(a)	50,545
22,594	Whitecap Resources, Inc.	29,704
2,248	Winpak Ltd.	74,855
2,714	WSP Global, Inc.	182,129
60,166	Yamana Gold, Inc.	283,551
24,726	Yamana Gold, Inc.	115,718
		129,672,178
CAYMAN ISLANDS — 0.0%
63,600	Consolidated Water Co. Ltd.	955,272
CHILE — 0.0%
21,597	Aguas Andinas SA - Class A	7,243
1,708	CAP SA	8,336
33,539	Cencosud SA	40,573
26,113	Coca-Cola Embonor SA - Preference Shares	31,902
169,619	Colbún SA	24,887
23,369	Engie Energia Chile SA	28,835
72,330	Inversiones Aguas Metropolitanas SA	58,043
45,001	PAZ Corp. SA	29,268
118,945	Sigdo Koppers SA	115,606
47,915	SMU SA	8,035
525,545	Sociedad Matriz SAAM SA	31,278
29,332	Socovesa SA	6,851
18,421	Vina Concha y Toro SA	29,014
		419,871
CHINA — 2.4%
3,601	21Vianet Group, Inc. - ADR(a)	53,907
45,500	3SBio, Inc.(a)	46,659
2,491	58.Com Inc. - ADR(a)	129,407
235,250	Agile Group Holdings Ltd.	265,216
8,945,000	Agricultural Bank of China Ltd. - H Shares	3,761,458
9,434,000	Aluminum Corp. of China Ltd. - H Shares(a)	2,007,881
144,500	Asia Cement China Holdings Corp.	167,007
95,000	AviChina Industry & Technology Co. Ltd. - H Shares	37,498
113,000	Baic Motor Corp. Ltd. - H Shares	49,850
8,376,770	Bank of China Ltd. - H Shares	3,209,159
26,500	Bank of Chongqing Co. Ltd. - H Shares	14,254
4,722,000	Bank of Communications Co. Ltd. - H Shares	2,996,742
Shares		Value
CHINA (continued)
80,000	Baoye Group Co. Ltd. - H Shares(a)	$47,985
238,799	Baozun, Inc. - ADR(a)	7,603,360
308,000	BBMG Corp. - H Shares	78,266
208,000	Beijing Capital International Airport Co. Ltd. - H Shares	140,053
183,000	Beijing Capital Land Ltd. - H Shares	40,837
92,000	BYD Electronic International Co. Ltd.	212,896
235,656	Central China Real Estate Ltd.	120,374
57,000	Chaowei Power Holdings Ltd.	16,249
70,000	China Animal Healthcare Ltd.(a)(b)	847
97,000	China Aoyuan Group Ltd.	113,610
1,049,000	China Cinda Asset Management Co. Ltd. - H Shares	204,320
72,000	China Communications Services Corp. Ltd. - H Shares	51,173
42,000	China Conch Venture Holdings Ltd.	201,535
4,312,044	China Construction Bank Corp. - H Shares	3,515,268
114,800	China Dili Group(a)	25,914
1,834	China Distance Education Holdings Ltd. - ADR	14,232
104,000	China Eastern Airlines Corp. Ltd. - H Shares(a)	43,331
326,000	China Energy Engineering Corp. Ltd. - H Shares	34,902
149,500	China Galaxy Securities Co. Ltd. - H Shares	76,365
268,500	China Harmony New Energy Auto Holding Ltd.	136,804
259,000	China Hongqiao Group Ltd.	128,957
79,500	China Huiyuan Juice Group Ltd.(a)(b)	7,192
43,600	China International Capital Corp. Ltd.	67,038
76,440	China International Marine Containers Group Co. Ltd. - H Shares	68,232
681,515	China Lesso Group Holdings Ltd.	968,758
27,000	China Lilang Ltd.	16,543
74,000	China Maple Leaf Educational Systems Ltd.	21,763
114,000	China Medical System Holdings Ltd.	135,874
54,000	China Meidong Auto Holdings Ltd.	97,099
3,819,300	China Minsheng Banking Corp. Ltd. - H Shares	2,857,393
114,000	China Molybdenum Co. Ltd. - H Shares	34,410
594,834	China National Building Material Co. Ltd. - H Shares	748,098

6

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
CHINA (continued)
114,000	China Oilfield Services Ltd. - H Shares	$88,524
156,000	China Oriental Group Co. Ltd.	47,489
2,650,500	China Railway Construction Corp. Ltd. - H Shares	2,906,063
4,945,000	China Railway Group Ltd. - H Shares	2,972,422
38,000	China Railway Signal & Communication Corp. Ltd. - H Shares(a)	18,773
18,500	China Resources Medical Holdings Co. Ltd.	9,450
323,400	China SCE Group Holdings Ltd.	141,833
168,000	China Silver Group Ltd.(a)	12,569
77,000	China Sunshine Paper Holdings Co. Ltd.	9,833
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)	0
5,888,000	China Telecom Corp. Ltd. - H Shares	2,027,857
31,000	China XLX Fertiliser Ltd.	7,718
27,000	China Yongda Automobiles Services Holdings Ltd.	27,374
34,000	China Yuhua Education Corp. Ltd.	34,208
264,800	China Zhongwang Holdings Ltd.	63,873
164,000	Chinasoft International Ltd.	86,733
4,094,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	1,790,217
461,923	CIFI Holdings Group Co. Ltd.	350,948
21,000	Colour Life Services Group Co. Ltd.	9,995
26,000	Consun Pharmaceutical Group Ltd.	13,415
280,093	COSCO SHIPPING Development Co. Ltd. - H Shares	28,904
106,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	69,596
125,000	COSCO SHIPPING Holdings Co. Ltd. - H Shares(a)	36,117
44,000	Country Garden Services Holdings Co. Ltd.	204,321
62,000	CPMC Holdings Ltd.	21,913
302,000	CT Environmental Group Ltd.(a)(b)	2,485
112,000	Dali Foods Group Co. Ltd.	68,912
179,000	Dongyue Group Ltd.	79,196
56,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	23,115
14,200	Everbright Securities Co. Ltd. - H Shares	8,865
1,222	Fanhua, Inc. - ADR	23,132
334,500	Fantasia Holdings Group Co. Ltd.	64,721
Shares		Value
CHINA (continued)
84,000	FIH Mobile Ltd.(a)	$9,535
205,000	Fosun International Ltd.	259,671
38,000	Fu Shou Yuan International Group Ltd.	34,213
227,600	Fufeng Group Ltd.	77,506
71,000	Genertec Universal Medical Group Co. Ltd.	43,044
32,000	Golden Eagle Retail Group Ltd.	30,793
1,007,600	GOME Retail Holdings Ltd.(a)	116,974
409,500	Great Wall Motor Co. Ltd. - H Shares	273,616
169,000	Greenland Hong Kong Holdings Ltd.	62,564
3,174,500	Greentown China Holdings Ltd.	3,435,544
34,000	Greentown Service Group Co. Ltd.	45,173
124,000	Guangshen Railway Co. Ltd. - H Shares	26,232
26,000	Guangzhou Automobile Group Co. Ltd.- H Shares	23,443
6,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares	15,866
2,806,800	Guangzhou R&F Properties Co. Ltd. - H Shares	3,540,858
106,000	Guorui Properties Ltd.	17,501
47,000	Haichang Ocean Park Holdings Ltd.(a)	3,698
569	Hailiang Education Group, Inc. - ADR(a)	27,090
33,000	Hainan Meilan International Airport Co. Ltd.(a)	33,883
32,000	Haitian International Holdings Ltd.	57,458
42,000	Harbin Electric Co. Ltd. - H Shares(a)	11,648
63,000	Harmonicare Medical Holdings Ltd(a)(b)	3,108
33,000	Hengan International Group Co. Ltd.	294,350
5,000	Hiroca Holdings Ltd.	9,433
36,000	Hisense Home Appliances Group Co. Ltd. - H Shares	34,688
24,500	Honworld Group Ltd.	7,363
68,000	HOSA International Ltd.(a)(b)	477
23,000	Hua Hong Semiconductor Ltd.	44,680
138,000	Huan Yue Interactive Holdings Ltd.(a)	16,555
54,000	Huaneng Power International, Inc. - H Shares	20,339
4,773	Huazhu Group Ltd. - ADR	171,876
183,700	Huishang Bank Corp. Ltd. - H Shares	65,637
5,202,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,536,219
11,900	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	7,844
123,550	JD.com, Inc. - ADR(a)	5,325,005

7

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
CHINA (continued)
30,000	Jiangsu Expressway Co. Ltd. - H Shares	$35,795
77,000	Jiangxi Copper Co. Ltd. - H Shares	75,287
63,000	Jingrui Holdings Ltd.	18,447
3,567	Jinkosolar Holding Co., Ltd. - ADR(a)	56,430
3,404	JOYY, Inc. - ADR(a)	207,508
987,000	Kaisa Group Holdings Ltd.	376,849
5,600,000	Kingdee International Software Group Co. Ltd.	8,148,081
99,500	KWG Property Holding Ltd.	146,571
416,000	Lenovo Group Ltd.	226,446
49,000	Li Ning Co. Ltd.	154,537
128,000	Lifetech Scientific Corp.(a)	28,233
96,000	Logan Property Holdings Co. Ltd.	151,074
280,000	Lonking Holdings Ltd.	94,628
117,500	Luye Pharma Group Ltd.	57,291
303,000	Metallurgical Corp. of China Ltd. - H Shares	52,764
86	Microport Scientific Corp.	187
54,000	Minth Group Ltd.	129,698
279,800	Modern Land China Co. Ltd.	37,896
4,000	On-Bright Electronics, Inc.	30,669
54,000	O-Net Technologies Group Ltd.	33,504
18,000	Orient Securities Co. Ltd. - China - H Shares	9,264
7,769,715	People’s Insurance Co. Group of China Ltd. (The) - H Shares	2,545,640
6,812,000	Postal Savings Bank of China Co. Ltd. - H Shares	4,085,882
486,000	Powerlong Real Estate Holdings Ltd.	297,148
113,000	Qingdao Port International Co. Ltd. - H Shares	60,782
134,500	Qinhuangdao Port Co. Ltd. - H Shares	22,381
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)	0
67,000	Real Gold Mining Ltd.(a)(b)	2,273
78,000	Redco Properties Group Ltd.	36,522
87,000	Ronshine China Holdings Ltd.	90,451
69,000	Sany Heavy Equipment International Holdings Co. Ltd.	36,669
142,000	Seazen Group Ltd.	137,558
270,080	Semiconductor Manufacturing International Corp.(a)	516,296
58,000	Shandong Chenming Paper Holdings Ltd. - H Shares	22,370
80,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	121,974
32,000	Shandong Xinhua Pharmaceutical Co. Ltd. - H Shares	17,089
Shares		Value
CHINA (continued)
52,000	Shanghai Electric Group Co. Ltd. - H Shares	$16,098
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	45,817
25,000	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - H Shares	16,221
116,000	Shanghai Jin Jiang Capital Co. Ltd.	20,798
54,100	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	95,325
53,000	Shengjing Bank Co. Ltd. - H Shares	48,539
32,000	Shenzhen Expressway Co. Ltd. - H Shares	36,448
211,881	Shui On Land Ltd.	37,443
2,000	Silergy Corp.	80,373
6,405	SINA Corp./China(a)	216,297
4,675,562	Sino-Ocean Land Holdings Ltd.	1,230,332
198,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	54,401
93,500	Sinotruk Hong Kong Ltd.	188,387
214,000	Skyfame Realty Holdings Ltd.	28,156
100,500	SOHO China Ltd.	47,965
69,000	Sunshine 100 China Holdings Ltd.(a)	12,282
4,228	Tarena International, Inc. - ADR(a)	21,563
16,000	Tenfu Cayman Holdings Co. Ltd.	11,351
255,000	Tenwow International Holdings Ltd.(a)(b)	2,345
36,000	Tian Shan Development Holdings Ltd.	14,488
52,000	Tiangong International Co. Ltd.	16,500
100,000	Tianneng Power International Ltd.	97,388
110,000	Tingyi Cayman Islands Holding Corp.	194,673
31,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	24,712
828,667	Tongkun Group Co. Ltd. - Class A	1,380,700
552,538	Tongkun Group Co. Ltd. Pnote(a)	920,622
27,500	TravelSky Technology Ltd. - H Shares	48,597
84,000	Trigiant Group Ltd.	14,302
201,000	Trony Solar Holdings Co. Ltd.(a)(b)	0
12,000	Tsingtao Brewery Co. Ltd. - H Shares	72,983
1,392,100	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares(a)	833,033
1,444,199	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares(a)	2,047,903

8

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
CHINA (continued)
2,158,500	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares(a)	$1,588,548
1,068,700	UBS Cicc Xuji Electric Co. Ltd. Pnote(a)	2,135,252
5,052,004	UBS Csg Holding Co. Ltd. Note(a)	3,202,213
3,379,400	UBS Daqin Railway Co. Ltd. - A Shares(a)	3,440,702
646,955	UBS Fujian Star-Net Communicat (Connect) Pnote(a)	3,437,472
2,343,845	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares(a)	2,286,655
1,829,694	UBS MLS Co. Ltd. - A Shares(a)	2,996,691
848,802	UBS Ping An Bank Co. Ltd. - A Shares(a)	1,676,639
4,773,200	UBS Rizhao Port Co. Ltd. - A Shares(a)	1,644,749
2,024,600	UBS Shandong Haihua Co. Ltd. - A Shares(a)	1,022,038
5,113,160	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares(a)	1,515,387
1,346,000	UBS Shenzhen Laibao Hi-Tech Co. Pnote(a)	2,055,611
991,000	UBS Triangle Tyre Co. Pnote(a)	1,885,853
2,893,797	UBS Wuxi Taiji Industry Co. Ltd. - A Shares(a)	4,427,625
974,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares(a)	799,765
2,168,822	UBS Yunnan Copper Co. Ltd. Note(a)	2,958,555
83,400	Uni-President China Holdings Ltd.	84,019
32,746	Vipshop Holdings Ltd. - ADR(a)	521,644
229,000	Want Want China Holdings Ltd.	164,236
1,933	Weibo Corp. - ADR(a)	72,545
382,000	West China Cement Ltd.	67,999
332,000	Xiamen International Port Co. Ltd. - H Shares	29,549
2,721,200	Xiaomi Corp.(a)	3,580,295
120,012	Xingda International Holdings Ltd.	28,639
15,000	Xingfa Aluminium Holdings Ltd.	13,544
70,257	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	68,966
192,160	Xinyi Solar Holdings Ltd.	120,960
14,372	Xinyuan Real Estate Co. Ltd. - ADR	37,367
146,759	Xtep International Holdings Ltd.	56,224
34,000	Yadea Group Holdings Ltd.	12,806
Shares		Value
CHINA (continued)
288,000	Yanzhou Coal Mining Co. Ltd. - H Shares	$218,438
8,400	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares	31,801
20,000	Yihai International Holding Ltd.	159,948
11,131	Yirendai Ltd. - ADR(a)	43,967
104,500	Youyuan International Holdings Ltd.(a)(b)	1,314
153,446	Yuzhou Properties Co. Ltd.	65,317
220,900	Zai Lab Ltd. - ADR(a)	13,854,848
43,000	Zhaojin Mining Industry Co. Ltd. - H Shares	48,588
28,000	Zhejiang Expressway Co. Ltd. - H Shares	21,056
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
34,500	Zhongsheng Group Holdings Ltd.	139,291
11,000	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	33,912
4,015,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	3,231,680
		145,226,115
DENMARK — 0.5%
15,657	ALK-Abello A/S(a)	3,987,111
12,557	Alm Brand A/S	98,475
8,231	Amagerbanken A/S(a)(b)	0
3,554	Ambu A/S - B Shares	111,486
1,075	Bavarian Nordic A/S(a)	25,354
860	Bavarian Nordic A/S(a)	20,284
97	Brodrene A&O Johansen A/S - Preference Shares	4,986
1,192	Brodrene Hartmann A/S(a)	52,342
2,553	D/S Norden A/S(a)	35,956
4,589	Demant A/S(a)	109,683
5,709	Dfds A/S(a)	144,543
23,372	FLSmidth & Co. A/S(a)	615,599
43,644	Genmab A/S(a)	10,495,583
257,076	GN Store Nord A/S	11,752,801
8,109	H. Lundbeck A/S	295,457
16,899	H+H International A/S - Class B(a)	222,863
19,635	INVISIO Communications AB	220,589
60,879	ISS A/S(a)	908,368
420	Jeudan A/S(a)	14,267
3,232	Jyske Bank A/S(a)	87,335
165,902	Matas A/S	1,121,972
3,263	Nilfisk Holding A/S(a)	46,003
2,606	NKT A/S(a)	58,364
4,279	North Media AS(a)	27,147
1,840	Parken Sport & Entertainment A/S(a)	19,456
8,246	Per Aarsleff Holding A/S	240,989
2,702	Ringkjoebing Landbobank A/S	169,042

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
DENMARK (continued)
590	Rockwool International A/S - A Shares	$115,240
453	Rockwool International A/S - B Shares	95,134
2,369	Royal Unibrew A/S(a)	183,348
2,806	RTX A/S	76,030
5,456	Scandinavian Tobacco Group A/S	62,899
930	Schouw & Co.	66,719
1,395	Solar A/S - Class B	48,349
76,585	Spar Nord Bank A/S(a)	530,868
3,736	Sydbank A/S(a)	62,164
2,492	TCM Group A/S	35,865
120	Tivoli A/S(a)	11,596
974	Topdanmark A/S	39,336
17,548	Tryg A/S	464,648
279,561	Vestjysk Bank A/S(a)	119,678
866	Zealand Pharma AS(a)	30,040
		32,827,969
FAEROE ISLANDS — 0.0%
1,482	Bakkafrost	73,268
662	BankNordik P/F(a)	9,819
		83,087
FINLAND — 0.3%
3,582	Adapteo Oyj(a)	25,959
1,773	Admicom Oyj	142,224
1,171	Ahlstrom-Munksjo Oyj	16,400
14,904	Aktia Bank Oyj	125,761
4,177	Alma Media Oyj	37,077
7,013	Altia Oyj	58,792
1,171	Asiakastieto Group Oyj(a)	41,192
1,907	Aspo Oyj	13,458
5,681	Atria Oyj	58,582
1,043	CapMan Oyj	2,108
3,664	Cargotec Oyj - Class B	80,023
13,256	Caverion Oyj(a)	75,684
2,890	Digia Oyj	14,695
9,841	Elisa Oyj	597,882
1,931	eQ Oyj	27,298
201,227	Finnair Oyj(a)	803,117
14,955	Fiskars Oyj Abp	172,407
16,592	F-Secure Oyj(a)	50,002
14,434	Harvia Oyj	166,875
48,645	HKScan Oyj - A Shares(a)	114,612
16,611	Huhtamaki Oyj(a)	621,094
2,500	Ilkka-Yhtyma Oyj	8,931
22,053	Kamux Corp.	170,860
18,557	Kemira Oyj(a)	223,490
11,888	Kesko Oyj - A Shares	192,807
30,008	Kesko Oyj - B Shares	488,333
5,286	Kojamo Oyj	95,000
8,173	Konecranes Oyj(a)	177,695
24,266	Lassila & Tikanoja Oyj	339,846
8,843	Metsa Board Oyj(a)	61,632
Shares		Value
FINLAND (continued)
6,367	Metso Oyj	$176,735
6,587	Nokian Renkaat Oyj	141,011
1,595	Olvi Oyj - Class A	67,294
81,492	Oriola Oyj - Class B	187,537
4,633	Orion Oyj - Class A(a)	228,977
82,498	Orion Oyj - Class B(a)	4,193,021
9,049	Outotec Oyj	37,781
1,885	Ponsse Oyj	48,750
6,173	QT Group Oyj(a)	154,235
13,137	Raisio Oyj - V Shares	48,731
1,052	Remedy Entertainment Oyj	23,633
1,307	Revenio Group Oyj(a)	35,449
102,332	Sanoma Oyj	926,284
57,453	Stora Enso Oyj - Class R(a)	679,969
1,377	Terveystalo Oyj	14,396
2,486	TietoEVRY Oyj(a)	60,588
2,154	Tikkurila Oyj	28,184
3,578	Titanium Oyj	31,995
106,390	Tokmanni Group Corp.(a)	1,294,126
71,864	Uponor Oyj	808,000
2,873	Vaisala Oyj - Class A(a)	91,303
116,486	Valmet Oyj(a)	2,667,920
63,511	YIT Oyj	347,994
		17,297,749
FRANCE — 0.6%
2,343	ABC Arbitrage	16,022
5,982	AKWEL	74,600
9,940	Albioma SA	330,052
5,333	Alstom SA	218,339
957	Altarea SCA REIT	117,039
1,291	Alten SA	92,949
723	ARGAN SA REIT	56,253
10,091	Arkema SA	837,111
2,363	Assystem SA	53,085
11,795	Atos SE	840,940
703	Axway Software SA	11,517
612	Bastide le Confort Medical(a)	21,729
9,026	Bigben Interactive	116,716
1,783	BioMerieux	221,378
1,109	Boiron SA	40,834
7,843	Bonduelle SCA	171,896
15,583	Bureau Veritas SA	323,433
117	Burelle SA	72,313
6,600	Casino Guichard Perrachon SA	247,573
19,334	Catana Group(a)	38,985
1,521	Cegedim SA(a)	45,670
318,059	Cellectis SA(a)	4,287,120
1,199,140	CGG SA(a)	1,511,195
3,995	Cie des Alpes	74,950
7,211	Cie Plastic Omnium SA	137,182
32,520	Coface SA(a)	191,015
302,507	Derichebourg SA	851,964
423	Devoteam SA	32,309
11,512	Edenred	463,871
9,413	Eiffage SA	770,551

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
FRANCE (continued)
6,116	Ekinops SAS(a)	$39,342
410	Electricite de Strasbourg SA	47,401
1,613	Eramet	51,261
685	Eurobio Scientific SA(a)	8,820
1,226	Exel Industries SA - Class A(a)	56,025
17,327	Faurecia SE	627,739
3,693	Fnac Darty SA(a)	119,062
1,416	Gaztransport Et Technigaz SA	102,725
648	Gecina SA REIT	84,575
26,478	Getlink SE	337,456
15,590	GL Events	186,903
1,031	Groupe Crit	57,169
1,062	Groupe Guillin	19,156
6,079	Guerbet	192,190
76	Haulotte Group SA	332
848	HEXAOM	23,697
895	ICADE REIT	68,802
172	ID Logistics Group(a)	32,043
954	Iliad SA	142,181
1,569	Imerys SA	49,209
658	Infotel SA	24,012
2,784	Ingenico Group SA	349,933
98,214	Innate Pharma SA(a)	694,202
3,944	Interparfums SA	136,577
3,913	Ipsen SA	290,517
17,508	IPSOS	337,677
3,611	Jacquet Metal Service SA	37,197
1,834	JCDecaux SA	38,025
4,797	Kaufman & Broad SA	173,212
34,824	Korian SA	1,170,811
126,616	Lagardere SCA	2,053,540
863	Laurent-Perrier	72,821
1,403	Le Belier	49,353
16,199	Lectra	255,625
640	Linedata Services	16,131
8,448	LISI	137,015
4,356	LNA Sante SA	193,328
1,676	Manitou BF SA	25,713
19,885	Mersen SA	436,911
19,785	Metropole Television SA	220,284
42,312	Nexans SA	1,506,953
24,435	Nexity SA	749,762
1,268	Oeneo SA	15,007
3,406	OL Groupe SA(a)	8,174
1,714	Orpea	190,647
392	Plastivaloire	1,690
38,565	Quadient	532,496
419,770	Rexel SA	3,933,058
112	Robertet SA	97,575
16,545	Rothschild & Co.	327,444
1,515	Rubis SCA	68,003
104	Samse SA	12,992
2,365	Savencia SA	139,952
13,917	SCOR SE	391,951
947	SEB SA	113,948
3,449	Seche Environnement SA	133,420
Shares		Value
FRANCE (continued)
2,175	Societe pour l’Informatique Industrielle	$42,426
830	SOITEC(a)	76,312
331,224	Solocal Group(a)	56,624
3,572	Somfy SA	299,060
11,724	Sopra Steria Group	1,388,847
3,089	SPIE SA	46,647
1,237	Stef SA	92,992
23,288	Suez	263,241
3,477	Synergie SA	76,206
2,721	Tarkett SA(a)	26,956
2,824	Teleperformance	632,865
137,672	Television Francaise 1	674,684
876	Thermador Groupe	42,527
1,233	Trigano SA	91,003
3,300	Ubisoft Entertainment SA(a)	245,620
74,733	Valneva SE(a)	342,737
602	Vetoquinol SA	37,999
1,831	VIEL & Cie SA	9,832
321	Vilmorin & Cie SA	12,840
7,602	Virbac SA(a)	1,499,523
1,823	Worldline SA(a)	123,820
		35,533,396
GABON — 0.0%
76	Total Gabon	8,662
GEORGIA — 0.0%
1,065	Bank of Georgia Group Plc	13,360
5,317	Georgia Capital Plc(a)	28,126
1,567	HeidelbergCement AG	74,492
161,812	Telefonica Deutschland Holding AG	460,152
		576,130
GERMANY — 0.9%
15,319	7C Solarparken AG	56,406
3,835	Aareal Bank AG	62,703
647	ADO Properties SA	18,151
60,550	ADVA Optical Networking SE(a)	396,133
40,347	AIXTRON SE(a)	375,734
2,114	Allgeier SE	68,804
272,218	Alstria Office REIT AG	4,077,915
1,944	Amadeus Fire AG	200,252
1,207	Atoss Software AG	242,715
2,338	Aurubis AG	122,315
507	Basler AG	25,946
12,453	Bauer AG	142,198
2,096	BayWa AG	61,557
1,729	Bechtle AG	250,484
833	Bijou Brigitte AG	27,203
1,050	Biotest AG - Preference Shares	24,049
70,477	Borussia Dortmund GmbH & Co. KGaA	496,219
15,068	Brenntag AG	680,143
1,385	CANCOM SE	70,606

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
GERMANY (continued)
42,850	Carl Zeiss Meditec AG(a)	$4,223,815
82,683	CECONOMY AG(a)	211,118
2,761	CENIT AG	29,651
10,801	CENTROTEC Sustainable AG	151,742
1,047	Cewe Stiftung & Co. KGaA	108,770
3,909	comdirect bank AG	56,116
3,684	CompuGroup Medical SE	280,379
5,229	CropEnergies AG	41,372
3,772	CTS Eventim AG & Co KGaA	156,827
1,453	Delivery Hero SE(a)	122,605
3,445	Dermapharm Holding SE	163,259
12,877	Deutsche EuroShop AG	185,705
161,574	Deutz AG	622,194
43,104	DIC Asset AG(a)	570,607
1,553	DMG Mori AG	69,776
464	Dr Hoenle AG(a)	18,737
551	Draegerwerk AG & Co. KGaA	38,523
14,782	Draegerwerk AG & Co. KGaA - Preference Shares	1,235,978
4,407	Eckert & Ziegler Strahlen- und Medizintechnik AG	636,036
6,428	Elmos Semiconductor AG	128,204
961	Energiekontor AG	19,167
1,111	Fielmann AG	72,745
763	First Sensor AG	31,773
7,169	Fraport AG Frankfurt Airport Services Worldwide	314,561
16,338	Freenet AG	309,830
1,136	FUCHS PETROLUB SE	37,969
2,915	Fuchs Petrolub SE - Preference Shares	113,274
8,712	GEA Group AG	200,298
4,747	Gerresheimer AG	378,967
3,642	Gesco AG	62,062
35,057	GFT Technologies SE	321,553
3,242	Hamborner AG REIT	29,175
28,814	Hamburger Hafen und Logistik AG	469,850
5,298	Hapag-Lloyd AG	761,726
291	Hawesko Holding AG	10,173
4,049	Hella GmbH & Co. KGaA	149,974
1,172	HOCHTIEF AG	92,151
5,825	Hornbach Baumarkt AG	125,497
4,645	Hornbach Holding AG & Co KGaA	264,693
88	Hypoport SE(a)	31,197
5,512	Indus Holding AG	169,734
1,032	Isra Vision AG	56,546
1,149	Jenoptik AG	23,722
7,052	KION Group AG	350,154
15,325	Kloeckner & Co. SE	62,642
1,745	Koenig & Bauer AG	35,912
3,145	KPS AG(a)	18,335
3,474	Krones AG	209,575
210	KSB SE & Co. KGaA	51,549
Shares		Value
GERMANY (continued)
239	KSB SE & Co. KGaA - Preference Shares	$51,596
2,185	KWS Saat SE & Co. KGaA	125,708
18,099	LANXESS AG	891,731
2,823	LEG Immobilien AG	324,333
2,138	Leifheit AG	45,570
38,332	LPKF Laser & Electronics AG(a)	833,405
1,097	Medios AG(a)	40,152
2,685	Mensch und Maschine Software SE	144,470
83,863	METRO AG	728,596
5,961	MLP SE	30,670
115,131	MorphoSys AG(a)	12,104,444
1,821	MTU Aero Engines AG	248,047
5,868	Nemetschek SE	369,752
541	New Work SE	128,946
530	Nexus AG	20,328
5,156	Nordex SE(a)	41,783
6,120	Norma Group SE	153,850
981	OHB SE	36,874
15,087	OSRAM Licht AG(a)	667,113
4,429	Patrizia AG	98,770
99	Paul Hartmann AG	34,934
263	Pfeiffer Vacuum Technology AG	43,404
18,266	PNE AG	86,873
1,157	PSI Software AG	24,661
3,452	Puma SE	217,062
25,167	QSC AG	32,378
158	Rational AG	76,322
8,390	Rheinmetall AG	568,387
1,725	RHOEN-KLINIKUM AG	34,367
4,230	RIB Software SE(a)	134,150
7,393	SAF-Holland SA	38,029
1,854	Schaltbau Holding AG(a)	53,028
4,609	Scout24 AG	301,532
330	Secunet Security Networks AG	54,245
1,088	Siltronic AG	93,452
2,711	SimCorp A/S	250,825
361,895	Sirius Real Estate Ltd.	321,342
888	Sixt Leasing SE	18,119
1,152	Sixt SE	77,828
1,830	Sixt SE - Preference Shares	84,528
5,157	SMA Solar Technology AG(a)	164,114
4,870	Software AG	172,913
3,105	Sto Se & Co. KGAA - Preference Shares	313,042
1,298	STRATEC SE	122,755
2,297	Stroeer SE & Co. KGaA	145,619
4,202	Suedzucker AG	55,580
2,504	Suess MicroTec AG(a)	23,406
2,878	Surteco Group SE	62,289
476,567	TAG Immobilien AG	10,418,848
11,613	Takkt AG	94,555
6,947	Talanx AG	248,028
695	Technotrans SE	9,871

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
GERMANY (continued)
524	Traffic Systems SE	$13,896
10,876	United Internet AG	374,837
4,509	VERBIO Vereinigte BioEnergie AG	41,111
8,618	VIB Vermoegen AG	238,935
3,366	Villeroy & Boch AG - Preference Shares(a)	41,128
1,662	Vossloh AG	62,835
3,432	Wacker Neuson SE	42,574
841	Washtec AG	33,178
24,374	Wuestenrot & Wuerttembergische AG	430,571
		53,967,440
GIBRALTAR — 0.0%
11,850	888 Holdings Plc	21,552
GREECE — 0.1%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)	0
1,872,832	Alpha Bank AE(a)	1,368,918
733	Bank of Greece	10,555
2,818,956	Eurobank Ergasias SA(a)	1,137,431
4,916	GEK Terna Holding Real Estate Construction SA(a)	31,354
755,056	National Bank of Greece SA(a)	1,025,188
282,653	OPAP SA	2,539,922
35,269	Piraeus Bank SA(a)	47,075
22,848	Proton Bank SA(a)(b)	0
2,633	Sarantis SA	22,506
12,534	T Bank SA(a)(b)	0
2,904	Terna Energy SA	27,146
210	Thessaloniki Port Authority SA	4,810
31,091	TT Hellenic Postbank SA(a)(b)	0
		6,214,905
HONG KONG — 0.7%
430,000	Alibaba Pictures Group Ltd.(a)	57,685
1,273,693	Allied Properties HK Ltd.	318,731
48,000	AMVIG Holdings Ltd.	9,164
210,000	Analogue Holdings Ltd.	28,172
390,250	APT Satellite Holdings Ltd.	125,343
144,000	Asia Financial Holdings Ltd.	67,797
5,300	ASM Pacific Technology Ltd.	53,872
74,000	Associated International Hotels Ltd.	156,543
18,000	Ausnutria Dairy Corp. Ltd.	33,527
37,800	Bank of East Asia Ltd. (The)	80,159
29,000	Beijing Enterprises Holdings Ltd.	103,057
418,000	Beijing Enterprises Water Group Ltd.	161,754
504,000	Bel Global Resources Holdings Ltd.(a)(b)	0
70,000	Bosideng International Holdings Ltd.	19,052
Shares		Value
HONG KONG (continued)
776,000	Bright Smart Securities & Commodities Group Ltd.	$101,098
289,000	Brightoil Petroleum Holdings Ltd.(a)(b)	20,969
130,000	Brilliance China Automotive Holdings Ltd.	120,903
296,354	Brockman Mining Ltd.(a)	4,778
2,266,667	Build King Holdings Ltd.	236,827
624,789	Cafe de Coral Holdings Ltd.	1,289,471
28,000	Camsing International Holding, Ltd.(a)(b)	1,571
92,000	Carrianna Group Holdings Co. Ltd.	6,527
55,000	Cathay Pacific Airways Ltd.	65,198
166,800	Century City International Holdings Ltd.	8,929
564,000	CGN New Energy Holdings Co. Ltd.	116,401
7,036,000	Champion REIT	4,156,708
143,936	Cheuk Nang Holdings Ltd.	44,745
85,873	Chevalier International Holdings Ltd.	108,553
56,222	China Everbright International Ltd.	32,707
525,600	China Fiber Optic Network System Group Ltd.(a)(b)	3,559
66,000	China Flavors & Fragrances Co. Ltd.	11,493
98,000	China Foods Ltd.	32,361
88,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.	58,345
6,603,000	China High Precision Automation Group Ltd.(a)(b)	0
322,000	China Jinmao Holdings Group Ltd.	224,704
193,200	China Metal Recycling Holdings Ltd.(a)(b)	0
650,000	China Oil and Gas Group Ltd.	20,290
111,000	China Overseas Grand Oceans Group Ltd.	69,442
120,000	China Overseas Property Holdings Ltd.	132,964
113,333	China Power International Development Ltd.	22,952
298,440	China Resources Cement Holdings Ltd.	404,208
36,800	China Resources Gas Group Ltd.	207,912
44,000	China Resources Power Holdings Co. Ltd.	52,159
142,000	China State Construction Development Holdings Ltd.	10,074
252,870	China State Construction International Holdings Ltd.	195,707
152,000	China Traditional Chinese Medicine Holdings Co. Ltd.	67,447
148,000	China Travel International Investment Hong Kong Ltd.	20,809

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
HONG KONG (continued)
2,612,000	China Unicom Hong Kong Ltd.	$1,687,987
60,000	China Vast Industrial Urban Development Co. Ltd.	23,528
34,000	China Water Affairs Group Ltd.	25,744
128,000	China Water Industry Group Ltd.(a)	4,458
7,000	Chong Hing Bank Ltd.	9,228
534,322	Chow Sang Sang Holdings International Ltd.	543,110
100,000	Chu Kong Shipping Enterprises Group Co. Ltd.	12,770
237,500	Chuang’s Consortium International Ltd.	35,231
66,000	CIMC Enric Holdings Ltd.	30,904
5,040,000	CITIC Telecom International Holdings Ltd.	1,865,824
274,000	Citychamp Watch & Jewellery Group Ltd.(a)	54,075
490,000	CK Life Sciences International Holdings, Inc.	63,205
47,000	Clear Media Ltd.	42,984
940,000	Concord New Energy Group Ltd.	38,194
22,000	Convenience Retail Asia Ltd.	11,521
2,354,687	COSCO SHIPPING Ports Ltd.	1,254,416
3,008,228	Cowell e Holdings, Inc.	807,109
1,766,000	CP Pokphand Co. Ltd.	152,624
1,359,335	CSI Properties Ltd.	47,342
131,964	Dah Sing Banking Group Ltd.	129,709
173,977	Dah Sing Financial Holdings Ltd.	572,256
5,600	Dairy Farm International Holdings Ltd.	26,824
208,000	Dawnrays Pharmaceutical Holdings Ltd.	31,123
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)	11,979
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)	0
198,416	Emperor International Holdings Ltd.	36,343
2,900,000	Emperor Watch & Jewellery Ltd.	51,622
3,800	Esprit Holdings, Ltd.(a)	363
21,000	Essex Bio-technology Ltd.	13,192
92,000	EVA Precision Industrial Holdings Ltd.	5,815
108,000	Ever Sunshine Lifestyle Services Group Ltd.	152,684
212,893	Far East Consortium International Ltd.	75,518
309,000	Far East Horizon Ltd.	249,512
3,818,000	First Pacific Co. Ltd.	792,903
27,100	Fortune Real Estate Investment Trust REIT(a)	25,378
170,000	Fountain SET Holdings Ltd.	25,437
127,877	FSE Services Group Ltd.	55,588
Shares		Value
HONG KONG (continued)
534,000	GCL-New Energy Holdings Ltd.(a)	$7,439
500,000	Gemdale Properties & Investment Corp. Ltd.	79,329
1,458,000	Get Nice Holdings Ltd.	23,132
80,000	Giordano International Ltd.	15,995
220,000	Gold Peak Industries Holdings Ltd.	19,297
7,050,000	G-Resources Group Ltd.(a)	40,013
188,600	Guotai Junan International Holdings Ltd.	24,814
63,000	Haier Electronics Group Co. Ltd.	173,499
149,000	Haitong International Securities Group Ltd.	34,980
133,267	Hanison Construction Holdings Ltd.	18,565
101,000	Harbour Centre Development Ltd.	110,087
8,500	Health and Happiness H&H International Holdings Ltd.	32,399
2,436,142	Hengdeli Holdings Ltd.	97,414
24,000	HK Electric Investments & HK Electric Investments Ltd.	24,766
45,500	HKBN Ltd.	78,293
29,441	HKC Holdings Ltd.	22,178
630,400	HKR International Ltd.	278,100
90,000	Hon Kwok Land Investment Co. Ltd.	27,398
136,151	Hongkong & Shanghai Hotels Ltd. (The)	124,340
112,000	Hopson Development Holdings Ltd.	126,411
166,000	Hsin Chong Group Holdings Ltd.(a)(b)	5,621
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)	11,280
87,000	Hysan Development Co. Ltd.	289,532
208,000	International Housewares Retail Co. Ltd.	50,977
175,000	IPE Group Ltd.(a)	15,801
3,110,065	IRC Ltd.(a)	32,896
331,418	IT Ltd.	56,430
246,000	Jacobson Pharma Corp. Ltd.	46,328
494,562	Johnson Electric Holdings Ltd.	835,700
452,000	Joy City Property Ltd.	36,148
134,000	Ju Teng International Holdings Ltd.	34,569
87,002	K Wah International Holdings Ltd.	40,064
25,500	Kerry Logistics Network Ltd.	34,932
324,500	Kerry Properties Ltd.	891,564
118,200	Kingboard Holdings Ltd.	291,517
125,500	Kingboard Laminates Holdings Ltd.	122,869
237,000	Kowloon Development Co. Ltd.	275,137
44,042	Lai Fung Holdings Ltd.	47,436
48,900	Lai Sun Development Co. Ltd.	56,453

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
HONG KONG (continued)
121,540	Lai Sun Garment International Ltd.	$130,437
9,000	Lam Soon Hong Kong Ltd.	14,628
68,000	Landsea Green Group Co. Ltd.	6,929
24,000	Lee & Man Chemical Co. Ltd.	9,814
292,200	Lee & Man Paper Manufacturing Ltd.	180,163
80,000	Leyou Technologies Holdings Ltd.(a)	23,837
8,408,000	Li & Fung Ltd.	1,268,927
88,000	Lifestyle China Group Ltd.(a)	20,546
16,000	Lifestyle International Holdings Ltd.	15,231
94,000	Liu Chong Hing Investment Ltd.	94,940
21,000	Luk Fook Holdings International Ltd.	44,858
38,000	LVGEM China Real Estate Investment Co. Ltd.	11,078
1,298,000	Magnificent Hotel Investment Ltd.	20,594
28,400	Man Wah Holdings Ltd.	16,375
19,200	Mandarin Oriental International Ltd.	26,880
116,000	Melco International Development Ltd.	218,459
109,000	Ming Fai International Holdings Ltd.	11,248
429,000	Mingfa Group International Co. Ltd.(a)(b)	3,115
702,000	Minmetals Land Ltd.	91,457
36,000	Miramar Hotel & Investment Co. Ltd.	66,497
170,000	Modern Dental Group Ltd.	26,753
6,000	NetDragon Websoft Ltd.	16,717
97,000	New World Department Store China Ltd.(a)	18,768
176,000	NewOcean Energy Holdings Ltd.(a)	24,519
250,000	Nine Dragons Paper Holdings Ltd.	241,857
342,319	Nissin Foods Co. Ltd.	282,157
44,788	Oriental Watch Holdings	9,706
62,000	Overseas Chinese Town Asia Holdings Ltd.	14,235
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)	4,737
39,000	Pacific Textile Holdings Ltd.	19,619
201,240	Paliburg Holdings Ltd.	55,031
76,000	PAX Global Technology Ltd.	32,449
125,394	PCCW Ltd.	76,830
48,000	Peace Mark Holdings Ltd.(a)(b)	0
2,784,000	Perfect Shape Medical Ltd.	840,317
368,000	Pico Far East Holdings Ltd.	52,690
4,216,000	Poly Property Group Co. Ltd.	1,468,326
1,427,800	Polytec Asset Holdings Ltd.	154,705
597,000	Pou Sheng International Holdings Ltd.	123,212
Shares		Value
HONG KONG (continued)
4,063	Prinx Chengshan Cayman Holding Ltd.	$3,752
60,000	Public Financial Holdings Ltd.	17,646
160,200	Regal Hotels International Holdings Ltd.	67,159
46,000	Regina Miracle International Holdings, Ltd.	21,717
7,000	Road King Infrastructure Ltd.	10,781
116,000	SAS Dragon Holdings Ltd.	35,911
30,516	Shanghai Industrial Holdings Ltd.	51,801
34,000	Shangri-La Asia Ltd.	27,981
54,175	Shenzhen International Holdings Ltd.	103,843
211,045	Shenzhen Investment Ltd.	68,874
152,129	Shimao Property Holdings Ltd.	614,207
128,000	Shougang Fushan Resources Group Ltd.	25,427
233,840	Sino Biopharmaceutical Ltd.	342,050
148,000	Sinofert Holdings Ltd.	13,745
102,000	Sinopec Kantons Holdings Ltd.	45,260
21,000	SITC International Holdings Co. Ltd.	20,831
51,000	SJM Holdings Ltd.	50,523
108,878	Skyworth Group Ltd.	25,420
45,500	SmarTone Telecommunications Holding Ltd.	28,817
200,000	SOCAM Development Ltd.(a)	46,179
1,740,000	South China Holdings Co. Ltd.(a)	34,789
71,212	SSY Group Ltd.	50,521
612,923	Stella International Holdings Ltd.	623,003
2,975,500	Sun Art Retail Group Ltd.	4,958,847
309,801	Sun Hung Kai & Co. Ltd.	127,477
34,000	SUNeVision Holdings Ltd.	24,253
1,320,000	Sunlight Real Estate Investment Trust REIT	679,368
966,177	Tai Hing Group Holdings Ltd.	178,218
144,000	Tang Palace China Holdings Ltd.	13,931
66,000	Tao Heung Holdings, Ltd.	8,599
86,666	TCL Electronics Holdings Ltd.	35,326
42,000	Texhong Textile Group Ltd.	30,014
1,118,564	Texwinca Holdings Ltd.	189,012
91,800	Tian An China Investment Co. Ltd.	36,708
338,000	Tianjin Port Development Holdings Ltd.	22,671
1,464,000	Time Interconnect Technology Ltd.	59,485
192,270	Tomson Group Ltd.	44,642
330,000	Tongda Group Holdings Ltd.	21,283
62,000	Top Spring International Holdings Ltd.	9,437
47,235	Towngas China Co. Ltd.	23,458

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
HONG KONG (continued)
30,400	Transport International Holdings Ltd.	$68,466
497,600	Tsit Wing International Holdings Ltd.	64,186
774,000	United Energy Group Ltd.	141,771
852,500	United Laboratories International Holdings Ltd. (The)	741,161
44,000	Up Energy Development Group Ltd.(a)(b)	137
1,101,300	Valuetronics Holdings Ltd.	499,828
7,000	Vinda International Holdings Ltd.	20,858
14,000	Vitasoy International Holdings Ltd.	50,384
79,600	VSTECS Holdings Ltd.	36,964
68,028	VTech Holdings Ltd.	512,897
240,000	Wai Kee Holdings Ltd.	130,023
24,209,667	Wang On Group Ltd.	240,457
68,622	Wasion Holdings Ltd.	23,457
36,000	Wharf Holdings Ltd. (The)	68,076
68,000	Wing On Co. International Ltd.	169,112
182,000	Wing Tai Properties Ltd.	110,339
60,000	Xinyi Glass Holdings Ltd.	69,732
1,155,640	Yue Yuen Industrial Holdings Ltd.	1,857,372
518,946	Yuexiu Property Co. Ltd.	98,401
313,501	Yuexiu Transport Infrastructure Ltd.	218,773
20,000	Zhongyu Gas Holdings Ltd.	17,053
162,000	Zhuguang Holdings Group Co. Ltd.(a)	23,195
306,000	Zhuhai Holdings Investment Group Ltd.	47,365
		42,306,484
HUNGARY — 0.0%
8,996	Magyar Telekom Telecommunications Plc	11,187
3,650	MOL Hungarian Oil & Gas Plc	23,171
7,887	Richter Gedeon Nyrt	168,939
		203,297
INDIA — 0.4%
116	3M India Ltd.(a)	29,968
4,160	5Paisa Capital Ltd.(a)	8,742
1,487	Aarti Drugs Ltd.	14,162
5,956	Aarti Industries Ltd.	87,435
297	Aarti Surfactants Ltd.(a)(b)	158
1,662	ABB India Ltd.	19,931
332	Abb Power Products & Systems India Ltd.(a)	3,543
2,871	ACC Ltd.	45,079
6,979	Adani Enterprises Ltd.	13,141
35,877	Adani Gas Ltd.	50,331
40,340	Adani Green Energy Ltd.(a)	113,051
49,774	Adani Power Ltd.(a)	20,978
Shares		Value
INDIA (continued)
28,080	Adani Transmission Ltd(a)	$77,347
12,792	Aegis Logistics Ltd.	29,095
1,354	AIA Engineering Ltd.	28,996
1,948	Ajanta Pharma Ltd.	38,579
250	Akzo Nobel India Ltd.	6,944
7,855	Alembic Pharmaceuticals Ltd.	77,771
2,907	Amara Raja Batteries Ltd.	22,098
1,878	Anup Engineering Ltd. (The)	7,956
684	APL Apollo Tubes Ltd.	13,014
5,067	Apollo Hospitals Enterprise Ltd.	94,083
18,812	Apollo Tyres Ltd.	24,124
14,442	Arvind Ltd.	4,644
101,787	Ashok Leyland Ltd.	70,957
3,306	Ashoka Buildcon Ltd.(a)	2,818
3,162	Astral Polytechnik Ltd.	39,584
933	Atul Ltd.	60,288
7,646	Aurobindo Pharma Ltd.	63,723
3,997	Avanti Feeds Ltd.	23,028
11,346	Bajaj Holdings & Investment Ltd.	307,888
4,698	Balkrishna Industries Ltd.	58,482
20,684	Balrampur Chini Mills Ltd.	27,310
1,330	BASF India Ltd.	18,668
1,477	Bata India Ltd.	26,850
9,384	Berger Paints India Ltd.	63,531
1,748,525	Bharat Heavy Electricals Ltd.	522,730
129	Bharat Rasayan Ltd.	11,776
621,722	Bharti Airtel Ltd.(a)	4,257,962
7,768	Bharti Infratel Ltd.	18,040
3,850	Biocon Ltd.	18,146
2,062	Birla Corp. Ltd.	11,244
15,210	Birlasoft Ltd.	14,755
4,707	Bliss Gvs Pharma Ltd.	6,140
311	Blue Dart Express Ltd.	9,251
148	Bosch Ltd.	20,915
10,933	Brigade Enterprises Ltd.	17,405
8,367	Cadila Healthcare Ltd.	36,094
5,574	Can Fin Homes Ltd.	23,760
7,476	Carborundum Universal Ltd.	22,026
1,183	Care Ratings Ltd.	5,809
2,644	CCL Products India Ltd.	6,832
1,987	Ceat Ltd.	21,275
4,533	Century Plyboards India Ltd.	7,346
944	Century Textiles & Industries Ltd.	3,671
342	CESC Ventures Ltd.(a)	617
17,449	Chambal Fertilizers and Chemicals Ltd.	30,090
56,756	Chennai Super Kings Cricket Ltd.(a)(b)	319
7,485	Cholamandalam Financial Holdings Ltd.	29,603
13,865	Cholamandalam Investment and Finance Co. Ltd.	29,440
16,267	Cipla Ltd.	127,719
12,260	City Union Bank Ltd.	23,567

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
INDIA (continued)
5,074	Colgate-Palmolive India Ltd.	$98,588
7,227	Container Corp. Of India Ltd.	35,902
11,412	Coromandel International Ltd.	90,307
887	CRISIL Ltd.	17,314
23,809	Crompton Greaves Consumer Electricals Ltd.	70,449
2,991	Cummins India Ltd.	15,036
14,681	Cyient Ltd.	44,642
2,053	Dalmia Bharat Ltd.	14,261
16,168	DCB Bank Ltd.	17,353
9,427	DCM Shriram Ltd.	34,522
4,866	Deepak Nitrite Ltd.	32,797
8,598	Delta Corp Ltd.	7,894
2,682	Divi’s Laboratories Ltd.	83,319
1,477,693	DLF Ltd.	2,889,663
1,513	Dr Lal PathLabs Ltd.	31,951
9,312	Dr Reddys Laboratories Ltd.	488,113
98	Eicher Motors Ltd.	19,194
12,047	EID Parry India Ltd.	23,318
3,941	Emami Ltd.	10,215
7,399	Escorts Ltd.	70,285
4,643	Essel Propack Ltd.	11,126
11,633	Exide Industries Ltd.	24,360
4,388	FDC Ltd/India	14,307
89,105	Federal Bank Ltd.	57,904
6,598	Finolex Cables Ltd.	22,414
4,610	Finolex Industries Ltd.	24,657
21,394	Firstsource Solutions Ltd.	10,042
4,129	Future Retail Ltd.(a)	4,679
130,464	GAIL India Ltd.	166,261
708	Garware Technical Fibers Ltd.	12,047
36	General Insurance Corp. of India	67
220	Gillette India Ltd.	15,623
810	GlaxoSmithKline Consumer Healthcare Ltd.	103,938
522	GlaxoSmithKline Pharmaceuticals Ltd.	10,039
3,122	Godfrey Phillips India Ltd.	41,782
10,942	Granules India Ltd.	23,678
6,570	Graphite India Ltd.	18,224
6,318	Grasim Industries Ltd.	42,479
6,972	Great Eastern Shipping Co. Ltd. (The)	21,804
15,389	Greaves Cotton Ltd.(a)	16,271
770	Greenlam Industries Ltd.	6,333
5,192	Grindwell Norton Ltd.	35,707
8,027	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	15,040
27,992	Gujarat State Fertilizers & Chemicals Ltd.	16,364
15,512	Gujarat State Petronet Ltd.	42,811
92	Hatsun Agro Product Ltd.	620
610	HEG Ltd.	6,512
14,346	HeidelbergCement India Ltd.	29,783
Shares		Value
INDIA (continued)
2,835	Hemisphere Properties India Ltd.(a)(b)	$2,361
2,302	Hero MotoCorp Ltd.	66,419
504	Hexaware Technologies Ltd.	1,877
2,430	Hinduja Global Solutions Ltd.	19,145
12,605	Hindustan Petroleum Corp. Ltd.	36,978
102	Honeywell Automation India Ltd.	38,907
4,443	Huhtamaki PPL Ltd.	12,315
38,969	IIFL Holdings Ltd.	40,035
38,969	IIFL Securities Ltd.	17,903
5,567	IIFL Wealth Management Ltd.	70,652
17,077	India Cements Ltd. (The)	23,605
5,639	Indiabulls Ventures Ltd.	2,249
3,175	Indian Bank(a)	0
4,977	Indian Hotels Co. Ltd. (The)	5,295
6,915	Indraprastha Gas Ltd.	43,892
300	IndusInd Bank Ltd.	1,870
121	Ingersoll-Rand India Ltd.	1,012
2,064	Inox Leisure Ltd.	5,823
1,367	Intellect Design Arena Ltd.(a)	1,319
2,764	Ipca Laboratories Ltd.	59,579
5,832	JB Chemicals & Pharmaceuticals Ltd.	43,327
980	JK Cement, Ltd.	14,607
46,637	JM Financial Ltd.	40,864
254	Johnson Controls-Hitachi Air Conditioning India Ltd.	7,967
63,861	JSW Energy Ltd.	37,928
23,863	JSW Steel Ltd.	57,405
4,756	Jubilant Foodworks Ltd.	101,871
18,044	Jubilant Life Sciences Ltd.	96,173
3,247	Just Dial Ltd.(a)	17,507
1,524	Kajaria Ceramics Ltd.	7,603
7,256	Kalpataru Power Transmission Ltd.	22,088
3,790	Kansai Nerolac Paints Ltd.	20,889
2,510	Kaveri Seed Co. Ltd.	12,410
8,411	KEC International Ltd.	21,847
4,381	KEI Industries Ltd.	16,948
4,865	KNR Constructions Ltd.	13,634
3,298	Kolte-Patil Developers Ltd.	7,420
1,476	KPR Mill Ltd.	9,041
366	Lakshmi Machine Works Ltd.	11,909
1,792	Larsen & Toubro Infotech Ltd.	38,013
2,599	Laurus Labs Ltd.	17,737
8,176	Lupin Ltd.	90,944
77,559	Manappuram Finance Ltd.	138,552
3,410	Max Financial Services Ltd.(a)	21,333
11,396	Max India Ltd.(a)	9,340
6,474	Minda Industries Ltd.	25,747
795	Mindtree Ltd.	9,697
2,931	Motherson Sumi Systems Ltd.	3,417
8,006	Mphasis Ltd.	77,683
66	MRF Ltd.	53,182
15,818	Muthoot Finance Ltd.	181,719

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
INDIA (continued)
3,534	Natco Pharma Ltd.	$28,740
53,997	National Aluminium Co. Ltd.	22,866
1,175	Navin Fluorine International Ltd.	24,616
1,485	NESCO Ltd.	8,915
35,322	NHPC Ltd.	9,784
460	NIIT Technologies Ltd.	7,372
534	Nilkamal Ltd.	7,676
14,612	NMDC Ltd.	15,673
14,212	NOCIL Ltd.	16,427
2,785	Oberoi Realty Ltd.	12,776
3,942	Omaxe Ltd.	7,979
1,101	Oracle Financial Sevices Software Ltd.(a)	34,408
346	Page Industries Ltd.	83,830
2,402	Persistent Systems Ltd.	15,177
90,350	Petronet LNG Ltd.	292,364
765	Pfizer Ltd.	49,937
7,356	Phillips Carbon Black Ltd.	7,807
4,125	Phoenix Mills Ltd. (The)	29,772
4,169	PI Industries Ltd.	88,246
4,790	Piramal Enterprises Ltd.	63,068
85,924	Power Finance Corp. Ltd.	109,157
16,420	Prestige Estates Projects Ltd.	38,035
1,013	Procter & Gamble Health Ltd.	58,219
839	Procter & Gamble Hygiene & Health Care Ltd.	117,939
10,945	Punjab National Bank(a)	4,707
470	PVR Ltd.	6,339
19,040	Rain Industries Ltd.	17,964
7,281	Rajesh Exports Ltd.	59,997
6,799	Ramco Cements Ltd. (The)	50,041
1,420	Ratnamani Metals & Tubes Ltd.	17,182
65,007	REC Ltd.	82,714
55,478	Redington India Ltd.	54,854
47,774	Reliance Power Ltd.(a)	1,463
471	Sanofi India Ltd.	48,786
1,041	Shriram City Union Finance Ltd.	10,157
1,495	SKF India Ltd.	29,537
2,749	Sonata Software Ltd.	7,753
2,854	SRF Ltd.	141,332
1,016,961	State Bank of India(a)	2,579,813
3,148,952	Steel Authority of India Ltd.	1,335,563
5,386	Sun TV Network Ltd.	27,549
4,575	Sundram Fasteners Ltd.	20,242
5,914	Sunteck Realty Ltd.	15,566
2,717	Supreme Industries Ltd.	39,602
8,752	Suven Life Sciences Ltd.(a)	5,355
8,752	Suven Pharma(a)	34,567
600	Symphony Ltd.	7,371
42,645	Syndicate Bank(a)	7,887
5,348	Syngene International Ltd.	22,939
3,870	Tata Chemicals Ltd.	14,569
2,835	Tata Communications Ltd.	16,254
21,784	Tata Global Beverages Ltd.	101,993
Shares		Value
INDIA (continued)
1,013	Tata Metaliks Ltd.	$6,350
45,760	Tata Steel Ltd.	181,773
25	TCI Express Ltd.	235
4,498	Techno Electric & Engineering Co. Ltd.(a)	12,180
2,619	Thermax Ltd.	25,287
970	Timken India Ltd.	11,653
4,248	Torrent Pharmaceuticals Ltd.	132,675
6,133	Torrent Power Ltd.	26,976
3,514	Transport Corp. of India Ltd.	8,009
1,040	Trent Ltd.	6,994
5,808	Triveni Turbine Ltd.	5,924
412	TTK Prestige Ltd.	26,472
14,079	Tube Investments of India Ltd.	69,978
2,467,939	TV18 Broadcast Ltd.(a)	640,852
1,338	Uflex Ltd.	3,279
118	Ultratech Cement Ltd.	5,554
8,450	Union Bank of India(a)	3,066
3,158	United Breweries Ltd.	39,471
3,267	United Spirits Ltd.(a)	23,347
1,182	Universus Photo Imagings Ltd.(a)	993
41,058	UPL Ltd.	229,661
2,826	Vardhman Textiles Ltd.	24,312
105,792	Vedanta Ltd.	126,156
5,959	V-Guard Industries Ltd.	14,022
1,660	Vinati Organics Ltd.	21,787
4,598	VIP Industries Ltd.	14,110
407,479	Vodafone Idea Ltd.(a)	22,790
2,341	Voltas Ltd.	15,755
629	VST Industries Ltd.	24,398
368	WABCO India Ltd.	30,606
18,219	Welspun Corp. Ltd.	15,806
2,124	West Coast Paper Mills Ltd.	4,035
22,890	Zee Entertainment Enterprises Ltd.	48,572
6,637	Zensar Technologies Ltd.	7,495
888	Zydus Wellness Ltd.	16,083
		21,200,397
INDONESIA — 0.1%
267,300	Ace Hardware Indonesia Tbk PT	27,314
1,665,700	Adaro Energy Tbk PT	103,021
190,300	Adhi Karya Persero Tbk PT	7,036
81,400	AKR Corporindo Tbk PT	13,133
1,500,100	Alam Sutera Realty Tbk PT(a)	11,900
517,329	Aneka Tambang Persero Tbk PT	17,737
28,100	Asahimas Flat Glass Tbk PT	5,535
45,900	Astra Agro Lestari Tbk PT	18,823
9,876,000	Bakrie Telecom Tbk PT(a)(b)	6,224
1,193,950	Bank Pan Indonesia Tbk PT(a)	60,600
246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	13,324

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
INDONESIA (continued)
611,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	$23,017
391,900	Bank Permata Tbk PT(a)	32,538
242,600	Bank Tabungan Negara Persero Tbk PT	14,352
1,122,500	Barito Pacific Tbk PT(a)	109,420
287,300	Bukit Asam Tbk PT	36,214
456,700	Bumi Serpong Damai Tbk PT(a)	21,645
1,062,101	Ciputra Development Tbk PT	38,914
644,973	Citra Marga Nusaphala Persada Tbk PT(a)	62,980
681,000	Delta Dunia Makmur Tbk PT(a)	6,181
858,400	Elnusa Tbk PT	11,311
191,500	Erajaya Swasembada Tbk PT	16,221
591,000	Gajah Tunggal Tbk PT(a)	13,429
1,052,900	Global Mediacom Tbk PT(a)	14,864
2,616,900	Hanson International Tbk PT(a)(b)	8,796
313,600	Indah Kiat Pulp and Paper Corp. Tbk PT	117,007
365,600	Indika Energy Tbk PT	19,540
47,100	Indo Tambangraya Megah Tbk PT	22,798
28,000	Indocement Tunggal Prakarsa Tbk PT	21,929
335,200	Indofood Sukses Makmur Tbk PT	147,037
426,000	Intiland Development Tbk PT	6,415
354,800	Japfa Comfeed Indonesia Tbk PT	23,256
69,709	Jasa Marga Persero Tbk PT	14,762
7,473,140	Kawasan Industri Jababeka Tbk PT(a)	66,316
883,300	Kresna Graha Investama PT Tbk(a)	8,017
3,233,920	Lippo Karawaci Tbk PT(a)	35,220
288,300	Malindo Feedmill Tbk PT	11,047
66,200	Matahari Department Store Tbk PT	5,430
1,272,375	Mayora Indah Tbk PT	183,906
1,694,200	Medco Energi Internasional Tbk PT(a)	51,253
631,500	Media Nusantara Citra Tbk PT	38,845
631,400	Mitra Adiperkasa Tbk PT	27,803
2,498,100	MNC Investama Tbk PT(a)	8,397
1,155,000	MNC Land Tbk PT(a)	8,852
844,100	Modernland Realty Tbk PT(a)	4,483
25,000	Pabrik Kertas Tjiwi Kimia Tbk PT	8,403
463,800	Pakuwon Jati Tbk PT	11,786
332,600	Pan Brothers Tbk PT	3,265
1,705,900	Panin Financial Tbk PT(a)	20,758
17,834,700	Perusahaan Gas Negara Persero Tbk	1,025,121
195,800	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,346
Shares		Value
INDONESIA (continued)
276,100	PP Persero Tbk PT	$12,436
138,800	Ramayana Lestari Sentosa Tbk PT	5,365
995,300	Rimo International Lestari Tbk PT(a)(b)	3,346
463,300	Salim Ivomas Pratama Tbk PT(a)	6,665
342,000	Sarana Menara Nusantara Tbk PT	20,692
257,900	Sawit Sumbermas Sarana Tbk PT	15,517
157,200	Selamat Sempurna Tbk PT	13,104
43,300	Semen Indonesia Persero Tbk PT	23,142
49,400	Siloam International Hospitals Tbk PT(a)	17,435
117,500	Sinar Mas Agro Resources & Technology Tbk PT	23,145
1,391,700	Smartfren Telecom Tbk PT(a)	10,011
1,203,400	Sri Rejeki Isman Tbk PT	13,025
292,700	Sumber Alfaria Trijaya Tbk PT	17,119
523,400	Summarecon Agung Tbk PT	15,623
137,100	Surya Citra Media Tbk PT	8,111
236,000	Timah Tbk PT	7,393
586,900	Tiphone Mobile Indonesia Tbk PT	4,774
708,000	Tower Bersama Infrastructure Tbk PT	56,878
1,313,000	Trada Alam Minera Tbk PT(a)(b)	4,413
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)	0
765,600	Tunas Baru Lampung Tbk PT	27,279
539,500	Tunas Ridean Tbk PT	43,885
31,000	United Tractors Tbk PT	33,970
156,900	Vale Indonesia Tbk PT(a)	27,108
1,429,700	Waskita Beton Precast Tbk PT	14,129
439,785	Waskita Karya Persero Tbk PT	17,887
440,200	Wijaya Karya Beton Tbk PT	6,984
392,700	Wijaya Karya Persero Tbk PT	25,080
407,100	XL Axiata Tbk PT(a)	69,515
		3,139,552
IRELAND — 0.7%
357,145	Allegion Plc	35,907,358
27,855	Bank of Ireland Group Plc	56,258
74,161	C&C Group Plc	182,140
43,303	COSMO Pharmaceuticals NV(a)	3,297,354
4,646	Datalex Plc(a)(b)	87
5,572	FBD Holdings Plc(a)	44,086
10,554	Flutter Entertainment Plc(a)	1,291,871
29,539	Grafton Group Plc - Units	236,247
136,856	Greencore Group Plc	314,057
28,124	Hibernia REIT Plc REIT	36,367
20,975	Irish Continental Group Plc - Units	78,840
7,387	Kingspan Group Plc	376,421

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
IRELAND (continued)
23,785	Smurfit Kappa Group Plc	$745,977
7,190	UDG Healthcare Plc	56,870
		42,623,933
ISLE OF MAN — 0.0%
21,481	GVC Holdings Plc	203,996
ISRAEL — 1.0%
12,475	AFI Properties Ltd.(a)	379,332
36,146	Airport City Ltd.(a)	550,593
26,771	Altshuler Shaham Provident Funds & Pension Ltd.	96,763
2,636	Ashtrom Group Ltd.	39,230
29,665	Ashtrom Properties Ltd.	150,367
771	AudioCodes Ltd.	22,779
349	Bayside Land Corp.	208,509
362,676	Bezeq The Israeli Telecommunication Corp. Ltd.(a)	259,158
7,521	Blue Square Real Estate Ltd.	346,277
7,645	Carasso Motors Ltd.	23,904
99,209	CyberArk Software Ltd.(a)	9,797,881
58	Danel Adir Yeoshua Ltd.	5,259
1,925	Delta-Galil Industries Ltd.	34,314
1,059	Duniec Brothers Ltd.	33,842
10,390	Electra Consumer Products 1970 Ltd.	199,544
111	Electra Ltd/Israel	51,010
1,008	Equital Ltd.(a)	25,244
10,577	FIBI Holdings Ltd.	314,337
2,750	First International Bank Of Israel Ltd.	68,290
5,510	Formula Systems 1985 Ltd.	368,282
280	Fox Wizel Ltd.	10,522
44,588	Gazit-Globe Ltd.	329,997
8,555	Hagag Group Real Estate Development(a)	23,069
6,288	Harel Insurance Investments & Financial Services Ltd.	40,495
850	Hilan Ltd.	33,625
1,256,254	Israel Discount Bank Ltd. - Class A	4,097,421
834	Israel Land Development - Urban Renewal Ltd.	7,443
1,466,711	Isramco Negev 2 LP	188,914
1,757	Isras Investment Co. Ltd.	327,358
98,782	Kamada Ltd.(a)	748,091
896	Malam - Team Ltd.	175,010
1,841	Matrix IT Ltd.	35,832
1,757	Maytronics Ltd.	13,341
42,642	Mediterranean Towers Ltd.(a)	102,140
28	Mehadrin Ltd.(a)	894
1,239	Meitav DS Investments Ltd.	2,936
1,809	Menora Mivtachim Holdings Ltd.	24,286
1,998,315	Mivne Real Estate KD Ltd.(a)	4,304,460
453,871	Mizrahi Tefahot Bank Ltd.	9,340,420
Shares		Value
ISRAEL (continued)
1,899	Naphtha Israel Petroleum Corp. Ltd.(a)	$9,862
5,503	Nawi Brothers Ltd.(a)	25,352
1,016	Neto ME Holdings Ltd.	57,970
136,500	Nice Ltd. - ADR(a)	22,426,950
8,270	Norstar Holdings, Inc.	106,756
136,350	Oil Refineries Ltd.	38,018
1,428	One Software Technologies Ltd.	106,055
8,976	Partner Communications Co. Ltd.(a)	39,267
715	Paz Oil Co. Ltd.	62,906
5,147	Phoenix Holdings Ltd. (The)	27,079
6,044	Plus500 Ltd.	95,193
1,124	Prashkovsky Investments and Construction Ltd.	21,345
262	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	17,098
24,020	Shikun & Binui Ltd.	100,256
1,708	Shufersal Ltd.	10,962
560	Strauss Group Ltd.	15,871
49,826	Summit Real Estate Holdings Ltd.	626,041
2,704	Tadiran Holdings Ltd.	108,672
3,389	Tower Semiconductor Ltd.(a)	66,432
6,295	Union Bank of Israel	29,290
12,062	YD More Investments Ltd.	30,491
744	YH Dimri Construction & Development Ltd.	22,730
		56,825,765
ITALY — 1.0%
3,264,033	A2A SpA	4,444,304
85,282	ACEA SpA	1,425,214
2,417	Aeffe SpA(a)	2,839
4,816	Amplifon SpA	110,355
15,832	Anima Holding SpA	56,004
184,608	Arnoldo Mondadori Editore SpA(a)	251,666
11,134	Ascopiave SpA	40,630
11,131	Autogrill SpA	57,526
22,967	Avio SpA	344,808
364,978	Azimut Holding SpA	6,209,422
1,266	B&C Speakers SpA	11,820
5,753	Banca Farmafactoring SpA(a)	29,725
293,564	Banca Generali SpA	7,289,799
666,116	Banca Mediolanum SpA	4,065,911
79,768	Banca Profilo SpA	13,042
1,604	Banco di Desio e della Brianza SpA(a)	4,605
29,606	BasicNet SpA	112,418
9,428	BE SpA	10,518
11,569	Biesse SpA	104,466
1,238	Brunello Cucinelli SpA	39,859
4,215	Buzzi Unicem SpA	82,611
23,628	Cementir Holding NV	144,741

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
ITALY (continued)
87,917	Cerved Group SpA	$598,779
228,571	CIR SpA-Compagnie Industriali	101,570
191,792	Credito Emiliano SpA	851,213
8,094	Danieli & C Officine Meccaniche SpA	60,049
1,766	Danieli & C Officine Meccaniche SpA	22,372
6,142	Datalogic SpA	84,673
40,590	Davide Campari-Milano SpA	314,479
5,018	De’ Longhi SpA	90,678
40,915	DeA Capital SpA	58,109
1,255	DiaSorin SpA	213,584
41,392	Digital Bros SpA(a)	641,385
957	El.En. SpA	19,968
51,684	Elica SpA(a)	166,233
5,916	ERG SpA	106,322
62,146	Esprinet SpA	292,843
103,861	Eurotech SpA(a)	688,021
1,081,514	Falck Renewables SpA	5,316,726
30,193	Fincantieri SpA	23,360
5,477	Fine Foods & Pharmaceuticals NTM	64,221
19,815	FinecoBank Banca Fineco SpA	220,184
110,937	FNM SpA	52,640
13,782	Freni Brembo SpA	117,275
8,686	Gruppo MutuiOnline SpA	157,437
818,891	Hera SpA	3,031,368
12,000	Iervolino Entertainment SpA(a)	42,475
997	IMA Industria Macchine Automatiche SpA	67,958
30,669	Immobiliare Grande Distribuzione SIIQ SpA, REIT	121,664
227,624	IMMSI SpA(a)	89,924
3,762	Infrastrutture Wireless Italiane SpA	39,804
3,528	Interpump Group SpA	102,763
525,038	Iren SpA	1,294,572
21,854	Italgas SpA	122,259
4,222	Italmobiliare SpA	126,309
55,779	Juventus Football Club SpA(a)	55,258
1,125	La Doria SpA	11,922
353,641	Leonardo SpA	2,439,171
11,155	Maire Tecnimont SpA(a)	21,637
1,779	Mariella Burani SpA(a)(b)	0
1,563	MARR SpA	20,485
63,364	Mediaset SpA(a)	128,807
74,819	Mediobanca Banca di Credito Finanziario SpA	433,567
9,829	Moncler SpA	369,451
2,236	Pharmanutra SpA	59,298
1,127,081	Piaggio & C SpA	2,581,394
13,200	PRADA SpA	42,737
1,015	Prima Industrie SpA	14,816
12,848	Prysmian SpA	241,746
8,184	RAI Way SpA	44,035
8,742	Recordati SpA	380,037
Shares		Value
ITALY (continued)
45,928	Reno de Medici SpA	$35,332
971	Reply SpA	67,888
15,504	Retelit SpA	26,097
2,271	Sabaf SpA	27,376
172,422	Saras SpA	162,496
8,386	Sesa SpA	446,166
314,102	Societa Cattolica di Assicurazioni SC	1,733,098
10,989	SOL SpA	118,978
301,743	Telecom Italia Milano SpA	120,164
685,153	Telecom Italia SpA(a)	271,499
1,379	Tinexta Spa	18,346
6,610	Uni Land SpA(a)(b)	0
61,477	Unione di Banche Italiane SpA	175,768
1,929,154	Unipol Gruppo SpA	6,646,642
42,696	UnipolSai Assicurazioni SpA	104,994
3,382	Zignago Vetro SpA	42,102
		56,994,807
JAPAN — 6.5%
134,000	77 Bank Ltd. (The)	1,804,314
4,500	A&A Material Corp.	46,881
86,300	A&D Co. Ltd.	610,369
1,900	Achilles Corp.	28,222
119,685	Adastria Co. Ltd.	1,695,208
7,300	ADEKA Corp.	92,581
700	Advance Create Co. Ltd.	13,568
1,700	Advanex, Inc.	21,861
11,600	Advantage Risk Management Co. Ltd.	84,096
216,800	Advantest Corp.	10,646,564
10,100	Aeon Delight Co. Ltd.	290,817
1,300	Aeon Fantasy Co. Ltd.	20,533
18,300	AEON Financial Service Co. Ltd.	192,694
400	Aeon Hokkaido Corp.	2,863
1,900	Aeon Mall Co. Ltd.	24,185
27,500	Ahresty Corp.	96,352
5,300	Ai Holdings Corp.	66,130
1,500	Aica Kogyo Co. Ltd.	43,820
3,700	Aichi Bank Ltd. (The)	108,606
2,800	Aichi Steel Corp.	75,665
1,000	Aichi Tokei Denki Co. Ltd.	40,861
3,500	Aida Engineering Ltd.	24,265
1,200	Ain Holdings, Inc.	67,428
6,600	Aiphone Co. Ltd.	94,158
29,800	Air Water, Inc.	404,313
4,700	Airport Facilities Co. Ltd.	18,832
5,600	Aisan Industry Co. Ltd.	29,640
8,800	Akatsuki Corp.	20,582
300	Akatsuki, Inc.	11,420
5,400	Akita Bank Ltd. (The)	72,912
1,200	Albis Co. Ltd.	23,516
5,800	Alconix Corp.	60,262
3,000	Alinco, Inc.	28,989
3,400	Alleanza Holdings Co. Ltd.	26,867

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
1,700	Alpen Co. Ltd.	$26,312
2,800	Alpha Corp.	23,743
27,800	Alps Electric Co. Ltd.	290,914
6,600	Alps Logistics Co. Ltd.	42,743
78,952	Altech Corp.	1,229,360
8,500	Amada Holdings Co. Ltd.	77,860
5,100	Amano Corp.	105,217
500	Amiyaki Tei Co. Ltd.	13,209
8,900	Anabuki Kosan, Inc.	122,161
17,000	Anest Iwata Corp.	132,591
5,900	Anritsu Corp.	120,403
66,700	AOI TYO Holdings, Inc.	277,826
15,900	AOKI Holdings, Inc.	98,380
1,100	Aomori Bank Ltd. (The)	23,452
20,800	Aoyama Trading Co. Ltd.	178,316
14,000	Aozora Bank Ltd.	252,174
1,400	Apaman Co. Ltd.	6,692
3,700	Arakawa Chemical Industries Ltd.	43,959
13,600	Arata Corp.	565,215
5,100	Arcland Sakamoto Co. Ltd.	49,187
800	Arcland Service Holdings Co., Ltd.	12,598
4,838	Arcs Co. Ltd.	91,382
8,500	Argo Graphics, Inc.	270,093
1,100	Ariake Japan Co. Ltd.	63,961
2,090	As One Corp.	186,964
61,200	Asahi Co. Ltd.	737,947
95,400	Asahi Diamond Industrial Co. Ltd.	429,373
1,050	Asahi Holdings, Inc.	24,128
1,699	Asahi Kogyosha Co. Ltd.	46,419
3,000	Asahi Yukizai Corp.	36,370
900	Asanuma Corp.	28,934
6,900	Asax Co. Ltd.	39,607
76,100	Asia Pile Holdings Corp.	298,543
7,600	ASKA Pharmaceutical Co. Ltd.	78,964
8,300	ASKUL Corp.	236,668
900	Asti Corp.(a)	11,162
16,904	Ateam, Inc.	111,995
2,800	Atom Corp.	22,099
2,500	Autobacs Seven Co. Ltd.	29,516
47,596	Avant Corp.	389,408
104,000	Avex, Inc.	795,639
6,100	Awa Bank Ltd. (The)	133,465
1,800	Axial Retailing, Inc.	68,518
3,100	Azbil Corp.	82,154
13,000	Bando Chemical Industries Ltd.	77,892
8,900	Bank of Iwate Ltd. (The)	209,324
11,500	Bank of Kyoto Ltd. (The)	397,568
5,200	Bank of Nagoya Ltd. (The)	109,606
9,024	Bank of Okinawa Ltd. (The)	268,664
9,600	Bank of Saga Ltd. (The)	100,191
153,698	Bank of the Ryukyus Ltd.	1,442,239
25,400	BayCurrent Consulting, Inc.	1,455,621
9,500	Beenos, Inc.	88,967
Shares		Value
JAPAN (continued)
600	Belc Co. Ltd.	$35,279
1,100	Bell System24 Holdings, Inc.	13,213
7,400	Belluna Co. Ltd.	35,030
4,400	Benefit One, Inc.	78,148
2,800	Benesse Holdings, Inc.	80,101
31,600	BeNEXT Group, Inc.	200,233
400	Bengo4.com, Inc.(a)	25,420
4,500	Bic Camera, Inc.	42,100
500	Biofermin Pharmaceutical Co. Ltd.	10,721
59,800	BML, Inc.	1,550,236
1,400	Bookoff Group Holdings Ltd.	10,306
700	BP Castrol KK	7,364
1,600	Br Holdings Corp.	7,425
5,600	Broadleaf Co. Ltd.	26,144
900	BRONCO BILLY Co. Ltd.	17,352
13,700	Brother Industries Ltd.	234,387
247,300	Bunka Shutter Co. Ltd.	1,815,892
1,100	Business Brain Showa-Ota, Inc.	29,090
624	Business Engineering Corp.	13,816
1,200	C Uyemura & Co. Ltd.	66,421
4,200	CAC Holdings Corp.	42,581
900	Calbee, Inc.	27,382
900	Can Do Co. Ltd.	16,010
1,700	Canare Electric Co. Ltd.	25,869
1,800	Canon Electronics, Inc.	26,703
24,300	Canon Marketing Japan, Inc.	474,157
183,000	Capcom Co. Ltd.	5,618,832
2,600	Career Design Center Co. Ltd.	20,642
5,300	Carlit Holdings Co. Ltd.	24,941
5,900	Casa, Inc.	60,366
2,100	Cawachi Ltd.	49,743
2,600	Central Glass Co. Ltd.	44,918
600	Central Sports Co. Ltd.	12,446
196,100	Chiba Kogyo Bank Ltd. (The)	431,250
4,900	Chilled & Frozen Logistics Holdings Co. Ltd.	64,152
2,800	Chino Corp.	33,162
1,600	Chiyoda Co. Ltd.	15,491
2,500	Chori Co. Ltd.	39,417
4,100	Chubu Shiryo Co. Ltd.	63,383
2,700	Chuetsu Pulp & Paper Co. Ltd.	34,242
11,000	Chugoku Bank Ltd. (The)	101,989
3,300	Chugoku Marine Paints Ltd.	25,308
1,100	Chukyo Bank Ltd. (The)	21,710
8,000	CI Takiron Corp.	43,834
900	CK-San-Etsu Co. Ltd.	24,027
4,800	Cleanup Corp.	23,169
12,000	CMIC Holdings Co. Ltd.	174,775
690	cocokara fine, Inc.	32,663
2,100	Colowide Co. Ltd.	29,314
172,100	Computer Engineering & Consulting Ltd.	2,673,351
2,800	Computer Institute of Japan Ltd.	19,934
3,100	COMSYS Holdings Corp.	86,603

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
1,400	Comture Corp.	$28,479
29,100	CONEXIO Corp.	395,900
7,000	Copro-Holdings Co. Ltd.	95,234
3,400	Core Corp.	38,272
6,100	Cosel Co. Ltd.	51,328
9,600	Cosmo Energy Holdings Co. Ltd.	145,993
7,292	Cota Co. Ltd.	83,441
1,400	Create Medic Co. Ltd.	14,246
1,800	Create Restaurants Holdings, Inc.	10,114
700	Create SD Holdings Co. Ltd.	19,993
23,900	Credit Saison Co. Ltd.	275,045
11,600	Creek & River Co. Ltd.	96,959
6,900	Creo Co. Ltd.	85,257
9,700	Cresco Ltd.	125,820
11,500	CTI Engineering Co. Ltd.	188,282
15,100	Cube System, Inc.	97,369
2,000	Curves Holdings Co. Ltd.(a)	9,579
12,600	Cybernet Systems Co. Ltd.	73,852
198,400	Cybozu, Inc.	3,871,310
7,300	Dai Nippon Toryo Co. Ltd.	62,718
1,300	Daibiru Corp.	12,102
25,400	Daicel Corp.	207,337
2,100	Dai-Dan Co. Ltd.	53,050
3,400	Daido Kogyo Co. Ltd.	19,865
7,600	Daido Metal Co. Ltd.	38,313
3,400	Daido Steel Co. Ltd.	113,898
5,500	Daihatsu Diesel Manufacturing Co. Ltd.	21,218
14,400	Daihen Corp.	414,630
24,600	Daiho Corp.	519,668
700	Dai-Ichi Cutter Kogyo KK	10,684
10,800	Daiichi Jitsugyo Co. Ltd.	366,827
3,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	20,743
16,600	Daiichikosho Co. Ltd.	504,272
2,300	Daiken Corp.	34,420
61,200	Daiken Medical Co. Ltd.	372,966
6,200	Daiki Aluminium Industry Co. Ltd.	33,393
13,679	Daikoku Denki Co. Ltd.	149,390
400	Daikokutenbussan Co. Ltd.	16,475
3,700	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	78,403
13,300	Daio Paper Corp.	182,679
1,600	Daiohs Corp.	15,714
1,810	Daiseki Co. Ltd.	40,361
5,300	Daito Bank Ltd. (The)	28,694
38,500	Daito Electron Co. Ltd.	532,754
19,660	Daito Pharmaceutical Co. Ltd.	665,928
292	Daiwa Office Investment Corp. REIT	1,624,414
1,099	Daiwa Securities Living Investments Corp. REIT	926,800
35,200	Daiwabo Holdings Co. Ltd.	2,194,362
Shares		Value
JAPAN (continued)
91,871	DCM Holdings Co. Ltd.	$904,028
20,100	DD Holdings Co. Ltd.	149,839
7,100	Denka Co. Ltd.	171,951
7,300	Densan System Co. Ltd.	172,917
1,000	Descente Ltd.(a)	13,465
32,700	Dexerials Corp.	216,649
13,700	DIC Corp.	322,218
400	Digital Arts, Inc.	24,302
139,400	Digital Garage, Inc.	5,066,021
8,900	Digital Hearts Holdings Co. Ltd.	64,190
121,000	Dip Corp.	2,649,676
1,200	DKS Co. Ltd.	51,214
18,900	DMG Mori Co. Ltd.	196,547
1,700	DMS, Inc.	25,932
51,600	Doshisha Co. Ltd.	638,539
9,274	Doutor Nichires Holdings Co. Ltd.	141,813
2,900	Dowa Holdings Co. Ltd.	81,340
1,400	DTS Corp.	27,018
123,805	Duskin Co. Ltd.	3,218,711
1,300	DyDo Group Holdings, Inc.	51,423
22,600	Dynam Japan Holdings Co. Ltd.	22,651
6,700	Eagle Industry Co. Ltd.	42,704
1,500	Earth Chemical Co. Ltd.	87,360
12,600	Ebara Corp.	281,670
700	Ebara Foods Industry, Inc.	14,226
12,848	Ebara Jitsugyo Co. Ltd.	269,136
16,400	Eco’s Co Ltd/Japan	295,709
130,300	EDION Corp.	1,138,903
2,800	eGuarantee, Inc.	49,730
1,700	E-Guardian, Inc.	28,641
4,100	Ehime Bank Ltd. (The)	41,758
7,900	Eiken Chemical Co. Ltd.	138,617
300	Eizo Corp.	9,085
8,500	EJ Holdings, Inc.	119,601
1,200	Elan Corp.	19,255
32,173	Elecom Co. Ltd.	1,274,149
6,400	Elematec Corp.	48,962
2,200	EM Systems Co. Ltd.	16,216
1,400	Enigmo, Inc.	12,198
1,200	en-japan, Inc.	27,005
1,400	Enshu Ltd.	12,524
28,800	EPS Holdings Inc.	301,915
4,800	ES-Con Japan Ltd.	32,920
1,500	Eslead Corp.	19,009
2,600	ESPEC Corp.	41,987
7,100	Exedy Corp.	115,450
1,300	Ezaki Glico Co. Ltd.	57,056
1,600	FALCO HOLDINGS Co. Ltd.	23,989
262,100	FAN Communications, Inc.	1,116,151
2,800	Fancl Corp.	67,733
6,300	FCC Co. Ltd.	90,642
21,380	Feed One Co. Ltd.	33,669
9,100	Ferrotec Holdings Corp.	55,203
134,800	Financial Products Group Co. Ltd.	653,180

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
28,300	First Bank of Toyama Ltd. (The)	$71,202
2,400	First Juken Co. Ltd.	21,291
2,400	FJ Next Co. Ltd.	18,406
97,000	Foster Electric Co. Ltd.	1,066,580
500	FP Corp.	37,786
10,500	France Bed Holdings Co. Ltd.	86,297
1,900	F-Tech, Inc.	8,268
1,200	FTGroup Co. Ltd.	13,083
6,250	Fudo Tetra Corp.	79,323
2,400	Fuji Co. Ltd.	38,466
8,700	Fuji Corp.	146,817
6,500	Fuji Corp. Ltd.	30,951
700	Fuji Corp./Miyagi	11,650
1,400	Fuji Kyuko Co. Ltd.	40,898
72,500	Fuji Media Holdings, Inc.	728,277
2,100	Fuji Oil Holdings, Inc.	49,195
1,300	Fuji Pharma Co. Ltd.	14,064
2,100	Fuji Seal International, Inc.	36,789
66,200	Fuji Soft, Inc.	2,356,465
2,700	Fujibo Holdings, Inc.	72,812
1,200	Fujicco Co. Ltd.	21,682
1,800	Fujikura Composites, Inc.	6,139
7,900	Fujikura Kasei Co. Ltd.	36,439
43,200	Fujikura Ltd.	128,414
4,700	Fujimori Kogyo Co. Ltd.	139,272
2,000	Fujio Food System Co. Ltd.	24,656
30,300	Fujisash Co. Ltd.	18,635
1,200	Fujita Kanko, Inc.	19,692
2,900	Fujitec Co. Ltd.	41,832
4,300	Fujitsu Frontech Ltd.	42,914
3,200	Fujitsu General Ltd.	53,525
900	Fujiya Co. Ltd.	16,991
4,200	FuKoKu Co. Ltd.	23,287
1,600	Fukuda Corp.	61,650
140,357	Fukui Computer Holdings, Inc.	3,803,365
9,092	Fukuoka Financial Group, Inc.	131,320
1,100	Fukushima Industries Corp.	32,596
1,600	Fukuyama Transporting Co. Ltd.	55,836
12,600	Full Speed, Inc.	49,665
81,800	FULLCAST Holdings Co. Ltd.	1,057,992
4,100	Funai Electric Co. Ltd.(a)	17,192
1,900	Funai Soken Holdings, Inc.	41,005
4,200	Furukawa Co. Ltd.	43,481
10,300	Furukawa Electric Co. Ltd.	195,989
115,300	Furuno Electric Co. Ltd.	865,972
8,500	Furusato Industries Ltd.	112,393
74,518	Furyu Corp.	576,340
22,800	Futaba Industrial Co. Ltd.	109,416
81,400	Future Corp.	1,080,883
4,200	Fuyo General Lease Co. Ltd.	211,732
1,100	G-7 Holdings, Inc.	24,149
36,000	Gakken Holdings Co. Ltd.	592,760
31,800	Gakujo Co. Ltd.	339,884
3,000	GCA Corp.	18,311
Shares		Value
JAPAN (continued)
6,700	Gecoss Corp.	$54,629
800	Genky DrugStores Co. Ltd.	18,279
12,300	Geo Holdings Corp.	162,181
800	Giken Ltd.	29,595
8,300	GLOBERIDE, Inc.	150,044
38,400	Glory Ltd.	872,735
2,300	GMO internet, Inc.	50,559
43,880	Goldcrest Co. Ltd.	668,944
1,200	Goldwin, Inc.	65,191
3,200	Grandy House Corp.	9,989
561,400	Gree, Inc.	2,228,546
31,800	GS Yuasa Corp.	457,820
5,200	G-Tekt Corp.	53,640
25,080	GungHo Online Entertainment, Inc.	391,455
141,500	Gunma Bank Ltd. (The)	456,218
32,900	Gunze Ltd.	1,123,594
380,100	Gurunavi, Inc.	2,050,766
2,200	H.I.S. Co. Ltd.	29,541
184,000	Hachijuni Bank Ltd. (The)	660,113
7,700	Hagihara Industries, Inc.	95,788
900	Hagiwara Electric Holdings Co. Ltd.	17,444
1,700	Hakudo Co. Ltd.	19,675
1,400	Hakuto Co. Ltd.	12,811
500	Halows Co. Ltd.	13,782
6,200	Hamakyorex Co. Ltd.	170,779
7,300	Hanwa Co. Ltd.	117,750
30,200	Happinet Corp.	299,706
4,500	Harima Chemicals Group, Inc.	43,191
328,500	Haseko Corp.	3,618,199
800	Hashimoto Sogyo Holdings Co. Ltd.	13,411
61,160	Hazama Ando Corp.	385,830
29,175	Heiwa Corp.	495,063
1,400	Heiwa Real Estate Co. Ltd.	38,015
6,100	Heiwado Co. Ltd.	104,703
948	Hiday Hidaka Corp.	14,841
2,700	HI-LEX Corp.(a)	29,386
13,800	Hioki EE Corp.	396,711
322,849	Hiroshima Bank Ltd. (The)	1,350,782
5,600	Hisamitsu Pharmaceutical Co., Inc.	265,089
8,300	Hitachi Capital Corp.	162,651
2,400	Hitachi Transport System Ltd.	59,064
254,500	Hitachi Zosen Corp.	853,748
36,600	Hochiki Corp.	485,658
1,300	Hodogaya Chemical Co. Ltd.	42,641
3,000	Hogy Medical Co. Ltd.	93,650
600	Hokkaido Gas Co. Ltd.	8,761
3,700	Hokkan Holdings Ltd.	52,820
10,000	Hokko Chemical Industry Co. Ltd.	52,369
2,900	Hokkoku Bank Ltd. (The)	86,474
46,400	Hokuetsu Corp.	184,190
47,600	Hokuetsu Industries Co. Ltd.	443,554

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
255,000	Hokuhoku Financial Group, Inc.	$2,086,288
2,800	Hokuriku Electric Power Co.	18,942
2,300	Hokuto Corp.	41,343
95,800	Honeys Holdings Co. Ltd.	983,754
400	Honshu Chemical Industry Co. Ltd.	3,936
2,100	Hoosiers Holdings	12,035
1,300	Horiba Ltd.	69,776
3,100	Hosiden Corp.	26,865
19,200	Hosokawa Micron Corp.	881,144
1,800	House Foods Group, Inc.	56,693
36,100	Hyakugo Bank Ltd. (The)	105,291
15,900	Hyakujushi Bank Ltd. (The)	285,212
13,600	Ibiden Co. Ltd.	352,435
400	Ichibanya Co. Ltd.	16,754
149	Ichigo Hotel REIT Investment Corp.	83,306
3,800	Ichikoh Industries Ltd.	16,997
5,400	Ichinen Holdings Co. Ltd.	56,559
5,600	Ichiyoshi Securities Co. Ltd.	23,691
11,000	ID Holdings Corp.	148,423
1,700	Idec Corp/Japan	25,124
37,700	IDOM, Inc.	153,519
11,800	Iino Kaiun Kaisha Ltd.	35,186
6,180	IJTT Co. Ltd.	25,742
25,000	Imagica Robot Holdings, Inc.	84,797
3,700	Imasen Electric Industrial	25,996
2,800	Inaba Denki Sangyo Co. Ltd.	60,062
4,100	Inabata & Co. Ltd.	46,076
700	Inageya Co. Ltd.	11,304
72,700	Ines Corp.	966,036
60,530	Infocom Corp.	1,465,377
1,567,200	Infomart Corp.	10,952,802
9,200	Information Services International-Dentsu Ltd.	396,068
2,400	Innotech Corp.	19,926
625	Insource Co. Ltd.	14,018
45,400	Intage Holdings, Inc.(a)	329,136
80,300	Internet Initiative Japan, Inc.	2,787,285
1,600	Inui Global Logistics Co. Ltd.	17,712
23,900	I-O Data Device, Inc.	204,892
900	Iriso Electronics Co. Ltd.	25,453
18,000	ISB Corp.	270,717
18,100	Ishihara Sangyo Kaisha Ltd.	109,293
13,200	Isolite Insulating Products Co. Ltd.	54,613
9,700	ITmedia, Inc.	89,484
12,600	Itochu Enex Co. Ltd.	93,929
700	Itochu-Shokuhin Co. Ltd.	30,853
7,600	Itoham Yonekyu Holdings, Inc.	44,333
35,200	Itoki Corp.	107,586
3,900	IwaiCosmo Holdings, Inc.	34,306
62,300	Iwaki & Co. Ltd.	252,532
2,300	Iwaki Co. Ltd.	19,868
1,800	Iwasaki Electric Co. Ltd.	22,593
Shares		Value
JAPAN (continued)
20,555	Iwatani Corp.	$703,906
33,300	Iyo Bank Ltd. (The)	179,354
2,000	Izumi Co. Ltd.	59,265
21,400	J. Front Retailing Co. Ltd.	177,278
7,300	JAC Recruitment Co. Ltd.	77,547
10,500	Jaccs Co. Ltd.	176,508
600	Jalux, Inc.	8,851
1,900	Janome Sewing Machine Co. Ltd.	6,870
1,600	Japan Airport Terminal Co. Ltd.	65,974
90,900	Japan Aviation Electronics Industry Ltd.	1,196,019
142,600	Japan Display, Inc.(a)	58,467
59,600	Japan Electronic Materials Corp.	524,829
1,299	Japan Excellent, Inc. REIT	1,406,549
9,600	Japan Lifeline Co. Ltd.	114,057
2,800	Japan Material Co. Ltd.	41,068
27,400	Japan Medical Dynamic Marketing, Inc.	402,900
600	Japan Oil Transportation Co. Ltd.	16,969
900	Japan Property Management Center Co., Ltd.	8,596
13,500	Japan Pulp & Paper Co. Ltd.	452,872
572	Japan Retail Fund Investment Corp. REIT	631,084
6,200	Japan Securities Finance Co. Ltd.	29,522
4,300	Japan Steel Works Ltd. (The)	53,412
24,200	Japan System Techniques Co. Ltd.	268,350
11,300	Japan Transcity Corp.	51,912
26,300	Japan Wool Textile Co. Ltd. (The)	232,329
27,291	JBCC Holdings, Inc.	488,525
500	JCR Pharmaceuticals Co. Ltd.	48,316
84,300	Jeol Ltd.	2,525,504
700	JINS Holdings, Inc.	37,245
3,600	JK Holdings Co. Ltd.	25,294
24,400	JMS Co. Ltd.	190,989
1,900	Joban Kosan Co. Ltd.	23,158
1,700	J-Oil Mills, Inc.	65,107
9,000	Joshin Denki Co. Ltd.	176,201
4,300	JP-Holdings, Inc.	10,859
1,400	JSP Corp.	18,329
114,800	Juki Corp.	637,570
57,900	Juroku Bank Ltd. (The)	1,023,494
400	Justsystems Corp.	24,600
100,600	JVC Kenwood Corp.	162,175
145,500	Kadokawa Corp.	2,124,573
21,200	Kaga Electronics Co. Ltd.	388,975
2,200	Kagome Co. Ltd.	56,233
112,960	Kaken Pharmaceutical Co. Ltd.	6,220,879
600	Kakiyasu Honten Co. Ltd.	12,871
600	Kameda Seika Co. Ltd.	28,906
9,500	Kamei Corp.	94,279

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
3,600	Kamigumi Co. Ltd.	$63,838
2,300	Kanaden Corp.	26,576
1,000	Kanagawa Chuo Kotsu Co. Ltd.	37,693
100,700	Kanamoto Co. Ltd.	1,971,492
49,110	Kandenko Co. Ltd.	414,150
9,700	Kaneka Corp.	252,183
1,300	Kaneko Seeds Co. Ltd.	17,904
57,800	Kanematsu Corp.	576,303
1,000	Kanematsu Electronics Ltd.	34,152
51	Kansai Mirai Financial Group, Inc.	174
6,500	Kanto Denka Kogyo Co. Ltd.	52,453
1,400	Kappa Create Co. Ltd.(a)	17,364
7,000	Kasai Kogyo Co. Ltd.	32,940
8,800	Kato Sangyo Co. Ltd.	298,076
1,000	Kato Works Co. Ltd.	11,518
600	KAWADA Technologies, Inc.	28,235
24,900	Kawai Musical Instruments Manufacturing Co. Ltd.	633,434
5,400	Kawasaki Kisen Kaisha Ltd.(a)	54,194
26,258	Keihanshin Building Co. Ltd.	343,778
10,300	Keihin Corp.	245,419
102,495	Keiyo Bank Ltd. (The)	503,330
300	Kenedix Retail REIT Corp.	476,075
28,600	Kenedix, Inc.	131,121
400	Kenko Mayonnaise Co. Ltd.	7,399
7,500	Kewpie Corp.	149,350
700	KFC Holdings Japan Ltd.	17,129
3,200	KH Neochem Co. Ltd.	56,387
3,100	Kimura Chemical Plants Co. Ltd.	12,364
3,600	Kimura Unity Co. Ltd.	33,009
4,900	King Co. Ltd.	21,506
4,100	Kintetsu World Express, Inc.	60,250
3,000	Kirindo Holdings Co. Ltd.	59,237
2,600	Kissei Pharmaceutical Co. Ltd.	62,023
10,100	Ki-Star Real Estate Co. Ltd.	102,209
3,500	Kitagawa Corp.	49,867
3,300	Kita-Nippon Bank Ltd. (The)	59,441
1,300	Kitano Construction Corp.	31,351
37,700	Kito Corp.	388,892
11,400	Kitz Corp.	70,749
12,800	Kiyo Bank Ltd. (The)	190,721
9,600	Koa Corp.	80,690
12,400	Koatsu Gas Kogyo Co. Ltd.	84,696
300	Kobe Electric Railway Co. Ltd.(a)	10,861
29,666	Kohnan Shoji Co. Ltd.	692,755
1,300	Kohsoku Corp.	17,565
300	Koike Sanso Kogyo Co. Ltd.	6,010
215,800	Kojima Co. Ltd.	792,296
3,700	Kokusai Co. Ltd.	22,238
80,300	Kokuyo Co. Ltd.	986,213
2,200	Komatsu Matere Co. Ltd.	15,375
1,600	Komatsu Wall Industry Co. Ltd.	26,941
3,300	KOMEDA Holdings Co. Ltd.	50,523
Shares		Value
JAPAN (continued)
13,900	Komehyo Co. Ltd.	$109,060
50,100	Komeri Co. Ltd.	978,984
12,600	Komori Corp.	89,115
2,300	Kondotec, Inc.	19,761
248,330	Konica Minolta, Inc.	974,206
2,400	Konishi Co. Ltd.	31,578
3,000	Konoike Transport Co. Ltd.	32,652
1,400	Kosaido Co. Ltd.(a)	10,123
800	Kotobuki Spirits Co. Ltd.	31,794
900	Kourakuen Holdings Corp.	12,353
700	Krosaki Harima Corp.	24,983
3,100	KRS Corp.	47,663
113,827	K’s Holdings Corp.	1,253,725
2,000	KU Holdings Co. Ltd.	15,058
2,900	Kumagai Gumi Co. Ltd.	64,207
4,867	Kumiai Chemical Industry Co. Ltd.	39,729
17,500	Kurabo Industries Ltd.	400,340
1,100	Kureha Corp.	44,947
900	Kurimoto Ltd.	15,104
4,300	Kurita Water Industries Ltd.	121,409
700	Kusuri no Aoki Holdings Co. Ltd.	54,857
4,700	Kyoden Co. Ltd.	11,431
3,600	Kyodo Printing Co. Ltd.	93,728
700	Kyoei Steel Ltd.	9,008
2,600	Kyokuto Boeki Kaisha Ltd.	33,919
64,900	Kyokuto Kaihatsu Kogyo Co. Ltd.	762,604
1,200	Kyokuyo Co. Ltd.	28,838
56,500	KYORIN Holdings, Inc.	1,181,438
1,240	Kyoritsu Maintenance Co. Ltd.	30,493
9,000	Kyoritsu Printing Co. Ltd.	12,748
6,900	Kyosan Electric Manufacturing Co. Ltd.	32,984
7,200	Kyowa Electronic Instruments Co. Ltd.	27,239
5,032	Kyowa Exeo Corp.	123,743
2,700	Kyowa Leather Cloth Co. Ltd.	16,052
1,800	Kyudenko Corp.	50,655
132,040	Kyushu Financial Group, Inc.	558,600
5,900	Kyushu Railway Co.	159,602
6,170	Lawson, Inc.	320,243
2,400	LEC, Inc.	26,703
9,500	Life Corp.	294,786
700	Like Co. Ltd.	10,697
14,330	Lintec Corp.	309,260
72,100	LIXIL VIVA Corp.	1,239,570
800	M&A Capital Partners Co. Ltd.(a)	22,700
225,300	M3, Inc.	8,166,771
1,400	Mabuchi Motor Co. Ltd.	43,703
32,450	Macnica Fuji Electronics Holdings, Inc.	446,012
5,300	Macromill, Inc.	34,225
3,200	Maeda Corp.	25,972

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
1,200	Maeda Kosen Co. Ltd.	$23,382
1,800	Maeda Road Construction Co. Ltd.	33,630
2,900	Makino Milling Machine Co. Ltd.	84,042
5,000	Mandom Corp.(a)	97,191
2,100	Mani, Inc.	46,984
55,000	Marubun Corp.	259,330
2,000	Marudai Food Co. Ltd.	36,640
400	Marufuji Sheet Piling Co. Ltd.	7,082
4,600	Maruha Nichiro Corp.	97,045
7,960	Maruichi Steel Tube Ltd.	180,466
700	Maruka Corp.	11,324
2,600	Marusan Securities Co. Ltd.	10,055
1,500	Maruwa Co. Ltd.	107,348
3,992	Maruzen Showa Unyu Co. Ltd.	94,485
98,300	Marvelous, Inc.	494,637
1,700	Matsuda Sangyo Co. Ltd.	20,990
4,700	Matsui Securities Co. Ltd.	34,599
5,300	Matsumotokiyoshi Holdings Co. Ltd.	183,227
56,900	Max Co. Ltd.	855,236
2,900	Maxvalu Tokai Co. Ltd.	60,370
5,300	MCJ Co. Ltd.	35,460
324,990	Mebuki Financial Group, Inc.	687,441
500	Media Do Holdings Co. Ltd.	19,405
5,900	Medical Data Vision Co. Ltd.(a)	42,168
5,400	Medical System Network Co. Ltd.	23,147
109,900	Medipal Holdings Corp.	2,144,440
6,200	Megmilk Snow Brand Co. Ltd.	141,835
120,200	Meidensha Corp.	1,886,193
3,300	Meiji Electric Industries Co. Ltd.	39,084
1,500	Meiko Electronics Co. Ltd.	19,764
31,100	Meiko Network Japan Co. Ltd.	227,204
5,700	Meisei Industrial Co. Ltd.	42,067
68,000	Meitec Corp.	3,025,672
8,300	Meiwa Corp.	37,511
7,400	Meiwa Estate Co. Ltd.	30,272
4,000	Melco Holdings, Inc.	93,295
49,500	Menicon Co. Ltd.	2,167,917
2,800	Mercuria Investment Co. Ltd.	14,768
64,154	METAWATER Co. Ltd.	2,570,584
149,700	Micronics Japan Co. Ltd.	1,215,009
5,500	Mie Kotsu Group Holdings, Inc.	24,754
774	Milbon Co. Ltd.	34,115
52,400	Mimasu Semiconductor Industry Co. Ltd.	1,028,811
3,800	Miraca Holdings, Inc.	95,642
10,855	Mirait Holdings Corp.	142,218
5,000	Miroku Jyoho Service Co. Ltd.	126,963
6,400	Mitani Corp.	375,716
3,700	Mitani Sangyo Co. Ltd.	12,826
500	Mitani Sekisan Co. Ltd.	22,411
5,300	Mitsuba Corp.(a)	22,471
Shares		Value
JAPAN (continued)
18,500	Mitsubishi Gas Chemical Co., Inc.	$229,106
1,000	Mitsubishi Kakoki Kaisha Ltd.	15,217
4,000	Mitsubishi Logisnext Co. Ltd.	37,982
3,400	Mitsubishi Logistics Corp.	75,784
14,200	Mitsubishi Materials Corp.	293,223
7,900	Mitsubishi Paper Mills Ltd.	28,195
6,300	Mitsubishi Pencil Co. Ltd.	79,370
25,200	Mitsubishi Research Institute, Inc.	855,929
1,000	Mitsubishi Shokuhin Co. Ltd.	25,141
10,900	Mitsuboshi Belting Ltd.	150,324
1,200	Mitsui High-Tec, Inc.	13,709
112,600	Mitsui Matsushima Holdings Co. Ltd.	881,368
7,600	Mitsui Mining & Smelting Co. Ltd.	145,180
13,100	Mitsui OSK Lines Ltd.	231,080
900	Mitsui Sugar Co. Ltd.	18,014
20,349	Mitsui-Soko Holdings Co. Ltd.	278,740
142,000	Mixi, Inc.	2,457,196
1,100	Miyaji Engineering Group, Inc.	16,554
4,500	Miyazaki Bank Ltd. (The)	97,577
7,300	Mizuho Leasing Co Ltd.	142,238
66,550	Mizuno Corp.	1,167,098
29,477	Mochida Pharmaceutical Co. Ltd.	1,153,645
700	Modec, Inc.	10,071
10,300	Monex Group, Inc.	20,444
300	Monogatari Corp. (The)	18,115
258,400	MonotaRO Co. Ltd.	8,355,290
600	MORESCO Corp.	5,010
7,735	Morinaga & Co. Ltd.	319,664
7,100	Morinaga Milk Industry Co. Ltd.	276,550
2,400	Morita Holdings Corp.	37,236
1,106	Mory Industries, Inc.	24,240
6,300	MrMax Holdings Ltd.	24,833
1,700	MTI Ltd.	8,776
35,900	Mugen Estate Co. Ltd.	157,563
8,200	Musashi Seimitsu Industry Co. Ltd.	67,165
25,800	Musashino Bank Ltd. (The)	326,963
2,900	Nabtesco Corp.	84,042
2,200	NAC Co. Ltd.	17,179
2,200	Nachi-Fujikoshi Corp.	64,576
2,200	Nagano Bank Ltd. (The)	23,678
22,200	Nagano Keiki Co. Ltd.	163,219
9,200	Nagase & Co. Ltd.	111,705
1,800	Nagatanien Holdings Co. Ltd.	37,203
300	Nagawa Co. Ltd.	20,827
24,428	Nagoya Railroad Co. Ltd.	704,512
12,500	Nakabayashi Co. Ltd.	65,345
24,449	Nakanishi, Inc.	336,041
1,700	Nankai Electric Railway Co. Ltd.	38,082
57,400	Nanto Bank Ltd. (The)	1,209,885

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
800	Natori Co. Ltd.	$12,815
4,900	NCS&A Co. Ltd.	21,369
25,036	NEC Capital Solutions Ltd.	439,527
900	NEC Networks & System Integration Corp.	39,165
14,000	Net Marketing Co. Ltd.	88,319
154,200	NET One Systems Co. Ltd.	4,468,732
7,900	NGK Spark Plug Co. Ltd.	119,404
3,655	NH Foods Ltd.	131,296
51,400	NHK Spring Co. Ltd.	341,501
1,400	Nicca Chemical Co. Ltd.	11,376
6,600	Nichias Corp.	134,073
4,900	Nichiban Co. Ltd.	68,764
4,400	Nichicon Corp.	29,275
700	Nichiden Corp.	13,372
11,100	Nichiha Corp.	205,730
142,800	Nichii Gakkan Co.	1,453,083
320,550	Nichi-iko Pharmaceutical Co. Ltd.	4,181,801
3,800	Nichirei Corp.	95,111
2,760	Nichirin Co. Ltd.	32,226
5,000	Nifco, Inc.	97,610
14,000	Nihon Chouzai Co. Ltd.	233,649
21,400	Nihon Falcom Corp.	239,296
27,100	Nihon House Holdings Co. Ltd.	70,203
118,835	Nihon Kohden Corp.	4,268,825
2,700	Nihon Nohyaku Co. Ltd.	10,919
5,900	Nihon Parkerizing Co. Ltd.	60,751
1,600	Nihon Tokushu Toryo Co. Ltd.	12,897
253,800	Nihon Unisys Ltd.	7,437,926
5,200	Niitaka Co. Ltd.	122,786
8,500	Nikkiso Co. Ltd.	67,167
4,100	Nikkon Holdings Co. Ltd.	80,346
6,000	Nikon Corp.	56,302
400	Nippi, Inc.	12,561
26,620	Nippo Corp.	602,029
16,073	Nippon Air Conditioning Services Co. Ltd.	107,088
2,300	Nippon BS Broadcasting Corp.	21,389
3,800	Nippon Carbide Industries Co. Inc.	37,499
2,000	Nippon Chemical Industrial Co. Ltd.	42,063
1,000	Nippon Commercial Development Co. Ltd.	12,915
7,500	Nippon Concrete Industries Co. Ltd.	17,682
2,100	Nippon Densetsu Kogyo Co. Ltd.	41,427
12,100	Nippon Dry-Chemical Co. Ltd.	157,853
2,800	Nippon Filcon Co. Ltd.	13,620
49,460	Nippon Flour Mills Co. Ltd.	781,202
3,500	Nippon Gas Co. Ltd.	115,455
15,900	Nippon Kanzai Co. Ltd.	273,803
28,835	Nippon Kayaku Co. Ltd.	281,324
2,400	Nippon Koei Co. Ltd.	69,664
Shares		Value
JAPAN (continued)
142,100	Nippon Light Metal Holdings Co. Ltd.	$227,752
14,500	Nippon Paper Industries Co. Ltd.	209,295
21,200	Nippon Parking Development Co. Ltd.	25,681
3,400	Nippon Pillar Packing Co. Ltd.	43,500
2,200	Nippon Piston Ring Co. Ltd.	24,129
4,000	Nippon Rietec Co. Ltd.	82,337
1,700	Nippon Road Co. Ltd. (The)	103,602
1,400	Nippon Seisen Co. Ltd.	39,268
900	Nippon Sharyo Ltd.(a)	23,180
1,600	Nippon Shokubai Co. Ltd.	76,336
2,700	Nippon Signal Co. Ltd.	25,386
16,600	Nippon Soda Co. Ltd.	429,250
18,148	Nippon Steel Trading Corp.	577,509
22,400	Nippon Suisan Kaisha Ltd.	100,191
3,000	Nippon Systemware Co. Ltd.	56,693
7,200	Nippon Thompson Co. Ltd.	25,294
7,100	Nipro Corp.	79,988
6,500	Nishimatsu Construction Co. Ltd.	124,349
273,700	Nishi-Nippon Financial Holdings, Inc.	1,609,325
14,973	Nishi-Nippon Railroad Co. Ltd.	368,482
12,000	Nishio Rent All Co. Ltd.	249,583
1,400	Nissan Shatai Co. Ltd.	11,376
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	19,054
10,100	Nissei Plastic Industrial Co. Ltd.	93,080
5,000	Nisshin Oillio Group Ltd. (The)	164,702
21,623	Nisshinbo Holdings, Inc.	152,932
6,000	Nissin Corp.	88,729
57,700	Nissin Electric Co. Ltd.	544,659
1,100	Nitta Corp.	19,865
3,400	Nitta Gelatin, Inc.	21,829
500	Nitto Boseki Co. Ltd.	24,088
800	Nitto Fuji Flour Milling Co. Ltd.	43,983
79,600	Nitto Kogyo Corp.	1,355,904
7,500	Nitto Seiko Co. Ltd.	33,406
3,200	Noda Corp.	18,398
1,200	Noevir Holdings Co. Ltd.	56,581
2,900	NOF Corp.	96,743
1,600	Nohmi Bosai Ltd.	32,577
43,100	Nojima Corp.	753,843
6,800	NOK Corp.	79,650
50,200	Nomura Co. Ltd.	388,727
7,100	Nomura Micro Science Co. Ltd.	76,945
5,300	Nomura Real Estate Holdings, Inc.	87,514
11,400	Noritake Co. Ltd.	376,052
29,500	Noritz Corp.	329,595
453,800	North Pacific Bank Ltd.	816,134
12,600	NS Solutions Corp.	316,658
700	NS Tool Co. Ltd.	17,305
1,700	NS United Kaiun Kaisha Ltd.	22,906

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
240,422	NSD Co. Ltd.	$3,459,084
400	Obara Group, Inc.	10,481
500	OBIC Business Consultants Ltd.	22,457
9,400	Oenon Holdings, Inc.	34,074
11,800	Ogaki Kyoritsu Bank Ltd. (The)	242,235
21,742	Ohsho Food Service Corp.	1,171,027
2,845	Oiles Corp.	37,115
1,500	Oisix ra daichi, Inc.(a)	23,818
800	Oita Bank Ltd. (The)	16,057
2,500	Okabe Co. Ltd.	17,705
600	Okamoto Industries, Inc.	24,209
63,415	Okamura Corp.	462,103
369,500	Oki Electric Industry Co. Ltd.	3,594,633
2,200	Okinawa Cellular Telephone Co.	84,769
1,621	Okinawa Electric Power Co., Inc. (The)	29,772
3,800	OKUMA Corp.	145,888
1,500	Okura Industrial Co. Ltd.	21,973
42,000	Okuwa Co. Ltd.	572,576
4,200	Onoken Co. Ltd.	45,164
218,800	Onward Holdings Co. Ltd.	691,173
6,800	Open House Co. Ltd.	150,492
4,600	OPT Holding, Inc.(a)	63,011
1,700	Optex Group Co. Ltd.	19,564
51,200	Optorun Co. Ltd.	1,415,556
600	Organo Corp.	32,204
346,700	Orient Corp.	400,604
7,000	Origin Co. Ltd.	95,168
2,600	Osaka Organic Chemical Industry Ltd.	41,744
2,000	Osaka Soda Co. Ltd.	45,679
168,400	Osaki Electric Co. Ltd.	819,129
3,100	OSG Corp.	40,731
9,100	OSJB Holdings Corp.	19,843
500	OUG Holdings, Inc.	12,356
48,730	Oyo Corp.	578,503
7,800	Pacific Industrial Co. Ltd.	66,578
1,750	Pack Corp. (The)	55,607
10,600	PAL GROUP Holdings Co. Ltd.	125,246
1,150	PALTAC Corp.	60,439
4,806	Paramount Bed Holdings Co. Ltd.	199,737
7,900	Pasco Corp.	112,116
79,300	Pasona Group, Inc.	801,018
34,800	PC Depot Corp.	175,435
5,600	PCA Corp.	191,511
28,600	Pegasus Sewing Machine Manufacturing Co. Ltd.	85,015
15,500	Penta-Ocean Construction Co. Ltd.	79,439
183,900	PeptiDream, Inc.(a)	6,940,269
4,300	Persol Holdings Co. Ltd.	50,527
700	PIA Corp.	19,405
1,000	Pickles Corp.	21,078
1,400	Pilot Corp.	47,291
Shares		Value
JAPAN (continued)
1,700	Piolax, Inc.	$25,441
22,700	Pipedo HD, Inc.	277,100
700	Plenus Co. Ltd.	11,585
41,800	Poletowin Pitcrew Holdings, Inc.	350,557
354	Premier Investment Corp. REIT	356,919
36,200	Press Kogyo Co. Ltd.	89,728
5,100	Pressance Corp.	53,084
5,600	Prestige International, Inc.	44,251
80,552	Proto Corp.	726,593
61,800	PS Mitsubishi Construction Co. Ltd.	306,365
18,000	Punch Industry Co. Ltd.	58,202
900	Qol Holdings Co. Ltd.	10,072
4,500	Quick Co. Ltd.	43,400
2,700	Raito Kogyo Co. Ltd.	33,965
2,200	Raiznext Corp.	24,457
1,400	Rakus Co. Ltd.	22,334
6,900	Rasa Corp.	53,366
2,000	Rasa Industries Ltd.	23,389
14,700	Ray Corp.	43,149
209,290	Relia, Inc.	2,233,025
4,200	Relo Group, Inc.	92,090
7,200	Renaissance, Inc.	68,300
21,140	Rengo Co. Ltd.	167,048
3,900	Resorttrust, Inc.	40,557
1,600	Restar Holdings Corp.	26,077
47,500	Rheon Automatic Machinery Co. Ltd.	542,212
1,100	Rhythm Watch Co. Ltd.	6,601
11,000	Ricoh Leasing Co. Ltd.	295,718
1,900	Riken Corp.	50,459
2,000	Riken Keiki Co. Ltd.	38,522
55,800	Riken Technos Corp.	229,304
1,400	Riken Vitamin Co. Ltd.	27,096
1,000	Rinnai Corp.	76,131
9,800	Rion Co. Ltd.	204,648
3,700	Riso Kagaku Corp.(a)	49,786
6,900	Riso Kyoiku Co. Ltd.	16,653
36,100	Rohto Pharmaceutical Co. Ltd.	1,057,956
600	Rokko Butter Co. Ltd.	7,984
57,900	Roland DG Corp.	720,277
900	Rorze Corp.	37,781
4,500	Round One Corp.	37,278
1,400	Royal Holdings Co. Ltd.	23,287
11,500	Ryobi Ltd.	136,952
5,100	Ryoden Corp.	63,206
6,400	Ryohin Keikaku Co. Ltd.	77,052
7,500	Ryosan Co. Ltd.	164,865
1,100	S Foods, Inc.	23,504
24,600	Sac’s Bar Holdings, Inc.	126,994
1,200	Saibu Gas Co. Ltd.	29,845
800	Saison Information Systems Co. Ltd.	13,292
34,000	Saizeriya Co. Ltd.	682,440

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
1,700	Sakai Chemical Industry Co. Ltd.	$28,752
600	Sakai Heavy Industries Ltd.	11,674
400	Sakai Moving Service Co. Ltd.	21,171
13,400	Sala Corp.	70,924
3,700	SAMTY Co. Ltd.	48,648
3,200	San Holdings, Inc.	38,287
1,600	San-A Co. Ltd.	64,483
18,000	San-Ai Oil Co. Ltd.	184,671
1,400	Sanei Architecture Planning Co. Ltd.	15,668
7,350	Sangetsu Corp.	110,406
37,400	Sanken Electric Co. Ltd.	795,641
800	Sanko Metal Industrial Co. Ltd.	15,796
12,318	Sankyo Co. Ltd.	340,907
400	Sankyo Frontier Co. Ltd.	11,797
18,200	Sankyo Tateyama, Inc.	151,108
2,900	Sankyu, Inc.	112,687
9,600	Sanoh Industrial Co. Ltd.	62,977
9,900	Sanwa Holdings Corp.	78,045
800	Sanyo Chemical Industries Ltd.	31,943
1,300	Sanyo Electric Railway Co. Ltd.	25,790
800	Sanyo Industries Ltd.	14,320
2,900	Sanyo Special Steel Co. Ltd.	25,699
6,800	Sanyo Trading Co. Ltd.	55,064
8,500	Sapporo Holdings Ltd.	163,561
61,700	Sato Holdings Corp.	1,282,698
2,700	Sato Shoji Corp.	20,505
1,400	Satori Electric Co. Ltd.	10,750
17,600	Sawada Holdings Co. Ltd.	147,603
69,227	Sawai Pharmaceutical Co. Ltd.	3,793,084
1,300	Saxa Holdings, Inc.	20,836
1,200	SB Technology Corp.	30,214
73,700	Scala, Inc.	350,936
1,900	SCREEN Holdings Co. Ltd.	93,128
2,800	Scroll Corp.	8,506
55,000	SCSK Corp.	2,490,798
20,315	Seibu Holdings, Inc.	245,147
1,500	Seika Corp.	15,781
86,500	Seikagaku Corp.	860,849
23,200	Seikitokyu Kogyo Co. Ltd.	172,949
35,900	Seiko Epson Corp.	410,467
165,200	Seiko Holdings Corp.	2,775,526
6,600	Seino Holdings Co. Ltd.	79,214
28,000	Seiren Co. Ltd.	333,448
1,700	Semba Corp.	14,970
51,520	Senko Group Holdings Co. Ltd.	420,552
2,000	Senshu Electric Co. Ltd.	46,331
1,400	Seria Co. Ltd.	45,660
31,200	Seven Bank Ltd.	84,894
27,123	SFP Holdings Co. Ltd.	341,960
1,200	Shibaura Electronics Co. Ltd.	26,244
600	Shibaura Machine Co. Ltd.	11,931
20,900	Shibaura Mechatronics Corp.	534,599
3,400	Shibusawa Warehouse Co. Ltd. (The)	71,412
Shares		Value
JAPAN (continued)
1,000	Shibuya Corp.	$24,805
600	Shidax Corp.(a)	1,498
300	SHIFT, Inc.(a)	25,132
57,502	Shiga Bank Ltd. (The)	1,358,851
2,000	Shikibo Ltd.	19,904
17,300	Shikoku Bank Ltd. (The)	135,092
6,900	Shikoku Chemicals Corp.	70,405
3,200	Shikoku Electric Power Co., Inc.	24,809
2,500	Shima Seiki Manufacturing Ltd.	38,205
22,549	Shimachu Co. Ltd.	567,744
1,100	Shimizu Bank Ltd. (The)	18,594
1,900	Shimojima Co. Ltd.	21,972
1,800	Shin Nippon Air Technologies Co. Ltd.	37,656
1,700	Shinagawa Refractories Co. Ltd.	34,787
10,500	Shindengen Electric Manufacturing Co. Ltd.	245,292
2,200	Shin-Etsu Polymer Co. Ltd.	17,343
2,200	Shinko Electric Industries Co. Ltd.	27,901
5,600	Shinko Shoji Co. Ltd.	45,503
2,200	Shinmaywa Industries Ltd.	22,571
3,200	Shinnihon Corp.	23,110
26,700	Shinoken Group Co. Ltd.	201,279
11,800	Shinsei Bank Ltd.(a)	143,493
1,200	Shinsho Corp.	20,463
6,500	Shinwa Co. Ltd.	108,964
1,300	Ship Healthcare Holdings, Inc.	59,116
2,400	Shizuki Electric Co., Inc.	10,511
29,700	Shizuoka Gas Co. Ltd.	267,346
1,000	SHO-BOND Holdings Co. Ltd.	40,768
1,600	Shoei Co. Ltd.	30,475
4,000	Shofu, Inc.	59,861
9,000	Showa Corp.	189,200
21,100	Showa Denko KK	466,966
2,600	Showa Sangyo Co. Ltd.	78,013
1,100	Sigma Koki Co. Ltd.	11,490
2,400	Sinanen Holdings Co. Ltd.	61,680
4,300	Sinfonia Technology Co. Ltd.	41,151
41,800	Sinko Industries Ltd.	551,543
55,400	SK-Electronics Co. Ltd.	549,793
265,100	SKY Perfect JSAT Holdings, Inc.	1,005,411
15,075	Skylark Holdings Co. Ltd.	225,040
5,600	SMS Co. Ltd.	123,412
9,600	Sodick Co. Ltd.	67,092
200	Software Service, Inc.	18,823
41,100	Sojitz Corp.	96,512
1,400	Soken Chemical & Engineering Co. Ltd.	14,246
3,000	Solasto Corp.	30,946
54,813	Soliton Systems KK	687,493
18,160	Sotetsu Holdings, Inc.	467,051
5,800	Sourcenext Corp.	17,241
7,200	Sparx Group Co. Ltd.	11,741
1,400	SPK Corp.	17,155

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
2,000	S-Pool, Inc.	$13,959
1,500	SRA Holdings, Inc.	30,150
5,800	ST Corp.	82,259
80,000	St. Marc Holdings Co. Ltd.	1,344,081
500	Star Mica Holdings Co. Ltd.	6,905
2,300	Star Micronics Co. Ltd.	25,719
12,000	Starts Corp., Inc.	234,264
112	Starts Proceed Investment Corp., REIT	191,407
900	Starzen Co. Ltd.	36,943
3,100	St-Care Holding Corp.	11,786
200	Strike Co. Ltd.	8,209
1,300	Studio Alice Co. Ltd.	17,614
1,600	Sugi Holdings Co. Ltd.	96,315
2,700	Sugimoto & Co. Ltd.	43,803
12,400	SUMCO Corp.	179,099
16,500	Sumida Corp.	108,242
4,100	Suminoe Textile Co. Ltd.	68,349
1,900	Sumitomo Bakelite Co. Ltd.	49,875
2,200	Sumitomo Densetsu Co. Ltd.	46,269
74,100	Sumitomo Forestry Co. Ltd.	930,781
17,200	Sumitomo Mitsui Construction Co. Ltd.	71,804
6,500	Sumitomo Osaka Cement Co. Ltd.	214,718
1,300	Sumitomo Precision Products Co. Ltd.(a)	26,965
10,600	Sumitomo Riko Co. Ltd.	57,487
28,003	Sumitomo Rubber Industries Ltd.	274,772
3,800	Sumitomo Seika Chemicals Co. Ltd.	104,742
9,800	Sun Frontier Fudousan Co. Ltd.	79,631
5,200	Sundrug Co. Ltd.	179,043
18,900	Sun-Wa Technos Corp.	145,120
3,200	Sushiro Global Holdings Ltd.	50,006
98,050	Suzuken Co. Ltd.	3,800,848
2,400	Suzuki Co. Ltd.	16,236
21,600	SWCC Showa Holdings Co. Ltd.	223,618
4,400	System Research Co. Ltd.	62,526
256,000	Systena Corp.	3,649,816
3,800	T&K Toka Co. Ltd.	25,814
1,700	T. Hasegawa Co. Ltd.	34,170
1,740	Tachibana Eletech Co. Ltd.	24,143
1,800	Tachikawa Corp.	18,383
5,800	Tachi-S Co. Ltd.	51,452
6,500	Tadano Ltd.	50,091
1,800	Taihei Dengyo Kaisha Ltd.	37,186
9,300	Taiho Kogyo Co. Ltd.	45,150
40,100	Taikisha Ltd.	1,178,917
300	Taisei Lamick Co., Ltd.	7,302
1,300	Taiyo Holdings Co. Ltd.	53,543
3,900	Taiyo Yuden Co. Ltd.	110,115
1,100	Takamatsu Construction Group Co. Ltd.	22,807
359	Takano Co. Ltd.	2,355
Shares		Value
JAPAN (continued)
1,900	Takara Bio, Inc.	$42,793
143,100	Takara Leben Co. Ltd.	477,378
2,100	Takara Standard Co. Ltd.	31,114
13,100	Takasago International Corp.	278,931
2,000	Takasago Thermal Engineering Co. Ltd.	31,869
1,300	Takashima & Co. Ltd.	18,522
700	Take And Give Needs Co. Ltd.	4,514
2,000	Takebishi Corp.	25,626
3,900	Takeuchi Manufacturing Co. Ltd.	56,875
700	Takihyo Co. Ltd.	10,587
1,700	Takisawa Machine Tool Co. Ltd.	17,631
128,800	Tama Home Co. Ltd.	1,512,258
127,500	Tamron Co. Ltd.	2,162,326
5,500	Tamura Corp.	22,858
160,000	Tanseisha Co. Ltd.	1,043,657
6,500	Tatsuta Electric Wire and Cable Co. Ltd.	31,859
5,600	Tayca Corp.	79,214
10,700	TBK Co. Ltd.	47,460
32,000	TDC Soft, Inc.	251,969
83,600	TechMatrix Corp.	2,106,457
1,000	Techno Medica Co. Ltd.	17,407
1,500	TechnoPro Holdings, Inc.	86,801
27,000	Teijin Ltd.	434,003
27,100	Teikoku Electric Manufacturing Co. Ltd.	336,367
1,100	Tekken Corp.	21,946
34,837	T-Gaia Corp.	698,590
4,000	Thine Electronics, Inc.	31,235
12,800	THK Co. Ltd.	310,950
335,100	TIS, Inc.	6,476,237
7,800	TKC Corp.	388,855
14,700	Toa Corp.	98,215
1,700	Toa Corp.	22,621
3,500	Toa Oil Co. Ltd.	58,086
5,000	Toa Road Corp.	135,396
81,100	TOC Co. Ltd.	509,355
3,100	Tocalo Co. Ltd.	30,938
108,365	Tochigi Bank Ltd. (The)	157,526
11,700	Toda Corp.	68,686
2,500	Toei Animation Co. Ltd.	123,468
200	Toei Co. Ltd.	25,029
1,700	Toenec Corp.	51,801
85,200	Toho Bank Ltd. (The)	200,069
5,735	Toho Co. Ltd.	189,180
2,200	Toho Co. Ltd.	35,835
6,694	Toho Gas Co. Ltd.	328,104
112,500	Toho Holdings Co. Ltd.	2,349,275
1,500	Toho Zinc Co. Ltd.	18,688
1,700	Tohoku Bank Ltd. (The)	14,019
18,000	Tokai Carbon Co. Ltd.	150,454
1,500	Tokai Corp.	38,941
47,500	TOKAI Holdings Corp.	432,442
31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
300	Tokai Lease Co. Ltd.	$3,296
13,700	Tokai Rika Co. Ltd.	176,811
12,500	Tokai Tokyo Financial Holdings, Inc.	26,907
484	Tokushu Tokai Paper Co. Ltd.	18,401
3,800	Tokuyama Corp.	81,442
27,700	Tokyo Base Co. Ltd.(a)	75,629
4,900	Tokyo Dome Corp.	36,163
1,200	Tokyo Electron Device Ltd.	30,773
4,000	Tokyo Energy & Systems, Inc.	27,284
10,500	Tokyo Keiki, Inc.	74,361
800	Tokyo Ohka Kogyo Co. Ltd.	34,590
9,711	Tokyo Sangyo Co. Ltd.	44,069
25,600	Tokyo Seimitsu Co. Ltd.	840,889
3,400	Tokyo Steel Manufacturing Co. Ltd.	21,893
35,800	Tokyo Tatemono Co. Ltd.	409,991
15,100	Tokyo Tekko Co. Ltd.	160,125
1,000	Tokyotokeiba Co. Ltd.	33,313
28,100	Tokyu Fudosan Holdings Corp.	140,088
21,300	Toli Corp.	51,208
1,400	Tomato Bank Ltd.	13,568
2,400	Tomen Devices Corp.	86,661
2,900	Tomoe Corp.	9,458
3,800	Tomoe Engineering Co. Ltd.	66,712
7,300	Tomoku Co. Ltd.	105,437
210,800	TOMONY Holdings, Inc.	711,080
280,990	Tomy Co. Ltd.	2,285,834
2,300	Tonami Holdings Co. Ltd.	114,019
15,900	Topcon Corp.	132,309
116,098	Toppan Forms Co. Ltd.	1,028,833
6,000	Topre Corp.	70,615
2,500	Topy Industries Ltd.	29,516
2,800	Toridoll Holdings Corp.	32,353
9,600	Torikizoku Co. Ltd.	139,731
79,900	Tosei Corp.	786,231
64,500	Toshiba TEC Corp.	2,115,641
700	Totech Corp.	13,561
1,100	Totetsu Kogyo Co. Ltd.	28,701
20,500	Towa Bank Ltd. (The)	128,179
11,800	Towa Corp.	103,909
152,000	Towa Pharmaceutical Co. Ltd.	3,135,890
232,900	Toyo Construction Co. Ltd.	944,057
6,600	Toyo Denki Seizo KK	76,753
3,200	Toyo Ink SC Holdings Co. Ltd.	61,486
22,700	Toyo Machinery & Metal Co. Ltd.	86,091
4,800	Toyo Seikan Group Holdings Ltd.	49,246
13,200	Toyo Tire Corp.	158,304
2,000	Toyo Wharf & Warehouse Co. Ltd.	25,439
17,700	Toyobo Co. Ltd.	209,138
12,700	Toyoda Gosei Co. Ltd.	238,343
14,500	Toyota Boshoku Corp.	181,866
400	Trancom Co. Ltd.	26,613
Shares		Value
JAPAN (continued)
81,600	Transcosmos, Inc.	$1,655,344
3,350	Trend Micro, Inc.	170,754
2,900	Trinity Industrial Corp.	18,943
1,900	Trusco Nakayama Corp.	41,465
6,600	TS Tech Co. Ltd.	179,214
41,200	Tsubakimoto Chain Co.	971,693
1,900	Tsubakimoto Kogyo Co. Ltd.	57,452
1,800	Tsugami Corp.	15,851
900	Tsukishima Kikai Co. Ltd.	10,223
39,000	Tsukui Corp.	162,810
9,400	Tsumura & Co.	261,376
1,200	Tsurumi Manufacturing Co. Ltd.	21,179
3,900	TV Asahi Holdings Corp.	58,474
900	Tv Tokyo Holdings Corp.	20,178
22,480	Ube Industries Ltd.	381,876
2,000	Uchida Yoko Co. Ltd.	88,804
600	Ueki Corp.	13,793
20,800	ULS Group, Inc.	490,369
2,300	Ulvac, Inc.	64,297
600	Union Tool Co.	15,386
13,400	United Arrows Ltd.	212,522
6,200	United Super Markets Holdings, Inc.	61,067
1,100	Universal Entertainment Corp.	18,245
18,500	Ushio, Inc.	197,214
38,100	UT Group Co. Ltd.(a)	547,101
8,800	Utoc Corp.	39,853
5,900	Valor Holdings Co. Ltd.	110,287
4,400	Valqua Ltd.	73,719
1,700	ValueCommerce Co. Ltd.	35,643
3,000	Vital KSK Holdings, Inc.	30,359
9,400	VT Holdings Co. Ltd.	26,190
1,800	Wacoal Holdings Corp.	36,649
55,700	Wacom Co. Ltd.	196,194
3,000	Wakachiku Construction Co. Ltd.	33,602
900	Wakita & Co. Ltd.	8,370
14,100	Warabeya Nichiyo Holdings Co. Ltd.	206,412
8,400	Waseda Academy Co. Ltd.	76,552
5,000	Watts Co. Ltd.	30,285
900	WDB Holdings Co. Ltd.	21,251
6,500	Weathernews, Inc.	224,409
2,080	West Holdings Corp.	34,714
29,400	Will Group, Inc.	177,800
3,700	WIN-Partners Co. Ltd.	30,927
12,100	World Co. Ltd.	143,759
33,900	World Holdings Co. Ltd.	456,781
5,300	Wowow, Inc.	125,987
13,100	Xebio Holdings Co. Ltd.	109,619
6,000	Yahagi Construction Co. Ltd.	44,672
1,000	YAKUODO Holdings Co. Ltd.	23,808
52,200	YAMABIKO Corp.	405,673
39,645	Yamada Denki Co. Ltd.	189,146
99,300	Yamaguchi Financial Group, Inc.	538,532

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
JAPAN (continued)
34,000	Yamaichi Electronics Co. Ltd.	$469,534
26,400	Yamanashi Chuo Bank Ltd. (The)	198,034
2,300	Yamatane Corp.	26,040
12,500	Yamaya Corp.	253,110
4,800	Yamazaki Baking Co. Ltd.	84,939
900	Yamazawa Co. Ltd.	14,006
8,200	Yamazen Corp.	69,686
1,200	Yaoko Co. Ltd.	74,472
700	Yashima Denki Co. Ltd.	5,388
55,500	Yellow Hat Ltd.	774,719
4,600	Yokogawa Bridge Holdings Corp.	81,314
6,200	Yokohama Reito Co. Ltd.	52,632
17,500	Yokohama Rubber Co. Ltd. (The)	226,832
600	Yokowo Co. Ltd.	13,743
600	Yondoshi Holdings, Inc.	9,779
5,400	Yorozu Corp.	57,464
700	Yoshinoya Holdings Co. Ltd.	14,624
15,800	Yossix Co. Ltd.	272,523
3,600	Yotai Refractories Co. Ltd.	20,597
3,700	Yuasa Trading Co. Ltd.	100,572
1,700	Yuken Kogyo Co. Ltd.	21,544
4,700	Yumeshin Holdings Co. Ltd.	26,278
56,600	Yurtec Corp.	321,198
900	Yushiro Chemical Industry Co. Ltd.	9,628
1,500	Zenrin Co. Ltd.	16,074
16,112	Zensho Holdings Co. Ltd.	320,694
20,900	Zeon Corp.	185,795
71,500	ZERIA Pharmaceutical Co. Ltd.	1,393,156
		390,866,155
JERSEY CHANNEL ISLANDS — 0.2%
48,718	Centamin Plc	95,630
199,988	Novocure Ltd.(a)	13,159,210
225	Sanne Group Plc	1,836
		13,256,676
JORDAN — 0.0%
3,419	Hikma Pharmaceuticals Plc	102,057
LIECHTENSTEIN — 0.0%
750	Liechtensteinische Landesbank AG	42,968
269	VP Bank AG	35,393
		78,361
LUXEMBOURG — 0.0%
4,299	APERAM SA	111,841
1,967	Corestate Capital Holding SA(a)	40,589
455	Eurofins Scientific SE	251,800
38,208	SES SA	255,242
503	Sword Group	14,332
		673,804
Shares		Value
MALAYSIA — 0.0%
75,100	Aeon Co. (M) Berhad	$19,736
9,450	AEON Credit Service M Berhad	20,021
184,106	Affin Bank Berhad(a)	65,079
78,500	Alliance Bank Malaysia Berhad	35,599
50,700	AMMB Holdings Berhad	35,136
12,500	Amway Malaysia Holdings Berhad	14,564
32,700	Batu Kawan Berhad	97,492
23,600	Berjaya Sports Toto Berhad	12,733
66,900	BIMB Holdings Berhad	49,164
149,207	Boustead Holdings Berhad(a)	15,788
19,850	Bursa Malaysia Berhad	27,467
25,500	Cahya Mata Sarawak Berhad	8,184
9,100	Carlsberg Brewery-Malaysia Berhad	58,409
72,490	Dayang Enterprise Holdings Berhad(a)	21,241
83,300	DRB-Hicom Berhad	27,315
82,500	Duopharma Biotech Bhd	29,930
2,300	Dutch Lady Milk Industries Berhad	25,728
97	Eastern & Oriental Berhad	10
5,200	Fraser & Neave Holdings Berhad	38,383
85,908	Gamuda Berhad	64,331
136,700	Genting Malaysia Bhd	75,344
4,200	Genting Plantations Berhad	9,367
54,366	Globetronics Technology Berhad	24,781
47,700	Hap Seng Plantations Holdings Berhad	15,308
14,200	Heineken Malaysia Berhad	79,124
22,300	Hengyuan Refining Co Berhad(a)	16,180
24,700	Hong Leong Industries Berhad	47,390
27,798	IGB Berhad	15,968
131,780	IJM Corp. Berhad	50,873
139,031	Inari Amertron Berhad	45,913
94,700	Iskandar Waterfront City Berhad(a)	11,122
71,600	JAKS Resources Berhad(a)	17,317
34,300	Kossan Rubber Industries	44,670
125,600	KPJ Healthcare Berhad	26,142
55,374	KSL Holdings Berhad(a)	7,212
42,600	Lingkaran Trans Kota Holdings Berhad	38,538
16,920	LPI Capital Berhad	51,390
32,273	Lynas Corp. Ltd.(a)	36,698
42,400	Magni-Tech Industries Berhad	18,538
25,900	Magnum Berhad	13,251
7,400	Malaysian Pacific Industries Berhad	18,724
71,500	Matrix Concepts Holdings Berhad	27,935
36,900	Mega First Corp. Berhad	42,821
33,800	Padini Holdings Berhad	19,651
8,600	Pentamaster Corp. Bhd(a)	8,340

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
MALAYSIA (continued)
19,780	QL Resources Berhad	$37,490
52,457	Sarawak Oil Palms Berhad	29,522
16,600	Scientex Berhad	32,042
56,490	Serba Dinamik Holdings Berhad	20,888
42,000	Shangri-La Hotels (Malaysia) Berhad	44,149
77,800	Sime Darby Property Berhad	11,760
76,530	Sunway Berhad	27,942
67,866	Sunway Construction Group Berhad	29,514
51,784	Supermax Corp. Berhad(a)	29,866
35,000	Syarikat Takaful Malaysia Keluarga Berhad	35,895
22,700	Ta Ann Holdings Berhad	11,825
269,700	TA Enterprise Berhad	31,360
36,900	Telekom Malaysia Berhad	34,583
18,360	TIME dotCom Berhad	41,844
19,600	UEM Edgenta Berhad	11,487
23,700	United Malacca Berhad	24,251
20,800	United Plantations Berhad	118,995
173,900	UOA Development Berhad	67,538
6,200	ViTrox Corp. Bhd	11,953
78,875	VS Industry Berhad	16,967
55,275	Wah Seong Corp. Berhad	7,970
42,100	Westports Holdings Berhad	36,226
38,200	Yinson Holdings Berhad	46,018
43,272	YNH Property Berhad(a)	25,158
312,726	YTL Corp. Berhad	55,636
		2,269,786
MALTA — 0.0%
14,841	Kindred Group Plc - SDR	70,830
MEXICO — 0.0%
73,467	Alfa SAB de CV - Series A	30,087
50,138	Alpek SAB de CV	23,716
132,449	Axtel SAB de CV - CPO Units(a)	15,223
14,700	Becle SAB de CV	22,427
14,637	Bolsa Mexicana de Valores SAB de CV	26,412
15,500	Corp Inmobiliaria Vesta SAB de CV	21,236
25,361	Corp. Actinver SAB de CV	9,786
47,150	Corp. Interamericana de Entretenimiento SAB de CV - Series B(a)	14,086
24,022	Corp. Moctezuma SAB de CV	53,384
1,260	Corporativo Fragua SAB de CV	11,920
30,200	Fibra Uno Administracion SA de CV REIT	25,074
15,240	Fresnillo Plc	136,628
39,113	Genomma Lab Internacional SAB de CV - Class B(a)	31,159
77,359	Gentera SAB de CV	31,103
11,618	Grupo Aeroportuario del Centro Norte SAB de CV	42,522
Shares		Value
MEXICO (continued)
13,171	Grupo Aeroportuario del Pacifico SAB de CV - Series B	$81,766
5,517	Grupo Aeroportuario del Sureste SAB de CV - Series B	55,127
48,752	Grupo Cementos de Chihuahua SAB de CV	141,294
60,157	Grupo Financiero Inbursa SAB de CV	35,918
22,346	Grupo Herdez SAB de CV - Series A	27,806
6,880	Grupo Industrial Saltillo SAB de CV	4,926
17,079	Grupo KUO SAB De CV - Series B	33,873
19,200	Grupo Sanborns SAB de CV	18,008
8,920	Grupo Simec SAB de CV - Series B	18,676
208,459	Grupo Televisa SAB - Units	220,819
131,489	Industrias CH SAB de CV - Series B	436,460
36,269	La Comer SAB de CV(a)	37,893
19,599	Macquarie Mexico Real Estate Management SA de CV REIT	15,906
37,026	Megacable Holdings SAB de CV - CPO Shares	92,177
84,289	Organizacion Soriana SAB de CV - Series B	62,532
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L(a)	5,431
8,043	Qualitas Controladora SAB de CV - Class I	33,042
35,443	Regional SAB de CV(a)	87,104
21,201	Telesites SAB de CV(a)	13,776
		1,917,297
MONACO — 0.0%
1,900	Endeavour Mining Corp.(a)	34,207
NETHERLANDS — 0.7%
15,763	Aalberts NV	443,941
6,596	Accell Group NV(a)	121,868
1,396	AFC Ajax NV	21,876
10,937	Altice Europe NV(a)	43,567
483	AMG Advanced Metallurgical Group NV	8,138
4,302	Amsterdam Commodities NV	92,590
6,735	Arcadis NV	104,730
130,048	ASM International NV	14,315,498
340,122	ASR Nederland NV	9,150,379
70,325	BE Semiconductor Industries NV	2,894,597
7,881	Boskalis Westminster	136,887
6,607	Brunel International NV	41,704
8,453	CNH Industrial NV(a)	52,912
7,289	Corbion NV	260,798
30,572	Eurocommercial Properties NV	339,715

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
NETHERLANDS (continued)
2,476	Euronext NV	$207,842
6,931	ForFarmers NV	46,180
4,320	GrandVision NV	114,565
189,283	Heijmans NV - CVA(a)	1,317,159
1,666	Hunter Douglas NV	77,775
1,555	IMCD Group NV	137,551
7,159	Intertrust NV	112,814
561	Just Eat Takeaway.com NV(a)	57,148
21	Kendrion NV(a)	252
417,102	Koninklijke BAM Groep NV(a)	695,680
4,105	Koninklijke Vopak NV	236,710
2,904	Nederland Apparatenfabriek(a)	111,064
5,322	NN Group NV	154,027
3,778	NSI NV REIT	151,943
24,070	Ordina NV	48,112
1,792,588	Pharming Group NV(a)	2,644,103
147,469	PostNL NV	253,558
4,544	QIAGEN NV(a)	189,223
7,622	Randstad NV	305,956
10,338	SBM Offshore NV	130,906
455	Shop Apotheke Europe NV(a)	33,607
13,317	Signify NV	271,658
8,169	Sligro Food Group NV	126,940
86,230	SRH NV(a)(b)	0
27,013	TKH Group NV	950,234
133,800	TomTom NV	1,055,702
15,692	Van Lanschot Kempen NV	240,746
11,673	Vastned Retail NV REIT	214,392
724,418	VEON Ltd. - ADR	1,238,755
		39,153,802
NEW ZEALAND — 0.4%
134,743	Air New Zealand Ltd.	111,175
162,366	Argosy Property Ltd.	105,580
6,753	CBL Corp. Ltd.(a)(b)	2,462
86,835	Chorus Ltd.	379,276
25,260	EBOS Group Ltd.	344,000
35,054	Fletcher Building Ltd.	79,565
6,960	Freightways Ltd.	28,523
5,539	Genesis Energy Ltd.	9,548
33,377	Heartland Group Holdings Ltd.	23,137
20,946	Infratil Ltd.	59,107
70,565	Kathmandu Holdings Ltd.	34,198
12,351	Mainfreight Ltd.	276,551
13,684	Metlifecare Ltd.	35,173
56,805	NZME Ltd.(a)	6,108
80,079	NZX Ltd.	62,879
187,107	Oceania Healthcare Ltd.	88,381
200,584	Port of Tauranga Ltd.	828,117
333,008	Pushpay Holdings Ltd.(a)	882,508
1,119	Restaurant Brands New Zealand Ltd.(a)	8,237
15,128	Sanford Ltd.	64,776
56,146	Skellerup Holdings Ltd.	66,819
31,038	SKYCITY Entertainment Group Ltd.	50,647
Shares		Value
NEW ZEALAND (continued)
209,847	Stride Property Group	$194,384
32,260	Summerset Group Holdings Ltd.	120,719
10,799	Trustpower Ltd.	43,060
296,438	Xero Ltd.(a)	15,363,075
912,081	Z Energy Ltd.	1,734,505
		21,002,510
NORWAY — 0.1%
28,203	ABG Sundal Collier Holding ASA	9,552
1,087	AF Gruppen ASA	17,867
16,239	Atea ASA	142,180
18,749	Austevoll Seafood ASA	146,313
9,647	Avance Gas Holding Ltd.	20,471
7,044	Bonheur ASA	124,584
15,816	Borregaard ASA	147,121
4,394	BW Energy Ltd.(a)	5,464
21,532	BW Offshore Ltd.(a)	60,949
2,877	Entra ASA	36,226
12,338	Europris ASA	45,402
11,761	Frontline Ltd.	111,123
5,496	Grieg Seafood ASA	53,967
7,112	Hexagon Composites ASA(a)	19,437
194	Kongsberg Gruppen ASA	2,496
3,684	Medistim ASA	62,568
16,871	NEL ASA(a)	20,790
3,874	Nordic Semiconductor ASA(a)	22,839
70,637	Norwegian Finans Holding ASA(a)	378,866
46,133	Norwegian Property ASA	50,433
15,813	Olav Thon Eiendomsselskap ASA	203,739
8,549	Otello Corp. ASA(a)	7,894
76,361	PhotoCure ASA(a)	518,760
11,466	Salmar ASA	447,670
5,320	Scatec Solar ASA	77,735
6,581	Selvaag Bolig ASA	27,268
5,643	SpareBank 1 BV	18,452
28,061	SpareBank 1 SMN	205,150
254,436	SpareBank 1 SR-Bank ASA	1,618,001
201	Sparebanken More	5,572
11,044	Sparebanken Vest	65,002
24,311	Storebrand ASA	121,970
1	TGS Nopec Geophysical Co. ASA	15
5,713	Veidekke ASA	50,968
134,036	Wallenius Wilhelmsen ASA(a)	147,315
		4,994,159
PERU — 0.0%
18,863	Hochschild Mining Plc	33,095
PHILIPPINES — 0.0%
4,047	Altus San Nicolas Corp.(a)(b)	156
150,400	Bloomberry Resorts Corp.	16,636
27,890	Cebu Air, Inc.	26,678

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
PHILIPPINES (continued)
133,952	China Banking Corp.	$52,142
225,500	Cosco Capital, Inc.	22,138
92,150	East West Banking Corp.(a)	14,311
165,200	Emperador, Inc.	25,887
44,200	Filinvest Development Corp.	7,486
2,062,375	Filinvest Land, Inc.	38,585
43,720	First Philippine Holdings Corp.	49,686
6,155	Globe Telecom, Inc.	267,006
24,290	International Container Terminal Services, Inc.	42,486
657,700	Lopez Holdings Corp.	34,014
11,600	Manila Water Co., Inc.	2,433
32,200	Megawide Construction Corp.	4,177
1,018,696	Megaworld Corp.	51,406
49,100	Phoenix Petroleum Philippines, Inc.	11,338
1,225	PLDT, Inc.	31,048
38,600	Puregold Price Club, Inc.	35,132
104,253	Rizal Commercial Banking Corp.	34,104
210,207	Robinsons Land Corp.	62,108
15,190	Robinsons Retail Holdings, Inc.	20,061
13,571	Security Bank Corp.	27,452
83,440	Semirara Mining & Power Corp.	19,805
6	Top Frontier Investment Holdings, Inc.(a)	17
161,290	Union Bank of Philippines, Inc.	172,637
583,900	Vista Land & Lifescapes, Inc.	49,765
		1,118,694
POLAND — 0.2%
2,235	Asseco Poland SA	36,040
965	Budimex SA	47,217
2,430	Ciech SA(a)	23,165
21,659	Develia SA	10,337
770,847	Energa SA(a)	1,445,524
4,391	Eurocash SA	22,649
4,682	Grupa Azoty SA(a)	29,906
119	Grupa Azoty Zaklady Chemiczne Police SA(a)	304
1,536	Grupa Kety SA	134,948
9,826	Grupa Lotos SA	147,693
1,229	Inter Cars SA	57,024
7,119	Jastrzebska Spolka Weglowa SA	23,491
245,656	KGHM Polska Miedz SA(a)	4,558,089
23,981	Netia SA(a)	22,601
151	Neuca SA	18,089
17,977	Orange Polska SA(a)	30,223
920,856	PGE Polska Grupa Energetyczna SA(a)	914,908
1,383,131	Polskie Gornictwo Naftowe i Gazownictwo SA	1,237,844
2,574,932	Tauron Polska Energia SA(a)	703,191
1,885	Warsaw Stock Exchange	18,356
		9,481,599
Shares		Value
PORTUGAL — 0.0%
7,430	Altri SGPS SA	$39,245
1,231,589	Banco Espirito Santo SA(a)(b)	0
37,629	CTT-Correios de Portugal SA	88,657
8,434	Galp Energia SGPS SA	97,184
16,422	Mota-Engil SGPS SA	20,696
18,766	Navigator Co. SA (The)	48,821
488,752	NOS SGPS SA	1,823,186
20,026	REN - Redes Energeticas Nacionais SGPS SA	54,315
8,520	Semapa - Sociedade de Investimento e Gestao	84,030
281,496	Sonae SGPS SA	220,871
		2,477,005
PUERTO RICO — 0.1%
122,200	EVERTEC, Inc.	3,096,548
QATAR — 0.0%
228,655	Barwa Real Estate Co.	179,608
245,346	Doha Bank QPSC(a)	135,981
198,595	Qatar International Islamic Bank QSC	437,444
		753,033
ROMANIA — 0.0%
151	NEPI Rockcastle Plc	653
RUSSIA — 0.6%
1,508,650	Alrosa PJSC	1,264,365
946,376,065	Federal Grid Co. Unified Energy System PJSC	2,340,390
3,038,052	Gazprom PJSC	7,777,544
1,373,778	Gazprom PJSC - ADR	6,973,297
24,451	Highland Gold Mining Ltd.	73,417
89,739	Magnit PJSC	4,461,709
14,884	Magnitogorsk Iron & Steel Works PJSC	104,932
421,767	Mobile TeleSystems PJSC	1,816,239
3,185	Novolipetsk Steel PJSC	54,941
461,351	Petropavlovsk Plc(a)	151,078
116,079,399	ROSSETI PJSC	2,006,668
1,322,830	Rostelecom PJSC(a)	1,463,325
365,562,194	RusHydro PJSC	3,103,591
17,144	RusHydro PJSC - ADR	14,487
3,476	Tatneft PJSC - ADR	155,099
5,614	TMK PJSC	16,954
4,241,953,683	VTB Bank PJSC	1,994,734
		33,772,770
SINGAPORE — 0.2%
813,800	Accordia Golf Trust - Units	328,948
10,660	AF Global Ltd.	869
418,100	ARA LOGOS Logistics Trust, REIT	160,106
1,837,930	Asian Pay Television Trust - Units	169,437
34,900	Banyan Tree Holdings, Ltd.	6,930
21,700	Best World International Ltd.(b)	3,890

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SINGAPORE (continued)
4,200	BOC Aviation Ltd.	$28,415
7,400	Bonvests Holdings Ltd.	4,251
25,598	Boustead Projects Ltd.	13,796
15,300	Boustead Singapore Ltd.	6,510
23,600	Bukit Sembawang Estates Ltd.	65,604
9,090	BW LPG Ltd.	31,160
458,500	China Aviation Oil Singapore Corp. Ltd.	334,897
1,990,800	China Sunsine Chemical Holdings Ltd.	536,471
90,000	Chip Eng Seng Corp. Ltd.	33,188
14,700	City Developments Ltd.	82,978
25,100	ComfortDelGro Corp. Ltd.	29,369
1,608,200	CSE Global Ltd.	450,476
88,000	CW Group Holdings Ltd.(a)(b)	492
47,900	Delfi Ltd.	22,928
584,900	Ezion Holdings Ltd.(a)(b)	3,360
99,121	Far East Orchard Ltd.	70,994
24,400	First Resources Ltd.	21,802
238,500	Food Empire Holdings Ltd.	86,257
164,000	Fragrance Group Ltd.	13,258
93,900	Frasers Hospitality Trust - Unit	32,961
70,400	Frasers Property Ltd.	61,406
646,400	Frencken Group Ltd.	339,209
68,800	Genting Singapore Ltd.	38,299
122,600	GL Ltd.	49,991
58,000	GP Industries Ltd.	20,874
52,366	GuocoLand Ltd.	52,732
89,200	Halcyon Agri Corp. Ltd.(a)	23,879
32,100	Haw Par Corp. Ltd.	233,099
32,000	Hiap Hoe Ltd.	15,204
1,374,000	Hi-P International Ltd.	1,042,570
52,734	Ho Bee Land Ltd.	77,036
392,640	Hong Fok Corp. Ltd.	207,437
232,800	Hong Leong Asia Ltd.(a)	85,846
14,700	Hong Leong Finance Ltd.	23,872
9,000	Hour Glass Ltd. (The)	3,957
76,000	Hyflux Ltd.(a)	5
26,000	IGG, Inc.	16,500
196,800	Japfa Ltd.	79,549
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)	0
90,757	Keppel Infrastructure Trust - Units	31,858
135,400	Lian Beng Group Ltd.	36,487
42,000	Low Keng Huat Singapore Ltd.	11,616
75,000	Lum Chang Holdings Ltd.	16,754
400,600	Midas Holdings Ltd.(a)(b)	10,227
1,008,100	Moya Holdings Asia Ltd.(a)	41,464
209,000	Olam International Ltd.	222,317
68,690	OM Holdings Ltd.	15,890
28,200	OUE Ltd.	22,398
46,800	Parkway Life Real Estate Investment Trust, REIT	109,520
395,300	Penguin International Ltd.	142,966
84,970	QAF Ltd.	49,410
Shares		Value
SINGAPORE (continued)
39,618	Raffles Medical Group Ltd.	$24,443
304,400	RHT Health Trust - Units REIT(a)(b)	4,101
2,200	Riverstone Holdings Ltd./Singapore	1,825
239,250	Roxy-Pacific Holdings Ltd.	55,140
19,500	SATS Ltd.	45,357
171,695	Sheng Siong Group Ltd.	180,200
55,900	Sinarmas Land Ltd.	7,453
160,700	Singapore Medical Group Ltd.(a)	28,490
47,900	Singapore Post Ltd.	24,797
174,000	Singapore Reinsurance Corp. Ltd.	33,933
440,400	Stamford Land Corp. Ltd.	115,554
326,100	Starhill Global REIT	115,626
24,100	StarHub Ltd.	25,465
111,800	Sunningdale Tech Ltd.	80,075
310,298	Tuan Sing Holdings Ltd.	55,012
1,219,200	UMS Holdings Ltd.	708,963
231,692	United Industrial Corp. Ltd.	371,325
171,068	UOB-Kay Hian Holdings Ltd.	145,574
19,411	UOL Group Ltd.	94,016
180,600	Venture Corp. Ltd.	2,029,933
15,900	Wing Tai Holdings Ltd.	19,506
26,250	Xinghua Port Holdings Ltd.	3,115
446	XP Power Ltd.	17,863
1,118,600	Yanlord Land Group Ltd.	840,844
		10,650,329
SOUTH AFRICA — 0.3%
13,666	African Rainbow Minerals Ltd.	100,514
12,771	Allied Electronics Corp. Ltd. - A Shares	14,193
25,742	Alviva Holdings Ltd.	6,944
83,136	ArcelorMittal South Africa Ltd.(a)	2,960
1,860	Assore Ltd.	31,714
4,437	Astral Foods Ltd.	46,279
30,328	Barloworld Ltd.	111,197
11,801	Clicks Group Ltd.	146,886
21,103	DataTec Ltd.	27,666
5,624	Foschini Group Ltd. (The)	22,156
135,495	Gold Fields Ltd.	1,036,708
34,961	Harmony Gold Mining Co. Ltd.(a)	129,806
1,135,175	Impala Platinum Holdings Ltd.	6,871,497
20,593	Investec Plc	42,523
1,926	JSE Ltd.	10,687
1,897	Lewis Group Ltd.	1,612
3,210	Liberty Holdings Ltd.	12,209
11,631	Mediclinic International Plc	38,000
22,537	Metair Investments Ltd.	18,056
18,044	Momentum Metropolitan Holdings	17,036
16,444	Mpact Ltd.	6,787
133,412	Murray & Roberts Holdings Ltd.	39,371

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SOUTH AFRICA (continued)
12,601	Nedbank Group Ltd.	$72,885
34,414	Netcare Ltd.	28,778
13,803	Northam Platinum Ltd.(a)	68,846
181,710	Old Mutual Ltd.	131,561
24,031	Peregrine Holdings Ltd.	24,374
8,677	Pick’n Pay Stores Ltd.	27,151
7,777	Royal Bafokeng Platinum Ltd.(a)	13,712
2,487	Santam Ltd.	36,903
679,760	Sappi Ltd.(a)	825,152
8,496	Shoprite Holdings Ltd.	49,105
3,684,870	Sibanye Stillwater Ltd.(a)	7,506,714
8,610	SPAR Group Ltd. (The)	82,163
78,207	Super Group Ltd.(a)	59,070
3,369	Tongaat Hulett Ltd.(a)	1,183
		17,662,398
SOUTH KOREA — 0.9%
781	AfreecaTV Co. Ltd.	38,651
706	AK Holdings, Inc.	14,659
1,630	Amotech Co. Ltd.(a)	28,093
230	ASIA Holdings Co. Ltd.	15,743
962	Asia Paper Manufacturing Co. Ltd.	25,936
16,835	Asiana Airlines, Inc.(a)	57,616
2,350	Autech Corp.	18,380
2,934	Baiksan Co. Ltd.	13,485
1,524	BH Co. Ltd.(a)	21,013
295	Binggrae Co. Ltd.	15,398
8,994	BNK Financial Group, Inc.	37,277
1,549	Bookook Securities Co. Ltd.	23,392
3,066	Boryung Pharmaceutical Co. Ltd.	32,712
388	Busan City Gas Co. Ltd.	11,448
3,758	Cheil Worldwide, Inc.	54,591
415	Chong Kun Dang Pharmaceutical Corp.	32,868
409	Chongkundang Holdings Corp.	38,267
977	CJ CheilJedang Corp.	218,501
1,136	CJ ENM Co. Ltd.	119,245
532	CJ Logistics Corp.(a)	64,620
653	CKD Bio Corp.	16,185
2,367	COWELL FASHION Co. Ltd.	10,587
637	Crown Confectionery Co. Ltd.	4,167
1,379	Crown Haitai Holdings Co. Ltd.	9,903
4,227	Dae Dong Industrial Co. Ltd.	15,681
14,862	Dae Won Kang Up Co. Ltd.	35,373
7,338	Daea TI Co. Ltd.	38,483
3,396	Daelim Industrial Co. Ltd.	245,548
2,871	Daesang Corp.	51,602
4,103	Daesang Holdings Co. Ltd.	21,450
1,213	Daewon Pharmaceutical Co. Ltd.	14,684
337,233	Daewoo Engineering & Construction Co. Ltd.(a)	985,309
Shares		Value
SOUTH KOREA (continued)
2,186	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	$30,769
5,823	Daewoong Co. Ltd.	83,155
183	Daewoong Pharmaceutical Co. Ltd.	16,070
639	Daihan Pharmaceutical Co. Ltd.	15,602
5,223	Daishin Securities Co. Ltd.	42,652
5,636	Danal Co. Ltd.(a)	19,497
594	Danawa Co. Ltd.	13,114
1,525	Dawonsys Co. Ltd.	20,589
6,854	DB Financial Investment Co. Ltd.	19,857
6,210	DB HiTek Co. Ltd.	136,335
6,034	DB Insurance Co. Ltd.	218,639
5,479	Deutsch Motors, Inc.(a)	30,263
312	DI Dong Il Corp.	15,620
887	DIO Corp.(a)	20,856
215	Dong-A ST Co. Ltd.	16,110
1,950	Dong-Ah Geological Engineering Co. Ltd.	27,767
3,239	Dongjin Semichem Co. Ltd.	41,735
665	DongKook Pharmaceutical Co. Ltd.	51,467
6,658	Dongkuk Steel Mill Co. Ltd.(a)	23,196
927	Dongsuh Cos., Inc.	13,162
115	Dongwon F&B Co. Ltd.	18,593
264	Dongwon Industries Co. Ltd.	48,967
1,136	Dongwon Systems Corp.	20,605
2,382	Doosan Bobcat, Inc.	45,941
739	Doosan Co Ltd.	24,473
2,472	Doosan Fuel Cell Co. Ltd.(a)	15,054
20,150	Doosan Infracore Co. Ltd.(a)	71,028
1,362	Doosan Solus Co. Ltd.(a)	36,776
781	DoubleUGames Co. Ltd.	37,177
1,169	Douzone Bizon Co. Ltd.	84,333
412	DTR Automotive Corp.	8,555
174	e Tec E&C Ltd.	11,681
4,965	Easy Bio, Inc.	17,359
998	ENF Technology Co. Ltd.	21,705
564	Eo Technics Co. Ltd.	33,559
11,176	Eugene Investment & Securities Co. Ltd.	25,958
2,306	Eugene Technology Co. Ltd.	33,309
4,135	Eusu Holdings Co. Ltd.(a)	20,260
936	F&F Co. Ltd.	82,196
4,494	Fila Korea Ltd.	128,353
1,087	Fine Semitech Corp.	7,146
3,565	Foosung Co. Ltd.	19,632
667	GOLFZON Co. Ltd.	29,287
19,172	Green Cross Corp.	2,336,610
1,306	Green Cross Holdings Corp.	22,563
137,943	GS Engineering & Construction Corp.	2,864,260
7,417	GS Holdings Corp.	234,663
1,932	GS Retail Co. Ltd.	60,174
178	Gwangju Shinsegae Co. Ltd.	21,402

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
700	HAESUNG DS Co. Ltd.	$8,503
546	Halla Holdings Corp.	13,488
107,184	Hana Financial Group, Inc.	2,427,903
5,944	Hana Micron, Inc.	23,636
935	Handok, Inc.	17,189
2,154	Handsome Co. Ltd.	43,135
2,326	Hanjin Heavy Industries & Construction Co. Ltd.(a)	12,122
280	Hanjin Transportation Co. Ltd.	10,605
76	Hankook Shell Oil Co. Ltd.	16,373
3,686	Hankook Tire & Technology Co. Ltd.	64,285
108	Hanmi Pharm Co. Ltd.	22,957
341	Hanmi Science Co. Ltd.	8,004
3,807	Hanmi Semiconductor Co. Ltd.	24,465
634	Hansol Chemical Co. Ltd.	44,645
3,258	Hansol Holdings Co. Ltd.(a)	8,022
4,396	Hansol Technics Co. Ltd.(a)	21,791
524	Hanssem Co. Ltd.	31,308
2,689	Hanwha Aerospace Co. Ltd.(a)	59,366
12,707	Hanwha Chemical Corp.	151,739
6,639	Hanwha Corp.	112,789
3,152	Hanwha General Insurance Co. Ltd.(a)	5,665
2,836	HDC Holdings Co. Ltd.	21,809
1,309	HDC Hyundai Development Co-Engineering & Construction	20,251
3,133	Hite Jinro Co. Ltd.	83,439
1,530	Hotel Shilla Co. Ltd.	106,985
5,644	HS Industries Co. Ltd.	38,122
6,474	HS R&A Co. Ltd.	8,634
1,564	Huchems Fine Chemical Corp.	22,463
67	Hugel, Inc.(a)	21,121
618	Huons Co. Ltd.	24,599
2,395	Huons Global Co. Ltd.	62,212
294	Hyosung Advanced Materials Corp.(a)	19,665
562	Hyosung Corp.	32,195
1,860	Hyundai Bioscience Co. Ltd.(a)	16,410
39,224	Hyundai Department Store Co. Ltd.	2,340,338
577	Hyundai Elevator Co. Ltd.	29,313
111,577	Hyundai Engineering & Construction Co. Ltd.	3,209,630
3,301	Hyundai Greenfood Co. Ltd.	22,188
560	Hyundai Heavy Industries Holdings Co. Ltd.	111,683
8,137	Hyundai Marine & Fire Insurance Co. Ltd.	174,300
7,226	Hyundai Merchant Marine Co. Ltd.(a)	21,409
2,548	Hyundai Motor Securities Co. Ltd.	18,402
9,015	Hyundai Steel Co.	159,813
1,245	Hyundai Wia Corp.	33,566
899	HyVision System, Inc.	6,227
Shares		Value
SOUTH KOREA (continued)
3,262	ICD Co. Ltd.	$41,496
831	Il Dong Pharmaceutical Co. Ltd.(a)	8,832
662	Iljin Materials Co. Ltd.	21,651
540	Ilyang Pharmaceutical Co. Ltd.	14,537
1,171	InBody Co. Ltd.	18,116
2,263	Innox Advanced Materials Co., Ltd.(a)	68,069
2,081	IS Dongseo Co. Ltd.	43,552
1,144	i-SENS, Inc.	22,111
2,907	JB Financial Group Co. Ltd.	11,535
1,321	JW Pharmaceutical Corp.	31,712
1,661	JYP Entertainment Corp.	28,287
2,577	KAON Media Co. Ltd.	12,500
81,383	KB Financial Group, Inc.	2,321,030
1,588	KC Co. Ltd.	17,920
824	KEPCO Plant Service & Engineering Co. Ltd.	21,945
2,847	Kginicis Co. Ltd.	51,405
1,590	KIWOOM Securities Co. Ltd.	97,870
657	KMW Co. Ltd.(a)	32,892
964	Koentec Co. Ltd.	7,682
556	Koh Young Technology, Inc.	37,007
1,469	Kolmar BNH Co. Ltd.	34,722
541	Kolmar Korea Co. Ltd.	18,959
1,625	Kolmar Korea Holdings Co. Ltd.	29,141
6,168	Korea Asset In Trust Co. Ltd.	12,225
1,723	Korea Autoglass Corp.	18,807
122,296	Korea Electric Power Corp.(a)	2,393,828
809	Korea Electric Terminal Co. Ltd.	18,956
5,031	Korea Investment Holdings Co. Ltd.	206,864
573	Korea Petrochemical Ind Co. Ltd.	66,073
38,142	Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,588,816
11,209	Korean Reinsurance Co.	77,275
2,714	Kortek Corp.	21,428
350	KPX Chemical Co. Ltd.	14,018
4,383	Kt Hitel CO Ltd(a)	20,216
3,515	KTB Investment & Securities Co. Ltd.	7,414
700	Kukdo Chemical Co. Ltd.	23,985
2,347	Kumho Petrochemical Co. Ltd.	147,163
5,317	Kwang Dong Pharmaceutical Co. Ltd.	26,444
1,610	Kyeryong Construction Industrial Co. Ltd.	21,142
4,479	Kyobo Securities Co. Ltd.	26,651
682	Kyung Dong Navien Co. Ltd.	20,094
3,492	Kyungdong Pharm Co. Ltd.	23,787
3,000	LB Semicon, Inc.	17,727
682	LEENO Industrial, Inc.	49,984
53,470	LG Electronics, Inc.	2,409,211
838	LG Hausys Ltd.	35,351
1,690	LG Innotek Co. Ltd.	183,085

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
13,703	Lotte Chemical Corp.	$2,423,568
2,654	LOTTE Fine Chemical Co. Ltd.	84,949
37	Lotte Food Co. Ltd.	11,615
248	Lotte Shopping Co. Ltd.	20,313
7,515	Macquarie Korea Infrastructure Fund	70,620
1,288	Mcnex Co. Ltd.	31,448
226	Medy-Tox, Inc.	21,442
377	MegaStudyEdu Co. Ltd.	13,923
7,186	Meritz Financial Group, Inc.	58,564
4,743	Meritz Fire & Marine Insurance Co. Ltd.	53,913
41,376	Meritz Securities Co. Ltd.	111,042
2,704	MiCo Ltd.	19,973
47,998	Mirae Asset Daewoo Co. Ltd.	220,993
258	Miwon Commercial Co. Ltd.	13,065
5,297	Moorim P&P Co. Ltd.	14,716
434	NeoPharm Co. Ltd.	11,006
708	Neowiz(a)	10,082
3,085	NEPES Corp.	73,678
7,239	Nexen Corp.	27,983
15,622	NH Investment & Securities Co. Ltd.	124,238
1,051	NHN KCP Corp.	33,338
2,870	NICE Holdings Co. Ltd.	46,873
1,136	Nice Information & Telecommunication, Inc.	27,597
3,006	NICE Information Service Co. Ltd.	43,297
302	NongShim Co. Ltd.	73,241
2,740	NPC	8,253
42,716	OCI Co. Ltd.(a)	1,400,553
3,642	OPTRON-TEC, Inc.	14,407
3,648	Orion Corp.	42,215
53	Ottogi Corp.	23,706
4,424	Paik Kwang Industrial Co. Ltd.	10,076
15,220	Pan Ocean Co. Ltd.(a)	43,032
1,952	Paradise Co. Ltd.	25,232
4,914	Partron Co. Ltd.	32,425
162	Pearl Abyss Corp.(a)	25,567
3,408	Pharmicell Co. Ltd.(a)	53,143
2,784	Poongsan Corp.	48,325
776	POSCO Chemical Co. Ltd.	32,990
3,983	Posco International Corp.	46,418
4,870	Power Logics Co. Ltd.	27,459
2,046	Protec Co. Ltd.	23,928
3,374	PSK, Inc.	51,920
1,800	Pulmuone Co. Ltd.	17,875
1,772	S&T Motiv Co. Ltd.	52,210
4,515	S-1 Corp.	320,528
393	Sajo Industries Co. Ltd.	10,289
821	Sajodaerim Corp.	9,669
851	Sam Chun Dang Pharm Co. Ltd.	21,477
5,492	Samick Musical Instruments Co. Ltd.	6,581
Shares		Value
SOUTH KOREA (continued)
1,859	Samick THK Co. Ltd.	$17,622
2,847	Samji Electronics Co. Ltd.	21,239
3,371	Samsung Card Co. Ltd.	82,999
335,177	Samsung Engineering Co. Ltd.(a)	3,163,474
26,630	Samsung SDS Co. Ltd.	3,551,541
7,839	Samsung Securities Co. Ltd.	193,651
15,416	SAMT Co. Ltd.	25,051
535	Samwha Capacitor Co. Ltd.	21,339
426	Samyang Foods Co. Ltd.	35,312
10,329	Savezone I&C Corp.	19,497
12,045	S-Connect Co. Ltd.(a)	20,315
1,369	Seegene, Inc.	104,379
1,713	SFA Engineering Corp.	49,136
1,034	SFA Semicon Co. Ltd.(a)	4,489
273	Shindaeyang Paper Co. Ltd.	13,667
139	Shinsegae International, Inc.	24,869
940	Shinsegae, Inc.	204,440
9,563	Shinsung E&G Energy Co. Ltd.(a)	6,891
806	Silicon Works Co. Ltd.	19,944
3,772	SIMMTECH Co. Ltd.	29,564
642	SK Bioland Co. Ltd.	12,619
651	SK Chemicals Co. Ltd.	41,514
1,966	SK Discovery Co. Ltd.	40,661
605	SK Gas Ltd.	37,935
23,437	SK Innovation Co. Ltd.	1,890,810
332	SK Materials Co. Ltd.	42,915
500,344	SK Networks Co. Ltd.	2,217,455
2,802	SKC Co. Ltd.	113,947
1,591	SKCKOLONPI, Inc.	42,829
2,440	SL Corp.	26,534
602	SM Entertainment Co. Ltd.(a)	13,686
4,340	Solid, Inc.(a)	20,338
2,175	Songwon Industrial Co. Ltd.	25,705
1,433	Soulbrain Co. Ltd.	85,854
4,928	Ssangyong Cement Industrial Co. Ltd.	20,708
1,302	Suheung Co. Ltd.	47,231
766	Sun Kwang Co. Ltd.	9,147
2,957	Sungshin Cement Co. Ltd.	19,002
67	Suprema, Inc.(a)	1,883
4,680	Synopex, Inc.(a)	10,198
2,784	Systems Technology, Inc.	36,786
3,467	Tae Kyung Industrial Co. Ltd.	13,089
5,742	Taeyoung Engineering & Construction Co. Ltd.	67,861
4,737	Tailim Packaging Co. Ltd.	15,259
2,118	TechWing, Inc.	26,509
2,038	TES Co Ltd.	33,452
5,795	TK Chemical Corp.(a)	10,344
753	Tokai Carbon Korea Co. Ltd.	44,496
4,967	Top Engineering Co. Ltd.	36,892
1,855	Toptec Co. Ltd.	31,134
4,916	Tovis Co. Ltd.	28,686
1,046	Unid Co. Ltd.	37,086

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
4,676	Union Semiconductor Equipment & Materials Co. Ltd.	$19,073
2,607	UniTest, Inc.	27,494
754	Vieworks Co. Ltd.	21,782
1,082	Vitzrocell Co. Ltd.	12,388
1,434	Webzen Inc(a)	19,595
696	Whanin Pharmaceutical Co. Ltd.	8,454
2,988	WONIK IPS Co. Ltd.(a)	68,296
1,325	Wonik QnC Corp.(a)	13,919
246,475	Woori Financial Group, Inc.	1,707,291
19,800	Woori Investment Bank Co Ltd.(a)	9,441
2,162	Youlchon Chemical Co. Ltd.	26,705
49	Young Poong Corp.	20,952
3,091	Youngone Corp.	68,875
764	Youngone Holdings Co. Ltd.	25,739
1,295	Yuhan Corp.	50,112
3,045	Yuyang DNU Co. Ltd.(a)(b)	3,049
		51,530,124
SPAIN — 0.3%
13,957	Acciona SA	1,382,654
1,513	ACS Actividades de Construccion y Servicios SA	37,753
929	Alantra Partners SA	11,657
370,835	Almirall SA	4,795,298
361,443	Applus Services SA	2,376,533
2,752	Azkoyen SA	17,492
180,891	Banco de Sabadell SA	74,951
24,833	Bankinter SA	102,431
6,859	Bolsas y Mercados Espanoles SHMSF SA	250,148
20,024	Caja de Ahorros del Mediterraneo(a)(b)	0
23,251	Cellnex Telecom SA	1,217,930
32,327	Cia de Distribucion Integral Logista Holdings SA	576,022
2,586	CIE Automotive SA	45,314
2,513	Construcciones y Auxiliar de Ferrocarriles SA	86,059
5,852	Ebro Foods SA	124,411
43,812	EDP Renovaveis SA	537,730
34,308	eDreams ODIGEO SA(a)	80,645
11,227	Elecnor SA	102,608
35,161	Enagas SA	820,332
21,838	Ence Energia y Celulosa SA	70,119
16,697	Ercros SA	47,116
27,742	Euskaltel SA	221,321
78,709	Faes Farma SA	344,583
2,298	Fluidra SA(a)	25,686
7,912	Fomento de Construcciones y Contratas SA	75,172
16,826	Grupo Catalana Occidente SA	325,999
1,924	Iberpapel Gestion SA	44,066
3,282	Indra Sistemas SA(a)	28,287
Shares		Value
SPAIN (continued)
5,814	Inmobiliaria Colonial Socimi SA REIT	$56,067
5,335	Laboratorios Farmaceuticos Rovi SA	151,421
2,908	Masmovil Ibercom SA(a)	54,939
320,579	Mediaset Espana Comunicacion SA	1,150,182
2,815	Miquel y Costas & Miquel SA	35,661
711,794	Pharma Mar SA(a)	4,251,123
1,765	Prim SA	17,562
12,629	Prosegur Cia de Seguridad SA	27,790
594	Realia Business SA(a)	475
13,619	Red Electrica Corp. SA	239,612
8,560	Sacyr SA	15,984
9,426	Siemens Gamesa Renewable Energy SA	140,172
5,619	Talgo SA(a)	27,217
4,253	Vidrala SA	379,845
7,821	Viscofan SA	500,956
13,229	Zardoya Otis SA	92,056
		20,963,379
SWAZILAND — 0.0%
12,016	PSP Swiss Property AG	1,396,732
5,160	Swiss Prime Site AG	490,207
		1,886,939
SWEDEN — 1.2%
8,404	AcadeMedia AB	43,934
1,972	Addlife AB	62,663
13,163	AddNode Group AB	226,406
6,047	AddTech AB - Class B	165,622
16,626	AF POYRY AB(a)	304,206
75,941	Akelius Residential Property AB(a)	129,324
37,127	Arise AB(a)	132,057
722,700	Arjo AB - B Shares	3,600,277
27,893	Atrium Ljungberg AB - Class B	389,988
183,141	Avanza Bank Holding AB	2,226,444
19,668	Axfood AB	417,726
6,788	Bactiguard Holding AB(a)	100,195
7,305	Beijer Alma AB	70,536
5,582	Beijer Electronics Group AB	21,743
2,374	Beijer Ref AB	49,350
1,616	Bergman & Beving AB	9,525
910	Besqab AB	9,216
135,013	Betsson AB	766,703
418,693	Bilia AB - A Shares	2,826,136
23,063	BillerudKorsnas AB	292,079
5,306	BioGaia AB - Class B	257,531
3,126	Biotage AB	38,964
30,819	Bonava AB - Class B	150,562
8,615	Bravida Holding AB(a)	70,469
248,760	Bredband2 i Skandinavien AB	36,208
5,307	BTS Group AB	107,057
8,004	Bufab AB(a)	63,913

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SWEDEN (continued)
102,626	Bure Equity AB	$1,893,527
4,280	Bygghemma Group First AB(a)	30,842
91,679	Byggmax Group AB(a)	398,453
31,546	Castellum AB	554,400
18,622	Catena AB	592,693
143,686	Clas Ohlson AB - Class B	1,260,016
542,122	Cloetta AB - B Shares(a)	1,254,765
5,671	Coor Service Management Holding AB(a)	37,494
8,322	Corem Property Group AB	15,952
3,910	Corem Property Group AB - Preference Shares	124,245
2,205	Creades AB	113,011
364,842	Dios Fastigheter AB	2,255,089
7,721	Doro AB(a)	25,405
19,013	Duni AB	155,913
5,173	Dustin Group AB	26,301
3,235	Eastnine AB	37,007
4,203	Elanders AB - B Shares	21,520
20,165	Enea AB(a)	275,737
69,143	Eolus Vind AB - B Shares	733,551
5,271	Fagerhult AB	20,531
1,826	Fastator AB(a)	13,963
124,496	Fastighets AB Balder - Class B(a)	4,925,885
9	FastPartner AB	65
9,885	Fingerprint Cards AB - Class B(a)	15,721
28,588	Fortnox AB	656,407
10,429	G5 Entertainment AB	144,210
591,347	Getinge AB - B Shares	11,401,783
20,214	GHP Specialty Care AB(a)	27,641
32,204	Gunnebo AB(a)	57,966
46,115	Haldex AB	170,171
9,633	Hexpol AB(a)	70,354
55,024	HIQ International AB	229,838
2,022	HMS Networks AB(a)	34,945
5,960	Holmen AB - B Shares	174,358
15,135	Hufvudstaden AB - A Shares	194,546
40,801	Humana AB	173,564
6,904	Indutrade AB	222,780
120,422	Instalco AB	1,461,501
178,191	Inwido AB	1,042,037
6,362	JM AB	118,264
75,686	Kinnevik AB - Class B	1,567,142
244,154	Klovern AB - B Shares	331,605
13,208	KNOW IT AB(a)	197,395
220,725	Kungsleden AB	1,692,368
4,026	Lagercrantz Group AB - B Shares	55,712
3,739	Lime Technologies AB	76,116
325,683	Lindab International AB	3,014,563
8,693	Loomis AB - Class B	212,787
12,776	Mekonomen AB(a)	66,789
1,325	Modern Times Group MTG AB - Class B(a)	13,432
Shares		Value
SWEDEN (continued)
8,224	Momentum Group AB - Class B	$74,605
11,990	Mycronic AB	201,806
68,856	NCC AB - Class B	1,062,233
6,608	Nederman Holding AB(a)	73,154
103,547	New Wave Group AB - Class B	317,359
149,438	Nobia AB	561,865
7,202	Nobina AB	39,643
65,723	Nolato AB - B Shares	3,456,020
1,900	Nordic Waterproofing Holding AS	16,593
15,572	NP3 Fastigheter AB	127,376
85,377	Nyfosa AB(a)	527,715
1,084	OEM International AB - B Shares(a)	22,556
95,109	Orexo AB(a)	623,940
27,790	Peab AB	213,217
9,780	Platzer Fastigheter Holding AB - Class B	75,187
304,998	Pricer AB - B Shares	621,520
7,176	Proact IT Group AB	91,946
819,438	Ratos AB - B Shares(a)	1,958,782
31,797	RaySearch Laboratories AB(a)	244,123
249,200	Recipharm AB - B Shares	2,991,207
667	Rejlers AB	6,427
183,986	Rottneros AB	179,729
2,524	Saab AB - Class B(a)	58,600
2,136	Sagax AB - Class B	22,990
28,315	Samhallsbyggnadsbolaget i Norden AB	55,001
76,775	Scandi Standard AB	506,812
5,044	Sdiptech AB - Class B(a)	49,118
6,147	Sectra AB - Class B	264,639
11,101	Semcon AB(a)	62,015
5,989	Sintercast AB	76,860
24,499	SkiStar AB	227,770
32,183	SSAB AB - Class B(a)	75,809
557	Surgical Science Sweden AB(a)	18,955
11,782	Svolder AB- Class B	119,563
4,673	Sweco AB - Class B	160,945
11,583	Systemair AB	164,086
22,961	Tethys Oil AB	118,386
5,104	Thule Group AB	96,004
22,493	Trelleborg AB - B Shares(a)	290,048
2,598	Troax Group AB	30,039
716	VBG Group AB - B Shares(a)	9,908
49,323	Vitrolife AB	902,463
1,459	Volati AB	5,466
179,517	Vostok Emerging Finance Ltd.(a)	43,427
45,232	Vostok New Ventures Ltd.(a)	278,188
3,733	Wallenstam AB - B Shares	38,762
181,709	Wihlborgs Fastigheter AB	2,603,905
		70,525,956
SWITZERLAND — 0.8%
926	51job, Inc. - ADR(a)	55,504

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SWITZERLAND (continued)
19,887	Adecco Group AG	$871,711
1,913	AEVIS VICTORIA SA	26,656
5,284	Allreal Holding AG	982,077
6,094	ALSO Holding AG	1,255,102
128	APG SGA SA	23,525
174,160	Aryzta AG(a)	70,223
48,907	Ascom Holding AG(a)	367,848
661	Autoneum Holding AG(a)	58,242
381	Bachem Holding AG - Class B	89,995
4,095	Baloise Holding AG	613,030
491	Banque Cantonale de Geneve	92,579
736	Banque Cantonale Vaudoise	650,410
81	Barry Callebaut AG	158,769
35	Belimo Holding AG	232,427
473	Bell Food Group AG(a)	120,792
1,462	Bellevue Group AG	32,868
818	Berner Kantonalbank AG	190,676
304	BKW AG	24,629
1,241	Bobst Group SA	61,970
354	Bossard Holding AG - Class A	44,083
1,391	Bucher Industries AG	391,685
88	Burckhardt Compression Holding AG	17,869
232	Burkhalter Holding AG	15,046
1,680	Calida Holding AG	51,692
52,518	Cembra Money Bank AG	4,991,998
1,007	Cicor Technologies Ltd.	39,539
554	Cie Financiere Tradition SA	64,856
4,573	Clariant AG	84,638
186	Coltene Holding AG	12,410
1,821	Comet Holding AG	243,743
124	Conzzeta AG	106,368
184,000	CSPC Pharmaceutical Group Ltd.	365,508
224	Daetwyler Holding AG	38,337
7,989	DKSH Holding AG(a)	451,075
2,512	dormakaba Holding AG	1,255,935
21,697	Dufry AG	706,487
7,762	EFG International AG(a)	48,329
554	Emmi AG	509,089
2,219	Energiedienst Holding AG	70,576
15,400	ENN Energy Holdings Ltd.	174,014
41,190	Evolva Holding SA(a)	9,388
1,137,432	Ferrexpo Plc	1,942,590
2,203	Flughafen Zuerich AG(a)	271,823
264	Forbo Holding AG	353,915
221	Georg Fischer AG	164,734
84	Gurit Holding AG	119,397
24,085	Helvetia Holding AG	2,204,517
3,758	Highlight Communications AG	14,002
20,301	Huber & Suhner AG	1,301,872
12	Hypothekarbank Lenzburg AG(a)	54,204
48,442	Implenia AG	1,971,305
125	Inficon Holding AG	84,305
21	Interroll Holding AG	39,901
Shares		Value
SWITZERLAND (continued)
519	Intershop Holding AG	$266,960
1,339	Investis Holding SA	113,751
28,196	IWG Plc	84,520
12,009	Julius Baer Group Ltd.	470,780
719	Jungfraubahn Holding AG	98,325
837	Kardex AG	120,531
135	Komax Holding AG(a)	19,594
1,955	Lastminute.com NV(a)	43,343
34	LEM Holding SA	44,030
793	Leonteq AG	28,590
33,099	Logitech International SA	1,594,856
777	Luzerner Kantonalbank AG	315,549
120	Metall Zug AG - Class B	226,884
3,411	Mobilezone Holding AG	30,037
1,595	Mobimo Holding AG	437,892
12,290	Molecular Partners AG(a)	267,382
13,248	OC Oerlikon Corp AG	99,231
478	Orell Fuessli Holding AG	45,856
514	Orior AG	42,760
833	Peach Property Group AG(a)	30,377
355	Phoenix Mecano AG	135,711
261	Plazza AG	75,441
2,912	Rieter Holding AG	283,281
154	Romande Energie Holding SA	167,521
193	Schweiter Technologies AG	190,951
810	SFS Group AG	64,238
3,732	Siegfried Holding AG	1,705,063
557	Sonova Holding AG	100,580
507	St. Galler Kantonalbank AG	218,505
324	Straumann Holding AG	245,841
404	Sulzer AG	28,587
20,800	Sunny Optical Technology Group Co. Ltd.	295,399
3,811	Sunrise Communications Group AG	305,196
5,380	Swatch Group AG (The)	209,459
1,992	Swatch Group AG (The)	398,606
2,142	Swiss Life Holding AG	758,715
3,070	Swissquote Group Holding SA	198,783
73,360	Temenos AG	9,545,730
235	Thurgauer Kantonalbank	25,198
846	TX Group AG	56,356
5,559	u-blox Holding AG(a)	389,029
2,697	Valiant Holding AG	260,689
385	Valora Holding AG(a)	68,764
694	VAT Group AG	114,462
478	Vaudoise Assurances Holding SA	232,748
71	Vetropack Holding AG	209,635
1,506	Vifor Pharma AG	226,310
17,165	Vontobel Holding AG	890,926
5,775	VZ Holding AG	403,846
11	Warteck Invest AG	23,476
14,216	Zehnder Group AG	556,710
73	Zug Estates Holding AG - B Shares	145,962

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
SWITZERLAND (continued)
29	Zuger Kantonalbank AG	$189,277
		47,296,506
TAIWAN — 1.4%
24,000	Accton Technology Corp.	175,542
5,536,878	Acer, Inc.	3,100,197
5,050	Acter Group Corp. Ltd.	36,343
7,025	Actron Technology Corp.	20,766
3,000	Advanced Ceramic X Corp.	31,678
22,000	Advanced International Multitech Co. Ltd.	24,377
15,794	Advanced Wireless Semiconductor Co.	48,121
24,373	Advancetek Enterprise Co. Ltd.	14,262
19,000	Aerospace Industrial Development Corp.	18,338
3,916	Airtac International Group	76,249
9,000	Alchip Technologies Ltd.	88,982
22,000	Ambassador Hotel (The)	20,012
22,000	Ampire Co. Ltd.	15,462
9,099	Anpec Electronics Corp.	20,807
26,000	APCB, Inc.	19,279
24,161	Apex International Co. Ltd.	45,744
62,872	Ardentec Corp.	55,712
10,000	Asia Optical Co., Inc.	24,414
30,100	Asia Vital Components Co. Ltd.	41,299
2,208	ASMedia Technology, Inc.	62,223
2,000	ASPEED Technology, Inc.	80,036
11,000	Aten International Co. Ltd.	33,958
9,272,000	AU Optronics Corp.	2,463,262
24,800	Audix Corp.	33,902
58,171	Bank of Kaohsiung Co. Ltd.	18,701
18,000	BenQ Materials Corp.	10,381
88,350	BES Engineering Corp.	21,154
10,000	Brighton-Best International Taiwan, Inc.	8,676
13,000	C Sun Manufacturing Ltd.	12,394
11,426	Capital Futures Corp.	15,139
191,955	Capital Securities Corp.	63,390
35,479	Career Technology Manufacturing Co. Ltd.	33,944
16,000	Casetek Holdings Ltd.	25,208
34,300	Cathay Real Estate Development Co. Ltd.	22,839
26,519	Center Laboratories, Inc.	42,985
20,748	Central Reinsurance Co. Ltd.	12,803
34,975	ChainQui Construction Development Co. Ltd.	25,052
1,730	Chang Wah Electromaterials, Inc.	9,396
21,000	Channel Well Technology Co. Ltd.	16,525
13,185	Charoen Pokphand Enterprise	27,978
3,000	Chaun-Choung Technology Corp.	25,272
14,000	CHC Healthcare Group	16,949
50,920	Cheng Loong Corp.	36,302
Shares		Value
TAIWAN (continued)
1,328,559	Cheng Shin Rubber Industry Co. Ltd.	$1,543,615
39,797	Cheng Uei Precision Industry Co. Ltd.	51,458
25,277	Chicony Electronics Co. Ltd.	71,743
12,300	Chicony Power Technology Co. Ltd.	24,239
7,961	Chilisin Electronics Corp.	28,378
357,744	China Airlines Ltd.	99,251
105,000	China Bills Finance Corp.	51,729
21,000	China Chemical & Pharmaceutical Co. Ltd.	14,972
78,672	China General Plastics Corp.	48,151
156,584	China Life Insurance Co. Ltd/Taiwan(a)	107,947
33,077	China Metal Products	28,142
3,919,650	China Petrochemical Development Corp.	1,066,365
6,114	China Steel Chemical Corp.	21,589
31,360	China Wire & Cable Co. Ltd.	29,265
21,000	Chinese Maritime Transport Ltd.	17,655
42,883	Chin-Poon Industrial Co. Ltd.	37,206
54,000	Chipbond Technology Corp.	102,783
53,000	ChipMOS Technologies, Inc.	54,717
25,000	Chong Hong Construction Co. Ltd.	69,275
10,876	Chroma ATE, Inc.	50,839
64,000	Chun YU Works & Co. Ltd.	37,234
124,779	Chun Yuan Steel	39,654
132,000	Chung Hung Steel Corp.	34,757
73,779	Chung Hwa Pulp Corp.	18,906
22,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	18,824
7,000	Cleanaway Co. Ltd.	36,723
117,498	CMC Magnetics Corp.(a)	31,136
4,774,000	Compal Electronics, Inc.	3,066,380
135,000	Compeq Manufacturing Co. Ltd.	181,368
3,391	Concraft Holding Co. Ltd.	14,653
52,200	Coretronic Corp.	56,173
24,000	Co-Tech Development Corp.	32,687
18,838	CTCI Corp.	20,874
1,649	Cub Elecparts, Inc.	8,013
6,000	CyberPower Systems, Inc.	16,888
80,133	Da-Li Development Co. Ltd.	79,091
28,000	Darfon Electronics Corp.	35,122
47,000	Darwin Precisions Corp.	18,571
66,904	D-Link Corp.	27,449
42,000	Dynamic Electronics Co. Ltd.(a)	27,259
13,000	Dynapack International Technology Corp.	31,170
41,000	E Ink Holdings, Inc.	42,742
36,000	Eastern Media International Corp.	16,041
7,620	Eclat Textile Co. Ltd.	76,875

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
TAIWAN (continued)
3,000	Egis Technology, Inc.	$19,320
9,924	Elan Microelectronics Corp.	32,205
7,000	E-LIFE MALL Corp.	15,795
22,809	Elite Advanced Laser Corp.	54,460
14,967	Elite Material Co. Ltd.	65,432
37,000	Elite Semiconductor Memory Technology, Inc.	51,015
3,000	eMemory Technology, Inc.	28,500
98,000	EnTie Commercial Bank Co. Ltd.	48,281
91,015	Epistar Corp.	117,532
71,975	Eternal Materials Co. Ltd.	64,746
1,590,679	Eva Airways Corp.	615,163
54,120	Everest Textile Co. Ltd.(a)	13,814
84,000	Evergreen International Storage & Transport Corp.	37,288
7,641,470	Evergreen Marine Corp. Taiwan Ltd.(a)	2,852,397
68,342	Everlight Chemical Industrial Corp.	32,405
759,000	Everlight Electronics Co. Ltd.	832,089
8,608	Excelsior Medical Co. Ltd.	15,603
146,062	Far Eastern Department Stores Ltd.	113,219
315,205	Far Eastern International Bank	112,889
25,478	Faraday Technology Corp.	37,142
12,000	Farglory Land Development Co. Ltd.	17,352
69,255	Federal Corp.(a)	38,311
46,320	Feng Hsin Steel Co. Ltd.	81,311
6,000	Feng TAY Enterprise Co. Ltd.	34,503
61,000	First Insurance Co. Ltd. (The)	28,924
129,859	First Steamship Co. Ltd.	44,980
34,049	FLEXium Interconnect, Inc.	124,235
9,955	Flytech Technology Co. Ltd.	22,899
24,000	Focaltech Systems Co. Ltd.	25,988
9,995	Formosa Laboratories, Inc.	16,907
31,203	Formosa Oilseed Processing Co. Ltd.	40,818
5,000	Formosa Sumco Technology Corp.	24,969
48,251	Formosan Union Chemical	20,607
33,000	Fortune Electric Co. Ltd.	29,519
7,127	Foxsemicon Integrated Technology, Inc.	39,546
12,369	Fulgent Sun International Holding Co. Ltd.	40,514
42,420	Fulltech Fiber Glass Corp.	15,193
106,466	Fwusow Industry Co. Ltd.	66,952
11,000	Gamania Digital Entertainment Co. Ltd.	19,569
40,000	Gemtek Technology Corp.(a)	27,979
11,000	General Interface Solution Holding Ltd.	35,364
25,000	Getac Technology Corp.	37,412
13,000	Giant Manufacturing Co. Ltd.	77,598
758,981	Gigabyte Technology Co. Ltd.	1,327,225
Shares		Value
TAIWAN (continued)
2,000	Ginko International Co. Ltd.	$10,627
61,000	Global Brands Manufacture Ltd.	29,232
6,000	Global Unichip Corp.	48,930
25,650	Globe Union Industrial Corp.	11,386
67,880	Gloria Material Technology Corp.	36,866
50,000	Gold Circuit Electronics Ltd.(a)	55,571
49,852	Goldsun Building Materials Co. Ltd.	23,135
18,000	Grand Ocean Retail Group Ltd.	14,830
121,000	Grand Pacific Petrochemical(a)	61,240
4,000	Grape King Bio Ltd.	26,634
25,000	Great China Metal Industry	17,865
26,000	Great Taipei Gas Co. Ltd.	26,493
43,188	Great Wall Enterprise Co. Ltd.	60,200
44,000	Greatek Electonics, Inc.	67,325
7,507,000	HannStar Display Corp.	1,595,488
134,498	HannsTouch Solution, Inc.(a)	50,431
53,000	Hey Song Corp.	57,747
50,666	Highwealth Construction Corp.	74,372
12,065	Hitron Technology, Inc.	8,135
9,790	Hiwin Technologies Corp.	94,817
105,530	Ho Tung Chemical Corp.	26,297
10,000	Holiday Entertainment Co. Ltd.	21,354
13,000	Holtek Semiconductor, Inc.	28,985
17,105	Holy Stone Enterprise Co. Ltd.	71,615
19,514	Hong Pu Real Estate Development Co. Ltd.	14,404
10,624	Hota Industrial Manufacturing Co. Ltd.	34,084
51,435	Hsing TA Cement Co.	30,443
1,006,000	HTC Corp.	1,014,914
5,000	Hu Lane Associate, Inc.	12,106
13,479	Huaku Development Co. Ltd.	41,385
8,000	Huang Hsiang Construction Corp.	9,039
21,000	Hung Ching Development & Construction Co. Ltd.	14,371
71,360	Hung Sheng Construction Ltd.	42,475
42,830	Hwa Fong Rubber Industrial Co. Ltd.(a)	17,572
132,310	IBF Financial Holdings Co. Ltd.	48,721
34,341	Ichia Technologies, Inc.	15,533
9,908	Innodisk Corp.	62,307
10,255,000	Innolux Corp.	2,255,400
1,609,872	International CSRC Investment Holdings Co.	1,142,310
3,000	International Games System Co. Ltd.	56,294
3,956,155	Inventec Corp.	3,126,449
20,505	ITEQ Corp.	99,986
150,682	Jih Sun Financial Holdings Co. Ltd.	47,784
30,000	KEE TAI Properties Co. Ltd.	9,846
66,682	Kenda Rubber Industrial Co. Ltd.	59,537
16,000	Kerry TJ Logistics Co. Ltd.	22,034

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
TAIWAN (continued)
34,000	Kindom Construction Corp.	$29,956
10,720	King Chou Marine Technology Co. Ltd.	10,977
4,000	King Slide Works Co. Ltd.	41,767
157,184	King Yuan Electronics Co. Ltd.	190,292
5,000	Kingpak Technology, Inc.	24,381
108,185	King’s Town Bank Co. Ltd.	116,238
13,000	Kinik Co.	25,750
181,343	Kinpo Electronics	79,583
44,000	Kinsus Interconnect Technology Corp.	78,126
4,000	KMC Kuei Meng International, Inc.	11,568
15,000	KS Terminals, Inc.	19,345
6,000	Kung Long Batteries Industrial Co. Ltd.	29,358
38,523	Kuo Toong International Co. Ltd.	22,412
30,799	Kwong Fong Industries Corp.	11,238
7,000	Kwong Lung Enterprise Co. Ltd.	9,651
39,000	L&K Engineering Co. Ltd.	33,706
3,000	Land Mark Optoelectronics Corp.	28,349
56,714	Lealea Enterprise Co. Ltd.	13,618
9,000	Lelon Electronics Corp.	12,212
20,000	Lextar Electronics Corp.	11,837
26,000	Li Cheng Enterprise Co. Ltd.	28,241
50,788	Li Peng Enterprise Co. Ltd.	10,435
36,649	Lien Hwa Industrial Corp.	53,119
50,000	Lingsen Precision Industries Ltd.	16,798
12,882	Lite-On Semiconductor Corp.	17,891
99,000	Lite-On Technology Corp.	154,810
283,560	Longchen Paper & Packaging Co. Ltd.	127,779
15,000	Longwell Co.	31,729
723	Lotes Co. Ltd.	8,145
12,545	Lumax International Corp. Ltd.	27,422
8,000	Lung Yen Life Service Corp.	15,066
9,000	Macauto Industrial CO Ltd.	20,823
2,000	Machvision, Inc.	22,699
186,000	Macronix International	225,803
6,523	Makalot Industrial Co. Ltd.	27,968
11,000	Materials Analysis Technology, Inc.	28,077
550,000	MediaTek, Inc.	7,675,752
57,039	Mercuries & Associates Holding Ltd.	42,199
65,280	Mercuries Life Insurance Co. Ltd.(a)	21,097
5,000	Merida Industry Co. Ltd.	25,810
12,285	Merry Electronics Co. Ltd.	57,838
36,404	Micro-Star International Co. Ltd.	113,852
18,036	Mirle Automation Corp.	20,349
9,000	MPI Corp.	20,097
Shares		Value
TAIWAN (continued)
4,000	Nak Sealing Technologies Corp.	$8,945
10,000	Namchow Holdings Co. Ltd.	15,234
21,590	Nan Kang Rubber Tire Co. Ltd.	29,260
26,405	Nantex Industry Co. Ltd.	26,861
21,000	National Petroleum Co. Ltd.	30,967
12,426	Nichidenbo Corp.	20,517
6,000	Nien Made Enterprise Co. Ltd.	46,408
16,000	Novatek Microelectronics Corp.	100,348
46,826	OptoTech Corp.	33,935
52,000	Orient Semiconductor Electronics Ltd.(a)	21,596
36,500	Oriental Union Chemical Corp.	20,744
23,094	Paiho Shih Holdings Corp.	24,075
32,807	Pan Jit International, Inc.	27,085
51,000	Pan-International Industrial Corp.	32,672
7,000	PChome Online, Inc.(a)	23,211
1,089,000	Pegatron Corp.	2,420,692
5,128	Pharmally International Holding Co. Ltd.	28,281
6,000	Phison Electronics Corp.	57,808
6,000	Pixart Imaging, Inc.	35,613
24,000	Plotech Co. Ltd.	14,931
209,000	Pou Chen Corp.	198,201
284,790	Powertech Technology, Inc.	967,289
3,242	Poya International Co. Ltd.	54,512
155,377	President Securities Corp.	70,278
28,000	Primax Electronics Ltd.	44,350
202,370	Prince Housing & Development Corp.	68,735
121,000	Prodisc Technology, Inc.(a)(b)	0
26,000	Promate Electronic Co. Ltd.	29,072
4,215,520	Qisda Corp.	2,402,874
7,000	QST International Corp.	10,828
700	Qualipoly Chemical Corp.	617
115,309	Quintain Steel Co. Ltd.	24,817
143,505	Radiant Opto-Electronics Corp.	476,798
105,750	Radium Life Tech Co. Ltd.	37,696
589,150	Realtek Semiconductor Corp.	5,101,681
45,771	Rechi Precision Co. Ltd.	26,321
15,000	Rexon Industrial Corp. Ltd.	36,420
48,616	Rich Development Co. Ltd.	15,237
177,600	Ritek Corp.(a)	30,101
48,000	Roo Hsing Co. Ltd.(a)	15,012
26,640	Ruentex Development Co. Ltd.	39,956
38,000	Ruentex Industries Ltd.	87,536
60,268	Sampo Corp.	39,116
27,113	San Fang Chemical Industry Co. Ltd.	21,563
29,000	San Far Property Ltd.	16,384
48,080	Sanyang Motor Co. Ltd.	32,014
7,000	SCI Pharmtech, Inc.	31,426
8,000	SDI Corp.	13,048
21,000	Sercomm Corp.	52,895
28,007	Sesoda Corp.	22,887

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
TAIWAN (continued)
9,000	Shan-Loong Transportation Co. Ltd.	$8,913
16,144,352	Shin Kong Financial Holding Co. Ltd.	4,636,483
11,000	Shin Zu Shing Co. Ltd.	48,829
37,109	Shining Building Business Co. Ltd.(a)	11,369
42,000	Shinkong Insurance Co. Ltd.	52,047
33,000	Shinkong Textile Co. Ltd.	45,666
5,000	Shiny Chemical Industrial Co. Ltd.	16,024
63,982	Sigurd Microelectronics Corp.	78,750
9,200	Simplo Technology Co. Ltd.	96,528
9,364	Sinbon Electronics Co. Ltd.	46,133
10,961	Sino-American Electronic Co. Ltd.(a)(b)	0
47,000	Sino-American Silicon Products, Inc.	140,827
83,000	Sinon Corp.	52,614
11,000	Sinyi Realty, Inc.	9,766
36,000	Siward Crystal Technology Co. Ltd.	24,334
99,616	Solar Applied Materials Technology Co.(a)	64,989
117,000	Southeast Cement Co. Ltd.	63,346
3,000	St Shine Optical Co. Ltd.	35,361
15,762	Standard Foods Corp.	35,673
6,000	Sunny Friend Environmental Technology Co. Ltd.	52,057
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	29,001
46,245	Supreme Electronics Co. Ltd.	52,409
71,965	Sweeten Real Estate Development Co. Ltd.	49,007
3,750	Syncmold Enterprise Corp.	9,887
85,550	Synnex Technology International Corp.	114,790
12,000	Systex Corp.	32,808
94,088	TA Chen Stainless Pipe Co.	84,322
70,720	Ta Ya Electric Wire & Cable	23,425
13,696	TA-I Technology Co. Ltd.	37,077
819,821	Taichung Commercial Bank Co. Ltd.	315,671
4,500	TaiDoc Technology Corp.	28,828
28,580	Taiflex Scientific Co. Ltd.	44,932
475,045	Tainan Spinning Co. Ltd.	146,173
507,117	Taiwan Business Bank	185,033
25,000	Taiwan Cogeneration Corp.	27,786
2,000	Taiwan FamilyMart Co. Ltd/Taiwan	14,931
35,320	Taiwan Fire & Marine Insurance Co. Ltd.	23,458
24,000	Taiwan FU Hsing Industrial Co. Ltd.	32,243
104,919	Taiwan Glass Industrial Corp.	31,613
32,081	Taiwan Hon Chuan Enterprise Co. Ltd.	58,797
Shares		Value
TAIWAN (continued)
74,324	Taiwan Land Development Corp.(a)	$17,296
471	Taiwan Line Tek Electronic	413
49,544	Taiwan Navigation Co. Ltd.	26,824
11,032	Taiwan Paiho Ltd.	25,598
36,000	Taiwan PCB Techvest Co. Ltd.	40,919
8,000	Taiwan Sakura Corp.	12,725
14,408	Taiwan Secom Co. Ltd.	42,686
16,000	Taiwan Semiconductor Co. Ltd.	20,608
62,500	Taiwan Styrene Monomer	35,625
23,875	Taiwan Surface Mounting Technology Corp.	72,661
51,469	Taiwan TEA Corp.	24,664
8,000	Taiwan Union Technology Corp.	36,588
41,000	Tatung Co. Ltd.(a)	29,644
9,117	TCI Co. Ltd.	70,670
118,000	Teco Electric and Machinery Co. Ltd.	106,546
4,400	Tehmag Foods Corp.	31,443
18,000	Test Research, Inc.	31,416
11,000	Thinking Electronic Industrial Co. Ltd.	31,184
56,100	Ton Yi Industrial Corp.	17,338
8,000	Tong Hsing Electronic Industries Ltd.	32,956
55,834	Tong Yang Industry Co. Ltd.	67,501
11,921	TOPBI International Holdings Ltd.	28,142
12,160	Topco Scientific Co. Ltd.	42,119
5,624	Topco Technologies Corp.	12,445
6,000	Topkey Corp.	22,397
33,344	Topoint Technology Co. Ltd.	21,866
42,000	TPK Holding Co. Ltd.(a)	59,392
8,137	Transcend Information, Inc.	19,319
29,000	Tripod Technology Corp.	103,862
2,200	TSC Auto ID Technology Co. Ltd.	15,056
6,000	Ttet Union Corp.	23,809
7,000	TTY Biopharm Co. Ltd.	16,713
116,315	Tung Ho Steel Enterprise Corp.	90,356
35,815	TXC Corp.	77,925
56,000	TYC Brother Industrial Co. Ltd.	45,856
23,000	U-Ming Marine Transport Corp.	22,856
3,099,000	Unimicron Technology Corp.	4,465,628
327,952	Union Bank Of Taiwan(a)	118,006
94,757	Unitech Printed Circuit Board Corp.	72,494
8,000	United Integrated Services Co. Ltd.	50,981
15,151,646	United Microelectronics Corp.	7,923,195
104,767	United Renewable Energy Co. Ltd/Taiwan(a)	18,602
156,780	Universal Cement Corp.	92,793
10,162	Universal Microwave Technology, Inc.	25,698
134,734	UPC Technology Corp.	45,309

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
TAIWAN (continued)
159,297	USI Corp.	$66,694
12,000	Utechzone Co. Ltd.	19,854
39,000	Vanguard International Semiconductor Corp.	91,675
39,800	Ve Wong Corp.	37,074
16,000	Visual Photonics Epitaxy Co. Ltd.	47,780
3,150	Voltronic Power Technology Corp.	75,211
19,000	Wafer Works Corp.	20,894
17,000	Wah Lee Industrial Corp.	31,100
322,000	Walsin Lihwa Corp.	142,394
15,000	Walsin Technology Corp.	107,444
81,000	Walton Advanced Engineering, Inc.	28,601
60,300	Wan Hai Lines Ltd.	34,270
43,000	Wei Chuan Foods Corp.	31,596
39,865	Weikeng Industrial Co. Ltd.	20,109
11,000	Well Shin Technology Co. Ltd.	16,572
24,460	Win Semiconductors Corp.	221,268
464,472	Winbond Electronics Corp.	218,674
44,673	Wintek Corp.(a)(b)	515
83,646	Wisdom Marine Lines Co. Ltd.	70,745
4,565,512	Wistron Corp.	4,337,286
18,995	Wistron NeWeb Corp.	39,860
9,000	Wowprime Corp.	20,339
76,235	WPG Holdings Co. Ltd.	99,856
21,635	WT Microelectronics Co. Ltd.	28,047
7,204	Xxentria Technology Materials Corp.	13,155
7,000	Yageo Corp.	92,042
292,124	Yang Ming Marine Transport Corp.(a)	66,507
77,084	YC INOX Co. Ltd.	61,954
10,907	YeaShin International Development Co. Ltd.	5,539
110,713	Yem Chio Co. Ltd.	41,327
12,000	Yeong Guan Energy Technology Group Co. Ltd.(a)	24,979
179,624	YFY, Inc.	77,319
125,035	Yieh Phui Enterprise Co. Ltd.	37,549
13,000	Yonyu Plastics Co. Ltd.	14,361
23,110	Youngtek Electronics Corp.	39,402
11,000	Yulon Finance Corp.	37,361
119,000	Yulon Motor Co. Ltd.	69,632
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	32,297
4,000	Zeng Hsing Industrial Co. Ltd.	17,554
53,000	Zhen Ding Technology Holding Ltd.	192,491
23,000	Zinwell Corp.	12,375
		82,855,237
THAILAND — 0.2%
80,900	Bangchak Corp. Public Co. Ltd. - FOR	46,257
Shares		Value
THAILAND (continued)
67,100	Bangkok Chain Hospital Public Co. Ltd. - FOR	$28,412
25,300	Bangkok Insurance Public Co. Ltd. - FOR	185,322
1,118,900	Bangkok Land Public Co. Ltd. - FOR	37,003
14,300	Bumrungrad Hospital Public Co. Ltd. - FOR	51,932
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	30,990
17,100	Central Plaza Hotel Public Co. Ltd. - FOR(a)	11,416
48,222	CH Karnchang Public Co. Ltd. - FOR	25,486
101,400	Chularat Hospital Public Co. Ltd. - FOR	7,710
19,600	Com7 Public Co. Ltd. - FOR	13,024
49,000	Dhipaya Insurance Public Co. Ltd. - FOR	33,772
104,100	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	32,174
117,700	Esso Thailand Public Co. Ltd. - FOR	19,644
31,100	GFPT Public Co. Ltd. - FOR	10,958
22,018	Global Power Synergy Public Co. Ltd. - FOR	47,976
5,000	Haad Thip Public Co. Ltd. - FOR	2,843
28,400	Hana Microelectronics Public Co. Ltd. - FOR	25,455
148,800	Ichitan Group Public Co. Ltd. - FOR	26,904
21,921,107	IRPC Public Co. Ltd. - FOR	1,815,749
5,002,000	Italian-Thai Development Public Co. Ltd. - FOR	210,253
183,800	Jasmine International Public Co. Ltd. - FOR	22,496
26,200	KCE Electronics Public Co. Ltd.- FOR	14,171
178,900	KGI Securities Thailand Public Co. Ltd. - FOR(a)	21,343
79,666	Khon Kaen Sugar Industry Public Co. Ltd. - FOR	4,826
18,500	Kiatnakin Bank Public Co. Ltd. - FOR	24,158
32,400	Krungthai Card Public Co. Ltd. - FOR	34,047
51,900	Major Cineplex Group Public Co. Ltd. - FOR	23,259
158,600	MBK Public Co. Ltd. - FOR	77,940
28,500	Mega Lifesciences Public Co. Ltd. - FOR	25,545
16,000	MK Restaurants Group Public Co. Ltd. - FOR	27,198
26,500	Muangthai Capital Public Co. Ltd. - FOR(a)	38,904

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
THAILAND (continued)
82,500	Polyplex Thailand Public Co. Ltd. - FOR	$35,698
86,300	Pruksa Holding Public Co. Ltd. - FOR	29,073
75,400	PTG Energy Public Co. Ltd. - FOR	32,159
2,685,958	PTT Global Chemical Public Co. Ltd. - FOR	3,133,825
368,831	Quality Houses Public Co. Ltd. - FOR	23,711
13,400	Ratch Group Public Co. Ltd. - FOR	27,541
139,968	Ratchthani Leasing Public Co. Ltd. - FOR	17,131
159,700	Rojana Industrial Park Public Co. Ltd. - FOR	20,731
92,900	Samart Telcoms Public Co. Ltd. - FOR	16,653
476,076	SC Asset Corp. Public Co. Ltd. - FOR	29,428
8,420	Siam City Cement Public Co. Ltd. - FOR	31,098
154,369	Siam Future Development Public Co. Ltd. - FOR	22,424
39,914	Siam Global House Public Co. Ltd - FOR	16,654
60,400	Siamgas & Petrochemicals Public Co. Ltd. - FOR	15,308
69,700	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	33,391
60,800	SPCG Public Co. Ltd. - FOR	32,697
62,860	Sri Trang Agro-Industry Public Co. Ltd. - FOR	25,257
16,462	Srisawad Corp. Public Co. Ltd. - FOR	27,348
78,275	Supalai Public Co. Ltd. - FOR	36,047
15,000	Thai Central Chemical Public Co. Ltd. - FOR	9,458
2,602,783	Thai Oil Public Co. Ltd. - FOR	3,298,226
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	47,078
128,300	Thai Union Group Public Co. Ltd. - FOR	51,947
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	38,694
122,200	Thaifoods Group Public Co. Ltd. - FOR	14,428
95,200	Thanachart Capital Public Co. Ltd. - FOR	108,132
17,300	Thitikorn Public Co. Ltd. - FOR	4,759
26,000	Tisco Financial Group Public Co. Ltd. - FOR	59,064
2,534,674	TMB Bank Public Co. Ltd. - FOR	75,206
42,800	Total Access Communication Public Co. Ltd. - FOR	55,889
Shares		Value
THAILAND (continued)
390,200	TPI Polene Public Co. Ltd. - FOR	$14,472
1,106,100	True Corp. PCL - FOR	114,182
71,300	Unique Engineering & Construction Public Co. Ltd. - FOR	13,553
91,900	Vanachai Group Public Co. Ltd. - FOR(a)	5,596
85,400	Vibhavadi Medical Center Public Co. Ltd. - FOR	4,355
46,300	Vinythai Public Co. Ltd. - FOR	32,484
244,400	WHA Corp Public Co. Ltd. - FOR	20,697
		10,551,561
TURKEY — 0.3%
708	Akcansa Cimento AS	850
13,055	Aksa Akrilik Kimya Sanayii AS	11,823
13,561	Anadolu Anonim Turk Sigorta Sirketi	9,817
22,924	Anadolu Cam Sanayii AS	13,480
15,619	Anadolu Efes Biracilik Ve Malt Sanayii AS	41,073
1,332,894	Arcelik AS(a)	3,127,471
20,252	Bera Holding AS(a)	11,184
9,433	Coca-Cola Icecek AS	49,692
2,824,425	Dogan Sirketler Grubu Holding AS	727,372
12,906,677	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(a)	2,308,226
1,930,256	Haci Omer Sabanci Holding AS	2,259,031
12,385	Hektas Ticaret TAS	24,098
44,496	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	14,387
120,787	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	38,191
1,171,005	KOC Holding AS	2,570,029
15,694	Kordsa Teknik Tekstil AS	25,373
2,624	Koza Altin Isletmeleri AS(a)	26,974
948	Otokar Otomotiv Ve Savunma Sanayi AS	16,900
10,253	Pegasus Hava Tasimaciligi AS(a)	77,746
5,065,584	Petkim Petrokimya Holding AS(a)	2,572,834
16,564	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	13,105
24,259	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,343
450,287	Soda Sanayii AS	376,232
143,713	TAV Havalimanlari Holding AS	374,215
7,135	Tofas Turk Otomobil Fabrikasi AS	22,805
45,244	Trakya Cam Sanayii AS	20,908
196,957	Tupras Turkiye Petrol Rafinerileri AS(a)	2,558,652

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
TURKEY (continued)
1,358,391	Turkcell Iletisim Hizmetleri AS	$2,711,146
137,554	Turkiye Sinai Kalkinma Bankasi AS(a)	20,271
68,766	Turkiye Sise ve Cam Fabrikalari AS	47,717
7,755	Ulker Biskuvi Sanayi AS(a)	26,295
1	Vestel Elektonik Sanayi ve Ticaret AS(a)	1
		20,124,241
UKRAINE — 0.0%
2,796	Kernel Holding SA	27,025
UNITED ARAB EMIRATES — 0.0%
12,044	Lamprell Plc(a)	1,820
833	NMC Health Plc	283
		2,103
UNITED KINGDOM — 3.8%
28,584	4imprint Group Plc	676,106
2,179	A.G. Barr Plc	13,544
12,026	accesso Technology Group Plc(a)	34,080
673,862	Adaptimmune Therapeutics Plc - ADR(a)	2,264,176
2,138	Admiral Group Plc	62,742
129,757	Afren Plc(a)(b)	0
234,248	Aggreko Plc	1,354,205
11,180	Alliance Pharma Plc	10,631
7,502	Alpha FX Group Plc	69,448
3,986	Anglo-Eastern Plantations Plc	24,148
449	Aptitude Software Group Plc	2,488
10,408	Argentex Group Plc(a)	18,516
48,664	Arrow Global Group Plc	61,905
335,492	Ashmore Group Plc	1,603,155
112,167	ASOS Plc(a)	3,382,090
52,112	Assura Plc REIT	50,079
20,958	Augean Plc(a)	39,991
17,569	Auto Trader Group Plc	101,501
1,724	Avon Rubber Plc	57,541
27,680	B&M European Value Retail SA	116,023
8,299	Babcock International Group Plc	44,057
21,046	Balfour Beatty Plc	68,813
10,716	Beazley Plc	53,447
9,202	Begbies Traynor Group Plc	12,053
19,160	Bellway Plc	642,632
5,393	Berkeley Group Holdings Plc	284,128
11,689	Biffa Plc	32,389
2,745	Big Yellow Group Plc REIT	37,062
30,624	Bloomsbury Publishing Plc	79,456
30,075	Bodycote Plc	221,026
23,328	boohoo Group Plc(a)	94,902
5,249	Braemar Shipping Services Plc	6,743
9,129	Brewin Dolphin Holdings Plc	31,504
5,998	Britvic Plc	55,336
Shares		Value
UNITED KINGDOM (continued)
4,977	Capital & Counties Properties Plc REIT	$10,425
779	Capital & Regional Plc REIT	997
3,919	CareTech Holdings Plc	20,731
87,391	Carillion Plc(a)(b)	0
95,639	Chemring Group Plc	238,745
42,289	Chesnara Plc	176,832
1,776	City of London Investment Group Plc	6,845
852	Clarkson Plc	26,774
39,197	Clinigen Group Plc	356,440
7,993	Close Brothers Group Plc	109,832
7,207	CLS Holdings Plc	18,699
14,367	CMC Markets Plc	36,281
79,163	Codemasters Group Holdings Plc(a)	274,190
3,269	Cohort Plc	23,674
65,383	Computacenter Plc	1,199,008
47,617	Concentric AB(a)	541,785
21,175	ConvaTec Group Plc	56,647
8,952	Countryside Properties Plc	45,686
851	Cranswick Plc	39,851
170,290	Crest Nicholson Holdings plc	550,782
14,053	CVS Group Plc	161,952
3,863	Daily Mail & General Trust Plc - Class A	34,399
198,118	Dart Group Plc	1,605,715
1,000	Derwent London Plc REIT	39,120
24,646	Devro Plc	49,294
296,767	Dialog Semiconductor Plc(a)	9,349,886
18,588	Dignity Plc	57,124
3,373	Diploma Plc	73,283
139,382	Direct Line Insurance Group Plc	478,376
6,699	DiscoverIE Group Plc	42,018
874,022	Dixons Carphone Plc	854,791
13,351	Domino’s Pizza Group Plc	57,879
2,427,734	Drax Group Plc	6,384,509
148,987	DS Smith Plc	585,275
49,442	Dunelm Group Plc	573,213
28,270	EKF Diagnostics Holdings Plc(a)	13,922
8,781	Electrocomponents Plc	63,925
54,073	Elementis Plc	47,673
99,039	EMIS Group Plc	1,307,264
1,306	Epwin Group Plc	1,350
18,873	Equiniti Group Plc	40,743
6,355	Ergomed Plc(a)	32,417
11,331	Essentra Plc	39,817
115,141	FDM Group Holdings Plc	1,084,745
32,008	Firstgroup Plc(a)	26,950
111,184	Frasers Group Plc(a)	364,092
2,088	Games Workshop Group Plc	158,315
2,073	Gamesys Group Plc(a)	22,898
103,683	GAN Plc(a)	316,023
6,409	Gateley Holdings Plc	12,633

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
214,173	Genus Plc	$9,203,852
114,393	Go-Ahead Group Plc (The)	1,927,753
320	Goodwin Plc	9,028
16,097	Grainger Trust Plc	54,172
73,483	Great Portland Estates Plc, REIT	626,388
403,009	Greggs Plc	9,298,997
495,269	Gulf Keystone Petroleum Ltd.	497,159
3,212	H&T Group Plc	12,541
23,294	Hastings Group Holdings Plc	53,543
28,280	Hays Plc	38,646
84,186	Headlam Group Plc	318,095
3,903	Helical Plc	17,697
14,425	Henry Boot Plc	42,877
2,763	Hill & Smith Holdings Plc	40,159
1,774	Hilton Food Group Plc	25,025
34,354	Hollywood Bowl Group Plc	70,744
7,188	HomeServe Plc	100,944
10,594	Howden Joinery Group Plc	70,078
9,063	Hunting Plc	20,821
34,584	Huntsworth Plc	46,825
60,335	Hyve Group Plc	17,364
31,204	IDOX Plc(a)	15,524
109,350	IG Group Holdings Plc	1,039,140
7,904	IMI Plc	82,378
295,750	Inchcape Plc	1,868,063
273,622	Indivior Plc(a)	169,969
569,252	IntegraFin Holdings Plc	3,552,582
342,175	International Personal Finance Plc	240,911
2,973	iomart Group Plc	11,982
153,092	J D Wetherspoon Plc	1,822,134
208,626	J Sainsbury Plc	520,534
6,818	James Fisher & Sons Plc	116,271
486,425	JD Sports Fashion Plc	3,243,364
15,332	John Laing Group Plc	70,445
17,389	John Wood Group Plc	44,372
127,801	Johnson Service Group Plc	199,918
4,044	Judges Scientific Plc	251,614
33,907	Jupiter Fund Management Plc	93,355
233,638	Just Group Plc(a)	164,347
140,963	Kainos Group Plc	1,242,794
7,187	Keller Group Plc	55,670
41,624	Kingfisher Plc	82,465
4,256	Lancashire Holdings Ltd.	32,806
12,526	Land Securities Group Plc, REIT	104,440
1,719	Liontrust Asset Management Plc	23,166
19,397	LondonMetric Property Plc REIT	47,444
242,240	Lookers Plc	76,580
102,044	M&G Plc	169,973
9,348	Macfarlane Group Plc	9,537
35,034	Man Group Plc - Jersey	58,863
132,261	Marshalls Plc	1,061,959
901,985	Marston’s Plc	428,970
20,113	McBride Plc	14,946
Shares		Value
UNITED KINGDOM (continued)
39,152	Meggitt Plc	$137,728
5,104	Mitchells & Butlers Plc(a)	11,404
2,215	MJ Gleeson Plc	20,979
274,837	Moneysupermarket.com Group Plc	1,099,390
19,952	Morgan Advanced Materials Plc	54,908
14,228	Morgan Sindall Group Plc	230,094
1,709	Mortgage Advice Bureau Holdings Ltd.	12,377
6,132	Motorpoint group Plc	15,060
612	MP Evans Group Plc	4,779
704,884	National Express Group Plc	2,425,461
11,757	NCC Group Plc	24,196
10,296	Ninety One Plc(a)	22,006
18,711	Non-Standard Finance Plc	3,064
484	Norcros Plc	975
2,576,699	Ocado Group Plc(a)	52,071,408
133,728	OneSavings Bank Plc	410,968
23,668	Oxford Instruments Plc	366,063
96,831	Oxford Metrics Plc	121,348
54,713	Pagegroup Plc	259,104
24,081	Paragon Banking Group Plc	101,180
5,827	Patisserie Holdings Plc(a)(b)	0
30,992	PayPoint Plc	258,016
21,209	Pearson Plc	122,825
4,424	Pennon Group Plc	61,069
460,545	Pets at Home Group Plc	1,488,417
341,051	Phoenix Group Holdings Plc	2,581,604
34,213	Polar Capital Holdings Plc	172,364
10,810	Polypipe Group plc	68,008
1,318	Porvair Plc	11,288
53,771	Premier Foods Plc(a)	30,950
19,058	Premier Miton Group Plc	23,643
40,227	Provident Financial Plc	98,038
20,721	PZ Cussons Plc	48,803
13,856	QinetiQ Group Plc	53,053
72,175	Quilter Plc	112,039
154,167	Rank Group Plc	316,113
173,858	Reach Plc	172,113
36,582	Redde Northgate Plc	82,750
653,030	Redrow Plc	3,793,310
3,544	Renew Holdings Plc	20,176
113,503	Renishaw Plc	5,037,779
51,232	Renold Plc(a)	4,920
6,805,666	Rentokil Initial Plc	40,655,533
6,636	Ricardo Plc	32,513
1,386,477	Rightmove Plc	8,689,383
12,337	RM Plc	33,330
28,123	Robert Walters Plc	148,767
10,584	Rotork Plc	33,140
371,633	Royal Mail Plc	779,335
140,011	RPS Group Plc	91,698
31,828	RSA Insurance Group Plc	144,795
84,649	Safestore Holdings Plc REIT	766,561
83,545	Saga Plc	17,088
3,156	Savills Plc	38,358

51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED KINGDOM (continued)
83,815	SDI Group PLC(a)	$55,421
43,704	SDL Plc(a)	271,371
136,199	Senior Plc	111,502
713,260	Serco Group Plc(a)	1,157,070
58,311	Severfield Plc	50,675
1,966	Severn Trent Plc	59,180
2,788	Shaftesbury Plc REIT	21,069
18,626	SIG Plc	5,630
34,774	Signature Aviation Plc	85,734
20,680	Smith & Nephew Plc	405,802
5,851	Smiths Group Plc	91,416
76,799	Softcat Plc	1,093,025
2,121	Spectris Plc	71,246
145,645	Speedy Hire Plc	113,732
2,204	Spirax-Sarco Engineering Plc	242,283
516,584	Spirent Communications Plc	1,568,028
405,708	SSP Group Plc	1,432,806
16,739	St. James’s Place Plc	179,498
182,051	St. Modwen Properties Plc	843,795
881,091	Stagecoach Group Plc	830,077
15,711	Standard Life Aberdeen Plc	43,751
88,891	SThree Plc	240,709
21,164	Synthomer Plc	75,596
88,746	TalkTalk Telecom Group Plc	92,382
611,386	Tate & Lyle Plc	5,484,201
375,814	Taylor Wimpey Plc	696,040
4,247	Team17 Group Plc(a)	30,383
1,720	Telecom Plus Plc	28,682
11,057	Telit Communications Plc(a)	16,433
1,761	TORM Plc	15,052
751,867	TP ICAP Plc	3,214,021
10,167	Travis Perkins Plc	133,111
16,317	Trifast Plc	24,250
19,598	TT Electronics plc	41,222
6,494	U & I Group Plc	8,179
39,097	Ultra Electronics Holdings Plc	970,568
2,685	UNITE Group Plc (The) REIT	29,607
5,216	United Utilities Group Plc	59,270
241,382	Vectura Group Plc	258,416
60,862	Vertu Motors Plc	18,934
10,192	Vesuvius Plc	51,450
155,712	Victrex Plc	3,914,520
271,574	Vistry Group Plc	2,763,725
7,903	Vitec Group Plc (The)	66,690
4,601	Volution Group Plc	9,562
1,472	Vp Plc	12,607
8,673	Watkin Jones Plc	18,810
5,172	Weir Group Plc (The)	62,184
1,683	WH Smith Plc	26,560
2,472	Whitbread Plc	92,781
4,842	Wilmington Plc	7,715
5,631	Wincanton Plc	16,454
181,905	Wm Morrison Supermarkets Plc	419,268
15,974	YouGov Plc	134,798
		229,776,528
Shares		Value
UNITED STATES — 50.2%
86,300	1-800-FLOWERS.COM, Inc. - Class A(a)	$1,656,097
2,700	1st Constitution Bancorp	34,290
44,400	1st Source Corp.	1,542,012
77,800	ACI Worldwide, Inc.(a)	2,131,720
15,700	ACNB Corp.	438,972
33,500	Addus HomeCare Corp.(a)	2,714,170
730,318	Aduro Biotech, Inc.(a)	2,019,329
436,597	Advance Auto Parts, Inc.	52,788,943
124,400	Advanced Disposal Services, Inc.(a)	4,011,900
131,745	AeroVironment, Inc.(a)	7,938,954
73,200	Agilysys, Inc.(a)	1,433,988
16,789	Alacer Gold Corp.(a)	86,119
40,000	Albany International Corp. - Class A	2,045,600
7,008	Alexander’s, Inc. REIT	2,209,342
18,700	Alico, Inc.	548,097
66,400	ALLETE, Inc.	3,821,984
291,049	Alnylam Pharmaceuticals, Inc.(a)	38,331,153
601,730	Altra Industrial Motion Corp.	16,794,284
48,500	Amalgamated Bank - Class A	518,950
71,526	Ambarella, Inc.(a)	3,760,837
90,000	American Assets Trust, Inc., REIT	2,548,800
4,600	American National Bankshares, Inc.	123,050
107,400	American Software, Inc. - Class A	1,769,952
58,900	American States Water Co.	4,674,893
20,000	America’s Car-Mart, Inc.(a)	1,319,000
50,600	AMERISAFE, Inc.	3,221,702
111,600	Amphastar Pharmaceuticals Inc.(a)	1,891,620
94,300	AngioDynamics, Inc.(a)	983,549
26,700	ANI Pharmaceuticals, Inc.(a)	1,068,267
184,702	ANSYS, Inc.(a)	48,360,525
22,000	Anterix, Inc.(a)	1,155,000
842,800	AO Smith Corp.	35,717,864
23,790	Apollo Commercial Real Estate Finance, Inc. REIT	193,889
30,000	Apollo Medical Holdings, Inc.(a)	466,200
249,807	Appian Corp.(a)	11,408,686
31,900	Applied Industrial Technologies, Inc.	1,671,241
342,212	AptarGroup, Inc.	36,644,061
25,495	Arbor Realty Trust, Inc. REIT	175,661
92,200	Arcosa, Inc.	3,436,294
47,800	Arcus Biosciences, Inc.(a)	1,262,398
42,300	Ares Commercial Real Estate Corp. REIT	327,825
146,800	Armada Hoffler Properties, Inc. REIT	1,410,748
30,038	Arrow Financial Corp.	856,083

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
18,400	Artesian Resources Corp. - Class A	$635,352
45,500	Asbury Automotive Group, Inc.(a)	3,071,250
13,100	Aspen Technology, Inc.(a)	1,339,475
26,400	ATN International Inc.	1,639,968
387,200	AtriCure, Inc.(a)	16,696,064
4,754	Atrion Corp.	3,003,720
710,000	Avanos Medical, Inc.(a)	22,045,500
45,900	Avista Corp.	1,975,536
215,200	Axogen, Inc.(a)	2,098,200
109,192	Axon Enterprise, Inc.(a)	7,939,350
675,000	B&G Foods, Inc.	13,108,500
47,500	Balchem Corp.	4,238,900
5,100	BancFirst Corp.	196,401
26,500	Bandwidth, Inc. - Class A(a)	2,161,340
27,000	Bank of Commerce Holdings	207,630
14,100	Bank of Marin Bancorp	464,736
29,900	BankFinancial Corp.	247,273
400,000	Barnes Group, Inc.	15,352,000
24,500	Barrett Business Services, Inc.	1,198,540
29,500	Baycom Corp.(a)	363,735
47,000	BCB Bancorp, Inc.	475,640
40,900	BellRing Brands, Inc. - Class A(a)	716,977
82,900	Benchmark Electronics, Inc.	1,712,714
169,971	Benefitfocus, Inc.(a)	1,840,786
8,900	BG Staffing, Inc.	108,135
247,300	BioDelivery Sciences International, Inc.(a)	1,127,688
13,511	BioSpecifics Technologies Corp.(a)	768,911
5,665	Bizlink Holding, Inc.	37,435
71,500	Black Hills Corp.	4,428,710
268,900	Blackbaud, Inc.	14,859,414
281,795	Blackline, Inc.(a)	17,116,228
113,250	Bloomin’ Brands, Inc.	1,364,663
93,700	Bluerock Residential Growth REIT, Inc.	545,334
127,800	BMC Stock Holdings, Inc.(a)	2,715,750
9,600	Boise Cascade Co.	300,192
41,500	Boston Beer Co., Inc. (The) - Class A(a)	19,360,165
96,700	Brightcove, Inc.(a)	754,260
4,240	Brinker International, Inc.	98,707
110,400	Brookline Bancorp, Inc.	1,127,184
46,500	BRT Apartments Corp. REIT	460,350
215,000	Bryn Mawr Bank Corp.	6,259,725
4,054	Burford Capital Ltd.	25,540
242,900	Burlington Stores, Inc.(a)	44,375,401
5,440	C&F Financial Corp.	193,446
373,500	Cabot Microelectronics Corp.	45,768,690
4,000	CACI International, Inc. - Class A(a)	1,000,560
37,600	Calavo Growers, Inc.	2,180,800
7,600	Cambridge Bancorp	423,928
Shares		Value
UNITED STATES (continued)
41,800	Camden National Corp.	$1,368,950
350,000	Cantel Medical Corp.	12,950,000
24,600	Capital City Bank Group, Inc.	542,184
51,500	Capstar Financial Holdings, Inc.	587,615
47,400	Capstead Mortgage Corp. REIT	246,006
555,000	Cardiovascular Systems, Inc.(a)	23,310,000
60,500	Carriage Services, Inc.	908,710
25,000	Carter Bank & Trust	237,000
50,000	Casella Waste Systems, Inc. - Class A(a)	2,319,000
47,120	Cass Information Systems, Inc.	1,889,983
385,000	Catalent, Inc.(a)	26,622,750
35,900	CatchMark Timber Trust, Inc. - Class A REIT	282,174
35,800	Cato Corp. (The) - Class A	403,108
146,100	CBIZ, Inc.(a)	3,469,875
352,400	CDW Corp.	39,045,920
19,100	Cellular Biomedicine Group, Inc.(a)	276,950
10,400	Central Garden & Pet Co.(a)	342,576
112,500	Central Garden & Pet Co. - Class A(a)	3,421,125
32,700	Central Valley Community Bancorp	478,401
9,000	Century Bancorp, Inc. - Class A	672,210
85,034	CEVA, Inc.(a)	2,665,816
114,300	ChannelAdvisor Corp.(a)	1,180,719
60,100	Chase Corp.	5,665,026
55,200	Chatham Lodging Trust REIT	414,552
12,902	Cheesecake Factory, Inc. (The)	287,586
432,109	Chegg, Inc.(a)	18,472,660
6,200	Chemed Corp.	2,582,734
13,200	Chemung Financial Corp.	323,400
46,300	Chesapeake Utilities Corp.	4,068,844
55,200	Chiasma, Inc.(a)	285,384
26,800	Chuy’s Holdings, Inc.(a)	449,168
22,100	CNB Financial Corp.	392,054
5,400	Coastal Financial Corp.(a)	70,902
10,900	Coca-Cola Consolidated, Inc.	2,566,623
798,495	Codexis, Inc.(a)	9,270,527
57,400	Cogent Communications Holdings, Inc.	4,811,842
29,000	Collectors Universe, Inc.	637,130
12,200	Collegium Pharmaceutical, Inc.(a)	252,296
210,000	Community Bank System, Inc.	13,122,900
22,300	Community Healthcare Trust Inc. REIT	829,560
46,800	Community Trust Bancorp, Inc.	1,586,520
52,500	Computer Programs & Systems, Inc.	1,261,575
314,700	CONMED Corp.	23,259,477
14,900	Consolidated-Tomoka Land Co.	626,247
200,994	Cooper Cos., Inc. (The)	57,624,980
17,100	Corenergy Infrastructure Trust, Inc. REIT	207,594

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
40,000	Cornerstone OnDemand, Inc.(a)	$1,342,400
28,100	CorVel Corp.(a)	1,480,589
12,900	CRA International, Inc.	543,477
19,333	Cracker Barrel Old Country Store, Inc.	1,883,034
40,900	Crawford & Co. - Class A	291,208
102,400	CryoLife, Inc.(a)	2,286,592
85,300	CSG Systems International, Inc.	4,143,874
143,400	CSW Industrials, Inc.	9,498,816
525,000	CVB Financial Corp.	10,912,125
80,000	CytomX Therapeutics, Inc.(a)	825,600
500	Daily Journal Corp.(a)	138,750
5,926	Darden Restaurants, Inc.	437,280
59,000	Darling Ingredients, Inc.(a)	1,214,810
73,100	Denny’s Corp.(a)	823,837
17,676	DexCom, Inc.(a)	5,924,995
10,600	Diamond Hill Investment Group, Inc.	1,161,336
163,678	Digimarc Corp.(a)	2,741,607
29,200	Donegal Group, Inc. - Class A	418,144
389,420	Dover Corp.	36,469,183
59,300	DSP Group, Inc.(a)	1,022,925
34,700	Ducommun, Inc.(a)	979,928
84,466	Dynex Capital, Inc., REIT	1,208,708
30,800	Eagle Pharmaceuticals, Inc.(a)	1,570,184
3,600	Eastern Co. (The)	64,800
33,300	EastGroup Properties, Inc. REIT	3,529,800
750,000	elf Beauty, Inc.(a)	9,802,500
60,600	EMCOR Group, Inc.	3,849,918
82,400	Employers Holdings, Inc.	2,502,488
27,100	Encompass Health Corp.	1,795,375
53,500	Ennis, Inc.	995,635
85,600	Ensign Group, Inc. (The)	3,202,296
600	Enterprise Bancorp, Inc.	14,490
4,300	Enterprise Financial Services Corp.	132,182
225,000	Envestnet, Inc.(a)	14,067,000
96,200	Envista Holdings Corp.(a)	1,873,014
7,200	EPAM Systems, Inc.(a)	1,590,408
8,785	Epsilon Energy Ltd.(a)	25,740
375,808	Equifax, Inc.	52,199,731
13,995	Equity Commonwealth REIT	475,130
6,000	ESSA Bancorp, Inc.	72,000
107,700	Essent Group Ltd.	2,942,364
1,800	Evans Bancorp, Inc.	49,986
122,839	EverQuote, Inc.(a)	4,787,036
71,800	Evo Payments, Inc. - Class A(a)	1,429,538
52,300	Evofem Biosciences, Inc.(a)	247,902
245,000	Evoqua Water Technologies Corp.(a)	3,932,250
164,764	Exact Sciences Corp.(a)	13,013,061
43,700	ExlService Holdings, Inc.(a)	2,697,601
29,300	Exponent, Inc.	2,060,669
9,400	Fair Isaac Corp.(a)	3,317,636
62,800	Farmers National Banc Corp.	778,092
Shares		Value
UNITED STATES (continued)
89,147	FARO Technologies, Inc.(a)	$4,893,279
8,200	Federal Agricultural Mortgage Corp. - Class C	546,366
2,200	FedNat Holding Co.	26,664
47,700	Financial Institutions, Inc.	922,995
80,800	First Bancorp. - Southern Pines NC	2,148,472
22,500	First Bancshares, Inc. (The)	448,200
125,500	First Busey Corp.	2,311,710
20,400	First Business Financial Services, Inc.	350,472
6,800	First Capital, Inc.	338,980
4,300	First Citizens BancShares, Inc. - Class A	1,642,600
28,200	First Community Bancshares, Inc.	664,674
113,413	First Defiance Financial Corp.	1,971,118
40,200	First Financial Corp.	1,427,904
16,800	First Mid Bancshares, Inc.	448,560
95,700	First Solar, Inc.(a)	4,211,757
8,600	Five9, Inc.(a)	796,962
57,300	Flagstar Bancorp, Inc.	1,484,643
3,400	Forrester Research, Inc.(a)	106,420
46,900	Foundation Building Materials, Inc.(a)	548,730
82,000	Fresh Del Monte Produce, Inc.	2,337,820
300,000	Freshpet, Inc.(a)	22,623,000
11,200	FS Bancorp, Inc.	469,840
39,200	FTI Consulting, Inc.(a)	4,992,512
10,000	GCS Holdings, Inc.	17,924
250,000	German American Bancorp, Inc.	7,432,500
101,500	Getty Realty Corp. REIT	2,756,740
105,100	Gladstone Commercial Corp. REIT	1,660,580
18,900	Gladstone Land Corp. REIT	253,638
48,600	Global Medical REIT, Inc.	506,412
6,700	Global Water Resources, Inc.	72,025
215,910	Globus Medical, Inc. - Class A(a)	10,247,089
72,800	Gold Resource Corp.	300,664
1,700	Goosehead Insurance, Inc. - Class A(a)	95,438
205,000	Great Lakes Dredge & Dock Corp.(a)	1,812,200
34,100	Great Southern Bancorp, Inc.	1,451,637
209,412	GrubHub, Inc.(a)	10,007,799
39,360	GSI Technology, Inc.(a)	304,253
21,900	Guaranty Bancshares, Inc.	590,643
22,301	H&R Block, Inc.	371,312
95,000	Hackett Group, Inc. (The)	1,408,850
44,800	Haemonetics Corp.(a)	5,097,344
26,200	Harpoon Therapeutics, Inc.(a)	330,120
64,400	Haverty Furniture Cos., Inc.	871,332
34,500	Hawkins, Inc.	1,291,335
295,000	HB Fuller Co.	10,853,050
23,300	HCI Group, Inc.	970,445

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
13,900	Healthcare Realty Trust, Inc. REIT	$408,521
82,300	HealthStream, Inc.(a)	1,878,498
92,200	Heartland Express, Inc.	1,806,198
29,300	Heidrick & Struggles International, Inc.	657,492
69,810	Helen of Troy Ltd.(a)	11,468,387
41,300	Hemisphere Media Group, Inc.(a)	383,264
96,600	Heritage Insurance Holdings, Inc.	1,095,444
20,500	Heritage-Crystal Clean, Inc.(a)	376,175
20,200	Home Bancorp, Inc.	513,080
66,600	HomeStreet, Inc.	1,701,630
32,600	HomeTrust Bancshares, Inc.	501,062
2,291,500	Hostess Brands, Inc.(a)	27,543,830
62,100	Huron Consulting Group, Inc.(a)	3,480,084
1,277,555	IAA, Inc.(a)	49,313,623
31,400	ICF International, Inc.	2,309,156
35,500	IDACORP, Inc.	3,258,190
207,130	IDEX Corp.	31,821,382
36,000	IES Holdings, Inc.(a)	711,000
260,000	Independent Bank Corp.	18,951,400
78,700	Independent Bank Corp.	1,156,103
45,500	Ingles Markets, Inc. - Class A	1,857,765
214,409	Ingredion, Inc.	17,410,011
145,360	Innospec, Inc.	10,541,507
56,500	Innoviva, Inc.(a)	801,170
180,800	Inovalon Holdings, Inc. - Class A(a)	3,164,000
59,100	Insight Enterprises, Inc.(a)	3,208,539
195,225	Inspire Medical Systems, Inc.(a)	13,989,823
52,200	Integer Holdings Corp.(a)	3,886,812
591,400	Integra LifeScience Holdings Corp.(a)	30,190,970
17,900	Intelligent Systems Corp.(a)	600,366
70,000	International Money Express, Inc.(a)	565,600
7,800	Investar Holding Corp.	97,890
143,500	Investors Bancorp Inc.	1,335,985
37,900	Investors Real Estate Trust REIT	2,373,677
5,300	Investors Title Co.	709,670
58,509	IPG Photonics Corp.(a)	7,566,969
116,929	iRobot Corp.(a)	7,127,992
18,200	Itron, Inc.(a)	1,270,724
76,700	J & J Snack Foods Corp.	9,743,201
57,600	j2 Global, Inc.	4,644,864
5,015	Jack Henry & Associates, Inc.	820,203
31,186	Jack in the Box, Inc.	1,880,516
28,900	John B. Sanfilippo & Son, Inc.	2,373,557
325,000	John Bean Technologies Corp.	24,940,500
475,000	John Wiley & Sons, Inc. - Class A	17,836,250
6,487	Juniper Networks, Inc.	140,119
40,700	Kelly Services, Inc. - Class A	628,815
70,600	Kezar Life Sciences, Inc.(a)	331,820
Shares		Value
UNITED STATES (continued)
70,900	Kforce, Inc.	$2,123,455
6,500	Kiniksa Pharmaceuticals Ltd. - Class A(a)	129,675
27,300	Kinsale Capital Group, Inc.	2,965,326
177,200	Kite Realty Group Trust REIT	1,812,756
119,006	KKR Real Estate Finance Trust, Inc. REIT	1,877,915
12,000	Krystal Biotech, Inc.(a)	566,280
138,935	L3Harris Technologies, Inc.	26,911,709
276,155	Laboratory Corp of America Holdings(a)	45,413,690
9,100	Lakeland Bancorp, Inc.	101,829
231,400	Lancaster Colony Corp.	31,153,382
89,900	Landec Corp.(a)	1,002,385
79,200	Laureate Education, Inc. - Class A(a)	750,024
30,584	LCNB Corp.	438,575
12,100	Legacy Housing Corp.(a)	118,338
46,600	LeMaitre Vascular, Inc.	1,327,634
110,579	LendingTree, Inc.(a)	27,575,085
17,000	LHC Group, Inc.(a)	2,209,830
59,200	Lifevantage Corp.(a)	917,600
16,000	Liquidia Technologies, Inc.(a)	79,680
29,200	Lithia Motors, Inc. - Class A	3,228,352
163,300	LiveRamp Holdings, Inc.(a)	6,182,538
51,400	LTC Properties, Inc. REIT	1,829,840
62,400	Luminex Corp.	2,249,520
33,700	M/I Homes, Inc.(a)	858,002
39,100	Macatawa Bank Corp.	300,288
60,900	ManTech International Corp. - Class A	4,540,704
6,600	Marcus Corp. (The)	95,964
92,726	MarketAxess Holdings, Inc.	42,191,257
71,900	Masimo Corp.(a)	15,380,129
52,400	Materion Corp.	2,711,176
72,600	MAXIMUS, Inc.	4,887,432
22,267	McGrath RentCorp	1,214,665
500,000	Medallia, Inc.(a)	10,740,000
14,900	Medpace Holdings, Inc.(a)	1,189,914
5,400	Mercantile Bank Corp.	127,440
10,700	Merchants Bancorp/IN	164,780
85,100	Meridian Bancorp, Inc.	1,002,478
11,800	Meritage Homes Corp.(a)	620,208
11,200	Mesa Laboratories, Inc.	2,665,600
4,500	Meta Financial Group, Inc.	82,890
30,000	Methode Electronics, Inc.	900,600
83,775	MFA Financial, Inc. REIT	146,606
290,000	MGP Ingredients, Inc.	10,941,700
25,000	MicroStrategy, Inc. - Class A(a)	3,158,250
13,000	Middlesex Water Co.	783,900
14,300	Midland States Bancorp, Inc.	231,946
39,600	MidWestOne Financial Group, Inc.	826,452
41,500	Miller Industries, Inc.	1,260,770
54,700	Mitek Systems, Inc.(a)	510,351
103,600	Model N, Inc.(a)	2,989,896

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
175,400	Monmouth Real Estate Investment Corp. REIT	$2,383,686
590	Morningstar, Inc.	92,016
220,200	MSA Safety, Inc.	24,779,106
29,600	Murphy USA, Inc.(a)	3,161,280
55,400	MYR Group, Inc.(a)	1,662,000
9,300	NACCO Industries, Inc. - Class A	326,895
547,510	Nasdaq, Inc.	60,045,422
11,900	Nathan’s Famous Inc.	669,613
104,800	National CineMedia, Inc.	345,840
172,800	National General Holdings Corp.	3,288,384
39,219	National Health Investors, Inc. REIT	2,159,398
39,743	National HealthCare Corp.	2,717,229
81,781	National Instruments Corp.	3,142,026
18,300	National Presto Industries, Inc.	1,487,973
14,100	National Research Corp.	727,419
128,600	National Storage Affiliates Trust REIT	3,662,528
350,000	National Vision Holdings, Inc.(a)	9,275,000
2,400	National Western Life Group, Inc. - Class A	462,552
8,000	Natural Grocers by Vitamin Cottage, Inc.	90,160
94,500	Natus Medical, Inc.(a)	2,361,555
5,967	Nelnet, Inc. - Class A	287,311
54,166	Neogen Corp.(a)	3,390,250
442,270	New Relic, Inc.(a)	23,745,476
46,500	New Senior Investment Group, Inc. REIT	153,915
38,500	NexPoint Residential Trust, Inc., REIT	1,157,695
93,400	NextGen Healthcare, Inc.(a)	985,370
900	NI Holdings, Inc.(a)	12,159
186,000	NIC, Inc.	4,506,780
26,500	Nicolet Bankshares, Inc.(a)	1,458,030
20,200	Northrim Bancorp, Inc.	473,690
202,660	Northwest Bancshares, Inc.	2,150,223
44,500	Northwest Natural Holding Co.	2,896,950
72,000	NorthWestern Corp.	4,153,680
350	Norwood Financial Corp.	8,269
16,270	Novanta Inc.(a)	1,413,700
57,000	NuVasive, Inc.(a)	3,470,160
10,600	NVE Corp.	601,762
124,600	OceanFirst Financial Corp.	2,099,510
38,200	Office Properties Income Trust REIT	1,046,680
8,400	Oil-Dri Corp of America	314,076
44,800	Omnicell, Inc.(a)	3,265,920
61,400	ONE Gas, Inc.	4,894,194
57,100	One Liberty Properties, Inc. REIT	897,612
62,100	Ormat Technologies, Inc.	3,875,661
Shares		Value
UNITED STATES (continued)
5,200	Orrstown Financial Services, Inc.	$80,080
53,700	Orthofix Medical, Inc.(a)	1,903,665
35,100	OSI Systems, Inc.(a)	2,540,538
56,800	Otter Tail Corp.	2,520,784
231,677	Pacira BioSciences, Inc.(a)	9,565,943
115,000	Palomar Holdings, Inc.(a)	6,727,500
39,900	Par Pacific Holdings, Inc.(a)	387,828
30,400	Park National Corp.	2,431,392
12,144	Parke Bancorp, Inc.	171,109
42,200	PC Connection, Inc.	1,939,090
21,300	PCB Bancorp	199,794
60,600	PCSB Financial Corp.	827,190
42,200	PennyMac Financial Services, Inc.	1,273,174
66,810	Penumbra, Inc.(a)	11,846,749
58,700	Peoples Bancorp, Inc.	1,426,997
9,900	Peoples Financial Services Corp.	366,399
19,400	People’s Utah Bancorp	416,712
94,900	Perficient, Inc.(a)	3,305,367
102,400	Performance Food Group Co.(a)	3,005,440
81,900	Perspecta, Inc.	1,766,583
68,600	Phibro Animal Health Corp. - Class A	1,832,306
28,100	Photronics, Inc.(a)	335,795
197,000	Piedmont Office Realty Trust, Inc. REIT - Class A	3,417,950
38,900	PJT Partners, Inc. - Class A	1,892,096
85,600	PNM Resources, Inc.	3,465,944
101,300	Portland General Electric Co.	4,739,827
30,400	Powell Industries, Inc.	771,248
22,500	Power Integrations, Inc.	2,302,875
28,950	Premier Financial Bancorp Inc.	376,350
607,300	Prestige Consumer Healthcare, Inc.(a)	24,711,037
35,900	PriceSmart, Inc.	2,281,086
4,717	Primo Water Corp.	48,290
102,700	Primoris Services Corp.	1,603,147
107,200	Progress Software Corp.	4,385,552
34,500	ProSight Global, Inc.(a)	288,420
225,000	Prosperity Bancshares, Inc.	13,484,250
35,700	Protagonist Therapeutics, Inc.(a)	240,975
40,500	Protective Insurance Corp. - Class B	632,610
36,200	Providence Service Corp. (The)(a)	2,099,962
57,300	Provident Financial Services, Inc.	822,255
29,800	PS Business Parks, Inc. REIT	3,846,882
60,200	Pure Cycle Corp.(a)	618,254
1,845,000	Pure Storage, Inc. - Class A(a)	26,568,000
2,711,221	PureTech Health Plc(a)	8,946,684
390,000	Q2 Holdings, Inc.(a)	31,090,800
41,200	QAD, Inc. - Class A	1,743,584

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
46,800	QCR Holdings, Inc.	$1,440,504
73,200	Qualys, Inc.(a)	7,718,208
111,600	Quanex Building Products Corp.	1,391,652
6,473	Quest Diagnostics, Inc.	712,742
22,500	Quidel Corp.(a)	3,127,500
14,800	Quotient Technology, Inc.(a)	106,264
75,600	R1 RCM, Inc.(a)	780,192
136,700	Radian Group, Inc.	2,047,766
17,700	RadNet, Inc.(a)	249,924
257,100	Rambus, Inc.(a)	3,221,463
8,000	RCI Hospitality Holdings, Inc.	100,240
76,300	Recro Pharma, Inc.(a)	645,498
19,400	Regional Management Corp.(a)	309,236
130,600	Rent-A-Center, Inc.	2,599,593
8,200	Repligen Corp.(a)	952,430
24,000	Republic Bancorp, Inc. - Class A	799,920
108,300	Resources Connection, Inc.	1,178,304
39,432	Retail Value, Inc. REIT	570,581
2,100	Retrophin, Inc.(a)	31,962
2,500	Revance Therapeutics, Inc.(a)	46,275
1,600	Rexford Industrial Realty, Inc. REIT	65,152
13,400	RGC Resources, Inc.	333,258
75,259	Rhythm Pharmaceuticals, Inc.(a)	1,417,880
102,200	Rimini Street, Inc.(a)	472,164
51,000	Riverview Bancorp, Inc.	282,030
14,100	RLI Corp.	1,026,903
51,300	RMR Group Inc. (The) - Class A	1,521,558
29,100	Rocky Brands, Inc.	624,195
67,400	Rosetta Stone, Inc.(a)	1,151,192
146,400	RPT Realty REIT	998,448
95,047	Rubius Therapeutics, Inc.(a)	575,034
72,600	Rush Enterprises, Inc. - Class A	2,722,500
42,600	Ruth’s Hospitality Group Inc.	479,463
10,400	Safehold, Inc. REIT	600,704
38,300	Safety Insurance Group, Inc.	3,221,796
825,000	SailPoint Technologies Holding, Inc.(a)	15,336,750
1,000,000	Sally Beauty Holdings, Inc.(a)	9,710,000
476,849	Samsonite International SA	402,884
10,500	Sanderson Farms, Inc.	1,429,470
11,400	Sandy Spring Bancorp, Inc.	290,700
39,500	Saul Centers, Inc. REIT	1,288,490
39,784	Seattle Genetics, Inc.(a)	5,459,558
122,500	Select Medical Holdings Corp.(a)	2,091,075
152,800	Selective Insurance Group, Inc.	7,659,864
26,800	Seneca Foods Corp. Class A(a)	964,264
440,000	Sensient Technologies Corp.	21,027,600
23,500	Shenandoah Telecommunications Co.	1,257,485
69,454	Shockwave Medical, Inc.(a)	2,786,494
20,000	Shore Bancshares, Inc.	222,000
Shares		Value
UNITED STATES (continued)
6,300	SI-BONE, Inc.(a)	$101,871
39,200	Sierra Bancorp	795,760
137,483	SIGA Technologies, Inc.(a)	812,525
935,000	Simply Good Foods Co. (The)(a)	17,624,750
42,900	Simulations Plus, Inc.	1,632,345
3,900	SJW Corp.	232,167
31,200	SmartFinancial, Inc.	451,152
17,900	Southern First Bancshares, Inc.(a)	521,964
21,800	Southern Missouri Bancorp, Inc.	517,314
6,700	Southern National Bancorp of Virginia, Inc.	67,469
38,764	Southwest Gas Holdings Inc.	2,938,311
69,600	SP Plus Corp.(a)	1,467,864
21,400	Spero Therapeutics, Inc.(a)	266,002
65,100	Spire, Inc.	4,749,696
36,900	Spirit of Texas Bancshares, Inc.(a)	423,981
76,067	Splunk, Inc.(a)	10,676,764
63,100	Spok Holdings, Inc.	647,406
79,000	SPS Commerce, Inc.(a)	4,385,290
284,742	STAAR Surgical Co.(a)	10,911,313
181,200	Standex International Corp.	9,031,008
17,229	Stepan Co.	1,643,647
312,080	STERIS Plc	44,471,400
1,500	Sterling Bancorp, Inc.	5,415
21,400	Sterling Construction Co., Inc.(a)	211,432
65,200	Stewart Information Services Corp.	2,077,272
219,200	Stock Yards Bancorp, Inc.	7,242,368
207,635	Stratasys Ltd.(a)	3,675,139
9,800	Superior Group of Cos., Inc.	85,456
25,600	Sutro Biopharma, Inc.(a)	252,160
114,300	Sykes Enterprises, Inc.(a)	3,272,409
411,855	Synopsys, Inc.(a)	64,710,658
51,100	Systemax, Inc.	1,014,846
37,046	Tabula Rasa HealthCare, Inc.(a)	2,346,494
41,475	Tactile Systems Technology, Inc.(a)	2,140,939
58,800	Taylor Morrison Home Corp.(a)	855,540
54,800	TechTarget, Inc.(a)	1,277,936
186,556	Teladoc Health, Inc.(a)	30,705,252
153,133	Teleflex, Inc.	51,360,808
109,400	Telenav, Inc.(a)	510,898
855,000	Tenable Holdings, Inc.(a)	22,281,300
19,200	Territorial Bancorp Inc.	482,496
42,235	Tesla, Inc.(a)	33,022,702
67,500	Tetra Tech, Inc.	5,081,400
70,200	Texas Roadhouse, Inc.	3,305,718
2,096	Textainer Group Holdings Ltd.(a)	18,604
13,100	Timberland Bancorp, Inc.	253,485
32,600	Tiptree, Inc.	208,314
59,834	Tootsie Roll Industries, Inc.	2,101,968

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
UNITED STATES (continued)
42,300	Towne Bank/Portsmouth VA	$854,460
98,545	TPG RE Finance Trust, Inc. REIT	757,811
84,700	Translate Bio, Inc.(a)	1,087,548
64,000	Tredegar Corp.	1,054,720
420,000	TreeHouse Foods, Inc.(a)	21,726,600
10,800	Tribune Publishing Co.	92,556
75,600	TriCo Bancshares	2,277,072
456,900	TriMas Corp.(a)	10,892,496
23,300	TrueBlue, Inc.(a)	361,849
189,805	Trupanion, Inc.(a)	5,677,068
50,600	TrustCo Bank Corp.	318,780
48,000	TTEC Holdings, Inc.	1,871,040
24,700	Twist Bioscience Corp.(a)	807,937
26,500	UFP Technologies, Inc.(a)	1,139,500
370,000	UMB Financial Corp.	18,810,800
11,100	UMH Properties, Inc. REIT	144,189
23,545	UniFirst Corp.	3,959,092
60,500	United Fire Group, Inc.	1,730,300
51,600	Unitil Corp.	2,595,996
86,000	UNITY Biotechnology, Inc.(a)	558,140
66,600	Universal Corp.	3,221,442
31,600	Universal Health Realty Income Trust REIT	3,379,936
52,800	Universal Insurance Holdings, Inc.	962,544
87,200	Univest Financial Corp.	1,543,440
16,455	Upland Software, Inc.(a)	520,472
365,203	Upwork, Inc.(a)	3,042,141
101,600	Urstadt Biddle Properties, Inc. - Class A REIT	1,484,376
34,400	US Ecology, Inc.	1,127,632
12,500	US Physical Therapy, Inc.	943,750
6,900	USANA Health Sciences, Inc.(a)	615,618
13,100	Utah Medical Products Inc.	1,087,300
95,200	Varex Imaging Corp.(a)	2,487,576
53,400	Vector Group Ltd.	571,380
277,118	Veeco Instruments, Inc.(a)	3,028,900
44,100	Verint Systems, Inc.(a)	1,884,834
221,495	Verisk Analytics, Inc.	33,851,081
29,700	Viad Corp.	711,909
36,700	Village Super Market, Inc. - Class A	881,901
13,000	Vishay Precision Group, Inc.(a)	300,560
227,300	Vulcan Materials Co.	25,678,081
3,300	Walker & Dunlop, Inc.	126,819
177,400	Washington Trust Bancorp, Inc.	6,210,774
83,700	Waterstone Financial Inc.	1,215,324
98,064	Wayfair, Inc. - Class A(a)	12,163,859
22,400	WD-40 Co.	3,903,872
46,875	Weis Markets, Inc.	2,345,156
1,615,000	Welbilt, Inc.(a)	7,961,950
52,800	Werner Enterprises, Inc.	2,118,336
167,040	West Pharmaceutical Services, Inc.	31,613,990
Shares		Value
UNITED STATES (continued)
32,800	Westwood Holdings Group, Inc.	$755,384
275,624	WEX, Inc.(a)	36,470,568
8,600	Winmark Corp.	1,290,000
711,945	Wolverine World Wide, Inc.	14,587,753
23,700	WSFS Financial Corp.	691,566
661,890	Wyndham Hotels & Resorts, Inc.	24,959,872
54,200	Xperi Corp.	828,176
2,492,184	Yext, Inc.(a)	31,899,955
48,500	York Water Co. (The)	1,955,520
92,962	Zillow Group, Inc. - Class A(a)	4,047,565
366,676	Zillow Group, Inc. - Class C(a)	16,119,077
198,914	Zuora, Inc. - Class A(a)	2,102,521
		2,999,061,912
VIETNAM — 0.0%
430,683	PetroVietnam Drilling & Well Services JSC(a)	168,200
227,568	Saigon - Hanoi Commercial Joint Stock Bank(a)	154,438
291,550	Vietnam National Petroleum Group	501,492
		824,130
Total Common Stocks (Cost $4,612,274,555)		4,921,363,787

INVESTMENT COMPANY — 0.9%
53,228,711	SEI Daily Income Trust Government II Fund, Class A 0.32%(c)	53,228,711
Total Investment Company (Cost $53,228,711)		53,228,711

EXCHANGE-TRADED FUNDS — 13.1%
657,300	iShares Core S&P Small-Cap ETF	41,639,955
747,000	iShares MSCI Emerging Markets ETF	27,370,080
872,000	iShares MSCI Japan ETF	45,134,720
629,500	iShares MSCI South Korea ETF	32,494,790
2,008,575	iShares Russell 2000 ETF	261,737,408
1,135,825	Vanguard Mid-Cap ETF	170,816,722
974,500	Vanguard Small-Cap Growth ETF	170,556,990
1,165,065	Xtrackers Harvest CSI 300 China A-Shares ETF	31,363,550
Total Exchange-Traded Funds (Cost $748,147,550)		781,114,215

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Shares		Value
RIGHTS/WARRANTS — 0.0%

AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, 12/01/49(a)(b)	$0
1,710	Centrebet Litigation Units Rights, Expire 12/01/49(a)(b)	0
93,478	Monash IVF Group(a)(b)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expire 05/22/29(a)(b)	0
HONG KONG — 0.0%
600	Legend Holdings Corp. Rights, Expire 12/31/20(a)(b)	0
INDIA — 0.0%
3,452	Arvind Fashion Right, Expire 12/30/20(a)	0
ISRAEL — 0.0%
11	Carasso Motors Ltd.(a)	394
SINGAPORE — 0.0%
169,647	Ezion Holdings Ltd. Warrants, Expire 04/16/23(a)(b)	0
TAIWAN — 0.0%
80	Machvision, Inc.(a)	234
317	Simplo Technology(a)(b)	0
402,302	Shin Kong Financial Holding Co. Ltd.(a)(b)	0
		234
UNITED KINGDOM — 0.0%
128,742	GVC Holdings Plc - CVR Shares, Rights, Expire 12/31/30(a)(b)	0
Shares		Value
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals Contingent Value Rights(a)(b)	$0
Total Rights/Warrants (Cost $1,825)		$628

CASH SWEEP — 2.6%
157,364,511	Citibank - US Dollars on Deposit in Custody Account, 0.12%(a)(c)	157,364,511
Total Cash Sweep (Cost $157,364,511)		157,364,511
TOTAL INVESTMENTS — 99.1% (Cost $5,571,017,152)		$5,913,071,852
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		56,082,911
NET ASSETS — 100.0%		$5,969,154,763

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $2,791,083 which is 0.05% of net assets and the cost is $9,425,708.
(c)	The rate shown represents the current yield as of April 30, 2020.

Forward foreign currency exchange contracts outstanding at April 30, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	8,030,825,000	USD	75,000,000	JPMorgan Chase Bank, N.A.	06/17/20	$ (112,046)

Total Forward Foreign Currency Exchange Contracts						$ (112,046)

The following abbreviations are used in the report:

ADR — American Depositary Receipt
CPO — Certificate of Participation-Common
CVR — Contingent Value Rights
ETF — Exchange Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
VVPR — Voter Verified Paper Record

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2020 (Unaudited)

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	16.3%
Health Care	16.1
Industrials	13.7
Consumer Discretionary	9.4
Consumer Staples	4.8
Materials	4.7
Banks	4.4
Diversified Financials	3.3
Real Estate	2.6
Communication Services	2.4
Insurance	2.0
Utilities	1.9
Energy	0.6
Financials	0.3
Other*	17.5
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, investment companies, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

60

(b)	Not applicable.

-OR-

If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclose the following information for each such divested security: (1) name of the issuer; (2) exchange ticker symbol; (3) Committee on Uniform Securities Identification Procedures (“CUSIP”) number; (4) total number of shares or, for debt securities, principal amount divested; (5) Date(s) that the securities were divested; (6) if the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and (7) name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	6/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer
(Principal Executive Officer)

Date	6/30/2020

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date	6/30/2020

* Print the name and title of each signing officer under his or her signature.